UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-156020
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 21	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-21610
Amendment No. 133	☑
(Check appropriate box or boxes.)
Nationwide VLI Separate Account-7

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2022

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2022 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Nationwide YourLife® Survivorship VUL – New York
Last Survivor Flexible Premium Adjustable Variable Universal Life Insurance Policies
Issued by
Nationwide Life Insurance Company
through its
Nationwide VLI Separate Account-7
The date of this prospectus is May 1, 2022.
This prospectus contains basic information about the policies that should be understood before investing. Read this prospectus carefully and keep it for future reference.
Variable life insurance policies are complex products with unique benefits and advantages and are intended as a vehicle for long-term financial planning, not short-term savings. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all within other life insurance products. With help from financial professionals, purchasers are encouraged to compare and contrast the costs and benefits of the policy described in this prospectus against those of other life insurance products, especially other variable life insurance products offered by Nationwide and its affiliates. This process of comparison and analysis should aid in determining whether the purchase of the policy described in this prospectus is consistent with the purchaser’s life insurance objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
Variable life insurance policies are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. The SEC has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. Additional information about certain investment products, including variable life insurance policies, has been prepared by the SEC’s staff and is available at Investor.gov.
Under state law a policy owner may, for a limited time, cancel the policy and receive a refund (commonly referred to as the "right to cancel" period). The length of the right to cancel period depends on state law and may vary depending on whether the policy was purchased to replace another policy. The minimum right to cancel period is 10 days. Upon cancellation, Nationwide will refund the amount prescribed by state law. The amount Nationwide refunds will be Cash Value and any charges deducted or, in certain states, the greater of the Premium paid or the policy's Cash Value plus any charges deducted. For more information, see Right to Cancel (Examination Right).
This prospectus is not an offering in any jurisdiction where such offering may not lawfully be made. Not all Riders, terms, conditions, benefits, programs, features, and investment options are available or approved for use in every state. Contact Nationwide to review a copy of the policy and any Riders or endorsements, see Contacting the Service Center. This prospectus contains all material rights and features of the policy.
The purpose of this policy is to provide life insurance protection for the beneficiary named by the policy owner. If the purchaser’s primary need is not life insurance protection, then purchasing this policy may not be in the best interest of the purchaser. Nationwide makes no claim that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.
If this policy is being purchased to replace existing life insurance, the purchaser should carefully consider the benefits, features, and costs of this policy versus those of the policy being replaced.
Nationwide offers a variety of variable universal life policies. Despite offering substantially similar features and investment options, certain policies may have lower overall charges than others including the policy described herein. These differences in charges may be attributable to differences in sales and related expenses incurred in one distribution channel versus another.

Glossary
Accumulation Unit – An accounting unit of measure of an investment in, or share of, a Sub-Account. Accumulation Unit values are initially set at $10 for each Sub-Account.
Attained Age – A person's Issue Age plus the number of full years since the Policy Date.
Base Policy Specified Amount – The amount of insurance coverage selected under the base policy, excluding any Rider Specified Amount.
Cash Surrender Value – The Cash Value minus Indebtedness and any surrender charge.
Cash Value – The total amount allocated to the Sub-Accounts, the policy loan account, and the Fixed Account.
Code – The Internal Revenue Code of 1986, as amended.
Commissionable Target Premium – is an amount used in the calculation of the percent of premium charge and total compensation Nationwide pays. Commissionable Target Premium is actuarially derived based on the Base Policy Specified Amount, the Insureds' characteristics and the death benefit option of the policy.
Death Benefit – The amount paid upon the Surviving Insured’s death, before the deduction of any Indebtedness, or due and unpaid policy charges.
Directed Monthly Deductions – A Policy Owner's election to have deductions for monthly policy charges, including Rider charges, deducted from a single Sub-Account or the Fixed Account rather than proportionally. If the selected investment option’s value is insufficient to cover the full monthly deduction, the remainder of the monthly deduction will be deducted proportionally from the Sub-Accounts and/or Fixed Account.
Fixed Account – An investment option that is funded by Nationwide's general account.
Grace Period – A 61-day period after which the Policy will Lapse if sufficient payments are not made to prevent Lapse.
In Force – Any time during which benefits are payable under the policy and any elected Rider(s).
Indebtedness – The total amount of all outstanding policy loans, including principal and interest due.
Insureds – The persons whose lives are insured under the policy. The death of the Surviving Insured triggers payment of the Death Benefit.
Investment Experience – The market performance of a mutual fund/Sub-Account.
Issue Age – A person's age based on their birthday nearest the Policy Date. If their last birthday was more than 182 days prior to the Policy Date, their nearest birthday will be their next birthday.
Lapse – The policy terminates without value.
Maturity Date – The policy anniversary on which the younger Insured reaches Attained Age 120.
Minimum Required Death Benefit – The lowest Death Benefit that will qualify the policy as life insurance under the Code.
Nationwide – Nationwide Life Insurance Company.
Net Accumulated Premiums – Cumulative Premiums less any partial surrenders, Indebtedness, and any Returned Premium.
Net Amount At Risk – The base policy's Death Benefit minus the policy's Cash Value.
Net Asset Value (NAV) – The price of each share of a mutual fund in which a Sub-Account invests. NAV is calculated by subtracting the mutual fund's liabilities from its total assets, and dividing that figure by the number of shares outstanding. Nationwide uses NAV to calculate the value of Accumulation Units. NAV does not reflect deductions made for charges taken from the Sub-Accounts.
Net Premium – Premium after transaction charges, but before any allocation to an investment option.
Policy Data Page(s) – The Policy Data Page(s) are issued as part of the policy and contain information specific to the policy and the Insured, including coverage and Rider elections. Updated Policy Data Page(s) will be issued if the policy owner makes any changes to coverage elections after the policy is issued.

Policy Date – The date the policy takes effect as shown in the Policy Data Pages. Policy years, months, and anniversaries are measured from this date.
Policy owner or Owner – The person or entity named as the owner on the application, or the person or entity assigned ownership rights.
Policy Monthaversary – The same day of the month as the Policy Date for each succeeding month. In any month where such day does not exist (e.g. 29th, 30th, or 31st), the Policy Monthaversary will be the last day of that calendar month.
Policy Proceeds or Proceeds – Policy Proceeds may constitute the Death Benefit, or the amount payable if the policy matures or is surrendered, adjusted to account for any unpaid charges, Indebtedness and Rider benefits.
Premium – Amount(s) paid to purchase and maintain the policy.
Premium Load – The aggregate of the sales load and premium tax charges.
Returned Premium – Any return of Premium due to Code Section 7702 or 7702A.
Rider – An optional benefit purchased under the policy. Rider availability and Rider terms may vary depending on the state in which the policy was issued.
Rider Specified Amount – The portion of the Total Specified Amount attributable to the Additional Term Insurance Rider.
SEC – Securities and Exchange Commission.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the policy. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Sub-Account(s) – The mechanism used to account for allocations of Net Premium and Cash Value among the policy's variable investment options.
Substandard Rating – An underwriting classification based on medical and/or non-medical factors used to determine what to charge for life insurance based on characteristics of the Insureds beyond traditional factors for standard risks, which include age, sex, and tobacco habits of the Insureds. Substandard Ratings are shown in the Policy Data Pages as rate class multiples (medical factors) and/or monthly flat extras (medical and/or non-medical factors). The higher the rate class multiple or monthly flat extra, the greater the risk assessed and the higher the cost of coverage.
Surviving Insured – The living Insured after one of the Insureds dies.
Total Specified Amount – The sum of the Base Policy Specified Amount and the Rider Specified Amount, if applicable.
Valuation Period – The period during which Nationwide determines the change in the value of the Sub-Accounts. One Valuation Period ends and another begins as of the close of regular trading on the New York Stock Exchange.
Variable Account – Nationwide VLI Separate Account-7, a separate account that Nationwide established to hold policy owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.

Table of Contents (continued)

Key Information Table
Important Information You Should Consider About the Policy
FEES AND EXPENSES
Charges for Early Withdrawals	Surrender Charge – For up to 15 years from the Policy Date, or effective date of any Base Policy Specified Amount increase, a surrender charge is deducted if the policy is surrendered, Lapses, or there is a requested decrease of the Base Policy Specified Amount (see Surrender Charge). This charge will vary based upon the individual characteristics of the Insured. The maximum surrender charge is $41.19 per $1,000 of Specified Amount, or 4.119% of the Specified Amount. For example, for a policy with a $100,000 Base Policy Specified Amount, a complete surrender could result in a surrender charge of $4,119.

Partial Surrender Fee – Deducted from the partial surrender amount requested (see Partial Surrender Fee). Currently, Nationwide waives the Partial Surrender Fee. Nationwide may elect in the future to assess a Partial Surrender Fee. The Partial Surrender Fee assessed to each surrender will not exceed the lesser of $25 or 2% of the amount surrendered.
Transaction Charges	The policy owner may also be charged for other transactions as follows:
• Sales Load Charge – Deducted from each Premium payment applied to a policy.
• Premium Taxes Charge – Deducted from each Premium payment applied to a policy.
• Illustration Charge – Upon requesting an illustration
• Rider Charges – One time rider charges for certain benefits, deducted upon invoking the rider.
See Standard Policy Charges and Policy Riders and Rider Charges.
Ongoing Fees and Expenses (periodic charges)	In addition to surrender charges and transaction charges, an investment in the policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the policy and the cost of optional benefits available under the policy, and such fees and expenses are set based on characteristics of the Insured (e.g., age, sex, and rating classification), see Standard Policy Charges and Policy Riders and Rider Charges. Please refer to the Policy Specification Pages of your policy for rates applicable to the policy.
A policy owner will also bear expenses associated with the underlying mutual funds under the policy, as shown in the following table:
	Annual Fee	Minimum	Maximum
	Investment options (underlying mutual fund fees and expenses)	0.11% [1]	2.07% [1]
[1] As a percentage of underlying mutual fund assets.

RISKS
Risk of Loss	Policy owners of variable life insurance can lose money by investing in the policy, including loss of principal (see Principal Risks).
Not a Short-Term Investment	The policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash (see Principal Risks).

A surrender charge may apply (see Surrender Charge). In addition, taking policy loans may increase the risk of Lapse and may result in adverse tax consequences (see Policy Loans).
Risks Associated with Investment Options	• Investment in this policy is subject to the risk of poor investment performance of the investment options chosen by the policy owner.
• Each investment option and each general account option will have its own unique risks.
• Review the prospectuses and disclosures for the investment options before making an investment decision.
See Principal Risks.

RISKS
Insurance Company Risks	Investment in the policy is subject to the risks associated with Nationwide, including that any obligations (including under any general account options), guarantees, or benefits are subject to the claims-paying ability of Nationwide. More information about Nationwide, including its financial strength ratings, is available by contacting the Service Center (see Principal Risks).
Policy Lapse	The policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the monthly policy charges, including Rider charges. Cash Surrender Value can be reduced by unfavorable Investment Experience, policy loans, partial surrenders and the deduction of policy charges. Payment of insufficient Premium may cause the policy to Lapse. There is no separate additional charge associated with reinstating a Lapsed policy. The Death Benefit will not be paid if the policy has Lapsed.

For more information, see Principal Risks and Lapse.
RESTRICTIONS
Investments	• Nationwide may restrict the form in which Sub-Account transfer requests will be accepted (see Sub-Account Transfers).
• Nationwide may limit the frequency and dollar amount of transfers involving the fixed interest option (see Fixed Account Transfers).
• Nationwide reserves the right to add, remove, and substitute investment options available under the policy (see Addition, Deletion, or Substitution of Mutual Funds).
Optional Benefits	• Certain optional benefits may be subject to availability, eligibility, and/or invocation requirements. Availability of certain optional benefits may be subject to Nationwide’s underwriting approval for the optional benefit.
• Certain optional benefits limit or restrict the investment options available for investment.
• Policy loans are not permitted while benefits are being paid under certain optional benefits.
• Nationwide reserves the right to discontinue offering any optional benefit. Such a discontinuance will only apply to new policies and will not impact any policies already In Force.
For more information, see Policy Riders and Rider Charges.
TAXES
Tax Implications	• Consult with a tax professional to determine the tax implications of an investment in and payments received under this policy.
• Earnings on the policy are generally not taxable to the policy owner, unless withdrawn from the policy. Partial and full surrenders from the policy will be subject to ordinary income tax and may be subject to a tax penalty.
For more information, see Taxes.
CONFLICTS OF INTEREST
Investment Professional Compensation	Some financial professionals receive compensation for selling the policy. Compensation can take the form of commission and other indirect compensation in that Nationwide may share the revenue it earns on this policy with the financial professional’s firm. This conflict of interest may influence a financial professional, as these financial professionals may have a financial incentive to offer or recommend this policy over another investment (see A Note on Charges).
Exchanges	Some financial professionals may have a financial incentive to offer an investor a new policy in place of the one he/she already owns. An investor should only exchange his/her policy if he/she determines, after comparing the features, fees, and risks of both policies, that it is preferable for him/her to purchase the new policy, rather than to continue to own the existing one (see Exchanging the Policy for Another Life Insurance Policy).

Overview of the Policy
Purpose
The primary benefit of this policy is life insurance coverage. Nationwide will pay the Death Benefit Proceeds upon the Surviving Insured’s death if both Insureds die while the policy is In Force. The policy is In Force when: the policy has been issued; the initial Premium has been paid; at least one Insured is living; the policy has not been surrendered for its Cash Surrender Value; and the policy has not Lapsed.
The Cash Value and Death Benefit, to the extent the Death Benefit includes or is based on the Cash Value, will not be fixed but will be dependent on the investment performance of the investment options in which the policy owner is invested, and cumulative separate account and policy charges assessed by Nationwide over the life of the policy.
Prospective purchasers should consult with a financial professional to determine whether this policy is appropriate for them, taking into consideration his/her particular needs, including investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics. Generally speaking, this policy is intended as a long-term investment, it is not a short-term investment and is not appropriate for an investor who needs ready access to cash, see Principal Risks.
Premiums
The policy owner will select a Premium payment plan for the policy at the time of application. Within limits, the policy owner may vary the frequency and amount of Premium payments, see Premium Payments and Unfavorable Sub-Account Investment Experience .
Net Premium, loan repayments, and Cash Value may be allocated among fixed and/or variable investment options available in the policy.
The policy currently offers a fixed investment option which will earn interest daily, see Fixed Account.
The variable investment options offered under the policy correspond to mutual funds designed to be the underlying investment options of variable insurance products. Nationwide VLI Separate Account-7 contains a separate Sub-Account for each of the underlying mutual funds offered in the policy.
Additional information about the underlying mutual funds is available in Appendix A: Underlying Mutual Funds Available Under the Policy.
Payment of insufficient Premium may cause the policy to Lapse.
Note: The Death Benefit will be the greater of the amount produced by the death benefit option in effect on the date of the Surviving Insured’s death or the Minimum Required Death Benefit, see The Minimum Required Death Benefit .
Policy Features
Death Benefit Options
Death Benefit Option 1: The Death Benefit will be the Total Specified Amount as of the Surviving Insured’s date of death.
Death Benefit Option 2: The Death Benefit will be the Total Specified Amount plus the Cash Value as of the Surviving Insured’s date of death.
For additional information, see Standard Death Benefit Options.
Choice of Policy Proceeds
The Policy Proceeds may be paid in a lump sum, or a variety of options that will pay out over time.
Coverage Flexibility
Subject to conditions, the policy owner may choose to:
•	change the death benefit option;
•	increase or decrease the Base Policy Specified Amount and/or Rider Specified Amount;
•	change beneficiaries; and

•	change ownership of the policy.
Continuation of Coverage Guarantee Feature
The policy will remain In Force during the policy continuation period as long as sufficient Premium is paid to meet the requirements set forth in Guaranteed Policy Continuation Provision.
Access to Cash Value
Subject to conditions, the policy owner may:
•	take a policy loan, see Policy Loans.
•	take a partial surrender, see Partial Surrender.
•	surrender the policy for its Cash Surrender Value at any time while the policy is In Force, see Full Surrender.
Transfer Requests
Policy owners may request to transfer allocations between available investment options of the policy (i.e., the Fixed Account and Sub-Accounts). Requests to transfer allocations between policy investment options will be processed in the Valuation Period they are received at the Service Center as long as the request is in good order. Requests that are not in good order may be delayed or returned, see Contacting the Service Center.
Restrictions or limitations on transfers from the general account option(s) may delay a policy owner’s ability to transfer Cash Value to the Sub-Accounts. Additionally, transfer requests from a Sub-Account may be subject to short-term trading fees and policies and procedures intended to reduce the potentially detrimental impact that disruptive trading has on Investment Experience. For additional information, see Transfers Among and Between the Policy Investment Options.
Taxes
Earnings on the policy are generally not taxable to the policy owner, unless withdrawn from the policy. This is known as tax deferral. In addition, beneficiaries generally will not have to include Death Benefit Proceeds as taxable income, see Taxes.
Assignment
Policy owners may assign the policy as collateral for a loan or another obligation while the policy is In Force, see Assigning the Policy.
Right to Cancel (Examination Right)
For a limited time, the policy owner may cancel the policy and Nationwide will refund the amount prescribed by state law, see Right to Cancel (Examination Right).
Riders
The policy owner may purchase one or more of the Riders listed below, subject to availability in the state where the policy is issued. There may be additional charges assessed for elected Riders and Rider charges may vary based upon the individual characteristics of the Insured. Operation and benefits of the Riders described in this prospectus may vary by the state where the policy is issued.
•	Overloan Lapse Protection Rider
•	Policy Split Option Rider
•	Additional Term Insurance Rider
•	No Charge Four Year Term Insurance Rider
•	Four Year Term Insurance Rider
•	Extended Death Benefit Guarantee Rider
•	For additional information, see Policy Riders and Rider Charges.

Fee Table
The following tables describe the fees and expenses that a policy owner will pay when buying, owning, and surrendering or taking partial surrenders from the policy. Please refer to the Policy Data Pages of your policy for information about the specific fees you will pay based on the options you have elected.
The first table describes the fees and expenses that a policy owner will pay at the time the policy owner pays Premium into the policy, surrenders or takes partial surrenders from the policy, or transfers Cash Value between investment options.
Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Sales Load	Upon making a Premium payment	Maximum: $65 from each $1,000 of Premium	Currently: $45 from each $1,000 of Premium
Premium Taxes	Upon making a Premium payment	Maximum: $35 from each $1,000 of Premium	Currently: $35 from each $1,000 of Premium
Illustration Charge[1]	Upon requesting an illustration	Maximum: $25	Currently: $0
Partial Surrender Fee	Upon a partial surrender	Maximum: lesser of $25 or 2% of the amount surrendered from the policy's Cash Value	Currently: $0
Surrender Charge†	Upon surrender, policy Lapse, and certain Base Policy Specified Amount decreases	Maximum: $41.19 per $1,000 of Base Policy Specified Amount	Minimum: $3.05 per $1,000 of Base Policy Specified Amount
Representative: male, Issue Age 55, non-tobacco and female, Issue Age 55, non-tobacco, Total Policy Specified Amount and Base Policy Specified Amount $1,000,000, Death Benefit Option 1 and a complete surrender of the policy in year one	Upon surrender, policy Lapse, and certain Base Policy Specified Amount decreases	$23.80 per $1,000 of Base Policy Specified Amount from the policy's Cash Value
Overloan Lapse Protection Rider Charge†	Upon invoking the Rider	Maximum: $42.50 per $1,000 of Cash Value	Minimum: $1.50 per $1,000 of Cash Value
Representative: the younger Insured is Attained Age 85 with a Cash Value of $500,000	Upon invoking the Rider	$32 per $1,000 of Cash Value
†	This charge will vary based upon the individual characteristics of the Insureds. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Data Pages for information about specific charges of the policy.
[1]	The policy owner will be expected to pay the Illustration Charge by check or money order at the time of the request. This charge will not be deducted from Cash Value.

The next table describes the fees and expenses that a policy owner will pay periodically while the policy is In Force, not including mutual fund operating expenses.
Periodic Charges Other than Annual Underlying Mutual Fund Expenses
Base Contract Charges
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance Charge†	Monthly	Maximum: $83.34 per $1,000 of Net Amount At Risk	Minimum: $0.01 per $1,000 of Net Amount At Risk
Representative: male, Issue Age 55, non-tobacco and female, Issue Age 55, non-tobacco, Total Specified Amount and Base Policy Specified Amount $1,000,000, Death Benefit Option 1 and policy year one	Monthly	$0.01 per $1,000 of Net Amount At Risk
Flat Extra Charge[1]	Monthly	Maximum: $2.08 per $1,000 of Net Amount At Risk for each Flat Extra assessed
Mortality and Expense Risk Charge	Monthly	Maximum: $0.67 per $1,000 of Cash Value allocated to the Sub-Accounts
Administrative Per Policy Charge	Monthly	Maximum: $9.00 per policy	Currently: $9.00 per policy
Underwriting and Distribution Charge†	Monthly	Maximum: $0.74 per $1,000 of Base Policy Specified Amount	Minimum: $0.03 per $1,000 of Base Policy Specified Amount
Representative: male, Issue Age 55, non-tobacco and female, Issue Age 55, non-tobacco, Base Policy Specified Amount $1,000,000, Death Benefit Option 1 and policy year one	Monthly	$0.18 per $1,000 of Base Policy Specified Amount
Policy Loan Interest Charge[2]	Annually and at the time of certain events and transactions	Maximum: 3.90% of Indebtedness
Optional Benefit Charges
Charge	When Charge is Deducted	Amount Deducted
Four Year Term Insurance Rider Charge†	Monthly	Maximum: $83.34 per $1,000 of Rider Death Benefit	Minimum: $0.01 per $1,000 of Rider Death Benefit
Representative: male, Issue Age 55, non-tobacco and female, Issue Age 55, non-tobacco, Total Specified Amount and Base Policy Specified Amount $1,000,000, Death Benefit Option 1 and policy year one	Monthly	$0.01 per $1,000 of Rider Death Benefit

Optional Benefit Charges
Additional Term Insurance Rider Charge†	Monthly	Maximum: $83.34 per $1,000 of Rider Death Benefit	Minimum: $0.01 per $1,000 of Rider Death Benefit
Representative: male, Issue Age 55, non-tobacco and female, Issue Age 55, non-tobacco, Total Specified Amount and Base Policy Specified Amount $1,000,000, Death Benefit Option 1 and policy year one	Monthly	$0.01 per $1,000 of Rider Death Benefit
Policy Split Option Rider Charge†	Monthly	Maximum: $0.03 per $1,000 of Total Specified Amount	Minimum: $0.01 per $1,000 of Total Specified Amount
Representative: male, Issue Age 55, non-tobacco and female, Issue Age 55, non-tobacco, Total Specified Amount and Base Policy Specified Amount $1,000,000, Death Benefit Option 1 and policy year one	Monthly	$0.03 per $1,000 of Total Specified Amount
Extended Death Benefit Guarantee Rider Charge†	Monthly	Maximum: $0.16 per $1,000 of Base Policy Specified Amount covered by Rider	Minimum: $0.02 per $1,000 of Base Policy Specified Amount covered by Rider
Representative: male, Issue Age 55, non-tobacco and female, Issue Age 55, non-tobacco, Total Specified Amount and Base Policy Specified Amount $1,000,000, Death Benefit Option 1, in the first policy year, Extended Death Benefit Guarantee Percentage of 100%, a lifetime Extended Death Benefit Guarantee Duration	Monthly	$0.12 per $1,000 of Base Policy Specified Amount covered by Rider
†	This charge will vary based upon the individual characteristics of the Insureds. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Data Pages for information about specific charges of the policy.
[1]	The Flat Extra Charge is only applicable if certain factors result in an Insured having a Substandard Rating, see Cost of Insurance Charge. An Insured with more than one Substandard Rating may be assessed more than one Flat Extra Charge.
[2]	The maximum and current Policy Loan Interest Charge rates are stated as gross rates of interest charged.
The next table shows the minimum and maximum total operating expenses charged by the underlying mutual funds that a policy owner may periodically pay while the policy is In Force. A complete list of the underlying mutual funds available under the policy, including their annual expenses, may be found at the back of this document in Appendix A: Underlying Mutual Funds Available Under the Policy.
Annual Underlying Mutual Fund Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.11%	2.07%
Principal Risks
Variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. Policy owners accessing the Cash Value in the early policy years could incur potentially substantial surrender charges. The Cash Value, and the Death Benefit to the extent the Death Benefit includes or is based on the policy's Cash Value, will be dependent upon the investment performance of the policy owner's investment allocations and the fees, expenses and charges paid over the life of the policy. A policy owner may not earn sufficient returns from the investment options offered by Nationwide in the policy and selected by the policy owner to pay a policy’s periodic charges so that additional premium payments may be required over the life of the policy to prevent it from lapsing. Policy guarantees that exceed the value in the Variable Account, including payment of the Death Benefit, are subject to Nationwide's claims paying ability. If Nationwide experiences financial distress, it may not be able to meet its obligations.
Unfavorable Sub-Account Investment Experience
The Sub-Accounts may generate unfavorable Investment Experience. Unfavorable Investment Experience and the deduction of policy and Sub-Account charges may lower the policy’s Cash Value potentially resulting in a Lapse of insurance coverage, even if all Premium is paid as planned.
Note: A customized projection of policy values (a "policy illustration") is available from your financial professional at the time of application and after the policy is issued. The policy owner selects the Premium amount and frequency shown in the policy illustration to show Nationwide how much Premium the policy owner intends to pay and when. The policy owner also selects assumed Investment Experience. Illustrated Premium and assumed Investment Experience are not guaranteed. Investment Experience varies over time, is rarely the same year-over-year, and may be negative. Because the policy is a variable universal life insurance policy with the potential for unfavorable Investment Experience, including extended periods of significant stock market decline, additional Premium may be required to meet a policy owner's goals and/or to prevent the policy from Lapsing even if all Premium is paid as planned. Generally, variable universal life insurance is considered a long-term investment. Policy owners should weigh the investment risk and costs associated with the policy against their objectives, time horizon, risk tolerance, and ability to pay additional Premium if necessary.
Risk of Policy Lapse
Cash Surrender Value can be reduced by unfavorable Investment Experience, policy loans, partial surrenders and the deduction of policy charges. Underlying mutual fund fees are factored into the NAV used to calculate the Accumulation Unit Value of each Sub-Account and may also reduce Cash Surrender Value, see Mutual Fund Operating Expenses. Whenever Cash Surrender Value is insufficient to cover the policy’s charges, the policy is at risk of Lapse; the policy could terminate without value and insurance coverage would cease. Lapse may also have adverse income tax consequences if the policy has outstanding Indebtedness.
Risk of Increase in Current Fees and Charges
Subject to the guaranteed maximum rates stated in the Policy Data Pages, Nationwide may change policy and/or Rider charges and rates under the policy any time there is a change in Nationwide's future expectations related to items such as company investment earnings, mortality experience, persistency experience, expenses (including reinsurance expenses) and taxes. Nationwide will provide advance notice of any increase in policy and/or Rider charges.
If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Policy and Rider charges will not exceed the maximum charges shown in the fee tables, see Fee Table and Standard Policy Charges.
Limitation of Access To Cash Value
A policy owner can access Cash Value through loans, full surrender, and partial surrenders, subject to limitations and any applicable processing fees and surrender charges. Limitations include the amount and frequency of the loan or partial surrender, see Policy Loans and Surrenders. Partial surrenders will reduce the Base Policy Specified Amount as well as other policy benefits, and policy loans may increase the risk of Lapse.
Fixed Account Transfer Restrictions and Limitations
In addition to the Sub-Accounts available under the policy, Net Premium can be allocated to the Fixed Account. Before the policy's Maturity Date, the policy owner may make transfers involving the Fixed Account without penalty or adjustment, subject to transfer restrictions. These transfers will be in dollars and Nationwide may limit the frequency and dollar amount of transfers involving the Fixed Account. See Fixed Account Transfers for details about restrictions that apply to transfers to and from the Fixed Account.

Sub-Account Transfer Limitations
Frequent transfers among the Sub-Accounts may dilute the value of Accumulation Units, cause the underlying mutual funds to incur higher transaction costs, and interfere with the underlying mutual funds’ ability to pursue their stated investment objectives. This could result in less favorable Investment Experience and a lower Cash Value. Nationwide has instituted procedures to minimize disruptive transfers. While Nationwide expects these procedures to reduce the adverse effect of disruptive transfers, it cannot ensure that it has eliminated these risks.
Sub-Account Investment Risk
A comprehensive discussion of the risks of each underlying mutual fund may be found in the mutual fund’s prospectus. Read each mutual fund's prospectus before investing. Free copies of each mutual fund's prospectus may be obtained by contacting the Service Center, see Contacting the Service Center.
Adverse Tax Consequences
Existing federal tax laws that benefit this policy may change at any time. These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's Cash Value and the exclusion of the Death Benefit Proceeds from the taxable income of the policy's beneficiary. Partial and full surrenders from the policy may be subject to taxes. The income tax treatment of the surrender of Cash Value is different in the event the policy is treated as a modified endowment contract under the Code. Generally, tax treatment of modified endowment contracts is less favorable when compared to a life insurance policy that is not a modified endowment contract. For example, distributions and loans from modified endowment contracts may currently be taxed as ordinary income and not a return of investment, see Taxes.
The proceeds of a life insurance policy are includible in the gross estate of the Surviving Insured for federal income tax purposes if either (a) the proceeds are payable to the executor of the estate of the Surviving Insured, or (b) the Insureds, at any time within three years prior to his or her death, possessed any incident of ownership in the policy. For this purpose, the Treasury Regulations provide that the term "incident of ownership" is to be construed very broadly, and includes any right that the Insureds may have with respect to the economic benefits in the policy. Consult a qualified tax advisor on all tax matters involving the policy described herein.
State Variations
Due to variations in state law, many features of the policy described in this prospectus may be different or may not be available at all depending on the state in which the policy is issued.
Possible variations include, but are not limited to, Rider terms and availability, availability of certain investment options, duration of the right to cancel period, policy exchange rights, policy Lapse and/or reinstatement requirements, and the duration of suicide and incontestability periods. Variations due to state law are subject to change without notice at any time. This prospectus describes all the material features of the policy. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, the policy owner can contact the Service Center, see Contacting the Service Center.
Cybersecurity
Nationwide’ s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and policy values. In connection with any such cyber-attacks, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict (such as Russia’s invasion of Ukraine and the resulting response by the United States and other countries). Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting the policy due to cyber-attacks or information security breaches in the future.
In the event that policy values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore policy values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to policy values that result from the policy owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Business Continuity Risks
Nationwide is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Nationwide’s ability to administer the policy. Natural and man-made disasters may require a significant contingent of Nationwide’s employees to work from remote locations. During these periods, Nationwide could experience decreased productivity, and a significant number of Nationwide’s workforce or certain key personnel may be unable to fulfill their duties if Nationwide’s data or systems are disabled or destroyed. In addition, an extended period of remote work arrangements could introduce operational risk and impair Nationwide’s ability to administer the policy.
Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the policy could be impaired.
COVID-19 Risk
In March 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, which has resulted in operational disruptions, as well as market volatility and general economic uncertainty. While Nationwide has implemented risk management and contingency plans and taken preventative measures and other precautions so it can continue to provide products and services to its customers, even as many of its employees and the employees of its service providers continue to work remotely, it is not currently possible to accurately estimate the full impact that the COVID-19 pandemic will have on Nationwide’s businesses as Nationwide continues to be subject to certain risks that could negatively impact its operations.
Significant market volatility and negative investment returns in the market resulting from the COVID-19 pandemic could have a negative impact on returns of the underlying mutual funds in which the Variable Account invests. Additionally, the COVID-19 pandemic has at times resulted in negative economic conditions, changes in consumer behavior, economic shutdowns, state and federal legislation intended to ease the impact of the COVID-19 pandemic on consumers and voluntary hardship assistance that Nationwide provides to its customers. These factors, among other factors related to COVID-19, could affect the amount of sales and profitability of Nationwide’s businesses and could have a negative impact on its financial condition and operations.
While Nationwide is confident in its ability to manage the financial risks related to COVID-19, the extent and duration or the risks related to the COVID-19 pandemic cannot be fully known. It is possible these risks could impact Nationwide’s financial strength and claims-paying ability. There are many factors beyond Nationwide’s control that cannot be mitigated or foreseen that could have a negative impact on Nationwide and the operation of the policy. Nationwide continues to monitor the economic situation and assess its impact on its business operations closely.
Nationwide Life Insurance Company
The policy is issued by Nationwide, with its home office at One Nationwide Plaza, Columbus, Ohio 43215.

Nationwide VLI Separate Account-7
Organization, Registration, and Operation
Nationwide VLI Separate Account-7 is a separate account established under Ohio law. Nationwide owns the assets in this account and is obligated to pay all benefits under the policies. Nationwide may use the separate account to support other variable life insurance policies that it issues. The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act") and qualifies as a "separate account" within the meaning of federal securities laws. For purposes of federal securities laws, the separate account is, and will remain, fully funded at all times. This registration does not involve the SEC's supervision of the separate account's management or investment practices or policies.
The separate account is divided into Sub-Accounts that invest in shares of the underlying mutual funds. Nationwide buys and sells the mutual fund shares at their respective NAV. Any dividends and distributions from a mutual fund are reinvested at NAV in shares of that mutual fund.
Income, gains, and losses, whether or not realized, from the assets in the separate account will be credited to, or charged against, the separate account without regard to Nationwide's other income, gains, or losses. Income, gains, and losses credited to, or charged against, a Sub-Account reflect the Sub-Account's own Investment Experience and not the investment experience of Nationwide's other assets. The separate account's assets are held separately from Nationwide’s other assets and are not part of Nationwide’s general account. Nationwide may not use the separate account's assets to pay any of its liabilities other than those arising from the policies or other policies supported by the Variable Account. Nationwide will hold assets in the separate account equal to its liabilities. The separate account may include other Sub-Accounts that are not available under the policies, and are not discussed in this prospectus.
Nationwide does not guarantee any money placed in this separate account. The value of each Sub-Account will increase or decrease, depending on the Investment Experience of the corresponding mutual fund. A policy owner could lose some or all of their money.
Addition, Deletion, or Substitution of Mutual Funds
Where permitted by applicable law, Nationwide reserves the right to:
•	remove, close, combine, or add Sub-Accounts and make new Sub-Accounts available;
•	substitute shares of another mutual fund, which may have different fees and expenses, for shares of an existing mutual fund;
•	transfer assets supporting the policies from one Sub-Account to another, or from one separate account to another;
•	combine the separate account with other separate accounts, and/or create new separate accounts;
•	deregister the separate account under the 1940 Act, or operate the separate account or any Sub-Account as a management investment company under the 1940 Act or as any other form permitted by law; and
•	modify the policy provisions to reflect changes in the Sub-Accounts and the separate account to comply with applicable law.
Nationwide reserves the right to make other structural and operational changes affecting this separate account.
Nationwide will provide notice of any of the changes above. Also, to the extent required by law, Nationwide will obtain the required orders, approvals, and/or regulatory clearance from the appropriate government agencies (such as the various insurance regulators or the SEC). Also, to the extent required by state law, Nationwide will accept an irrevocable election from the policy owner to transfer 100% of the policy's Cash Value to the Fixed Account if received within 60 days after the date the policy owner received notification of a material change in the investment policy of the separate account.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.

Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state and/or federal regulatory authorities. All affected policy owners will be notified in writing by U.S. mail, or any other means permitted by law, in the event there is a substitution, elimination, or combination of shares.
The substitute mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Premium, or both. Nationwide may close Sub-Accounts to allocations of Premiums or policy value, or both, at any time in its sole discretion. The mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Deregistration of the Separate Account
Nationwide may deregister Nationwide VLI Separate Account-7 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no outstanding policies supported by the separate account or for any other purpose approved by the SEC.
All policy owners will be notified in the event Nationwide deregisters Nationwide VLI Separate Account-7.
Voting Rights
Although the separate account owns the mutual fund shares, policy owners are the beneficial owner of those shares. When a matter involving a mutual fund is subject to shareholder vote, unless there is a change in existing law, Nationwide will vote the separate account's shares only as instructed by policy owners.
When a shareholder vote occurs, a policy owner will have the right to instruct Nationwide how to vote. The weight of each vote is based on the number of mutual fund shares that corresponds to the amount of Cash Value a policy has allocated to that mutual fund's Sub-Account (as of a date set by the mutual fund). Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of policy owners vote, each vote has a greater impact on, and may control the outcome of the vote.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the policy owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect policy owners and variable annuity payees, including withdrawal of the separate account from participation in the underlying mutual fund(s) involved in the conflict.

Policy Investment Options
Policy owners designate how Net Premium payments are allocated among the Sub-Accounts and/or the Fixed Account. Allocation instructions must be in whole percentages and the sum of the allocations must equal 100%.
Fixed Account
Nationwide's obligations under the Fixed Account are backed by assets of its general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations.
Subject to applicable law, Nationwide has sole discretion over the investment of assets of the general account and policy owners do not share in the investment experience of, or have any preferential claim on, those assets. Nationwide bears the full investment risk for all amounts allocated to the Fixed Account.
Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been and will not be registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts. Nationwide has been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account, however, is subject to certain generally-applicable provisions of the federal securities laws relating to accuracy and completeness of statements made in prospectuses.
Minimum Guaranteed Interest Rate
Nationwide guarantees that Cash Value allocated to the Fixed Account will accrue interest daily at an effective annual rate that Nationwide determines without regard to the actual investment experience of the general account. Interest crediting rates are set at the beginning of each calendar quarter but are subject to change at any time. Nationwide will credit any interest in excess of the guaranteed interest crediting rate at its sole discretion. Nationwide may not credit any interest in excess of the guaranteed interest crediting rate and different rates may apply to different Premium allocations or exchanges.
Currently, the Fixed Account is the only fixed investment option available under the policy. In the future, Nationwide may offer one or more additional fixed accounts with characteristics that differ from those of the current option, but is under no obligation to do so. The effective annual rate Nationwide declares for the Fixed Account will never be less than 2% for policies with a Policy Date on or after August 1, 2014, 3% for policies with a Policy Date prior to August 1, 2014.
Interest Crediting Risks and Lapse
The policy owner assumes the risk that the actual credited interest rate may not exceed the guaranteed interest crediting rate. Premiums applied to the policy at different times may receive different interest crediting rates. The interest crediting rate may also vary for new Premium versus Sub-Account transfers. Interest credited to the Fixed Account may be insufficient to pay the policy's charges. Additional Premium payments may be required over the life of the policy to prevent it from Lapsing.
Nationwide’s Claims-Paying Ability
Guaranteed benefits or interest crediting associated with the Fixed Account is a general account obligation of Nationwide. Therefore, any guaranteed benefit, interest crediting, and the policy owner's right to receive payment, is subject to Nationwide’s claims-paying ability and may be subordinate to other claims on the general account in the event Nationwide becomes insolvent.
Restrictions on Transfers to and from the Fixed Account
Prior to the policy's Maturity Date, the policy owner may make transfers involving the Fixed Account. These transfers will be in dollars. Nationwide may impose limits on the dollar amount, percentage of Cash Value, number, and/or frequency of transfers involving the Fixed Account, see Fixed Account Transfers for details about restrictions that apply to transfers to and from the Fixed Account.

Variable Investment Options
The variable investment options available under the policy are Sub-Accounts that invest in underlying mutual funds that are registered with the SEC. The mutual funds' registration with the SEC does not involve the SEC's supervision of the management or investment practices or policies of the mutual funds. The mutual funds are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.
Each Sub-Account's assets are held separately from the assets of the other Sub-Accounts. The result is that each Sub-Account operates independently of the other Sub-Accounts so the income or losses of one Sub-Account will not affect the Investment Experience of any other Sub-Account.
Information about each underlying mutual fund, including its name, type, adviser and subadviser (if applicable), current expenses, and performance, is available in Appendix A: Underlying Mutual Funds Available Under the Policy. Each underlying mutual fund issues its own prospectus that contains more detailed information about the underlying mutual fund. For more information on an underlying mutual fund, refer to the prospectus for the mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, policy owners can contact Nationwide using any of the methods described in Contacting the Service Center.
Underlying mutual funds in the separate account are NOT publicly available mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisors of the underlying mutual funds may manage publicly available mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly available mutual fund. Policy owners should not compare the performance of a publicly available mutual fund with the performance of underlying mutual funds participating in the separate account. The performance of the underlying mutual funds could differ substantially from that of any publicly available mutual funds.
The particular underlying mutual funds available under the policy may change from time to time, see Information on Underlying Mutual Fund Service Fee Payments. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. In the case of new share class additions, future allocations may be limited to the new share classes. The policy owner will receive notice of any such changes that effect the policy.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the separate account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Valuation of Accumulation Units
Nationwide accounts for the value of a policy owner's interest in the Sub-Accounts by using Accumulation Units. The value of each Accumulation Unit varies daily based on the Investment Experience of the underlying mutual fund in which the Sub-Account invests. Nationwide uses each underlying mutual fund's Net Asset Value (NAV) to calculate the daily Accumulation Unit value for the corresponding Sub-Account. Note, however, that the Accumulation Unit value will not equal the underlying mutual fund's NAV. This daily Accumulation Unit valuation process is referred to as "pricing" the Accumulation Units, see How Sub-Account Investment Experience is Determined.
Accumulation Units are priced as of the close of regular trading on the New York Stock Exchange (NYSE), which is normally 4:00 p.m. EST, on each day that the NYSE is open. Nationwide will price Accumulation Units on each day that the NYSE is open for business. Any transactions received after the close of the NYSE will be priced as of the next Valuation Period. Nationwide will not price Accumulation Units on these recognized holidays (or on the dates that such holidays are observed by the New York Stock Exchange):
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Juneteenth National Independence Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas

In addition, Nationwide will not price Accumulation Units if:
(1)	trading on the NYSE is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the separate account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
SEC rules and regulations govern when the conditions described in items (1) and (2) exist.
How Sub-Account Investment Experience is Determined
Sub-Account allocations are accounted for in Accumulation Units. A policy owner's interest in the Sub-Accounts is represented by the number of Accumulation Units owned by the policy owner. The number of Accumulation Units associated with a given Sub-Account allocation is determined by dividing the dollar amount allocated to the Sub-Account by the Accumulation Unit value for the Sub-Account. The number of Sub-Account Accumulation Units owned by a policy owner will not change except when Accumulation Units are redeemed to process a requested surrender, transfer, loan, or to take policy charges, or when additional Accumulation Units are purchased with Premium and loan repayments.
Initially, Nationwide sets the Accumulation Unit value at $10 for each Sub-Account. Thereafter, the daily value of Accumulation Units in a Sub-Account will vary depending on the Investment Experience of the underlying mutual fund in which the Sub-Account invests. Nationwide accounts for these performance fluctuations by using a "net investment factor," as described below, in the daily Sub-Account valuation calculations. Changes in the net investment factor may not be directly proportional to changes in the NAV of the mutual fund shares.
Nationwide determines the net investment factor for each Sub-Account on each Valuation Period by dividing (a) by (b), where:
(a)	is the sum of:
•	the NAV per share of the mutual fund held in the Sub-Account as of the end of the current Valuation Period; and
•	the per share amount of any dividend or income distributions made by the mutual fund held in the Sub-Account (if the date of the dividend or income distribution occurs during the current Valuation Period); plus or minus
•	a per share charge or credit for any taxes reserved for as a result of the Sub-Account's investment operations if changes to the law result in a modification to the tax treatment of the separate account; and
(b)	is the NAV per share of the mutual fund held in the Sub-Account determined as of the end of the immediately preceding Valuation Period.
Nationwide determines the Sub-Account’s Accumulation Unit value at the end of each Valuation Period. The Accumulation Unit value for any Valuation Period is determined by multiplying the Accumulation Unit value as of the prior Valuation Period by the net investment factor for the Sub-Account for the current Valuation Period.
Transfers Among and Between the Policy Investment Options
Sub-Account Transfers
Policy owners may request transfers to or from the Sub-Accounts once per Valuation Period, subject to the terms and conditions described in this prospectus and the prospectuses of the underlying mutual funds. Transfers will be implemented by redeeming Accumulation Units from the Sub-Account(s) indicated by the policy owner and using the redemption proceeds to purchase Accumulation Units in another Sub-Account(s) as directed by the policy owner. The net result is that the policy owner's Cash Value will not change (except due to standard market fluctuations), but the number and allocation of Accumulation Units within the policy will change.
Neither the policies nor the mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A policy owner who intends to use an active trading strategy should consult his/her financial professional and request information on other Nationwide policies that offer mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this policy because the frequent movement between or among Sub-Accounts may negatively impact other investors in the policy. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the mutual fund;
•	mutual fund managers taking actions that negatively impact performance (i.e., keeping a larger portion of the mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this policy from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide cannot guarantee that attempts to deter active trading strategies will be successful.
If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted. Policy owners remaining in the affected Sub-Account will bear any resulting increased costs.
Short-Term Trading Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. These fees compensate the mutual fund for any negative impact on fund performance resulting from short-term trading. Some underlying mutual funds may refer to short-term trading fees as "redemption fees." If a short-term trading fee is assessed, the policy owner will receive a confirmation notice.
Currently, none of the underlying mutual funds assess a short-term trading fee.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a policy may appear on these reports if the policy owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring in a given Valuation Period. For example, if a policy owner executes multiple transfers involving 10 Sub-Accounts in one Valuation Period, this counts as one transfer event. A single transfer occurring in a given Valuation Period that involves only two Sub-Accounts (or one Sub-Account if the transfer is made to or from a fixed investment option) will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the form in which transfer requests will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events within one calendar quarter	Nationwide will mail a letter to the policy owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events total 11 within two consecutive calendar quarters or 20 within one calendar year, the policy owner will be limited to submitting transfer requests via U.S. mail.

11 transfer events within two consecutive calendar quarters OR 20 transfer events within one calendar year	Nationwide will automatically limit the policy owner to submitting transfer requests via U.S. mail.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, expedited U.S. mail, and expedited delivery via private carrier.
For calendar year restrictions, each January 1, Nationwide will start the monitoring anew, so that each policy starts with 0 transfer events each January 1. However, for restrictions on transfer events within two consecutive calendar quarters, Nationwide does not start the monitoring anew on January 1. Instead, Nationwide refreshes the transfer event restriction period at the beginning of each calendar quarter considering only transfers that occur in the current calendar quarter and occurred in the immediately preceding calendar quarter.

Managers of Multiple Policies
Some financial professionals manage the assets of multiple Nationwide policies pursuant to trading authority granted or conveyed by multiple policy owners. These multi-policy financial professionals will be required by Nationwide to submit all transfer requests via U.S. mail.
Other Restrictions
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect policy owners and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some policy owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly. The policy owner will be notified if a transfer request is rejected.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any policy owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by policy owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide’s policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund upon instruction from the underlying mutual fund. Nationwide and any affected policy owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund. If an underlying mutual fund refuses to accept a purchase or request to exchange into the underlying mutual fund, Nationwide will keep any affected policy owners in their current underlying mutual fund allocation.
Fixed Account Transfers
Prior to the policy's Maturity Date, the policy owner may make transfers involving the Fixed Account. These transfers will be in dollars. Nationwide may impose limits on the dollar amount, percentage of Cash Value, number, and/or frequency of transfers involving the Fixed Account. Contact the Service Center for information regarding restrictions in effect for the Fixed Account at the time of a Premium payment or transfer request, see Contacting the Service Center.
Transfers to and/or from the Fixed Account may be restricted as follows:
•	Transfers to and/or from may be prohibited during the first policy year; and
•	Only one transfer to may be permitted every 12 months.
Transfers to the Fixed Account may be restricted as follows:
•	Transfers to that exceed 25% of the Cash Value (as of the end of the prior Valuation Period) may not be permitted; and
•	Transfers to that would result in the Fixed Account value exceeding 30% of the Cash Value may not be permitted.
Transfers from the Fixed Account may be restricted as follows:
•	Transfers from, of more than 25% of the Fixed Account value in any policy year (as of the end of the previous policy year), may not be permitted.

Amounts transferred to the Fixed Account may be credited interest at different rates, see Fixed Account. Transfers from the Fixed Account will be on a last-in, first-out basis (LIFO). Any restrictions that Nationwide implements will be applied consistently and uniformly.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by Internet at www.nationwide.com
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to Nationwide Life Insurance Company, P.O. Box 182835, Columbus, Ohio 43218-2835
•	by fax at 1-888-677-7393
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus, or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed in the Valuation Period they are received at the Service Center as long as the request is in good order, see Valuation of Accumulation Units. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any transaction request sent to a location other than the Service Center in the Valuation Period it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
If mandated under applicable law, Nationwide may be required to reject a Premium payment and to refuse to process transaction requests for transfers, surrenders, loans, and/or Death Benefit Proceeds until instructed otherwise by the appropriate regulator. Nationwide may also be required to provide information about a specific policy to government regulators.
Nationwide will use reasonable procedures to confirm that instructions are genuine and Nationwide will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Policy
General Information
The policy is a legal contract. It will comprise and be evidenced by: a written contract; any Riders; any endorsements; the Policy Data Pages; and the application, including any supplemental application. The benefits described in the policy and this prospectus, including any optional Riders or modifications in coverage, may be subject to Nationwide’s underwriting and approval. In addition to the terms and conditions of the policy, policy owner rights are governed by this prospectus and protected by federal securities laws and regulations. Nationwide will consider the statements made in the application as representations, and will rely on them as being true and complete. However, Nationwide will not void the policy or deny a claim unless a statement is a material misrepresentation. If a policy owner makes an error or misstatement on the application, Nationwide will adjust the Death Benefit, Rider benefits, and Cash Value accordingly.
Under limited circumstances and at the request of the policy owner, Nationwide may backdate the policy by assigning a Policy Date earlier than the date the application is signed. Backdating may result in lower cost of insurance rates; however, policy charges will be deducted from the policy's Cash Value for each accrued month that the policy was backdated.

Any modification or waiver of Nationwide’s rights or requirements under the policy must be in writing and signed by Nationwide’s president or corporate secretary. No agent may bind Nationwide by making any promise not contained in the policy.
Nationwide may modify the policy, its operations, or the separate account’s operations to meet the requirements of any law or regulation issued by a government agency to which the policy, Nationwide, or the separate account is subject. Nationwide may modify the policy to assure that it continues to qualify as a life insurance policy under federal tax laws. Nationwide will notify policy owners of all modifications and will make appropriate endorsements to the policy.
The policy is nonparticipating, meaning that Nationwide will not be contributing any operating profits or surplus earnings toward the policy Proceeds.
To the extent permitted by law, policy benefits are not subject to any legal process on the part of a third-party for the payment of any claim, and no right or benefit will be subject to the claims of creditors (except as may be provided by assignment).
It is important to remember that the portion of any amounts allocated to Nationwide’s general account, including any amounts allocated to the Fixed Account, and any guaranteed benefits Nationwide may provide under the policy exceeding the value of amounts held in the separate account are subject to Nationwide’s claims paying ability.
Any money Nationwide pays, or that is paid to Nationwide, must be in the currency of the United States of America.
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent policies described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Policy Owner and Beneficiaries
Policy Owner
The policy belongs to the owner named in the application or as a result of a valid assignment. Unless otherwise indicated, the Surviving Insured becomes the policy owner upon the death of the first Insured. The policy owner may name a contingent owner who will become the policy owner if the policy owner dies before Proceeds become payable. Otherwise, ownership will pass to the policy owner's estate, if the policy owner is not the Surviving Insured.
Policy Owner Rights
The policy owner may exercise all policy rights in accordance with policy terms while the policy is In Force, subject to Nationwide’s approval. These rights include, but are not limited to, the following:
•	changing the policy owner, contingent owner, and beneficiary;
•	assigning, exchanging, and/or converting the policy;
•	requesting transfers, policy loans, and partial surrenders or a complete surrender; and
•	changing insurance coverage such as death benefit option changes, adding or removing Riders, and/or increasing or decreasing the Total Specified Amount.
These rights are explained in greater detail throughout this prospectus.
Subject to Nationwide’s approval, the policy owner may name a different policy owner or contingent owner while the policy is In Force by submitting a written request to the Service Center. Any such change request will become effective as of the date signed, however, it will not affect any payment made or action taken before the change is received and recorded by Nationwide. There may be adverse tax consequences to changing parties of the policy.
Beneficiaries
The principal right of a beneficiary is to receive the Death Benefit Proceeds upon the death of the Surviving Insured while the policy is In Force. While the policy is In Force, a policy owner may name more than one beneficiary, designate primary and contingent beneficiaries, change or add beneficiaries, and/or direct Nationwide to distribute the Proceeds other than as described below.
If a primary beneficiary dies before the Surviving Insured dies, Nationwide will pay the Death Benefit Proceeds to the surviving primary beneficiaries. Unless specified otherwise by the policy owner, Nationwide will pay multiple primary beneficiaries in equal shares. A contingent beneficiary will become the primary beneficiary if all primary beneficiaries die before the Surviving Insured dies and before any Proceeds become payable. A policy owner may name more than one contingent beneficiary. Unless specified otherwise by the policy owner, Nationwide will also pay multiple contingent beneficiaries in equal shares.
Requests to change or add beneficiaries must be submitted in writing to the Service Center. Any such change request will become effective as of the date signed, however, it will not affect any payment made or action taken before the change is received and recorded by Nationwide.
Purchasing a Policy
The policy is available for two Insureds between the Attained Ages of 18 and 85. To purchase the policy, prospective purchasers must submit a completed application and the required initial Premium payment.
Nationwide must receive evidence of insurability that satisfies its underwriting standards (this may require a medical examination) before it will issue a policy. Nationwide can provide prospective purchasers with the details of its underwriting standards upon request. Nationwide reserves the right to reject any application for any reason permitted by law. Additionally, Nationwide reserves the right to modify its underwriting standards on a prospective basis for newly issued policies at any time.
The minimum initial Base Policy Specified Amount in most states is $100,000. Nationwide reserves the right to modify the minimum Base Policy Specified Amount on a prospective basis for newly issued policies at any time.
Initial Premium Payment
The required initial Premium payment amount is stated in the Policy Data Pages and will depend on the following factors: the initial Base Policy Specified Amount, death benefit option elected, any Riders elected, and both Insureds’ ages, sexes, health, and activities. Initial Premium may be paid to the Service Center or to an authorized Nationwide representative. The initial Premium payment will not be applied to the policy until the underwriting process is complete.
Insurance Coverage
Issuance of full insurance coverage requires that the Insureds meet all underwriting requirements, the required initial Premium is paid (including any additional Premium determined necessary through the underwriting process), and the policy is delivered while both Insureds are alive. Nationwide has the right to reject any application for insurance, in which case Nationwide will return the Premium payment within two business days of the date Nationwide rejects the application.
After Nationwide approves an application, insurance coverage will begin and will be In Force on the Policy Date shown in the Policy Data Pages. Nationwide begins deducting policy charges on the Policy Date. Changes in the Total Specified Amount (which may only be requested after the first policy year) will be effective on the next Policy Monthaversary after Nationwide approves the change request.
Insurance coverage will end upon the Surviving Insured’s death, when Nationwide begins to pay the Proceeds, or when the policy reaches the Maturity Date, unless it is extended. Coverage will also end if the policy Lapses.
Temporary Insurance Coverage
Temporary insurance coverage (of an amount equal to the Total Specified Amount, up to $1,000,000) may be available for no charge before full insurance coverage takes effect. Prospective purchasers must submit a temporary insurance agreement and make an initial Premium payment. The amount of this initial Premium payment will depend on the initial Total Specified Amount, choice of death benefit option, and any Riders elected. Temporary insurance coverage will remain In Force for no more than 60 days from the date of the temporary insurance agreement. If full coverage is denied, the temporary insurance coverage will terminate five days from the date Nationwide mails a termination notice (accompanied by a refund equal to the Premium payment made). If full coverage is approved, the temporary insurance coverage will terminate on the date that full insurance coverage takes effect. Allocation of the initial Net Premium will be determined by the right to examine law of the state in which the policy is issued.
Right to Cancel (Examination Right)
For a limited time, commonly referred to as the "right to cancel" period, a policy owner may cancel the policy and receive a refund. For non-replacement and replacement transactions in states other than New York, and non-replacement transactions in New York, the right to cancel period expires 10 days after the policy owner receives the policy. For replacement transactions in New York, the right to cancel period expires 60 days after the policy owner receives the policy.

In order to cancel the policy during the right to cancel period, a policy owner must submit a written cancellation request and return the policy either to the sales representative who sold it or to the Service Center. Nationwide will honor written cancellation requests received in good order by the last day of the right to cancel period (if returned by US mail, the request must be post-marked by the last day of the right to cancel period). If the policy is canceled during the right to cancel period, Nationwide will treat the policy as if it was never issued.
Written cancellation requests received after the close of business on the date the right to cancel period expires will not be canceled free of charge.
Within seven days of receipt of a written cancellation request, Nationwide will refund the amount prescribed by law. If the policy is issued in New York and the policy was not a replacement, Nationwide is required to refund the initial Premium upon exercise of the right to cancel provision. Therefore, initial Net Premium designated to be allocated to the Sub-Accounts will be held in the available money market Sub-Account until the right to cancel period expires. At the expiration of the right to cancel period, Nationwide will transfer the amount held in the money market Sub-Account to the requested Sub-Accounts based on the allocation instructions in effect at the time of the transfer.
If the policy is issued in any other state, or is a replacement policy issued in New York, Nationwide will refund the Cash Value upon exercise of the right to cancel provision. Therefore, all of the initial Net Premium will be allocated to the designated Sub-Accounts, based on the allocation instructions in effect at that time, at the price next determined.
Allocation of Net Premium During Right to Cancel Period
Where state law requires the return of initial Premium for cancellations during the right to cancel period, Nationwide will allocate initial Net Premium to the Fixed Account as instructed. Nationwide will allocate initial Net Premium allocated to the Sub-Accounts to the available money market Sub-Account until the right to cancel period expires. At the expiration of the right to cancel period, Nationwide will transfer the amount held in the money market Sub-Account to the requested Sub-Accounts based on the allocation instructions in effect at the time of the transfer.
Where state law requires the return of Cash Value, Nationwide will allocate all of the initial Net Premium to the designated Sub-Accounts and Fixed Account based upon the allocation instructions in effect at the time.
Premium Payments
This policy does not require a payment of a scheduled Premium amount to keep it In Force. It will remain In Force as long as the conditions that cause a policy to Lapse do not exist, see Lapse and Unfavorable Sub-Account Investment Experience. Premium payment reminder notices will be sent according to the Premium payment schedule selected by the policy owner. Additional Premium payments must be submitted to the Service Center. Each Premium payment must be at least $50. Upon request, Nationwide will furnish Premium payment receipts. Policy owners may make additional Premium payments at any time while the policy is In Force and prior to the Maturity Date, subject to the following:
•	Nationwide may require satisfactory evidence of insurability before accepting any additional Premium payment that results in an increase in the policy's Net Amount At Risk.
•	Nationwide will refund Premium payments that exceed the applicable premium limit established by the Code to qualify the policy as a contract for life insurance.
•	Nationwide will monitor Premiums paid and will notify policy owners when the policy is in jeopardy of becoming a modified endowment contract, see Taxes.
•	Nationwide may require that policy Indebtedness be repaid before accepting any additional Premium payments.
Subsequent Premium payments will be allocated according to the allocation instructions in effect at the time the Premium is received.
Cash Value
Nationwide will determine the Cash Value at least monthly. Cash Value will fluctuate daily and there is no guaranteed Cash Value. At the end of any given Valuation Period, the Cash Value is equal to the sum of:
•	the value of the Accumulation Units allocated to the Sub-Accounts, see Valuation of Accumulation Units;
•	amounts allocated to the Fixed Account, including credited interest; and
•	amounts allocated to the policy loan account (only if a loan was taken), including credited interest, see Policy Loans.

Surrenders and policy charges and deductions will reduce the Cash Value of the policy. If Cash Value is a factor in calculating a benefit associated with the policy, such as the Death Benefit or a benefit associated with an elected Rider, the value of that benefit will also fluctuate, including being reduced due to surrenders and policy charge deductions. If the policy is surrendered or Lapses, the Cash Value will be reduced by the amount of any Indebtedness.
On any date during the policy year, the Cash Value equals the Cash Value on the preceding Valuation Period, plus any Net Premium applied since the previous Valuation Period, minus any policy charges, plus or minus any investment results, and minus any partial surrenders.
Changing the Amount of Insurance Coverage
After the first policy year, the policy owner may request to change the Total Specified Amount. To change the Total Specified Amount, the policy owner must submit in good order, a written request to the Service Center. Changes to the Total Specified Amount will become effective on the next Policy Monthaversary after Nationwide approves the request unless the policy owner requests and Nationwide approves a different date. However, no change will take effect unless the Cash Surrender Value, Lapse protection provided by the Guaranteed Policy Continuation Provision, or Lapse protection provided by the Extended Death Benefit Guarantee Rider, if elected, would be sufficient to keep the policy In Force for at least three months. Nationwide may limit the number of Total Specified Amount changes to one increase and one decrease each policy year. Changes to the Total Specified Amount will typically alter the Death Benefit.
Increases
To increase the Total Specified Amount, the policy owner must provide satisfactory evidence of insurability. The Insureds must be Attained Age 85 or younger at the time of the request. Any request to increase the Total Specified Amount must be at least $10,000. An increase in the Total Specified Amount may cause an increase in the Net Amount At Risk. Because the Cost of Insurance Charge is based on the Net Amount At Risk, and because there will be a separate cost of insurance rate for the increase, this will usually cause the policy's Cost of Insurance Charge to increase. An increase in the Base Policy Specified Amount and/or Rider Specified Amount may require the policy owner to make larger or additional Premium payments in order to avoid Lapsing the policy. An additional Underwriting and Distribution Charge and surrender charge schedule will also apply whenever the Base Policy Specified Amount is increased.
Decreases
The policy owner may request to decrease the Total Specified Amount. Nationwide applies Total Specified Amount decreases to the most recent Base Policy Specified Amount and/or Rider Specified Amount increase and continues applying the decrease backwards while still maintaining the original Total Specified Amount. Decreases to the Total Specified Amount may decrease the amount of policy charges. Decreases may also result in a surrender charge being assessed, see Surrender Charge. Nationwide will deny any request to reduce the Base Policy Specified Amount below the minimum Base Policy Specified Amount shown on the Policy Data Pages. Nationwide will also deny any request that would disqualify the policy as a contract for life insurance.
Right to Exchange
The policy owner has an exchange right under the policy. At any time within the first 24 months of coverage from the Policy Date, the policy owner may surrender the policy and use the Cash Surrender Value to purchase a new permanent fixed joint life insurance policy on the lives of the Insureds without evidence of insurability.
To invoke this right, the policy must be In Force and not in the Grace Period, and the policy owner must submit a written request to the Service Center on approved forms.
The new policy must be one of Nationwide’s available fixed benefit joint life insurance policies. The death benefit on the new policy may not be greater than the Death Benefit on this policy immediately prior to the exchange date. The new policy will have the same Total Specified Amount, Policy Date, and issue ages. Nationwide will base Premium payments on the rates in effect for the same sexes, Attained Ages, and underwriting classes of the Insureds on the exchange date, unless otherwise required by state law. The policy owner may transfer Indebtedness to the new policy.
Exchange requests must be made on Nationwide forms and submitted to the Service Center. The policy must be In Force and not in a Grace Period. The policy owner must pay a surrender charge if applicable and surrender the policy to Nationwide. The policy owner must pay any money due on the exchange (any amount needed to ensure that the Cash Surrender Value of the new policy is the same as the Cash Surrender Value of this policy). The policy owner may request that any excess of the Cash Surrender Value of this policy over the Cash Surrender Value of the new policy be paid to the policy owner. The exchange may have adverse tax consequences. The new policy will take effect on the exchange date only if the Insureds are alive. This policy will terminate when the new policy takes effect.
After the first 24 months of coverage, the policy owner may still surrender the policy and use the Cash Surrender Value to purchase a new permanent fixed joint life insurance policy on the lives of the Insureds. However, issuance of the new policy will depend on the Insureds providing satisfactory evidence of insurability.
Annual Option to Purchase Paid Up Coverage
On each policy anniversary, the policy owner has the option to surrender the policy and apply the Cash Surrender Value to purchase a guaranteed fixed paid-up benefit without evidence of insurability. The amount of the fixed paid-up benefit will be the amount of benefit that the Cash Surrender Value can purchase at the Insureds' Attained Ages on the date of the transfer, but before the deduction of monthly policy charges. The Cash Value of the paid-up benefit equals the cost of the fixed paid-up benefit at the Insureds' Attained Ages at that time the paid-up benefit is calculated. The cost is calculated using an interest rate of 3% and the policy's guaranteed mortality table.
Terminating the Policy
There are several ways that the policy can terminate. The policy will automatically terminate when the Surviving Insured dies, the policy reaches the Maturity Date and is not extended (see Policy Maturity), or the Grace Period ends. The policy will also terminate if it is fully surrendered.
Terminating the policy may result in adverse tax consequences.
Assigning the Policy
The policy owner may assign any or all rights under the policy while it is In Force, subject to Nationwide’s approval. The beneficiary's interest will be subject to the person or entity to which the policy owner assigned rights. Assignments must be in writing on a form satisfactory to Nationwide. Assignments will become effective on the date signed, unless otherwise specified by the policy owner, and are subject to any payments or actions taken by Nationwide before it is received and recorded at the Service Center. Nationwide is not responsible for the sufficiency or validity of any assignment. Assignments will be subject to any Indebtedness, policy liens, garnishments, court orders, and any previous assignments.
Reminders, Reports, and Illustrations
Nationwide will send scheduled Premium payment reminders and transaction confirmations to policy owners upon request. Nationwide will also send quarterly and annual statements that show:
•	the Total Specified Amount;
•	Premiums paid;
•	all charges since the last report;
•	the current Cash Value;
•	the Cash Surrender Value; and
•	Indebtedness.
Confirmations of individual financial transactions, such as transfers, partial surrenders, and loans are generated and mailed automatically. Copies may be obtained by contacting the Service Center.
Nationwide will send these reminders and reports to the address provided on the application unless directed otherwise. At any time after the first policy year, policy owners may ask for an illustration of future benefits and values under the policy, see Illustration Charge.

IMPORTANT NOTICE REGARDING DELIVERY
OF SECURITY HOLDER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple policy owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the policy owner(s). Household delivery will continue for the life of the policies. A policy owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Individual delivery will resume within 30 days after receiving such notification.
Other Benefits Available Under the Policy
In addition to the standard death benefit options available under the policy, other standard or optional benefits may also be available to you. The following table summarizes information about these other benefits. For additional information on the policy’s Riders, see Policy Riders and Rider Charges. Additional information on the fees associated with each benefit is in the Fee Table.
Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Guaranteed Policy Continuation	During the Initial Death Benefit Guarantee Period, the policy will not Lapse if premium requirements are satisfied	Standard	• The Monthly Initial Death Benefit Guarantee Premium can change due to action by the policy owner
• When the Initial Death Benefit Guarantee Period ends, the policy may be at risk of Lapse
See Guaranteed Policy Continuation Provision
Dollar Cost Averaging	Long-term transfer program involving automatic transfer of assets	Standard	• Transfers are only permitted from the Fixed Account and a limited number of Sub-Accounts
• Transfers may not be directed to the Fixed Account
• Transfers from the Fixed Account must be no more than 1/30th of the Fixed Account value at the time the program is elected
• Nationwide may modify, suspend, or discontinue these programs at any time
• Transfers are only made monthly
See Policy Owner Services
Asset Rebalancing	Automatic reallocation of assets on a predetermined percentage basis	Standard	• Assets in the Fixed Account are excluded from the program • Rebalances only permitted on a three, six, or 12 month schedule See Policy Owner Services
Automated Income Monitor	Systematic partial surrender and/or policy loan program to take an income stream of scheduled payments from the Cash Value	Standard	• Only available to policies that are not modified endowment contracts
• Policy owners are responsible for monitoring the policy to prevent Lapse
• Program will terminate upon the occurrence of specified events
• Nationwide may modify, suspend, or discontinue the program at any time
See Policy Owner Services

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Overloan Lapse Protection Rider	Prevent the policy from Lapsing due to Indebtedness	Optional	• Only available for policies for which the guideline premium/cash value corridor life insurance qualification test is elected
• Subject to eligibility requirements to invoke the Rider
• Election to invoke is irrevocable
• Once invoked, all other Riders terminate (except the Additional Term Insurance Rider, if applicable)
• Cash Value will be transferred to the Fixed Account and may not be transferred out
• No further partial surrenders may be taken from the policy
Policy Split Option Rider	Allows policy owner to exchange the policy for two non-term individual life insurance policies without additional evidence of insurability	Optional	• Only available for election at the time of application
• Can only be invoked upon the occurrence of one of two limited events: certain marriage terminations or certain federal tax law changes
• The Policy owner must provide Nationwide with written notice of a qualifying event within 12 months of its occurrence
• Cannot be invoked during a Grace Period, after one Insured has died, or when the older Insured reaches Attained Age 80
Additional Term Insurance Rider	Provides term life insurance on the Insured, in addition to that under the base policy	Optional	• Available for post-issue election until the Insured reaches Attained Age 85 • If purchase after the Policy Date, evidence of insurability is required
No Charge Four Year Term Insurance Rider	Adds 122.22% of the Total Specified Amount to the Death Benefit	Optional	• Automatically added to policies that meet the underwriting requirements
• Rider benefit is limited to 122.22% of the Total Specified Amount on the Policy Date reduced by any decreases
• Both Insureds must die while the Policy is In Force and within four years of the Policy Date
• If either Insured commits suicide within two years from the Policy Date, the benefit will be limited to the Rider’s Death Benefit will not be paid and the Rider will terminate
• The policy owner may not change, increase, or decrease the No Charge Four Year Term Insurance Rider Specified Amount
• The Rider terminates if either the Extended Death Benefit Guarantee Rider or the Policy Split Option Rider is invoked

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Four Year Term Insurance Rider	Adds an elected amount up to 122.22% of the Total Specified Amount to the Death Benefit	Optional	• Rider only available to be elected at the time of application
• Only available if the policy is not eligible for the No Charge Four Year Term Insurance Rider
• Rider benefit limited to the elected percentage of the Total Specified Amount on the Policy Date reduced by any decreases
• Both Insureds must die while the Policy is In Force and within four years of the Policy Date
• If either Insured commits suicide within two years from the Policy Date, the benefit will be limited to the total charge deducted for this Rider
• The policy owner may not change, increase, or decrease the Four Year Term Insurance Rider Specified Amount
• The Rider terminates if either the Extended Death Benefit Guarantee Rider or the Policy Split Option Rider is invoked
Extended Death Benefit Guarantee Rider	Provides additional Lapse protection beyond the protection provided under the Guaranteed Policy Continuation Provision of the policy	Optional	• Rider only available to be elected at the time of application and irrevocable
• For the Lapse protection provided by this Rider to be available, one of two Net Accumulated Premium tests must be met
• If at any time after the 10th policy year the policy owner fails the 10-Year Paid-Up testing method, that method of testing will no longer be used
• The Guarantee Amount must be between 50% and 100% of the Base Policy Specified Amount
• Minimum Guarantee Duration that may be elected is 20 years, maximum is to the younger Insured’s Attained Age 120
• Available investment options will be limited
Standard Policy Charges
Deductions for charges are taken from Premium payments and/or the Cash Value, as applicable, to compensate Nationwide for the services and benefits provided, the costs and expenses incurred, and the risks assumed. Certain expenses may be recovered utilizing more than one charge. Nationwide may generate a profit from any of the charges assessed under the policy.
Monthly charges are deducted from Cash Value beginning on the Policy Date. Charges are taken proportionally from the Sub-Accounts and the Fixed Account, except for the Mortality and Expense Risk Charge which is only deducted proportionally from the Sub-Accounts, unless the policy owner elects Directed Monthly Deductions. Charges taken against allocations to the Sub-Accounts are assessed by redeeming Accumulation Units. The number of Accumulation Units redeemed is determined by dividing the dollar amount of the charge by the Accumulation Unit value for the Sub-Account. Nationwide does not deduct policy charges or Rider charges from the Cash Value attributable to the policy loan account. For a complete description of how interest is credited and charged, see Policy Loans.
Policy and Rider charges reflect costs and risks associated with issuing the policy and Rider(s). Certain charges will vary based upon the individual characteristics of the Insureds. The Insured is assigned to an underwriting classification based upon his/her age, sex (if not unisex classified), tobacco rate type, health, and any Substandard Ratings. The policy owner can request an illustration of specific costs and/or see the Policy’s Data Pages for information about specific charges of their policy.
Nationwide may change policy and/or Rider charges and rates under the policy at any time, subject to the guaranteed maximum rates stated in the Policy Data Pages. Changes in policy and/or Rider charges and rates vary by changes in future expectations for factors including, but not limited to, Nationwide’s investment earnings, mortality experience, persistency experience, expenses, including reinsurance expenses, and taxes. Changes to policy and/or Rider charges and rates will be on a uniform basis for Insureds of the same Issue Age, sex, rate class, rate type, any Substandard Rating, Base Policy Specified Amount, and Total Specified Amount (if applicable) whose policies have been In Force for the same length of time. If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Any changes will be determined in accordance with state law. Policy and Rider charges will never exceed the maximum charges shown in the fee tables, see Fee Table.
Premium Load
Premium Load is comprised of the Sales Load and Premium Taxes. It will vary by policy based on the amount of Premium paid. It is deducted from each Premium payment to partially reimburse Nationwide for sales expenses and Premium taxes, and other expenses, including acquisition costs. The Premium Load also provides revenue to compensate Nationwide for assuming risks associated with the policy, and revenue that may be a profit.
Sales Load
Sales Load (as part of the Premium Load) is deducted from each Premium payment to cover sales expenses. Nationwide may waive the Sales Load on the initial Premium paid into this policy as part of a Nationwide sponsored exchange program to another Nationwide policy as permitted under the securities laws and/or rules or by order of the SEC.
On a guaranteed basis, the maximum Sales Load is:
Policy Year	Percentage of all Premium paid
1-15	6.5%
16+	4.5%
On a current basis, the Sales Load is:
Policy Year	Percentage of Premium paid up to the Commissionable Target Premium amount	Percentage of Premium paid in excess of the Commissionable Target Premium amount
1-15	4.5%	1.5%
16+	2.5%	1.5%
Premium Taxes
Premium Taxes (as part of the Premium Load) are deducted from each Premium payment to reimburse Nationwide for state and local premium taxes (at the estimated rate of 2.25%) and for federal premium taxes (at the estimated rate of 1.25%). The current (and guaranteed maximum) Premium Tax is $35 per $1,000 of Premium. This amount is not the actual amount of the tax liability Nationwide incurs. It is an estimated amount. If the actual tax liability is more or less, Nationwide will not adjust the charge retroactively.
Illustration Charge
Illustration Charges are not deducted from Premium payments or Cash Value; rather they are paid at the time of an illustration request. Nationwide currently waives the Illustration Charge. The charge is intended to compensate Nationwide for the administrative costs of generating illustrations. Nationwide may elect in the future to assess an Illustration Charge. It will not exceed $25 per illustration requested.
Partial Surrender Fee
Partial Surrender Fees are deducted from the partial surrender amount requested. Nationwide currently waives the Partial Surrender Fee. The fee is intended to compensate Nationwide for the administrative costs associated with calculating and generating the surrender amount. Nationwide may elect in the future to assess a Partial Surrender Fee. The Partial Surrender Fee assessed to each surrender will not exceed the lesser of $25 or 2% of the amount surrendered.

Surrender Charge
A Surrender Charge is deducted proportionally from Sub-Account and Fixed Account allocations if the policy is surrendered or Lapsed. When considering the potential impact of surrender charges, the policy owner should remember that variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. Attempting to minimize surrender charges by choosing a lower Base Policy Specified Amount may result in inadequate death benefit coverage, and paying less first year Premium to minimize surrender charges may result in higher cost of insurance charges and a greater chance the policy could Lapse.
The Surrender Charge is assessed to compensate Nationwide for policy underwriting expenses and sales expenses, including processing applications, conducting medical exams, determining insurability, and establishing policy records.
Depending on the policy year of the surrender and the Insureds' ages, sexes, Base Policy Specified Amount, death benefit option, and underwriting classes at the time of policy issuance or at the time an increase becomes effective, the actual Surrender Charge paid will be a decreasing percentage of the initial Surrender Charge.
Base Policy Specified Amount Increases
Each increase to the Base Policy Specified Amount (referred to as segments) will have its own Surrender Charge. The Surrender Charge for each Base Policy Specified Amount segment, when added together, will equal the total Surrender Charge.
Base Policy Specified Amount Decreases
A Surrender Charge will be deducted when a requested Base Policy Specified Amount decrease removes an entire segment of coverage. Base Policy Specified Amount decreases that do not remove an entire segment of coverage, or occur as a result of a partial surrender or change in death benefit option that does not reduce the Net Amount At Risk, will not be assessed a Surrender Charge at the time of the policy change. Instead, the Surrender Charge associated with the policy change will be deferred and will continue to reduce over time. If the policy is subsequently terminated by a complete surrender or Lapse, all Surrender Charges, including any deferred Surrender Charge, will be deducted.
Surrender Charge Waiver
Nationwide may waive the Surrender Charge if the policy owner elects to surrender it in exchange for a plan of permanent fixed life insurance, see Right to Exchange.
Cost of Insurance Charge
A Cost of Insurance Charge is deducted proportionally from Sub-Account and Fixed Account allocations, unless the policy owner elects Directed Monthly Deductions, on the Policy Date and on each Policy Monthaversary. This charge is intended to cover Nationwide’s expenses associated with providing expected mortality benefits and assuming certain risks associated with the policy, and to cover other expenses, including acquisition costs, and state and federal taxes. Nationwide may also profit from this charge.
The Cost of Insurance Charge is the product of the Net Amount At Risk and the cost of insurance rate. The cost of insurance rate will vary by the Insureds' sexes, Issue Ages, underwriting classes, any Substandard Ratings, how long the policy has been In Force, and the Base Policy Specified Amount and Total Specified Amount (if applicable). The cost of insurance rates are based on Nationwide’s expectations as to future mortality and expense experience, investment earnings, persistency, and taxes. Current and guaranteed monthly cost of insurance rates established at issue generally increase year over year to reflect expectations that mortality and underwriting risks generally increase as the Insured's Attained Age and the length of time the Policy has been In Force increase.
There will be a separate cost of insurance rate for the initial Base Policy Specified Amount and any Base Policy Specified Amount increase. The cost of insurance rate(s) will never be greater than what is shown on the Policy Data Pages.
Flat Extras and Substandard Ratings
Nationwide may inquire about the occupation and activities of an Insured through the underwriting process. If the activities or occupation of an Insured cause an increased health or accident risk, it may result in an Insured receiving a Substandard Rating. If this is the case, Nationwide may add an additional component to the Cost of Insurance Charge called a "Flat Extra Charge." The Flat Extra Charge accounts for the increased risk of providing life insurance when one or more of these factors apply to an Insured. The Flat Extra Charge is a component of the total Cost of Insurance Charge, so if applied it will be deducted from Cash Value on the Policy Date and the Policy Monthaversary. The monthly Flat Extra

Charge is between $0.00 and $2.08 per $1,000 of the Net Amount At Risk. If a Flat Extra Charge is applied, it is shown in the Policy Data Pages. In no event will the Flat Extra Charge result in the Cost of Insurance Charge exceeding the maximum Cost of Insurance Charge shown in the Fee Table.
Nationwide will uniformly apply a change in any cost of insurance rate for Insureds of the same age, sex, underwriting class, Substandard Ratings, and Base Policy Specified Amount and Total Specified Amount (if applicable), if the policies have been In Force for the same length of time. If a change in the cost of insurance rates causes an increase to a policy’s Cost of Insurance Charge, the policy's Cash Value could decrease. If a change in the cost of insurance rates causes a decrease to the policy’s Cost of Insurance Charge, the policy's Cash Value could increase.
Mortality and Expense Risk Charge
Nationwide deducts a monthly Mortality and Expense Risk Charge proportionally from the policy's Cash Value allocated to the Sub-Accounts, unless the policy owner elects Directed Monthly Deductions, on each Policy Monthaversary. The charge will vary by policy based on the amount of Cash Value allocated to the Sub-Accounts and the length of time the policy has been In Force. The charge compensates Nationwide for assuming the risk associated with mortality and expense risk costs. The mortality risk is that the Insureds will not live as long as expected. The expense risk is that the costs of issuing and administering the policy will be more than expected. This charge is in addition to any charges assessed by the mutual funds underlying the Sub-Accounts.
The maximum guaranteed Mortality and Expense Risk Charge on an annualized basis is equal to:
	Policy Years 1-15	Policy Years 16-20	Policy Years 21+
Charge for all Variable Cash Value	$8.00 per $1,000	$5.00 per $1,000	$3.00 per $1,000
This means that on a guaranteed basis, the Mortality and Expense Risk Charge rate will decrease the longer the policy remains In Force.
On a current basis, the Mortality and Expense Risk Charge on an annualized basis is equal to:
	Policy Years 1-15	Policy Years 16-20	Policy Years 21+
Charge for first $250,000 of Variable Cash Value	$8.00 per $1,000	$5.00 per $1,000	$0.00 per $1,000
Charge for Variable Cash Value in excess of $250,000	$5.00 per $1,000	$5.00 per $1,000	$0.00 per $1,000
This means that on a current basis, the Mortality and Expense Risk Charge rate will decrease the longer the policy remains In Force and as greater amounts of Cash Value are allocated to the Sub-Accounts, subject to allocation of sufficient dollar amounts to qualify for the lower current rates.
Administrative Per Policy Charge
An administrative charge is deducted proportionally from the policy's Sub-Account and Fixed Account allocations, unless the policy owner elects Directed Monthly Deductions, on the Policy Date and each Policy Monthaversary. This charge reimburses Nationwide for the costs of maintaining the policy, including accounting and record-keeping and periodic reports to the policy owner. The charge is currently $9.00 per month in all policy years. The maximum guaranteed charge is $9.00 per month in all policy years.
Underwriting and Distribution Charge
An Underwriting and Distribution Charge is deducted proportionally from the policy's Sub-Account and Fixed Account allocations, unless the policy owner elects Directed Monthly Deductions, on the Policy Date and each Policy Monthaversary. The charge will vary by policy based on the Base Policy Specified Amount, the length of time the policy has been In Force, and the Attained Age of the Insured on the Policy Date. The Underwriting and Distribution Charge is intended to compensate Nationwide for sales, underwriting, distribution, and issuance of the policy.
On a current basis, the Underwriting and Distribution Charge varies by the Insureds' Attained Ages, sexes and the Base Policy Specified Amount and is assessed for 15 years from the Policy Date and from the effective date of a Base Policy Specified Amount increase. Currently, Nationwide charges rates lower than the guaranteed maximum. Any change in current rates will be applied uniformly for Insureds with the same combination of underwriting characteristics, Base Policy Specified Amount, and the death benefit option in effect at the time of determination.

The guaranteed Underwriting and Distribution Charge varies by the Insureds' Attained Ages, sexes and Base Policy Specified Amount, and is assessed for 15 years from the Policy Date and from the effective date of Base Policy Specified Amount increase. The maximum guaranteed Underwriting and Distribution Charge per $1,000 of Base Policy Specified Amount is $0.74 and assumes both Insureds are male, Attained Age 85, with a Base Policy Specified Amount of $250,000 or less.
Mutual Fund Operating Expenses
In addition to the policy charges, there are also charges associated with the mutual funds in which the Sub-Accounts invest. Policy owners do not pay these charges directly, but these charges do affect the value of the assets allocated to the Sub-Accounts because these charges are reflected in the underlying mutual fund prices that Nationwide subsequently uses to value Sub-Account units. The underlying mutual funds' prospectuses contain additional information about these charges. Policy owners may contact the Service Center to receive, free of charge, copies of the prospectuses for any of the underlying mutual funds available under the policy.
Reduction of Charges
The policy may be purchased by individuals, corporations, and other entities. Nationwide may reduce or eliminate certain charges (sales load, surrender charge, administrative charges, cost of insurance charge, or other charges) where the size or nature of the group allows Nationwide to realize savings with respect to sales, underwriting, administrative, or other costs. Where prohibited by state law, Nationwide will not reduce charges associated with the policy.
Nationwide determines the eligibility and the amount of any reduction by examining a number of factors, including: the number of policies owned with different insureds; the total premium Nationwide expects to receive; the total cash value of commonly owned policies; the nature of the relationship among individual insureds; the purpose for which the policies are being purchased; the length of time Nationwide expects the individual policies to be in force; and any other circumstances which are rationally related to the expected reduction in expenses.
Nationwide may lower commissions to the selling broker-dealer and/or increase charge back of commissions paid for policies sold with reduced or eliminated charges. Policy owners should consult with a financial professional about reductions available and, where appropriate, obtain an illustration demonstrating the impact of any reduced charges on the policy.
Nationwide may change both the extent and the nature of the charge reductions. Any charge reductions will be applied in a way that is not unfairly discriminatory to policy owners and will reflect the differences in costs of services provided.
Entities considering purchasing the policy should note that in 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex. The policies are based upon actuarial tables that distinguish between men and women unless the purchaser is an entity and requests non-sex distinct tables be used for underwriting. The policies generally provide different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris on any employment related insurance or benefit program before purchasing the policy.
A Note on Charges
During a policy's early years, the expenses Nationwide incurs in distributing and establishing the policy exceed the deductions. Nevertheless, Nationwide expects to make a profit over time because variable life insurance is intended to be a long-term financial investment. Accordingly, Nationwide has designed the policy with features and investment options that it believes support and encourage long-term ownership.
Nationwide makes many assumptions and accounts for many economic and financial factors when establishing the policy's fees and charges. The following is a discussion of some of the factors that are relevant to the policy's pricing structure.

Distribution, Promotional, and Sales Expenses
Distribution, promotional, and sales expenses include amounts paid to broker-dealer firms as commissions, expense allowances, and marketing allowances. Nationwide refers to these expenses collectively as "total compensation." The total compensation is determined as a function of Premium paid up to the Commissionable Target Premium and Premium paid in excess of Commissionable Target Premium. For a particular policy, Commissionable Target Premium is calculated based on the Base Policy Specified Amount and an actuarially derived factor.
Nationwide has the ability to customize the total compensation package paid to broker-dealer firms. Nationwide may vary the form of compensation paid or the percentage or amounts paid as commission, expense allowance, or marketing allowance, to the extent permitted by SEC and FINRA rules and other applicable laws and regulations. However, the total premium based compensation will not exceed the following. For the first policy year from the Policy Date or the date of an increase in the Base Policy Specified Amount: 99% of Premiums paid up to Commissionable Target Premium during the first policy year, plus 5% of any Premium paid in excess of the Commissionable Target Premium during the first policy year; for the second policy year from the Policy Date or the date of an increase in the Base Policy Specified Amount: 22% of Premiums paid up to Commissionable Target Premium during the second policy year plus 5% of any Premium paid in excess of the Commissionable Target Premium during the second policy year; and 20% of all renewal Premiums paid in the third policy year, and 10% of all renewal Premiums paid in the fourth policy year, and 5% of all renewal Premiums paid in the fifth through 10th policy years, and 3% of all renewal Premium paid after the 10th policy year. Commission may also be paid as an asset-based amount instead of a premium-based amount. If an asset-based commission is paid, it will not exceed 0.70% of the non-loaned cash value per year.
Marketing allowance is based on a firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products, which may include but not be limited to, providing conferences or seminars, sales or training programs, advertising and sales campaigns regarding the policies, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms.
Nationwide may also host training and/or educational meetings including the cost of travel, accommodations and meals for firms that sell the policies as well as assist such firms with marketing or advertisement costs.
The actual amount and/or forms of total compensation paid depend on factors such as the level of premiums Nationwide receives from respective broker-dealer firms and the scope of services the firms provide. Some broker-dealer firms may not receive maximum total compensation.
Individual financial professionals typically receive a portion of the commissions/total compensation paid, depending on their arrangement with their broker-dealer firm. Policy owners should consult the financial professional to know the exact compensation arrangement associated with this policy.
Information on Underlying Mutual Fund Service Fee Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The separate account aggregates policy owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The separate account (not the policy owners) is the underlying mutual fund shareholder. When the separate account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the policy (as discussed above), which benefit the underlying mutual funds by providing policy owners with Sub-Account options that correspond to the underlying mutual funds.
An investment advisor or subadvisor of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the policy and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the advisor or subadvisor (or their affiliates) with increased exposure to persons involved in the distribution of the policy.

Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds or their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the policies and other variable policies Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the policies and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund's advisor or subadvisor (or its affiliates). If consistent with applicable law, such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because these affiliates receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Overall, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the policies (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the policy.
Amount of Payments Nationwide Receives
For the year ended December 31, 2021, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average daily net assets invested in the underlying mutual funds) offered through the policy or other variable policies that Nationwide and its affiliates issued. Payments from investment advisors or subadvisors to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide or its affiliates receive depends on the assets of the underlying mutual funds attributable to the policy, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For policies owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as a calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund's advisor or sub-advisor is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g., the investment advisor or sub-advisors), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services, as described above; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the policies. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from policy owners.

Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable policies that offer underlying mutual funds with lower fees and expenses. Policy owners should consider all of the fees and charges of the policy in relation to its features. Higher policy fees and charges and underlying mutual fund fees and expenses will result in lower policy investment performance.
Policy Riders and Rider Charges
Policy owners may purchase one or more of the policy’s Riders. There may be additional charges assessed for elected Riders, see Fee Table. The availability, operation, and benefits of the Riders may vary by the state where the policy is issued.
Some Rider charges are assessed starting on the Policy Date and each Policy Monthaversary by taking deductions from the Cash Value. If a Rider with a monthly charge is elected after the Policy Date, Rider charges will begin to be deducted on the first Policy Monthaversary after Nationwide approves the request unless the policy owner requests and Nationwide approves a different date. Some Riders assess a one-time charge upon invoking the Rider.
Rider charges compensate Nationwide for the services and benefits provided, the costs and expenses incurred, and the risks assumed by Nationwide associated with offering the Riders. Nationwide may generate a profit from any of the Rider charges.
The maximum and minimum/current Rider charges are stated in the Fee Tables, see Fee Table.
Note: The charge and/or benefits received under certain Riders may be treated as a distribution from the policy for income tax purposes, see Periodic Withdrawals, Non-Periodic Withdrawals and Loans.
Overloan Lapse Protection Rider
A policy owner is able to prevent the policy from Lapsing due to Indebtedness by invoking the Overloan Lapse Protection Rider, which provides a guaranteed paid-up insurance benefit. The Rider is designed to enable the policy owner of a policy with a substantially depleted Cash Value, due to Indebtedness, to potentially avoid the negative tax consequences associated with Lapsing the policy.
Note: Neither the IRS nor the courts have ruled on the tax consequences of invoking the Overloan Lapse Protection Rider. It is possible that the IRS or a court could assert that the Indebtedness should be treated as a distribution, all or a portion of which could be taxable when the Rider is invoked. Consult with a tax advisor regarding the risks associated with invoking this Rider.
Availability
All policies for which the guideline premium/cash value corridor life insurance qualification test is elected will automatically receive the Overloan Lapse Protection Rider (state law permitting). The Rider is dormant until specifically invoked by the policy owner, at which time a one-time charge is assessed.
This Rider is not available for policies for which the cash value accumulation life insurance qualification test was elected.
Eligibility
The policy owner is eligible to invoke the Rider upon meeting the following conditions:
•	Indebtedness reaches a certain percentage of the policy's Cash Value (the percentage will range from 95% to 99% based upon the life insurance qualification test and the younger Insured's Attained Age);
•	The younger Insured is Attained Age 75 or older;
•	The 15th anniversary of the Policy Date has been reached, regardless of any period of Lapse, and the policy is currently In Force;
•	The policy's Cash Value is at least $100,000; and
•	All amounts available for partial surrender not subject to federal income tax have been taken.
The first time the policy's Indebtedness reaches the percentage that makes the policy eligible for the Rider, Nationwide will notify the policy owner of the policy's eligibility to invoke the Rider. The letter will also describe the Rider, its cost, and its guaranteed benefits. The Rider may be invoked at any time, provided that the above conditions are met.

Impact on Other Riders and the Policy
All Riders will terminate or will need to be terminated by the policy owner prior to invoking the Overloan Lapse Protection Rider. An election to invoke the Overloan Lapse Protection Rider is irrevocable.
Additionally, Nationwide will adjust the policy as follows:
(1)	If not already in effect, the death benefit option will be changed to Death Benefit Option 1.
(2)	The Total Specified Amount will be adjusted to equal the lesser of: (1) the Total Specified Amount immediately before the Rider was invoked; or (2) the Total Specified Amount that will cause the Death Benefit to equal the Minimum Required Death Benefit immediately after the charge for the Rider is deducted. This "new" Total Specified Amount will be used to calculate the Death Benefit pursuant to The Death Benefit provision.
(3)	Any non-loaned Cash Value (after deduction of the Overloan Lapse Protection Rider charge) will be transferred to the Fixed Account, where it will earn the minimum guaranteed fixed interest rate of the base policy (shown in the Policy Data Pages).
After the above adjustments are made, the Indebtedness will continue to grow at the policy's loan charged rate, and the amount in the policy loan account will continue to earn interest at the policy's loan crediting rate. No additional policy charges will be assessed. No withdrawals may be taken from the policy (except for a full policy surrender). Cash Value may not be transferred out of the Fixed Account. The Death Benefit will be the greater of the Total Specified Amount or the Minimum Required Death Benefit. The policy will remain as described above for the duration of the policy.
Overloan Lapse Protection Rider Charge
The Overloan Lapse Protection Rider Charge is a one-time charge deducted at the time the Rider is invoked, and is assessed against the Cash Value allocated to the Sub-Accounts and the Fixed Account. The charge is intended to cover the administrative costs and to compensate Nationwide for the risks associated with the Rider's guaranteed paid-up death benefit. The charge is the product of the policy's Cash Value and an age-based factor ranging from 0.15% to 15.70% as shown in the Policy Data Pages.
If the Cash Value less Indebtedness is insufficient to satisfy the charge, the Rider cannot be invoked without repaying enough Indebtedness to cover the charge.
Invoking the Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Additionally, any benefits paid pursuant to this Rider will reduce the Cash Surrender Value.
Example:
Assume a policy is currently In Force and the following:
• Insured’s Attained Age is 75
• Policy is in its 27th policy year
• Death Benefit Option 1
• Total Specified Amount: $700,000
• Indebtedness: $627,000
• Cash Value: $660,000
• Applicable age-based factor for determining rider charge: 4.60%*
* Rate is subject to change based on policy
Using the above assumptions, a decision to invoke the Rider would impact the policy as follows:
(1) The death benefit option will remain at Death Benefit Option 1.
(2) The one-time charge for invoking the Rider will be $30,360 ($660,000 x 4.60%) and will be deducted from the Cash Value, reducing the Cash Value to $629,640.
(3) The Total Specified Amount will remain at $700,000 since it is less than the Minimum Required Death Benefit of $712,611.90.

(4) The non-loaned Cash Value $2,640 ($629,640 - $627,000) will be transferred to the Fixed Account where it will earn at least the minimum guaranteed fixed interest rate.
(5) The policy loan account ($627,000) will continue to earn interest at the policy's loan crediting rate.
(6) The Indebtedness ($627,000) will continue to grow at the policy's loan interest charged rate.
(7) After this Rider is invoked, no other changes to the policy can be made
Policy Split Option Rider
The Policy Split Option Rider is only available for election at the time of application. The benefit provided by this Rider is the option to exchange the policy for two non-term individual life insurance policies without additional evidence of insurability. When this Rider is invoked, a separate policy on the life of each Insured will be issued.
This Rider can only be invoked upon the occurrence of one of two limited events: certain marriage terminations or certain federal tax law changes:
•	the Insureds' marriage ends by divorce, dissolution, or annulment and, to the extent it is not inconsistent with state law, a divorce, dissolution, or annulment order has been issued by a court of competent jurisdiction and such order has been in effect for at least six months; and
•	a federal tax law change occurs resulting in elimination of the marital deduction, or the maximum federal estate tax rate is reduced, to less than half of that in effect on the Policy Date.
In order to invoke the Rider, the policy owner must notify Nationwide in writing at the Service Center within 12 months after the occurrence of a qualifying event. The Rider cannot be invoked if the policy and this Rider are not In Force or are in a Grace Period.
The following will apply to the new policies issued as a result of the policy exchange:
(1)	The initial specified amount of each of the new policies will be the lesser of:
(a)	one-half of the policy's initial Total Specified Amount; or
(b)	one-half of the policy's Total Specified Amount on the exchange date.
(2)	The following policy values will be split evenly between the new policies, one-half to each:
(a)	the policy's Cash Value on the exchange date applied to the new policies as premium. If this split does not generate sufficient initial premium required for issuance of a new policy, the difference must be paid on the exchange date;
(b)	any policy Indebtedness on the exchange date. If the indebtedness applied to a new policy exceeds the maximum permitted indebtedness for that new policy, the excess must be repaid on the exchange date.
(3)	Premium requirements, charges, and deductions for each new policy will be based on the Insured's underwriting class under the existing policy and attained age as defined by the new policy.
(4)	Both new policies will be subject to any recorded assignment of the policy in effect on the exchange date.
The option will last so long as both Insureds are alive and the older Insured has not yet reached Attained Age 80. This Rider terminates on the date the older Insured reaches Attained Age 80, the date the policy terminates, or if the policy owner requests to terminate the Rider. Termination becomes effective on the next monthly anniversary.
Example:
Assume both Insureds are living, the Rider was elected at the time of application, one of the two events described above has occurred, and the following:
• Total Specified Amount of the initial policy: $500,000
• Cash Value of the initial policy: $60,000
This Rider allows the initial policy to be terminated and two new separate individual life insurance policies be issued on each Insured as follows:

Policy 1, insuring Insured 1
• Total Specified Amount = Total Specified Amount of initial policy x 50% = $500,000 x 50% = $250,000
• Premium Applied = Cash Value of initial policy x 50% = $60,000 x 50% = $30,000
Policy 2, insuring Insured 2
• Total Specified Amount = Total Specified Amount of initial policy x 50% = $500,000 x 50% = $250,000
• Premium Applied = Cash Value of initial policy x 50% = $60,000 x 50% = $30,000
Policy Split Option Rider Charge
The Policy Split Option Rider Charge compensates Nationwide for the option to exchange the policy for two individual policies, each on the life of one Insured. The charge is the product of the Total Specified Amount and the monthly policy split option cost rate. This rate is based on the average ages of the two Insureds on the Policy Date, and is stated on the Policy Data Page.
This Rider charge will be deducted proportionally from the Sub-Account and Fixed Account allocations, unless the policy owner elects Directed Monthly Deductions. Because the Rider charge is deducted from Cash Value, purchase of this Rider may reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
There is no Cash Surrender Value or loan value attributable to this Rider.
There is a potential federal income tax consequence that could result from exercising the benefit provided by the Policy Split Option Rider. For federal income tax purposes, the exchange of the policy for two new policies under the Policy Split Option Rider, may not qualify for the tax free treatment for policy exchanges under Section 1035 because under the new policies, the individual Insureds are separately insured; whereas, the existing policy insures two (joint) lives. The foregoing is not comprehensive and cannot replace personalized advice provided by a competent tax professional. The policy owner should seek competent tax advice regarding the tax treatment of the policy when contemplating exchanging the policy for new policies as provided under the Policy Split Option Rider.
Termination of other Riders
Upon invoking the Policy Split Option Rider, all other Riders will automatically terminate.
Additional Term Insurance Rider
The benefit associated with the Additional Term Insurance Rider is term life insurance on the Insureds, in addition to that under the base policy. The Death Benefit Proceeds attributable to the Additional Term Insurance Rider are payable to the beneficiary upon the Surviving Insured’s death if the Additional Term Insurance Rider is still In Force. The Additional Term Insurance Rider has no cash value and no loanable value nor does it modify any cash or loan values of the base policy. Policy owners should request illustrations showing the impact of purchasing coverage with and without the Additional Term Insurance Rider.
Subject to Nationwide’s underwriting approval, this Rider may be purchased at any time while the policy is In Force and both Insureds are alive and, depending upon their underwriting classification, are younger than Attained Age 80 or Attained Age 85. If purchased after the Policy Date, Nationwide will require evidence of insurability. The death benefit option for the base policy will also be the death benefit option for the Additional Term Insurance Rider.
The Additional Term Insurance Rider coverage terminates on the earliest of the following dates:
•	the date the Surviving Insured dies;
•	the original Maturity Date of the base policy;
•	the date the Rider lapses separate from the policy;
•	the date the policy terminates for any reason; or
•	the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center.
Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.

The policy owner cannot extend the Additional Term Insurance Rider coverage beyond the policy's Maturity Date, see Extending Coverage Beyond the Maturity Date.
Example:
Assume the Base Policy Specified Amount is $500,000, Death Benefit Option 2, the Cash Value is $40,000 and the Additional Term Insurance Rider Specified Amount is $300,000. Upon the death of the Insured, if there is no Indebtedness and no Long-Term Care benefits have been paid, the Death Benefit Proceeds under the base policy will be $540,000 and the Additional Term Insurance Death Benefit Proceeds will be $300,000, for a total of $840,000.
Additional Term Insurance Rider Impact
Cost of Insurance Charges
Electing coverage under the Additional Term Insurance Rider, as opposed to electing coverage only under the base policy, should lower the policy owner's overall cost of insurance. This is due in part to the broker-dealer firm receiving less overall compensation for selling a policy with the Additional Term Insurance Rider. It is also possible that less Premium may be required to maintain to the Death Benefit over the life of the policy or that increased Premium may be needed if the Additional Term Insurance Rider is not purchased.
Guaranteed Policy Continuation Provision
This provision protects the policy from Lapse under certain conditions, see Guaranteed Policy Continuation Provision. However, coverage elected under the Additional Term Insurance Rider is not covered by this provision beyond the fifth policy year, see Lapse.
Extended Death Benefit Guarantee Rider
The Extended Death Benefit Guarantee Rider does not cover any insurance coverage provided by the Additional Term Insurance Rider at all, and invoking the Extended Death Benefit Guarantee Rider will terminate coverage under the Additional Term Insurance Rider, see Extended Death Benefit Guarantee Rider and Lapse.
The policy owner should consult a registered representative for more specific information on the Additional Term Insurance Rider and its potential benefits, including requesting an illustration demonstrating the impact of purchasing coverage under the Additional Term Insurance Rider.
Additional Term Insurance Rider Charge
A monthly Additional Term Insurance Rider Charge will be deducted if the Rider is elected. The Additional Term Insurance Rider Charge compensates Nationwide for providing term life insurance on the Insureds.
The monthly cost of insurance charge for this Rider is determined by multiplying the Rider monthly cost of insurance rate by the Rider death benefit. The Rider death benefit will be equal to the difference between the total Death Benefit and the base policy Death Benefit. The Additional Term Insurance Rider cost of insurance rate is based on Nationwide’s expectation as to the Insureds' mortality and expense experience. The Additional Term Insurance Rider cost of insurance rate will vary by the Insureds' sexes, Attained Ages, underwriting classes, any Substandard Ratings, and the Total Specified Amount.
The Additional Term Insurance Rider Charge will be deducted proportionally from the Sub-Account and Fixed Account allocations, unless the policy owner elects Directed Monthly Deductions. Because the Additional Term Insurance Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on the Cash Value.
Additional Term Insurance Rider Right to Convert Coverage
At any time while the policy and the Rider are In Force, the policy owner may convert the term life insurance associated with this Rider into an equivalent amount of Base Policy Specified Amount. Converting the term life insurance associated with this Rider may impact the overall cost of the policy as the cost of insurance charges for the term life insurance are generally lower compared to the cost of insurance charges for Base Policy Specified Amount. Conversion requests must be made in writing and submitted to the Service Center. Nationwide will not require evidence of insurability upon conversion.

No Charge Four Year Term Insurance Rider
This Rider is automatically added to qualified policies at issue. The qualification standards are that both Insureds are under Attained Age 70 on the Policy Date, neither Insured has any Substandard Ratings, and the Total Specified Amount is under $3,600,000.
The benefit provided by the No Charge Four Year Term Insurance Rider is an additional Death Benefit paid to the beneficiary, to help offset any additional estate tax upon receiving proof that both Insureds died while the policy is In Force and the Rider is in effect. The Rider's term is four years from the Policy Date. The No Charge Four Year Term Insurance Rider Specified Amount is 122.22% of the policy's Total Specified Amount. The policy owner may not change, increase, or decrease the No Charge Four Year Term Insurance Rider Specified Amount after the Policy Date.
Example:
Assume the following:
• Base Specified Amount is $500,000
• Death Benefit Option 2
• Cash Value is $40,000
• No Charge Four Year Term Insurance Rider Specified Amount is $611,100 ($500,000 x 122.22%)
• No Indebtedness
• No Long-Term Care benefits have been paid
• Neither the Extended Death Benefit Guarantee Rider nor the Policy Split Option Rider has been invoked
If both Insureds die within the first four policy years, and neither Insured committed suicide within the first two years from the Policy Date , the Death Benefit under the base policy will be $540,000 and the Death Benefit under the No Charge Four Year Term Insurance Rider will be $611,100, for a total Death Benefit of $1,151,100.
The No Charge Four Year Term Insurance Rider Specified Amount will not change unless the Total Specified Amount is decreased below the Total Specified Amount in effect on the Policy Date. If this occurs, the No Charge Four Year Term Insurance Rider Specified Amount will be decreased proportionally.
If either Insured commits suicide, within two years from the Policy Date, the Rider's Death Benefit will not be paid and this Rider will terminate. There is no Cash Surrender Value or loan value attributable to this Rider.
Before the term expires, the policy owner can request to terminate this Rider in writing to the Service Center, and the additional Death Benefit associated with this Rider will terminate on the next monthly anniversary from the Policy Date. This Rider will also terminate on the date the policy terminates.
There is no charge or cost for this Rider.
Interaction with Other Riders
If the Insureds qualify for the No Charge Four Year Term Insurance Rider, the policy owner cannot also elect the Four Year Term Insurance Rider.
This Rider terminates if either the Extended Death Benefit Guarantee Rider or the Policy Split Option Rider is invoked.
Four Year Term Insurance Rider
The Four Year Term Insurance Rider is available only for policies that are not eligible for the No Charge Four Year Term Insurance Rider. This Rider operates the same as, and provides the same coverage as, the No Charge Four Year Term Insurance Rider, except that this Rider is optional, carries an additional charge, and the maximum Rider Specified Amount is 122.22% of the Total Specified Amount.
This Rider is only available for election at the time of application. The benefit provided by the Four Year Term Insurance Rider is an additional Death Benefit Nationwide will pay to the beneficiary, to help offset any additional estate tax upon receiving proof that both Insureds died while the policy was In Force and the Rider was in effect. The Rider's term is four years from the Policy Date. The maximum Four Year Term Insurance Rider Specified Amount that can be elected is 122.22% of the policy's Total Policy Specified Amount. The policy owner may not change, increase, or decrease the Four Year Term Insurance Rider Specified Amount after the Policy Date.
Example:
Assume the following:
• Base Specified Amount is $500,000
• Death Benefit Option 2
• Cash Value is $40,000
• Four Year Term Insurance Rider Specified Amount is $611,100 ($500,000 x 122.22%)
• No Indebtedness
• No Long-Term Care benefits have been paid
• Neither the Extended Death Benefit Guarantee Rider nor the Policy Split Option Rider have been invoked
If both Insureds die within the first four policy years and neither Insured committed suicide within the first two years from the Policy Date, the Death Benefit under the base policy will be $540,000 and the Death Benefit under the Four Year Term Insurance Rider will be $611,100, for a total Death Benefit of $1,151,100.
The Four Year Term Insurance Rider Specified Amount will not change unless the Total Specified Amount is decreased below Total Specified Amount in effect on the Policy Date. If this occurs, the Four Year Term Insurance Rider Specified Amount will be decreased proportionally.
If either Insured commits suicide within two years from the Policy Date, Nationwide will not pay this Rider's Death Benefit. Instead, the amount payable will equal the total charge deducted for this Rider. There is no Cash Surrender Value or loan value attributable to this Rider.
This Rider will terminate if the policy is terminated, or it can be terminated before the term expires by submitting a written request to the Service Center. Termination will remove the additional death benefit coverage and the charge associated with the Rider. Termination will be effective on the next monthly anniversary from the Policy Date.
Four Year Term Insurance Rider Charge
The Four Year Term Insurance Rider Charge compensates Nationwide for additional Death Benefit coverage while this Rider is In Force. The charge is the product of the Four Year Term Insurance Rider Specified Amount and the monthly cost of insurance rate for the base policy. This rate is the rate in effect for the initial segment of base coverage on each respective monthly anniversary when this Rider's charge is calculated.
This Rider charge will be deducted proportionally from the Sub-Account and Fixed Account allocations, unless the policy owner elects Directed Monthly Deductions. Because the Rider charge is deducted from Cash Value, purchase of this Rider may reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Interaction with other Riders
This Rider terminates if either the Extended Death Benefit Guarantee Rider or the Policy Split Option Rider is invoked. This Rider is not available if the No Charge Four Year Term Insurance Rider was added automatically at issue.
Extended Death Benefit Guarantee Rider
General Information about this Rider
This Rider is only available for election at the time of application for the policy.
This Rider provides additional Lapse protection beyond the protection provided under the Guaranteed Policy Continuation Provision of the policy. Lapse protection is designed to provide the policy owner the potential long-term benefits of investing in a variable universal life policy while protecting the policy owner from losing the life insurance coverage under the base policy due to adverse or unfavorable Investment Experience.

Note: Before electing this Rider, a policy owner should consult his/her registered representative to determine if the Lapse protection provided by the policy's Guaranteed Policy Continuation Provision is sufficient to meet their goals. The Rider charge will be incurred while the Guaranteed Policy Continuation Provision of the policy is in effect. In the event Lapse protection benefits become payable during the guaranteed policy continuation period of the base policy, the benefits provided will be greater than or equal to the benefits provided under this Rider.
If this Rider is elected, and while it remains In Force, the investment options available will be limited, as described below. In addition, interaction of this Rider with other elected Riders may result in the limitation or elimination of Rider benefits, as described below.
If the policy owner does not meet one of the Premium testing methods described below, the policy owner will not receive any coverage or benefits afforded by this Rider. In addition, if at any time after the 10th policy year the policy owner fails the 10-Year Paid-Up testing method, that method of testing will no longer be used to determine whether Rider coverage applies.
The policy owner must make two irrevocable elections at the time of application:
(1)	the portion of the Base Policy Specified Amount the policy owner wants covered by the Rider (the "Guarantee Amount"). The Guarantee Amount must be between 50% and 100% of the Base Policy Specified Amount; and
(2)	the duration of the Rider coverage expressed in full policy years (the "Guarantee Duration"). The Guarantee Duration is subject to the following limits:
(a)	the minimum Guarantee Duration that may be elected is 21 years; and
(b)	the maximum Guarantee Duration that may be elected is equal to 120 years minus the younger Insured's Attained Age on the Policy Date.
Allocation Restrictions
Nationwide may limit the investment options available for allocation of Premium and transfers of Cash Value when this Rider is elected. Nationwide selected the available Sub-Accounts on the basis of risk factors associated with the underlying mutual fund’s investment objective and Sub-Accounts were excluded from availability with this Rider on the basis of similar risk considerations. The permitted investment options are more conservative than those that are not permitted. By electing this Rider and accepting the limited menu of investment options, policy owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under this Rider.
For a list of permitted investment options available with this Rider, see Appendix A: Underlying Mutual Funds Available Under the Policy.
The policy owner may instruct Nationwide to transfer allocations back and forth between the permitted investment options at any time while this Rider is In Force. Such transfers will be considered a transfer event. While this Rider is In Force, current and future investment allocations must be entirely (100%) to the permitted investment options. Nationwide will not process a transfer request involving an investment option that is not currently permitted under the Rider; rather, the current allocation instructions will remain in effect. The policy owner may choose to terminate the Rider and then instruct Nationwide to make allocations under any of the investment options available under the policy. Termination of the Rider will end all charges and coverage under the Rider including payment of the Guarantee Amount.
How this Rider Operates
During the Guarantee Duration, Nationwide conducts tests to determine whether the Net Accumulated Premium actually paid is equal to or greater than the required Net Accumulated Premium under either the 10-Year Paid-Up Method or the Monthly Premium Method.
The Net Accumulated Premium actually paid equals the cumulative sum of all Premiums paid from the Policy Date to the date of the most recent monthly anniversary of the Policy Date, reduced by any partial surrenders, Indebtedness, and Returned Premium.
The required Net Accumulated Premium is what must be paid for the Rider coverage to apply. Under either test, the required Net Accumulated Premium represents the amount of Premium needed to offset Nationwide’s risk that the Surviving Insured may die during a period when the policy would otherwise Lapse. In addition to the policy owner’s elections under the Rider, the required Net Accumulated Premium for each test will vary, based on the Insureds' sexes, Issue Ages, underwriting classes, any Substandard Ratings, the Base Policy Specified Amount, death benefit option, and any other optional benefits elected.
The policy owner may decide to pay the required Net Accumulated Premium under either method. Generally, the two methods of calculation are attributable to the different ways policy owners pay Premium. The 10-Year Paid-Up Method is generally used by policy owners who pay a larger Premium during the first 10 policy years. In contrast, the Monthly Premium Method is generally used by policy owners who pay a lower Premium over a longer period of time.
Described below is how and when Nationwide determines, under each method, whether the policy owner has paid the required Net Accumulated Premium for the Guarantee Amount to apply.
(1)	10-Year Paid-Up Method – This method determines a required Net Accumulated Premium that must be paid within a 10-year period beginning on the Policy Date, regardless of the Guarantee Duration. The required Net Accumulated Premium under this test is stated in the Policy Data Pages. The test is satisfied if the Net Accumulated Premium paid is equal to or greater than the required Net Accumulated Premium stated in the Policy Data Pages.
During the first 10 policy years, this test is performed on any monthly anniversary of the Policy Date on which the policy's Cash Surrender Value is insufficient to pay the monthly policy charges, including monthly charges for any elected Riders.
This test is also performed on the first monthly anniversary of the Policy Date after the end of the 10th policy year. If the test for the 10-Year Paid-Up Method is not satisfied at that time, Lapse protection under this method is no longer available and the test will no longer be performed. If the test for the 10-Year Paid-Up Method is satisfied with the first test after the end of the 10th policy year, Nationwide will retest at the following times while the Rider remains in effect and the conditions under this method are met:
(a)	on any monthly anniversary of the Policy Date on which the policy's Cash Surrender Value is insufficient to pay the monthly policy charges, including monthly charges for any elected Riders;
(b)	on any date of a partial surrender or policy loan; and
(c)	on any date there is Returned Premium.
Lapse protection is no longer available and retesting will no longer be done under the 10-Year Paid-Up Method after any of the following circumstances occur:
•	failing to satisfy the 10-Year Paid-Up Method test at any time it is performed after the end of the 10th policy year;
•	the Guarantee Duration ends or this Rider is otherwise terminated;
•	increasing the Base Policy Specified Amount;
•	changing the death benefit option; or
•	adding or increasing any Rider coverage on or after the first anniversary of the Policy Date.
If any of the circumstances above occur, the 10-Year Paid-Up Method is no longer available; however, the policy owner may still maintain the Guarantee Amount if the test under the Monthly Premium Method is satisfied.
Example:
Assume the Extended Death Benefit Guarantee Rider has not otherwise terminated, the policy is year 11, the policy would enter a Grace Period if the Rider was not In Force, and the following:
• Base Policy Specified Amount is $500,000
• Extended Death Benefit Guarantee Percentage is 50%
• Guarantee Duration is 50 years
• Net Accumulated Premium is $100,000
• Required Net Accumulated Premium under the 10-Year Paid-Up Method is $100,000
• Indebtedness is $0.00

Since the required Net Accumulated Premium under the 10-Year Paid-Up Method is equal to or greater than the Net Accumulated Premium, this test is satisfied, and the policy will remain In Force. Assuming no future loans or partial surrenders are taken, the policy will remain In Force up to policy year 50.

Extended Death Benefit Guarantee Coverage Amount: $500,000 x 50% = $250,000
Note: Depending on how the policy is issued, Guideline Premium/Cash Value Corridor Test or Cash Value Accumulation Test, paying Premium equal to the Net Accumulated Premium under the 10-Year Paid-Up Method may disqualify the policy as a contract for life insurance under Section 7702 of the Code. If this is the case, the policy owner can still pay Premium equal to (or in excess of) the required Net Accumulated Premium under the Monthly Premium Method. Request and carefully review illustrations of planned Rider elections, Premium payments, surrender, and/or policy loan activity before purchasing this Rider.
(2)	Monthly Premium Method – This method determines a monthly Premium amount that is stated in the Policy Data Pages. The required Net Accumulated Premium under this test is the sum of the monthly Premium amount in effect for each respective month from the Policy Date to the most recent monthly anniversary of the Policy Date. This test is satisfied if the Net Accumulated Premium paid is equal to or greater than the required Net Accumulated Premium under this method.
This test is performed on any monthly anniversary of the Policy Date during the Guarantee Duration on which the policy's Cash Surrender Value is insufficient to pay the monthly policy charges, including monthly charges for any elected Riders.
Unless this Rider is otherwise terminated, the Monthly Premium Method test will continue to be conducted for the entire Guarantee Duration. This test cannot be lost due to policy changes or failure to meet the test on any given occasion. However, the following policy changes may result in a change to the monthly Premium amount, and therefore the required Net Accumulated Premium, under this method and are subject to Nationwide’s approval:
•	increasing or decreasing the Base Policy Specified Amount;
•	adding or increasing any Rider coverage;
•	changing the death benefit option; or
•	changing the underwriting classification of either Insured.
Situations Where the Guarantee Amount may be Modified
Any changes to the policy resulting in a decrease of the Base Policy Specified Amount, including partial surrenders, will also result in a proportional reduction of the Guarantee Amount.
How the Grace Period under the Policy Operates with this Rider
If the policy enters a Grace Period (i.e., Lapse protection is not available under the Guaranteed Policy Continuation Provision of the policy or under the Rider), then additional Premium payments will be necessary to prevent Lapse. Nationwide will notify the policy owner in writing of:
(1)	the amount of Premium required to prevent the policy from Lapsing under Grace Period and Guaranteed Policy Continuation Provision; and
(2)	the amount of Premium required to increase the Net Accumulated Premium paid so that the the Monthly Premium Method test is satisfied.

Example:
Assume the Extended Death Benefit Guarantee Rider has not otherwise terminated, the policy is year 21, month 1, the policy would enter a Grace Period if the Rider was not In Force, and the following:
• Base Policy Specified Amount is $500,000
• Extended Death Benefit Guarantee Percentage is 50%
• Guarantee Duration is 50 years

• Net Accumulated Premium is $125,000
• Indebtedness is $0.00
• Extended Death Benefit Guarantee Monthly Premium is $200
• The required Net Accumulated Premium under the Monthly Premium Method is $200 x {[21 (Policy Year) – 1] x 12 + 1 (Policy Month)}
= $200 x {[20] x 12 + 1}
= $200 x {240 + 1}
= $200 x {241}
= $48,200
Since the required Net Accumulated Premium under the Monthly Premium Method is equal to or greater than the Net Accumulated Premium, this test is satisfied, and the policy will remain In Force up to policy year 50.

Extended Death Benefit Guarantee Coverage Amount: $500,000 x 50% = $250,000
Note: Generally the amount required to prevent the policy from Lapsing under the 10-Year Paid-Up Method test, if applicable, will be greater. Contact the Service Center to obtain this amount. If the 10-Year Paid-Up Method test is not satisfied at any time after the 10th policy year, that test will no longer apply.
This Rider and the policy to which it is attached will terminate unless sufficient Premium is paid within the 61-day Grace Period. This Rider cannot be reinstated after a Lapse, see Lapse.
Interaction with Other Riders
Overloan Lapse Protection Rider
While the policy is being kept from entering a Grace Period by this Rider, the Overloan Lapse Protection Rider cannot be invoked without first requesting termination of this Rider.
Invoking the Overloan Lapse Protection Rider at any other time will result in termination of this Rider and its charge.
Policy Split Option Rider
Before receiving any benefits under this Rider, an election to invoke the Policy Split Option Rider will result in termination of this Rider and its charge.
While receiving benefits under the Rider, the Policy Split Option Rider cannot be invoked without first terminating this Rider.
No Charge Four Year Term Insurance Rider or Four Year Term Insurance Rider
If either the No Charge Four Year Term Insurance Rider or the Four Year Term Insurance Rider is terminated by operation of this Rider then it cannot be reinstated and any charge under the terminated Rider will also terminate.
Additional Term Insurance Rider
If the Additional Term Insurance Rider is terminated by operation of this Rider, the charge for the Additional Term Insurance Rider will terminate. The policy owner may not reapply for the Additional Term Insurance Rider until the expiration of the Guarantee Duration.
Riders Terminating when Benefits under this Rider Commence
Once benefits commence under this Rider and before the end of the Guarantee Duration, no changes to the base policy will be permitted, i.e., changes to Total Specified Amount and addition of other optional Riders. In addition, if required by the terms of the Extended Death Benefit Guarantee Rider, other elected Riders may terminate or may need to be terminated by the policy owner before commencing benefits under this Rider.
If another Rider is terminated by operation of this Rider, charges under terminated Riders will end. The policy owner may not reapply for the terminated Rider(s) until the expiration of the Guarantee Duration.
Termination of the Extended Death Benefit Guarantee Rider
This Rider will terminate and no coverage will apply if any of the following occurs:

(1)	the policy owner elects to terminate this Rider. Termination will be effective the next business day following receipt at the Service Center of a written request to terminate. If the policy owner elects to terminate this Rider, Nationwide may require the policy owner to return the Rider and the policy for endorsement;
(2)	the Guarantee Duration ends; or
(3)	the policy Lapses, is surrendered, or otherwise terminates.
Note: This Rider cannot be reinstated if the policy Lapses.
Extended Death Benefit Guarantee Rider Charge
A monthly charge is deducted for the coverage provided by this Rider. The charge for each Base Policy Specified Amount segment is determined, and will vary, based on the Insureds' sexes, Issue Ages, underwriting classes, Guarantee Amount, and Guarantee Duration.
The Extended Death Benefit Guarantee Rider charge will be deducted proportionally from the Sub-Account and Fixed Account allocations, unless the policy owner elects Directed Monthly Deductions. Because the Extended Death Benefit Guarantee Rider charge is deducted from Cash Value, purchase of this Rider may reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Policy Owner Services
Dollar Cost Averaging
Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations and promote a more stable Cash Value and Death Benefit over time. A policy owner may elect to participate in the dollar cost averaging program at the time of application or at a later date by submitting an election form to the Service Center. An election to participate in the program that is submitted after application will be effective at the end of the Valuation Period coinciding with the date requested or, if that date has passed or no date is specified, at the end of the Valuation Period during which the request was received, or the end of the right to cancel period, whichever is later.
There is no charge for dollar cost averaging and dollar cost averaging transfers do not count as transfer events. Dollar cost averaging transfers will continue to be processed until there is no more Cash Value left in the originating investment option(s) or until a policy owner instructs Nationwide to terminate the service. Policy owners may direct Nationwide to automatically transfer specific amounts from the Fixed Account and the:
•	Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V
to any other Sub-Account. Certain Sub-Accounts may or may not be available depending on when the policy was purchased, see Appendix A: Underlying Mutual Funds Available Under the Policy for details on Sub-Account availability. Transfers from the Fixed Account must be no more than 1/30th of the Fixed Account value at the time the program is elected.
Nationwide does not assure the success of these strategies and cannot guarantee that dollar cost averaging will result in a profit or protect against a loss. A policy owner should carefully consider his or her financial ability to continue these programs over a long enough period of time to purchase Accumulation Units when their value is low, as well as when their value is high. Nationwide may modify, suspend, or discontinue these programs at any time. Nationwide will notify policy owners in writing 30 days before doing so. If Nationwide suspends or discontinues a dollar cost averaging program at a time when other requested transfers from the Fixed Account are subject to restrictions, further transfers from the Fixed Account will be subject to the restrictions until or unless another dollar cost averaging program is offered and elected, see Fixed Account Restrictions.
Example:
Policy owner elects to participate in Dollar Cost Averaging and has transferred $30,000 to the Fixed Account, which will serve as the source investment option for her Dollar Cost Averaging program. She would like the Dollar Cost Averaging transfers to be allocated as follows: $1,500 to Sub-Account L and $1,000 to Sub-Account M. Each month, Nationwide will automatically transfer $2,500 from the Fixed Account and allocate $1,000 to Sub-Account M and $1,500 to Sub-Account L until the Fixed Account is depleted.
Asset Rebalancing
A policy owner may elect to participate in an asset rebalancing program. Asset rebalancing involves the automatic rebalancing of the Cash Value in the chosen Sub-Accounts (up to 20) on a periodic basis. Cash Value allocated to the Fixed Account is not eligible for asset rebalancing. A policy owner can schedule asset rebalancing to occur every three, six, or 12 months on days when Nationwide prices Accumulation Units. There is no charge for asset rebalancing and it does not count as a transfer event.
A policy owner may elect to participate in an asset rebalancing program at the time of application or at a later date by submitting an election form to the Service Center. Premium received with or after the asset rebalancing application will continue to be initially allocated according to the Policy owner’s instructions for Net Premium, unless they elect on the asset rebalancing application to replace the allocation instructions for Net Premium with the asset rebalancing program’s Sub-Account allocations. Whether this election is made or not, all Cash Value in the Sub-Accounts will be reallocated according to the asset rebalancing program’s allocations at the frequency elected by the Policy owner. Manual transfers will not automatically terminate the program. As long as a policy with asset rebalancing elected remains In Force, termination of asset rebalancing will only occur as a result of specific instruction by a policy owner to do so. Nationwide may modify, suspend, or discontinue asset rebalancing programs at any time.
Example:
Policy owner elects to participate in Asset Rebalancing and has instructed his Cash Value be allocated as follows and rebalanced on a quarterly basis: 40% to Sub-Account A, 40% to Sub-Account B, and 20% to Sub-Account C. Each quarter, Nationwide will automatically rebalance policy owner’s Cash Value by transferring Cash Value among the three elected Sub-Accounts so that his 40%/40%/20% allocation remains intact.
Automated Income Monitor
Automated Income Monitor is an optional systematic partial surrender and/or policy loan program that may be elected at any time, at no additional cost. This program is only available to policies that are not modified endowment contracts.
Automated Income Monitor programs are intended for policy owners who wish to take an income stream of scheduled payments from the Cash Value of the policy. The income stream is generated via partial surrenders until the policy cost basis is depleted, then through policy loans. Taking partial surrenders and/or policy loans may result in adverse tax consequences, will reduce policy values and therefore limit the ability to accumulate Cash Value, and may increase the likelihood the policy will Lapse. Before requesting the Automated Income Monitor program, policy owners should consult with financial and tax advisors.
At the time of application for a program, Nationwide will provide policy owners with an illustration of the proposed income stream and impacts to the Cash Value, Cash Surrender Value, and Death Benefit. Policy owners must submit this illustration along with an application when electing an Automated Income Monitor program. Programs will commence at the beginning of the next Policy Monthaversary after Nationwide receives the election form and illustration. On each policy anniversary thereafter Nationwide will provide an updated In Force illustration to assist policy owners in determining whether to continue, modify, or discontinue an elected program. Policy owners may request modification or termination of a program at any time by written request to the Service Center.
A policy owner’s program will be based on the policy's Cash Surrender Value at the time of election and each succeeding policy anniversary, and on the following elections:

(1)	Payment type:
(a)	Fixed Amount: If a policy owner elected payments of a fixed amount, the amount received will not vary with policy Investment Experience; however, the length of time the elected payment amount can be sustained will vary based on the illustration assumptions below and the policy's Investment Experience; or
(b)	Fixed Duration: If a policy owner elected payments for a fixed duration, the amount received during the first year will be based on the illustration assumptions below. After the first year, the amount will vary based on the illustration assumptions and policy Investment Experience to maintain the elected duration.
(2)	Illustration assumptions:
(a)	an assumed variable rate of return specified by the policy owner from the available options stated in the election form;
(b)	minimum Cash Surrender Value targeted by the policy owner to have remaining on the policy's Maturity Date, or other date specified by the policy owner. This dollar amount is used to calculate available income. It is not guaranteed to be the Cash Surrender Value on the specified date;
(c)	a policy owner may also request a change of death benefit option, or a decrease in Base Policy Specified Amount to be effective in conjunction with commencing a program or to occur at a future date; and
(d)	payment frequency: monthly; quarterly; semi-annually; or annually. Payments on a monthly basis are made by direct deposit (electronic funds transfer) only.
Generally, higher variable rate of return assumptions, a lower target Cash Surrender Value, and Death Benefit Option 1, will result in larger projected payments or longer projected durations. However, larger payments or longer duration may increase the likelihood the policy will Lapse.
Note: Policy owners are responsible for monitoring the policy to prevent Lapse. Nationwide will provide annual In Force illustrations based on current Cash Surrender Values and the elected illustration assumptions to assist policy owners with preventing Lapse. Policy owners may request modification or termination of a program at any time by written request to the Service Center.
Example:
Assume:
• Insured’s Issue Age was 45.
• Policy owner paid Premiums totaling $490,000 during the first 25 policy years.
• Just prior to policy year 26 (Attained Age 70) the policy’s Cash Value is just over $1,000,000 and the Investment in the Contract is $490,000.
• The policy owner completes an Automated Income Monitor election form and chooses a 5% gross rate of return, a goal of $100,000 Cash Surrender Value at Attained Age 95 and the Fixed Duration option for 25 years.
• The first AIM In Force illustration is run that solves for an annual income amount at an assumed 5% gross rate of return and a goal of at least $100,000 of Cash Surrender Value at Attained Age 95. The result of the solve is an annual income amount of $66,720.
A partial surrender of $66,720 will be processed and sent to the policy owner. Each year thereafter, if the Automated Income Monitor program has not been terminated, another illustration will be run with the same assumptions and income solve. The appropriate partial surrender amount based on each solve will be processed. This will continue until the entire $490,000 Investment in the Contract has been distributed through partial surrenders, then the income amounts will be processed as loans.
Automated Income Monitor programs are subject to the following additional conditions:
(1)	To prevent adverse tax consequences, a policy owner can authorize Nationwide to make scheduled payments via policy loan when:
(a)	the policy's cost basis is reduced to zero;
(b)	a partial surrender within the first 15 policy years would be a taxable event;

(c)	or to prevent the policy from becoming a MEC, see Taxes.
Note: Partial surrenders and policy loans taken under the Automated Income Monitor program are subject to the same terms and conditions as other partial surrenders and policy loans, see Partial Surrender and Policy Loans.
(2)	While a program is in effect, no Premium payment reminder notices will be sent unless requested; however, Premium payments will be accepted.
(3)	Programs will terminate on the earliest of the following:
(a)	Nationwide’s receipt at the Service Center of a written request to terminate participation;
(b)	at the time the policy enters a Grace Period or terminates for any reason;
(c)	at the time of a requested partial surrender or policy loan outside the program;
(d)	upon a change of policy owner;
(e)	for income based on a fixed duration, the end of the period the policy owner specified at the time of election;
(f)	on any policy anniversary when the current Cash Surrender Value is less than or equal to the target Cash Surrender Value assumption the policy owner specified;
(g)	at any time the scheduled partial surrender or policy loan would cause the policy to fail to qualify as life insurance under Section 7702 of the Code; or
(h)	the policy's Maturity Date.
Additionally, the program will terminate when one of the following Riders is invoked or begins providing benefits: the Overloan Lapse Protection Rider, the Extended Death Benefit Guarantee Rider, and the Policy Split Option Rider.
Nationwide will notify policy owners upon termination of an Automated Income Monitor program. In addition, Nationwide may modify, suspend, or discontinue Automated Income Monitor programs at any time. Nationwide will notify policy owners in writing 30 days before doing so.
Policy Loans
After the expiration of the right to cancel period and while the policy is In Force, a policy owner may take a policy loan. A policy loan will be effective as of the date Nationwide receives the policy owner's written request at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms. Notwithstanding anything to the contrary set forth in this prospectus, Nationwide may accept requests submitted via telephone, subject to dollar amount limitations and payment and other restrictions to prevent fraud. Nationwide reserves the right to discontinue acceptance of telephonic requests at any time upon written notice. Contact the Service Center for current limitations and restrictions, see Contacting the Service Center.
Taking a policy loan may increase the risk of Lapse and may result in adverse tax consequences. Unpaid loan interest charges accrue daily at a compounded annual interest rate and can cause the policy's Indebtedness to grow significantly. The policy owner should request an illustration demonstrating the impact of a policy loan on the policy's Cash Value, Cash Surrender Value, and Death Benefit Proceeds.
Loan Amount
The minimum loan amount is $200. At the time of a loan request, policy Indebtedness cannot exceed 90% of the Cash Value allocated to the Sub-Accounts plus 100% of the Cash Value allocated to the Fixed Account less any surrender charge. Nationwide pays the policy loan to the policy owner with assets from its general account. Nationwide then uses the policy's Cash Value as collateral for the loan as described below.

Collateral and the Policy Loan Account
As collateral for the policy loan, Nationwide transfers an amount equal to the policy loan from the policy's investment options. Collateral amounts are transferred from the Cash Value to the policy loan account (which is part of Nationwide's general account). Amounts held as collateral against a policy loan do not participate in the Investment Experience of the Sub-Accounts. Policy loans can permanently affect the Death Benefit Proceeds and the Cash Value of the policy, even if repaid. The policy loan account may be subject to Nationwide's creditors in the event of insolvency.
Amounts transferred from the policy's Cash Value equal to the policy loan account are deducted from the Sub-Accounts in the same proportion as the Sub-Account allocations, unless the policy owner has instructed otherwise. Nationwide will only transfer amounts from the Fixed Account if the loan amount exceeds 90% of the Cash Value allocated to the Sub-Accounts.
The policy owner will earn interest on the collateral held in the policy loan account. Interest will accrue daily at no less than the guaranteed minimum rate stated on the Policy Data Pages. Interest credited to the policy loan account is an obligation of Nationwide’s general account and is dependent on Nationwide’s financial strength and claims paying ability. The interest earned on the policy loan account may be different than the rate earned on Cash Value allocated to the Fixed Account.
Interest Charged
Nationwide charges interest against policy Indebtedness. Indebtedness is the total amount of all outstanding policy loans, including principal and compounded interest due. The guaranteed maximum annualized interest charged rate is 3.90%. On a current basis, rates may change and may vary by policy year, subject to the guaranteed maximum. Policy loan interest charges may provide revenue for risk charges and profit.
If policy loan interest is not paid when due, policy Indebtedness will continue to compound at the interest rate in effect, see When Interest is Charged and Credited. If not paid when due, Nationwide will transfer an amount equal to the unpaid interest from the policy's investment options and add it to the policy loan account causing the original policy loan amount (now, "Indebtedness") to increase by the amount of the unpaid interest charged. Amounts transferred from the policy's investment options as unpaid interest charges will be transferred to the policy loan account in the same manner as a new loan.
Note: Over time, unpaid loan interest charges can cause the policy's Indebtedness to be significant. In some cases, policy Indebtedness may be significant enough to cause the policy to Lapse. In general, it is advantageous to repay Indebtedness and at a minimum, the interest charged on Indebtedness, at least annually.
Upon a full surrender, Lapse, or maturity, the amount received in the original loan request(s), plus unpaid loan interest charged is considered "received" under the Code and may result in adverse tax consequences, see Surrender, Lapse, Maturity.
When Interest is Charged and Credited
Interest charged against Indebtedness accrues daily. Interest earned on collateral also accrues daily. Nationwide will transfer interest charged on Indebtedness from the policy's investment options to the collateral account, and transfer interest credited on collateral from the policy loan account to the investment options:
•	Annually, at the end of a policy year;
•	At the time a new loan is requested;
•	When a loan repayment is made;
•	Upon the Surviving Insured’s death;
•	Upon policy Lapse; and/or
•	Upon a full surrender of the policy.
In most cases, the interest earned on collateral will be less and in some cases, significantly less, than the interest charged against the Indebtedness.

Repayment
The policy owner may repay all or part of policy Indebtedness at any time while the policy is In Force. The minimum loan repayment amount, if any, is stated in the policy. The policy owner should contact the Service Center to obtain loan pay-off amounts.
Note: Interest earned on collateral is not deducted from Indebtedness to calculate loan pay off amounts. If a loan repayment is made, the policy owner's Cash Value is credited with interest earned on collateral and the amount of the loan repayment is deducted from the policy's Indebtedness.
Nationwide will treat any payments made as Premium payments, unless the policy owner specifies that the payment should be applied against the policy's Indebtedness. It may be beneficial for the policy owner to repay Indebtedness before making additional Premium payments because Premium Load charges are deducted from Premium payments but not from loan repayments.
If the policy owner makes a loan repayment, it will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the policy owner indicates otherwise.
Repaying Indebtedness will cause the Death Benefit and net Cash Surrender Value to increase accordingly.
Example:
Assume the following:
• The policy’s Cash Value is $43,000 and it is allocated entirely to the Sub-Accounts.
• There is no existing Indebtedness.
• The policy owner has requested a $6,000 policy loan at the beginning of the first Policy Year.
*For reference, the maximum policy loan would be $38,700 = $43,000 x 90% - $0.00 (Indebtedness)
Once the $6,000 loan is approved, $6,000 is paid directly to the policy owner from Nationwide. $6,000 is transferred from the Sub-Accounts to the policy loan account. This serves as collateral for Nationwide. The policy’s Indebtedness on the day of the loan is $6,000.
• At the end of the first Policy Year, assume the only loan the policy owner requested was the $6,000 loan. Assuming the policy owner has not made any loan repayments, the Indebtedness at the end of the next occurring policy anniversary is $6,120 due to $120 of accrued loan interest during the year ($6,000 + $120 = $6,120). Should a claim for the Death Benefit Proceeds be made, the Proceeds would be reduced by the $6,120 Indebtedness.
• Assuming no loan repayments are ever made, Indebtedness continues to accrue interest. All unpaid loan interest will also be treated as new policy loans and loan interest will continue to accumulate as Indebtedness
• If the policy owner submits a loan repayment, the amount of the loan repayment will be transferred from the policy loan account and credited to the Cash Value.
• If any Indebtedness exists when the Surrender Proceeds or Death Benefit Proceeds become payable, the Proceeds will be reduced by the total Indebtedness.
Lapse
The policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the monthly policy charges, including Rider charges, see Unfavorable Sub-Account Investment Experience. A policy owner can avoid Lapsing the policy by paying the amount required by the Guaranteed Policy Continuation Provision, purchasing and meeting the requirements of the Extended Death Benefit Guarantee Rider, or by invoking the Overloan Lapse Protection Rider to prevent the policy from Lapsing due to Indebtedness. Before any Lapse, there is a Grace Period during which a policy owner can take action to prevent the Lapse. Subject to certain conditions, a policy owner may reinstate a policy that has Lapsed.

Guaranteed Policy Continuation Provision
The policy provides for a Guaranteed Policy Continuation Provision during the Initial Death Benefit Guarantee Period shown in the Policy Data Pages. During the Initial Death Benefit Guarantee Period, the policy will not Lapse if at the time a Lapse would otherwise occur, the Premium paid, reduced for any Indebtedness, partial surrenders, and/or Returned Premiums, is equal to or greater than the sum of the Monthly Initial Death Benefit Guarantee Premium in effect for each respective month since the policy was issued.
The Monthly Initial Death Benefit Guarantee Premium required is stated in the Policy Data Pages and will vary by the Insureds' sexes, Issue Ages, underwriting classes, any Substandard Ratings, the Total Specified Amount and any Riders elected.
The Monthly Initial Death Benefit Guarantee Premium can only change due to action taken by the policy owner. If a policy owner has made any changes to the policy after it is issued, including any policy loans or partial surrenders, increases or decreases to the Total Specified Amount, adding or terminating a Rider, and/or changing the death benefit option, the Monthly Initial Death Benefit Guarantee Premium may change. A change will result in reissued Policy Data Pages which will show the new Monthly Initial Death Benefit Guarantee Premium. Upon request and for no charge, Nationwide will determine whether Premium payments, minus any Indebtedness and partial surrenders, and/or Returned Premiums are sufficient to keep the Guaranteed Policy Continuation Provision in effect.
When the Initial Death Benefit Guarantee Period ends, if the Cash Surrender Value remains insufficient to cover the monthly policy charges, the policy is at risk of Lapsing and a Grace Period will begin. There is no separate additional charge for the Guaranteed Policy Continuation Provision.
Duration of the Initial Death Benefit Guarantee Period
The Initial Death Benefit Guarantee Period begins when Nationwide issues the policy. The duration of the Initial Death Benefit Guarantee Period depends on the Insured's Issue Age on the Policy Date, as reflected in the following table:
Younger Insured's Attained Age at Policy Issuance:	18-69	70 or older
Duration of Initial Death Benefit Guarantee Period:	the lesser of 20 policy years or to the Younger Insured's Attained Age 75	five policy years
Grace Period
If the Cash Surrender Value on any Policy Monthaversary is not sufficient to cover the current monthly deductions, then a Grace Period will begin. At the beginning of a Grace Period, the policy owner will receive a notice from Nationwide that will indicate the amount of Premium that must be paid to avoid Lapsing the policy. If the required Premium is not paid within 61 days, the policy and all Riders will Lapse. The amount is equal to the lesser of:
•	the amount of Premium required to pay any due and unpaid policy charges plus three times the current monthly deductions; or
•	during the Initial Death Benefit Guarantee Period, the amount of Premium that will bring the Guaranteed Policy Continuation Provision back into effect; or
•	if the Extended Death Benefit Guarantee Rider is elected and the Initial Death Benefit Guarantee Period has ended, the amount of Premium that will satisfy the Rider.
The Grace Period will not alter the operation of the policy or the payment of Proceeds.
Reinstatement
A policy owner may request reinstatement of a Lapsed policy by:
(1)	submitting, at any time within three years after the end of the Grace Period (or longer if required by state law) and before the Maturity Date, a written request to the Service Center to reinstate the policy;
(2)	providing evidence of insurability satisfactory to Nationwide;

(3)	paying sufficient Premium to keep the policy In Force for three months (or less if required by state law) from the date of reinstatement, or, if the policy is in the Initial Death Benefit Guarantee Period, paying the lesser of (a) and (b) where:
(a)	is the amount of Premium sufficient to keep the policy In Force for three months from the date of reinstatement; and
(b)	is the amount of Premium sufficient to bring the Guaranteed Policy Continuation Provision into effect;
(4)	paying sufficient Premium to cover all policy charges that were due and unpaid during the Grace Period; and
(5)	repaying or reinstating any Indebtedness that existed at the end of the Grace Period.
The policy owner may also reinstate coverage under certain Riders subject to satisfactory evidence of insurability.
If Nationwide approves the application for reinstatement and receives the required Premium, the effective date of a reinstated policy, including any reinstated Riders, will be the coinciding or next Policy Monthaversary following the date Nationwide approves the application for reinstatement.
If the policy is reinstated, the Cash Value on the date of reinstatement will be set equal to the lesser of the surrender charge corresponding to the policy year in which the policy is reinstated or the Cash Value at the end of the most recent Grace Period. Nationwide will add any Premiums or loan repayments that were made to reinstate the policy to the Cash Value.
The Sub-Account allocations that were in effect at the start of the Grace Period will be reinstated, unless the policy owner indicates otherwise.
Surrenders
Full Surrender
The policy may be surrendered for the Cash Surrender Value at any time while it is In Force. A surrender will be effective as of the date Nationwide receives the policy owner’s written surrender request in good order at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms. Any applicable surrender charges will be deducted from the policy’s Cash Value, see Surrender Charge. See Payment of Policy Proceeds for additional information.
Policy Restoration after a Full Surrender
Prior to both Insureds' death, Nationwide will permit restoration of a surrendered policy pursuant to established procedures to meet the requirements of state insurance law regarding the replacement of life insurance (i.e., use of the Proceeds from a surrendered policy to purchase a new policy). Restored policies will be treated as if they were never surrendered for all purposes, including Investment Experience, interest, and deduction of charges, see Policy Restoration Procedure in the Statement of Additional Information.
Partial Surrender
A policy owner may request a partial surrender of the policy's Cash Surrender Value at any time after the first policy year. A partial surrender will be effective as of the date Nationwide receives the policy owner's written request at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms. Notwithstanding anything to the contrary set forth in this prospectus, Nationwide may accept requests submitted via telephone, subject to dollar amount limitations and payment and other restrictions to prevent fraud. Nationwide reserves the right to discontinue acceptance of telephonic requests at any time upon written notice. Contact the Service Center for current limitations and restrictions, see Contacting the Service Center. A Partial Surrender Fee may be applied to each partial surrender that equals the lesser of $25 or 2% of the amount surrendered. Currently, Nationwide waives the partial surrender fee, see Partial Surrender Fee. See Payment of Policy Proceeds for additional information.
Nationwide reserves the right to limit the number of partial surrenders to one per policy year. The minimum amount of any partial surrender request is $200. In policy years 2-10, the maximum amount of a partial surrender in any given policy year is 10% of the Cash Surrender Value as of the beginning of the policy year. In policy years 11+, the maximum amount of a partial surrender is equal to the Cash Surrender Value less the greater of $500 or three times the most recent monthly deductions. Monthly deductions are calculated for each month, beginning on the Policy Date, as follows:

(1)	Mortality and Expense Risk Charge; plus
(2)	Administrative Per Policy Charge; plus
(3)	the monthly cost of any additional benefits provided by any Riders; plus
(4)	the Base Policy Specified Amount Cost of Insurance.
A partial surrender cannot cause the Total Specified Amount to be reduced below the Minimum Total Specified Amount indicated on the Policy Data Page, and after any partial surrender, the policy must continue to qualify as life insurance under Section 7702 of the Code. Partial surrenders may be subject to income tax penalties. They could also cause the policy to become a "modified endowment contract" under the Code, which could change the income tax treatment of any distribution from the policy, see Taxes.
If a policy owner takes a partial surrender, Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts equal to the amount of the partial surrender. If there is insufficient value in the Sub-Accounts, Nationwide will surrender amounts from the Fixed Account.
Reduction of the Base Policy Specified Amount due to a Partial Surrender
When a partial surrender is taken, the Base Policy Specified Amount will be reduced by the amount necessary to prevent an increase in the Net Amount At Risk. The Base Policy Specified Amount reduction will not exceed the partial surrender amount. The policy's charges going forward will be based on the new Base Policy Specified Amount.
Any reduction of the Base Policy Specified Amount will be made in the following order: against the most recent increase in the Base Policy Specified Amount, then against the next most recent increases in the Base Policy Specified Amount in succession, and finally, against the initial Base Policy Specified Amount.
The Death Benefit
Standard Death Benefit Options
Policy owners have a choice of one of two available death benefit options under the policy. If a death benefit option is not selected, Nationwide will issue the policy with Death Benefit Option 1. Not all death benefit options are available in all states.
Note: The Death Benefit will be the greater of the amount produced by the death benefit option in effect on the date of the Surviving Insured’s death or the Minimum Required Death Benefit, see The Minimum Required Death Benefit .
Death Benefit Option 1: The Death Benefit will be the Total Specified Amount as of the Surviving Insured’s date of death.
Death Benefit Option 2: The Death Benefit will be the Total Specified Amount plus the Cash Value as of the Surviving Insured’s date of death.
Calculation of the Death Benefit
The Death Benefit will be calculated when Nationwide has received (at the Service Center) all information required to process the claim for Death Benefit Proceeds, including, but not limited to, proof that both Insureds have died and any other information Nationwide may reasonably require. The Death Benefit may be subject to an adjustment if an error or misstatement was made upon application, or if either Insured dies by suicide.
While the policy is In Force, the Death Benefit will never be less than the Base Policy Specified Amount. The Death Benefit will depend on the death benefit option elected, certain Riders, and the tax test elected as discussed in greater detail below. The Death Benefit may vary with the Cash Value of the policy, which is affected by Investment Experience, Indebtedness, and any due and unpaid monthly deductions that accrued during a Grace Period.
The Minimum Required Death Benefit
The policy has a Minimum Required Death Benefit. The Minimum Required Death Benefit is the lowest Death Benefit that will qualify the policy as life insurance under Section 7702 of the Code.

The tax tests for life insurance generally require that the policy have a significant element of life insurance and not be primarily an investment vehicle. At the time the policy is issued, the policy owner irrevocably elects one of the following tests to qualify the policy as life insurance under Section 7702 of the Code:
•	the cash value accumulation test; or
•	the guideline premium/cash value corridor test.
If a specific test is not elected, Nationwide will issue the policy with the guideline premium/cash value corridor test. If the cash value accumulation test is elected, the Overloan Lapse Protection Rider is not available.
Cash Value Accumulation Test
The cash value accumulation test determines the Minimum Required Death Benefit by multiplying the Cash Value by a percentage calculated as described in the Code. The percentages depend upon the Insureds' ages, sexes, and underwriting classes. Under the cash value accumulation test, there is no limit to the amount that may be paid in Premiums as long as there is sufficient Death Benefit in relation to the Cash Value at all times.
Guideline Premium/Cash Value Corridor Test
The guideline premium/cash value corridor test determines the Minimum Required Death Benefit by comparing the Death Benefit to an applicable percentage of the Cash Value. These percentages are set out in the Code, but the percentage varies only by the Attained Age of the younger Insured.
In deciding which test to elect for the policy, consider the following:
•	The cash value accumulation test generally allows flexibility to pay more Premium, subject to Nationwide's approval of any increase in the policy's Net Amount At Risk that would result from higher Premium payments. Premium payments under the guideline premium/cash value corridor test are limited by Section 7702 of the Code.
•	Generally, the guideline premium/cash value corridor test produces a higher Death Benefit in the early years of the policy while the cash value accumulation test produces a higher Death Benefit in the policy's later years.
•	Monthly cost of insurance charges that vary with the amount of the Death Benefit may be greater during the years when the elected test produces a higher Death Benefit.
Regardless of which test is elected, Nationwide will monitor compliance to ensure that the policy meets the statutory definition of life insurance under the Code. As a result, the Proceeds payable under a policy should be excludable from gross income of the beneficiary for federal income tax purposes. Nationwide may refuse additional Premium payments or return Premium payments so that the policy continues to meet the Code's definition of life insurance. Consult a qualified tax advisor on all tax matters involving the policy.
Changes in the Death Benefit Option
After the first policy year, a policy owner may elect to change the death benefit option from either Death Benefit Option 1 to Death Benefit Option 2, or from Death Benefit Option 2 to Death Benefit Option 1. Nationwide will permit only one change of death benefit option per policy year. The effective date of a change will be the monthly anniversary of the Policy Date following the date Nationwide approves the change.
For any change in the death benefit option to become effective, the Cash Surrender Value after the change must be sufficient to keep the policy In Force for at least three months.
Upon effecting a death benefit option change, the Total Specified Amount may be changed (either increased or decreased) so that the Net Amount At Risk remains the same before and after the change on the date of the change. Because the policy's Net Amount At Risk remains the same before and after the change, changing the death benefit option and preserving the Net Amount At Risk by itself does not alter the policy charges. The policy charges going forward will be based on the adjusted Total Specified Amount. Depending on changes in factors such as fluctuations in the policy's Cash Value, these charges may increase or decrease after the death benefit option change.
The policy owner should request an illustration demonstrating the impact of a change in the policy's death benefit option.
Nationwide will refuse a death benefit option change that would reduce the Total Specified Amount to a level where the Premium already paid would exceed any premium limitations under the Code.
Where the policy owner has selected the guideline premium/cash value corridor test, a change in death benefit option will not be permitted if it results in the total Premium paid exceeding any premium limitations under Section 7702 of the Code.

Incontestability
Nationwide will not contest payment of the Death Benefit based on the initial Total Specified Amount after the policy has been In Force during the Insureds’ lifetimes for two years from the Policy Date, and, in some states, within two years from a reinstatement date. For any change in Total Specified Amount requiring evidence of insurability, Nationwide will not contest payment of the Death Benefit based on such increase after it has been In Force during the Insureds’ lifetimes for two years from its effective date, and, in some states, within two years from a subsequent reinstatement date. The incontestability period in some states may be less than two years.
Suicide
If either Insured dies by suicide within two years from the Policy Date, and, in some states, within two years of a reinstatement date, Nationwide will pay no more than the sum of the Premiums paid, less any Indebtedness, and less any partial surrenders. Similarly, if either Insured dies by suicide within two years from the date an application for an increase in the Total Specified Amount as accepted by Nationwide, and, in some states, within two years from a subsequent reinstatement date, Nationwide will pay no more than the Death Benefit Proceeds associated with insurance that has been In Force for at least two years from the Policy Date, plus the Cost of Insurance Charges associated with any increase in Total Specified Amount that has been In Force for a shorter period. The suicide period in some states may be less than two years.
Policy Maturity
If the policy is In Force on the Maturity Date, coverage will automatically be extended (unless otherwise elected by the policy owner) until the Surviving Insured’s date of death at which time Proceeds will be paid to the beneficiary, see Extending Coverage Beyond the Maturity Date.
If the policy owner elects not to extend coverage beyond the Maturity Date, Nationwide will pay the Proceeds generally within seven days after the written request for payment is received at the Service Center. Nationwide may postpone payment of the Proceeds on the days that it is unable to price Accumulation Units, see Valuation of Accumulation Units. The Proceeds will equal the policy's Cash Value minus any Indebtedness. The policy is terminated once the Proceeds are paid.
The primary purpose of extending coverage beyond the Maturity Date is to continue the life insurance coverage, and avoid current income taxes on any earnings in excess of the policy cost basis if the maturity Proceeds are taken, see Surrender, Lapse, Maturity.
Assuming no Indebtedness exists on the Maturity Date and that no partial surrenders or loans are taken after the Maturity Date, the Proceeds after the Maturity Date will equal or exceed the Proceeds on the Maturity Date. However, because the loan interest rate charged may be greater than loan interest credited, if Indebtedness on or after the Maturity Date exists, Proceeds after the Maturity Date may be less than the Proceeds on the Maturity Date.
Extending Coverage Beyond the Maturity Date
The termination of some policy and/or Rider benefits will coincide with extension of coverage beyond the Maturity Date. If coverage is extended beyond the Maturity Date:
(1)	the policy's Total Specified Amount will be equal to the Base Policy Specified Amount on the date that the younger Insured reached or would have reached Attained Age 120, subject to any adjustment for partial surrenders, and reduced for any subsequent Base Policy Specified Amount decreases;
(2)	no changes to the Base Policy Specified Amount and/or the Total Specified Amount will be permitted;
(3)	no changes to the death benefit option will be permitted;
(4)	100% of the policy's Cash Value will be transferred to the Fixed Account;
(5)	if the Additional Term Insurance Rider is in effect, the extension of coverage will not apply to the Rider Specified Amount;
(6)	no additional Premium payments will be permitted;
(7)	no additional monthly periodic charges will be deducted;
(8)	loan interest will continue to be charged on Indebtedness; and

(9)	the policy owner can request partial surrenders.
Notwithstanding the above, if the Overloan Lapse Protection Rider was invoked, the Proceeds may be reduced, see Overloan Lapse Protection Rider.
Coverage beyond the Maturity Date will not be extended when the policy would fail the definition of life insurance under the Code.
Payment of Policy Proceeds
Normally, Nationwide will make a lump sum payment of the Proceeds within seven days after the written request for payment is received at the Service Center. However, Nationwide may postpone payment of the Proceeds from:
•	the general account options for up to six months;
•	on the days that it is unable to price Sub-Account Accumulation Units, see Valuation of Accumulation Units; and/or
•	as permitted or required by federal securities laws and rules and regulations of the SEC.
Death Benefit Proceeds are paid from Nationwide’s general account. For payout options other than lump sum, Nationwide will issue a settlement contract in exchange for the policy, see Policy Settlement Options.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare life insurance policies to be abandoned after a period of inactivity of three to five years from the policy Maturity Date or the date Nationwide becomes informed that a Death Benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the Death Benefit, or the beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the Death Benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the policy owner last resided, as shown on Nationwide's books and records, or to Ohio, Nationwide's state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Policy Settlement Options
Proceeds (Death Benefit, maturity Proceeds, or Cash Surrender Value) may be paid out in a lump sum, or in another form that is elected at application.
At any time before the Proceeds become payable, a policy owner may request to change the payout option by writing to the Service Center.
If more than one payout option is elected, at least $2,000 must be apportioned to each option and each payment (made at the specified interval) must be at least $20. The settlement options below are based on predetermined fixed payments.
If the policy owner does not make an election as to the form of the Proceeds, upon the Surviving Insured’s death, the beneficiary may make the election. Changing the beneficiary of the policy will revoke the payout option(s) in effect at that time. Proceeds are neither assignable nor subject to claims of creditors or legal process. If the beneficiary does not make an election, Nationwide will pay the Proceeds in a lump sum.
Note that for the remainder of Payment of Policy Proceeds provision, "payee" means the person(s) entitled to the Proceeds.
Life Income with Payments Guaranteed Option
If the Life Income with Payments Guaranteed Option is elected, Nationwide will retain the Proceeds and make payments to the payee at specified intervals for a guaranteed period (10, 15, or 20 years) and, if the payee is still living at the end of the guaranteed period, the payments will continue for the rest of the payee’s life. During the guaranteed period,

Nationwide will pay interest on the remaining Proceeds at a rate of at least 2.5% per annum, compounded annually. Nationwide will determine annually if any interest in excess of 2.5% will be paid. The Proceeds can be paid at the beginning of 12-, six, three, or one month intervals.
Once payments begin under this option, withdrawals are not permitted. If a payee dies before the guaranteed period has elapsed, Nationwide will make the remaining payments to the payee’s estate. If the payee dies after the guaranteed period has elapsed, no further payments will be made.
Joint and Survivor Life Option
If the Joint and Survivor Life Option was elected, Nationwide will retain the Proceeds and make equal payments to the payees at specified intervals for the life of the last surviving payee. The Proceeds can be paid at the beginning of 12-, six, three, or one month intervals.
Once payments begin under this option, withdrawals are not permitted. Payments will cease upon the death of the last surviving payee. Nationwide will make no payments to the last surviving payee's estate. It is possible that only one payment will be made under this option if both payees die prior to the first payment.
Life Income Option
If the Life Income Option is elected, Nationwide will use the Proceeds to purchase an annuity with the payee as annuitant. The amount payable will be based on current individual immediate annuity purchase rates in effect on the date the immediate annuity is elected. The Proceeds will be paid 30 days after this option is elected and future payments can be paid at the end of 12, 6, 3, or 1 month intervals.
Once payments begin under this option, withdrawals are not permitted. Payments will cease upon the payee’s death. Nationwide will make no payments to the payee’s estate. It is possible that only one payment will be made under this option if the payee dies prior to the first payment.
Some or all of the payout options listed may not be available in all states. Forms of payout other than the three listed above may be requested, but are subject to Nationwide’s approval. Requests for other forms of payout must be based on fixed payments; no variable payment options are permitted. The amount of payments and duration of any other payout options will be determined by Nationwide.
Payments to Minors
Nationwide will not make payments directly to minors. Contact a legal advisor for options to facilitate payment of Policy Proceeds intended for a minor’s benefit.
Taxes
The tax treatment of life insurance policies under the Internal Revenue Code ("Code") is complex and will depend on the policy owner's particular circumstances. The policy owner should seek competent tax advice regarding the tax treatment of the policy given their situation. The following discussion provides a general overview of the Code's provisions relating to certain common life insurance policy transactions. It does not cover state, local, or other taxes. Some of the items discussed below may not be applicable to the life insurance policy described herein. It is not and cannot be comprehensive, and it cannot replace personalized advice provided by a competent tax professional.
Types of Taxes
Federal Income Tax
Generally, the United States assesses a tax on income, which is broadly defined to include all items of income from whatever source, unless specifically excluded. Certain expenditures can reduce income for tax purposes and correspondingly the amount of tax payable. These expenditures are called deductions. While there are many more income tax concepts under the Code, the concepts of "income" and "deduction" are the most fundamental to the federal income tax treatment that pertains to this policy.
Federal Transfer Tax
In addition to the income tax, the United States also assesses a tax on some or all of the value of certain transfers of property made by gift while a person is living (the federal gift tax), and by bequest or otherwise at the time of a person's death (the federal estate tax).

The federal gift tax is imposed on the value of the property (including cash) transferred by gift. Each donor is allowed to exclude an amount per recipient from the value of present interest gifts. An unlimited marital deduction may be available for certain lifetime gifts made by the donor to the donor's spouse as well as for certain amounts that pass to the decedent’s surviving spouse.
The Tax Cuts and Jobs Act (the "Act") of 2017, doubled the basic estate and gift tax exclusion amount from $5 million to $10 million for estates of persons dying and gifts occurring after December 31, 2017. The exclusion amount is adjusted annually for inflation.
If the transfer is made to someone two or more generations younger than the transferor, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"). The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes. The GSTT is imposed at a flat rate equal to the maximum estate tax rate subject to any applicable exemptions.
Buying the Policy
Federal Income Tax
Generally, the Code treats life insurance premiums as a nondeductible expense for income tax purposes.
Federal Transfer Tax
Generally, the Code treats the payment of premiums on a life insurance policy as a gift when the premium payment benefits someone else (such as when premium payments are paid by someone other than the policy owner). Gifts are not generally included in the recipient’s taxable income. If the policy owner (whether or not they are the insured) transfers ownership of the policy to another person, the transfer may be subject to a federal gift, estate, and income tax.
Investment Gain in the Policy
The income tax treatment of increases in the policy's cash value depends on whether the policy is "life insurance" under the Code. If the policy meets the statutory definition of life insurance, then the increase in the policy's cash value is not included in the policy owner's taxable income for federal income tax purposes unless it is distributed to the policy owner before the death of the insured.
To qualify as life insurance, the policy must meet certain tests set out in Section 7702 of the Code. Nationwide believes the policy meets the statutory requirements of Code Section 7702 and will monitor the policy’s compliance with Section 7702, and take whatever steps are necessary to stay in compliance.
Diversification and Investor Control
In addition to meeting the tests required under Section 7702, Section 817(h) of the Code requires that the investments of the separate account be adequately diversified. Regulations under Code Section 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS. If the failure to diversify is not corrected, the income and gain in the policy would be currently taxed as ordinary income for federal income tax purposes.
Nationwide will also monitor compliance with Code Section 817(h) and the regulations applicable to Section 817(h) and, to the extent necessary, take appropriate action to remain in compliance.
For a variable life policy to receive favorable tax treatment, the life insurance company must be considered the owner of the separate account assets supporting the investment options within the policy. If the policy owner is considered to exercise investment control over the separate account assets, the policy owner will be treated as the owner of those assets and not the insurance company. As a result, the increase in the cash value attributed to the separate account assets will be taxed currently to the policyholder as ordinary income. The IRS has issued guidance that the number of underlying investment options available or the number of transfer opportunities available under a variable insurance product may be relevant in determining whether the variable policyowner will be considered the owner of the separate account assets. Revenue Ruling 2003-91 provided that if the number of underlying investment options available in a variable insurance product does not exceed 20, the number of underlying investment options alone would not cause the policy to not qualify for favorable tax treatment. The IRS has also indicated that exceeding 20 underlying investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the policy, when determining whether the policy qualifies for favorable tax treatment. Should the Treasury Secretary issue additional rules or regulations that would limit the number of underlying investment options, the transfers between underlying investment options, the exchanges of underlying investment options or the manner in which you can direct the investments in an investment option such that the policy would no longer qualify as life insurance under Section 7702 of the Code, then Nationwide will take whatever steps are available to remain in compliance.
Based on the above, we believe that the policy qualifies as life insurance for federal income tax purposes.
Periodic Withdrawals, Non-Periodic Withdrawals and Loans
The tax treatment described in this section applies to withdrawals and loans, premiums Nationwide accepts but then returns in order to meet the Code's definition of life insurance, and amounts used to pay the premium on any rider to the policy.
The income tax treatment of cash distributions and loans from the policy depends on whether the policy is also a "modified endowment contract" under the Code. Generally, the income tax consequences of owning a life insurance policy that is not a modified endowment contract are more advantageous than the tax consequences of owning a life insurance policy that is a modified endowment contract.
Depending on the policy owner’s circumstances, the use of the cash value of the policy to pay for the cost of any rider to the base life policy, could be treated as a distribution, and would be subject to the rules described below. Policy owners should seek competent tax advice regarding the tax treatment of the addition of any rider to the policy taking into account the policy owner’s individual facts and circumstances.
A Life Insurance Policy that is a Modified Endowment Contract
The policies offered by this prospectus may or may not be issued as modified endowment contracts. If a policy is issued as a modified endowment contract, it will always be a modified endowment contract. A policy that is not issued as a modified endowment contract can become a modified endowment contract due to subsequent transactions with respect to the policy, such as payment of additional premiums.
Section 7702A of the Code defines a modified endowment contract as a life insurance policy where the total premiums paid at any time during the first 7 contract years exceeds the seven pay premium, which is the sum of the level annual premiums that would have been paid at that time if the policy provided for paid up benefits after the payment of 7 level annual premiums. Under certain conditions, a policy may become a modified endowment contract, or may become subject to a new 7-year testing period or may be subject to retesting because of a "material change" or a "reduction in benefits" as defined by Section 7702A(c) of the Code.
The Code provides special rules for the taxation of partial surrenders, loans, collateral assignments, and other pre-death distributions from modified endowment contracts. Under these special rules, such transactions are treated first as a distribution of gain to the extent that the cash value of the policy exceeds the 'investment in the contract' (generally, the net Premiums paid for the policy). In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless an exception to the 10% penalty applies.
All modified endowment contracts issued to the same owner by the same company during a single calendar year are required to be aggregated and treated as a single policy for purposes of determining the amount that is includible in income when a distribution occurs.
A Life Insurance Policy that is NOT a Modified Endowment Contract
If the policy is not issued as a modified endowment contract, Nationwide will monitor the policy and advise the policy owner if the payment of a premium, or other transaction, may cause the policy to become a modified endowment contract. It is only with the policy owner's written authorization that Nationwide will permit the policy to become a modified endowment contract. Otherwise, Nationwide will reject the requested action or refund any premium paid that exceeds the modified endowment limits.
Distributions from a life insurance policy that is not a modified endowment contract is generally treated as being first a return of nontaxable premiums paid or investment in the contract, and then taxable income after full recovery of the investment in the contract. Distributions not in excess of investment in the contract will reduce the owner's investment in the contract.
However, in certain circumstances a distribution from a policy that is not a modified endowment contract may not be treated as being first a return of non-taxable investment in the contract as previously described. If during the first 15 years after a policy is issued, a cash distribution is made because of or in anticipation of a reduction in the face amount of the death benefit, then the cash distribution may be fully or partially taxable to the policy owner. The policy owner should consult a competent tax advisor to carefully consider this potential tax consequence and seek further information before requesting any changes in the terms of the policy.
In general, interest paid on a policy loan will not be deductible. In addition, unlike a modified endowment contract, a loan from a life insurance policy that is not a modified endowment contract is not taxable when made, although it can be treated as a distribution if it is forgiven during the owner's lifetime. Distributions from policies that are not modified endowment contracts are not subject to the 10% early distribution penalty tax.
Surrender, Lapse, Maturity
A full surrender, cancellation of the policy by lapse, or the maturity of the policy on its maturity date may have adverse income tax consequences. If the amount received (or is deemed received upon maturity) plus total policy indebtedness exceeds the investment in the contract, then the excess generally will be treated as taxable ordinary income, regardless of whether the policy is a modified endowment contract. In certain circumstances, for example when the policy indebtedness is very large, the amount of tax could exceed the amount distributed to the policy owner at surrender.
The purpose of the maturity date extension feature is to permit the policy to continue to be treated as life insurance for tax purposes. Although Nationwide believes that the extension provision will cause the policy to continue to be treated as life insurance after the initially scheduled maturity date, that result is not certain due to a lack of specificity in the guidance on the issue. The policy owner should consult with a qualified tax advisor regarding the possible adverse tax consequences that could result from an extension of the scheduled maturity date.
Additional Medicare Tax
Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (other individuals). The threshold for an estate or trust is $7,500.
Modified adjusted gross income is equal to adjusted gross income with several modifications; the policy owner should consult with a tax advisor regarding how to determine the policy owner’s modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities; and may include taxable gains from the sale or surrender of a life insurance policy.
Sale of a Life Insurance Policy
If a life insurance policy is transferred or sold, it may be taxable to the extent of the gain in the policy and, all or a portion of the gain will be treated as ordinary income. For purposes of calculating gain on the sale of a life insurance policy, the owner’s investment in the contract is not reduced for previously imposed cost of insurance (COI) charges.
Under the transfer for value rule, the sale of the policy may result in a portion of the death benefit proceeds being taxable income when paid to the beneficiary. However, exceptions to the transfer for value rule will preclude taxation of the death benefit proceeds if the transfer is to the insured under the policy, a partner of the insured, a partnership of which the insured is a partner, or to a corporation in which the insured is a shareholder or officer.
However, the exceptions to the transfer for value rule noted above are not available if the life insurance policy was transferred in a reportable policy sale. Therefore, in a reportable policy sale some portion of the death benefit proceeds will taxable.
Special tax reporting requirements apply to the sale of a life insurance policy in a reportable policy sale or the transfer of a life insurance policy to a foreign person. Under these reporting requirements the buyer of a life insurance policy in a reportable policy sale must report the amount of the sales proceeds to the IRS and to the insurance company that issued the policy. Upon receipt of 1) notice of sale from the buyer or 2) any notice of a transfer of a life insurance policy to a foreign person, the insurance company is then required to report information related to the life insurance policy to the IRS. A policy owner contemplating the transfer or sale of the policy should consult a qualified tax advisor.

Exchanging the Policy for Another Life Insurance Policy
Generally, policy owners will be taxed on amounts received in excess of the investment in the contract when the policy is surrendered in full. However, if the policy is exchanged for another life insurance policy, endowment contract, or annuity contract, the policy owner will not be taxed on the excess amount if the exchange meets the requirements of Code Section 1035. To satisfy Section 1035, the insured named in the policy must be the insured under the new policy.
If the policy or contract is subject to a policy indebtedness that is discharged as part of the exchange transaction, the discharge of the indebtedness may be taxable. Policy owners should consult with their personal tax or legal advisors in structuring any policy exchange transaction.
Federal Income Taxation of Death Benefits
Death of Insured
Under Section 101 of the Code, the death benefit is generally excludable from the beneficiary’s gross income by reason of the insured’s death. However, if the policy had been transferred to a new policy owner for valuable consideration (e.g., through a sale of the policy), a portion of the death benefit may be includible in the beneficiary’s gross income when it is paid (see, Sale of a Life Insurance Policy).
The payout option selected by the policy's beneficiary may affect how the payments received by the beneficiary are taxed. Under the various payout options, the amount payable to the beneficiary may include earnings on the death benefit, which will be taxable as ordinary income. For example, if the beneficiary elects to receive interest only, then the entire amount of the interest payment will be taxable to the beneficiary; if a periodic payment (whether for a fixed period or for life) is selected, then a portion of each payment will be taxable interest income, and a portion will be treated as the nontaxable payment of the death benefit. The policy's beneficiaries should consult with their tax advisors to determine the tax consequences of electing a payout option, based on their individual circumstances.
Accelerated Death Benefits
The death benefit under a life insurance policy may be distributed at a time earlier than the death of the insured, and all or a portion of the distribution may still be excludable from gross income under the Code.
Terminal Illness
The death benefit under a life insurance policy may be distributed when the insured is considered a "terminally ill individual" as that term is defined under Section 101 of the Code. In this situation the distribution is treated as paid by reason of death of the insured and will generally be excluded from gross income under Section 101 of the Code.
Federal Transfer (Estate, Gift and Generation Skipping Transfer) Taxes
When the insured dies, the death benefit will generally be included in the insured's federal gross estate if: (1) the proceeds were payable to or for the benefit of the insured's estate; or (2) the insured held any "incident of ownership" in the policy at death or at any time within three years of death. An incident of ownership, in general, is any right in the policy that may be exercised by the policy owner, such as the right to borrow on the policy or the right to name a new beneficiary.
If the beneficiary is two or more generations younger than the insured, the death benefit may be subject to the GSTT. Pursuant to regulations issued by the Treasury, Nationwide may be required to withhold a portion of the proceeds and pay them directly to the IRS as the GSTT payment.
If the policy owner is not the insured or a beneficiary, then payment of the death benefit to the beneficiary will be treated as a gift to the beneficiary from the policy owner.
Special Considerations for Corporations
Special federal income tax considerations for life insurance policies owned by employers
Sections 101(j) and 6039I of the Code provide special rules regarding the tax treatment of death benefits that are payable under life insurance policies owned by the employer of the insured. These provisions are generally effective for life insurance policies issued after August 17, 2006. If a life insurance policy was originally issued on or before August 17, 2006, but materially modified after that date, it will be treated as having been issued after that date for purposes of

Section 101(j). Policies issued after August 17, 2006 in a Section 1035 exchange for a contract issued before that date are generally excluded from the operation of these provisions, provided that the policy received in the exchange does not have a material increase in death benefit or other material change with respect to the old policy.
Section 101(j) provides the general rule that, with respect to an employer-owned life insurance policy, the amount of death benefit payable to the employer that may be excluded from income cannot exceed the sum of premiums paid and other payments made by the policy owner for the policy. Consequently, under this general rule, some portion of the death benefit will be taxable.
The general rule of taxability will not apply if the statutory notice and consent requirements are satisfied before the policy is issued and one of the following apply:
1.	The insured was an employee at any time during the 12-month period before the insured’s death.
2.	At the time that the policy is issued, the insured is either a director, a "highly compensated employee" (as defined in the Code), or a "highly compensated individual" (as defined in the Code).
3.	The death benefit is paid to a family member of the insured (as defined under the Code), an individual who is a designated beneficiary (other than the employee) of the insured, a trust established for either the family member’s or beneficiary’s benefit, or the insured’s estate, or
4.	The death benefit is used to buy an equity interest in the employer from the family member of the insured, beneficiary, trust or estate.
Code Section 6039I requires any policy owner of an employer-owned policy to file an annual return showing (a) the number of employees of the policy owner, (b) the number of such employees insured under employer-owned policies at the end of the year, (c) the total amount of insurance in force with respect to those policies at the end of the year, (d) the name, address, taxpayer identification number and type of business of the policy owner, and (e) that the policy owner has a valid consent for each insured (or, if all consents are not obtained, the number of insured employees for whom such consent was not obtained). Proper recordkeeping is also required by this section.
It is the employer’s responsibility to (a) provide the proper notice to each insured, (b) obtain the proper consent from each insured, (c) inform each insured in writing that the employer-owner will be the beneficiary of any proceeds payable upon the death of the insured, and (d) file the annual return required by Section 6039I. If the employer-owner fails to provide the necessary notice and information, or fails to obtain the necessary consent, the death benefit will be taxable when received. If the employer-owner fails to file a properly completed return under Section 6039I, a penalty may apply.
Due to the complexity of these rules, and because they are affected by the policy owner’s facts and circumstances, the policy owner should consult with legal and tax counsel and other competent advisors regarding these matters.
Limitation on interest and other business deductions
Section 264 of the Code imposes a number of limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies. In addition, the premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.
Federal appellate and trial courts have examined the economic substance of transactions involving life insurance policies owned by corporations. These cases involved relatively large loans against the policy's cash value as well as tax deductions for the interest paid on the policy loans by the corporate policy owner to the insurance company. Under the particular factual circumstances in these cases, the courts determined that the corporate policy owners should not have taken tax deductions for the interest paid. Accordingly, the court determined that the corporations should have paid taxes on the amounts deducted. Corporations should consider, in consultation with tax advisors familiar with these matters, the impact of these decisions on the corporation's intended use of the policy.
Due to the complexity of these rules, and because they are affected by the policy owner's facts and circumstances, the policy owner should consult with legal and tax counsel and other competent advisors regarding these matters.
Business Uses of the Policy
The life insurance policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans, and others. The tax consequences of these plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the policy owner is contemplating using the policy in any arrangement the value of which depends in part on its tax consequences, the policy owner should be sure to consult a tax advisor as to tax attributes of the arrangement.
Non-Resident Aliens and Other Persons Who are Not Citizens of the United States
Special income tax laws and rules apply to non-resident aliens of the United States including certain withholding requirements with respect to pre-death distributions from the policy. In addition, foreign law may impose additional taxes on the policy, the death benefit, or other distributions and/or ownership of the policy.
In addition, special gift, estate and GSTT laws and rules may apply to non-resident aliens, and to transfers to persons who are not citizens of the United States, including limitations on the marital deduction if the surviving or donee spouse is not a citizen of the United States.
If the policy owner is a non-resident alien, or a resident alien, or if any of the policy's beneficiaries (including the policy owner's spouse) are not citizens of the United States, the policy owner should confer with a competent tax advisor with respect to the tax treatment of this policy.
If the policy owner, the insured, the beneficiary, or other person receiving any benefit or interest in or from the policy, are not both a resident and citizen of the United States, there may be a tax imposed by a foreign country that is in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, treaties with the United States, and case law) may change and impose additional or increased taxes on the policy, payment of the death benefit, or other distributions and/or ownership of the policy.
FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a policy to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the policy or of the distribution. Nationwide may require you to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Withholding and Tax Reporting
Distribution of taxable income from a life insurance policy, including a life insurance policy that is a modified endowment contract, is subject to federal income tax withholding. Generally, the recipient may elect not to have the withholding taken from the distribution. Nationwide will withhold income tax unless the policy owner advises Nationwide, in writing, of their request not to withhold. If the policy owner requests that taxes not be withheld, or if the taxes withheld are insufficient, the policy owner may be liable for payment of an estimated tax.
A policy owner is not permitted to waive withholding if the payee does not provide Nationwide with a taxpayer identification number; or if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect. In that instance, a distribution will be subject to withholding rates established by Section 3405 of the Code and will be applied against the amount of income that is distributed.
However, interest earned on a death benefit may be subject to mandatory back-up withholding. Mandatory backup withholding means that Nationwide is required to withhold taxes on income earned at the rate established by Section 3406 of the Code. Mandatory backup withholding may arise if Nationwide has not been provided a taxpayer identification number, or if the IRS notifies Nationwide that back-up withholding is required.
In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:
•	the value each year of the life insurance protection provided;
•	an amount equal to any employer-paid Premiums;
•	some or all of the amount by which the current value exceeds the employer's interest in the policy; and/or
•	interest that is deemed to have been forgiven on a loan that Nationwide deems to have been made by the employer.
Participants in an employer-sponsored plan relating to this policy should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal advisor to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

Taxes and the Value of the Policy
For federal income tax purposes, a separate account is not a separate entity from the company. Thus, the tax status of the separate account is not distinct from our status as a life insurance company. Investment income and realized capital gains on the assets of the separate account are reinvested and taken into account in determining the value of accumulation units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.
At present, Nationwide does not expect to incur any federal income tax liability that would be chargeable to the accumulation units. Based upon these expectations, no charge is being made against the policy's accumulation units for federal income taxes. If, however, Nationwide determines that taxes may be incurred, Nationwide reserves the right to assess a charge for these taxes.
Nationwide may also incur state and local taxes (in addition to those described in the discussion of the premium taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made that would decrease the value of the policy's accumulation units.
Tax Changes
The foregoing is a general discussion of various tax matters pertaining to life insurance policies. It is based on our understanding of federal tax laws as currently interpreted by the IRS, is general and is not intended as tax advice. The policy owner should consult their independent legal, tax and/or financial professional.
The Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of life insurance policies. There is no way to know whether the federal tax treatment of life insurance policies will continue. Future legislation, regulation, or interpretation may adversely impact the federal tax treatment of life insurance policies. In addition, current state law (which is not discussed herein) and future amendments to state law may affect the tax consequences of the policy. The policy owner should consult their independent legal, tax and/or financial professional.
Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. Nationwide makes no representation as to the likelihood of the continuation of these current laws, interpretations, and policies.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company")) was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency, and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state securities divisions. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Financial Statements
Financial statements for the Variable Account and financial statements and schedules of Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center, or can be found online at https://nationwide.onlineprospectus.net/NW/C000074531NW/index.php?ctype=product_sai.

Appendix A: Underlying Mutual Funds Available Under the Policy
The following is a list of underlying mutual funds available under the policy. More information about the underlying mutual funds is available in the prospectuses for the underlying mutual funds, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/C000074531NW/index.php. This information can also be obtained at no cost by calling 1-800-848-6331 or by sending an email request to FLSS@nationwide.com. Depending on the optional benefits chosen, access to certain underlying mutual funds may be limited.
The current expenses and performance information below reflects fees and expenses of the underlying mutual funds, but do not reflect the other fees and expenses that the policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance.
Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Allocation	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A This Sub-Account is only available in policies issued before May 1, 2014 Investment Advisor: AllianceBernstein L.P.	0.83%*	9.67%	7.23%	6.31%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B Investment Advisor: AllianceBernstein L.P.	1.15%	10.85%	4.97%	5.43%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A Investment Advisor: AllianceBernstein L.P.	0.80%	35.94%	10.16%	13.13%
Equity	Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 This Sub-Account is only available in policies issued before May 1, 2013 Investment Advisor: Allspring Funds Management, LLC Sub-Advisor: Allspring Global Investments, LLC	1.17%	7.64%	22.00%	16.22%
Fixed Income	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I Investment Advisor: American Century Investment Management, Inc.	0.46%	6.61%	5.28%	3.07%
Fixed Income	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012 Investment Advisor: American Century Investment Management, Inc.	0.71%	6.26%	5.01%	2.81%
Equity	American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I This Sub-Account is only available in policies issued before May 1, 2013 Investment Advisor: American Century Investment Management, Inc.	0.75%*	23.20%	9.41%	12.83%
Equity	American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.77%*	27.51%	12.21%	13.55%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I Investment Advisor: BlackRock Advisors, LLC Investment Sub-Advisor: BlackRock Financial Management, Inc.	0.57%*	5.36%	6.36%	6.78%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Allocation	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class I Investment Advisor: BlackRock Advisors, LLC Investment Sub-Advisor: BlackRock Investment Management, LLC	0.75%*	6.67%	9.94%	7.93%
Allocation	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012 Investment Advisor: BlackRock Advisors, LLC Sub-Advisor: BlackRock Investment Management, LLC	0.90%*	6.54%	9.79%	7.77%
Equity	BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares This Sub-Account is only available in policies issued before May 1, 2013 Investment Advisor: BNY Mellon Investment Adviser, Inc.	0.60%*	26.14%	11.77%	13.88%
Equity	BNY Mellon Stock Index Fund, Inc.: Initial Shares This Sub-Account is only available in policies issued before May 1, 2013 Investment Advisor: BNY Mellon Investment Adviser, Inc. Sub-Advisor: Mellon Investments Corporation	0.26%	28.41%	18.16%	16.25%
Equity	Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class (formerly, Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class) Investment Advisor: Delaware Management Company, Inc.	1.05%	34.01%	9.21%	11.78%
Allocation	Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A Investment Advisor: DWS Investment Management Americas, Inc.	0.62%	10.95%	9.20%	8.38%
Fixed Income	DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio Investment Advisor: Dimensional Fund Advisors LP Investment Sub-Advisor: Dimensional Fund Advisors LTD, DFA Australia Limited	0.24%	-1.04%	1.67%	1.89%
Allocation	DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class Investment Advisor: Dimensional Fund Advisors LP	0.28%*	14.20%	9.87%
Equity	DFA Investment Dimensions Group Inc. - VA International Small Portfolio Investment Advisor: Dimensional Fund Advisors LP Investment Sub-Advisor: Dimensional Fund Advisors LTD, DFA Australia Limited	0.40%	14.56%	10.11%	10.03%
Equity	DFA Investment Dimensions Group Inc. - VA International Value Portfolio Investment Advisor: Dimensional Fund Advisors LP Investment Sub-Advisor: Dimensional Fund Advisors LTD, DFA Australia Limited	0.28%	18.11%	6.99%	6.52%
Fixed Income	DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio Investment Advisor: Dimensional Fund Advisors LP Investment Sub-Advisor: Dimensional Fund Advisors LTD, DFA Australia Limited	0.12%	-0.18%	1.10%	0.78%
Equity	DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio Investment Advisor: Dimensional Fund Advisors LP	0.21%	27.03%	10.52%	13.49%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Equity	DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio Investment Advisor: Dimensional Fund Advisors LP	0.29%	39.68%	10.45%	13.59%
Fixed Income	DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class Investment Advisor: Dimensional Fund Advisors LP Investment Sub-Advisor: Dimensional Fund Advisors LTD, DFA Australia Limited	0.11%	5.57%	5.44%
Fixed Income	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares This Sub-Account is only available in policies issued before May 1, 2018 Investment Advisor: Federated Investment Management Company	0.74%*	-1.39%	3.82%	3.69%
Equity	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) Limited and FIL Investments (Japan) Limited	1.01%	-2.28%	14.86%	8.33%
Allocation	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class This Sub-Account is only available in policies issued before May 1, 2013 Investment Advisor: Fidelity Management & Research Company (FMR)	0.52%	5.79%	8.34%	7.56%
Allocation	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class This Sub-Account is only available in policies issued before May 1, 2013 Investment Advisor: Fidelity Management & Research Company (FMR)	0.60%	9.46%	10.57%	9.14%
Allocation	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class This Sub-Account is only available in policies issued before May 1, 2013 Investment Advisor: Fidelity Management & Research Company (FMR)	0.67%	12.24%	12.64%	10.97%
Equity	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.70%	27.70%	20.04%	16.52%
Equity	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.90%	54.82%	-3.54%	0.01%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.61%	24.82%	11.83%	12.42%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.71%	23.08%	26.16%	19.57%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.49%	-0.79%	4.22%	3.44%
Equity	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class This Sub-Account is only available in policies issued before May 1, 2017 Investment Advisor: Fidelity Management & Research Company (FMR) Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.71%	25.50%	13.49%	13.17%
Equity	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) Limited and FIL Investments (Japan) Limited	0.87%	19.57%	14.31%	10.71%
Equity	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.74%	38.85%	9.23%	10.30%
Equity	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.88%	33.34%	13.66%	13.46%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Allocation	Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 1 This Sub-Account is only available in policies issued before May 1, 2013 Investment Advisor: Franklin Advisers, Inc.	0.57%*	11.81%	8.89%	9.22%
Allocation	Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012 Investment Advisor: Franklin Advisers, Inc.	0.82%*	11.68%	8.63%	8.95%
Allocation	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 1 This Sub-Account is only available in policies issued before May 1, 2022 Investment Advisor: Franklin Advisers, Inc.	0.47%	17.00%	7.71%	7.64%
Allocation	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012 Investment Advisor: Franklin Advisers, Inc.	0.72%	16.75%	7.44%	7.37%
Equity	Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 This Sub-Account is only available in policies issued before May 1, 2013 Investment Advisor: Franklin Mutual Advisers, LLC	0.66%	25.66%	10.20%	12.40%
Fixed Income	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1 This Sub-Account is only available in policies issued before May 1, 2019 Investment Advisor: Franklin Advisers, Inc.	0.51%*	-4.62%	-0.67%	1.38%
Fixed Income	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 This Sub-Account is no longer available to receive transfers or new premium payments effective April 30, 2014 Investment Advisor: Franklin Advisers, Inc.	0.76%*	-4.99%	-0.94%	1.12%
Alternative	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares Investment Advisor: Goldman Sachs Asset Management, L.P.	1.25%*	4.83%	3.60%
Allocation	Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares This Sub-Account is only available in policies issued before May 1, 2014 Investment Advisor: Goldman Sachs Asset Management, L.P.	0.94%*	16.17%	7.93%
Allocation	Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.88%*	9.54%	7.46%	6.25%
Equity	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I This Sub-Account is only available in policies issued before April 30, 2020 Investment Advisor: Invesco Advisers, Inc.	0.83%	19.09%	23.08%	17.83%
Equity	Invesco - Invesco V.I. Global Fund: Series I Investment Advisor: Invesco Advisers, Inc.	0.78%	15.48%	18.17%	14.24%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Equity	Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares This Sub-Account is only available in policies issued before May 1, 2013 Investment Advisor: Invesco Advisers, Inc.	0.93%	23.24%	11.43%	10.81%
Equity	Invesco - Invesco V.I. Main Street Small Cap Fund: Series I This Sub-Account is only available in policies issued before May 1, 2013 Investment Advisor: Invesco Advisers, Inc.	0.84%	22.55%	13.73%	14.68%
Equity	Invesco Oppenheimer V.I. International Growth Fund: Series I Investment Advisor: Invesco Advisers, Inc.	1.00%*	10.21%	11.87%	9.73%
Allocation	Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II This Sub-Account is only available in policies issued before May 1, 2017 Investment Advisor: Delaware Management Company Sub-Advisor: Macquarie Investment Management Global Limited, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Europe Limited	0.87%*	10.44%	11.36%	8.01%
Fixed Income	Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II This Sub-Account is only available in policies issued before May 1, 2017 Investment Advisor: Delaware Management Company Sub-Advisor: Macquarie Investment Management Global Limited, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Europe Limited	0.95%	6.06%	5.47%	6.60%
Equity	Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II This Sub-Account is only available in policies issued before May 1, 2014 Investment Advisor: Delaware Management Company Sub-Advisor: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.10%*	16.35%	24.84%	17.04%
Equity	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.71%	16.83%	19.13%	17.22%
Equity	Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares This Sub-Account is only available in policies issued before May 1, 2013 Investment Advisor: Janus Henderson Investors US LLC	1.02%	22.60%	25.26%	19.99%
Equity	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.97%	17.74%	30.31%	22.95%
Equity	Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares This Sub-Account is only available in policies issued before May 1, 2013 Investment Advisor: Janus Henderson Investors US LLC	1.12%	13.28%	13.07%	5.98%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Fixed Income	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.71%	-0.23%	3.61%	3.32%
Equity	MFS® Variable Insurance Trust - MFS New Discovery Series: Initial Class Investment Advisor: Massachusetts Financial Services Company	0.87%*	1.80%	21.29%	16.15%
Equity	MFS® Variable Insurance Trust - MFS Value Series: Initial Class Investment Advisor: Massachusetts Financial Services Company	0.70%*	25.45%	12.25%	13.42%
Equity	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class Investment Advisor: Massachusetts Financial Services Company	0.88%*	9.26%	14.22%	10.00%
Equity	MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Initial Class Investment Advisor: Massachusetts Financial Services Company	0.89%*	10.55%	14.06%	12.43%
Equity	MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012 Investment Advisor: Massachusetts Financial Services Company	1.14%*	10.27%	13.78%	12.15%
Equity	MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class Investment Advisor: Massachusetts Financial Services Company	0.79%*	30.98%	12.42%	13.59%
Equity	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Allianz Global Investors U.S. LLC	0.97%*	-1.08%	15.88%	10.98%
Equity	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Allspring Global Investments, LLC	0.82%*	-4.70%	20.15%	16.02%
Allocation	Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	0.94%*	14.70%	11.29%	10.90%
Fixed Income	Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II This Sub-Account is only available in policies issued before May 1, 2013 Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	0.85%*	-0.71%	3.82%	2.86%
Equity	Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	1.21%*	16.00%	19.23%	15.19%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II This Sub-Account is only available in policies issued before May 1, 2014 Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	1.00%*	21.53%	24.94%	19.24%
Equity	Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II This Sub-Account is only available in policies issued before May 1, 2013 Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	0.94%*	23.64%	15.94%	14.97%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Amundi Asset Management, US	0.83%	5.23%	4.41%	4.20%
Equity	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: AQR Capital Management, LLC	0.79%	21.88%	15.95%	14.74%
Equity	Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.80%*	20.29%	11.67%	12.90%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I Investment Advisor: Nationwide Fund Advisors	1.03%*	20.18%	12.50%	11.70%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I Investment Advisor: Nationwide Fund Advisors	0.87%*	11.12%	8.33%	7.65%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I Investment Advisor: Nationwide Fund Advisors	0.92%*	15.75%	10.63%	9.78%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I Investment Advisor: Nationwide Fund Advisors	0.78%*	4.48%	5.26%	4.63%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Nationwide Asset Management, LLC	0.83%*	10.23%	7.24%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Nationwide Asset Management, LLC	0.83%*	15.72%	9.60%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Nationwide Asset Management, LLC	0.89%*	13.63%	9.56%	8.77%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I Investment Advisor: Nationwide Fund Advisors	0.97%*	18.11%	11.68%	10.65%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I Investment Advisor: Nationwide Fund Advisors	0.85%*	9.22%	7.40%	6.73%
Fixed Income	Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Insight North America LLC	0.63%*	-0.72%	4.13%	3.44%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Newton Investment Management Limited	0.61%*	30.24%	21.78%	17.80%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I This Sub-Account is no longer available to receive transfers or new premium payments effective September 11, 2020 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Newton Investment Management Limited	0.90%	34.52%	11.29%	12.91%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Newton Investment Management Limited	0.77%	34.70%	11.33%	12.92%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Newton Investment Management Limited	0.87%*	26.75%	15.06%	14.19%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.38%	-2.07%	3.17%	2.55%
Equity	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I This Sub-Account is no longer available to receive transfers or new premium payments effective October 16, 2020 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Columbia Management Investment Advisers, LLC	1.03%*	10.39%	6.20%	5.64%
Equity	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Columbia Management Investment Advisers, LLC	0.89%*	10.57%	6.24%	5.66%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Nationwide Asset Management, LLC	0.59%	-1.02%	3.70%	3.37%
Fixed Income	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: DoubleLine Capital LP	0.85%*	-0.44%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: NS Partners Ltd and Loomis, Sayles & Company L.P.	1.10%*	-7.27%	8.58%	4.30%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Federated Investment Management Company	0.92%*	4.96%	5.74%	6.33%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Nationwide Asset Management, LLC	0.71%*	-2.08%	2.40%	1.59%
Money Market	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Federated Investment Management Company	0.49%	0.00%	0.76%	0.38%
Money Market	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Federated Investment Management Company	0.44%	0.00%	0.79%	0.40%
Equity	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I This Sub-Account is only available in policies issued before April 26, 2014 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Lazard Asset Management LLC	1.13%*	12.65%	9.55%	7.66%
Equity	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2011 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Lazard Asset Management LLC	1.38%*	12.39%	9.27%	7.39%
Equity	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.43%	10.84%	9.33%	7.85%
Equity	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II This Sub-Account is only available in policies issued before April 26, 2014 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: BlackRock Investment Management, LLC	0.65%	10.52%	9.08%	7.55%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012 Investment Advisor: Nationwide Fund Advisors	0.91%	15.50%	11.71%	11.31%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class P Investment Advisor: Nationwide Fund Advisors	0.76%	15.73%	11.90%	11.47%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012 Investment Advisor: Nationwide Fund Advisors	0.84%	8.24%	7.63%	7.11%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class P Investment Advisor: Nationwide Fund Advisors	0.69%	8.45%	7.79%	7.26%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012 Investment Advisor: Nationwide Fund Advisors	0.86%	12.16%	10.02%	9.32%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P Investment Advisor: Nationwide Fund Advisors	0.71%	12.37%	10.19%	9.48%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012 Investment Advisor: Nationwide Fund Advisors	0.83%	2.75%	4.50%	4.08%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class P Investment Advisor: Nationwide Fund Advisors	0.68%	2.84%	4.67%	4.23%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Nationwide Asset Management, LLC	0.57%*	7.72%	6.72%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Nationwide Asset Management, LLC	0.63%	12.33%	8.83%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012 Investment Advisor: Nationwide Fund Advisors	0.86%	10.31%	8.82%	8.28%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P Investment Advisor: Nationwide Fund Advisors	0.71%	10.43%	8.99%	8.43%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012 Investment Advisor: Nationwide Fund Advisors	0.87%	13.62%	10.85%	10.17%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class P Investment Advisor: Nationwide Fund Advisors	0.72%	13.83%	11.03%	10.32%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012 Investment Advisor: Nationwide Fund Advisors	0.84%	6.70%	6.68%	6.20%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class P Investment Advisor: Nationwide Fund Advisors	0.69%	6.87%	6.84%	6.35%
Fixed Income	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.73%*	-2.05%
Equity	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.75%*	21.86%
Alternative	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class Y Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: J.P. Morgan Investment Management Inc.	0.43%*	7.62%
Equity	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Jacobs Levy Equity Management, Inc.	0.81%*	40.44%	24.65%	18.60%
Equity	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.40%	24.25%	12.62%	13.76%
Equity	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: American Century Investment Management, Inc., Thompson, Siegel & Walmsley LLC and Victory Capital Management Inc.	0.93%*	24.20%	8.56%	12.35%
Equity	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: American Century Investment Management, Inc., Thompson, Siegel & Walmsley LLC and Victory Capital Management Inc.	1.02%*	24.01%	8.46%	12.21%
Equity	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Invesco Advisers, Inc. and Wellington Management Company, LLP	1.09%*	10.30%	19.38%	16.11%
Equity	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Jacobs Levy Equity Management, Inc. and WCM Investment Management, LLC	1.06%*	32.04%	8.39%	12.35%
Equity	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Jacobs Levy Equity Management, Inc. and Invesco Advisers, Inc.	1.06%*	30.83%	14.86%	14.76%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I This Sub-Account is only available in policies issued before May 1, 2013 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Neuberger Berman Investment Advisers LLC	0.94%	26.57%	16.95%	15.99%
Equity	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Wellington Management Company LLP	0.93%*	46.74%	13.17%	11.23%
Equity	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.24%*	28.36%	18.19%	16.27%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Nationwide Asset Management, LLC	0.54%	-0.44%	1.99%	1.74%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Nationwide Asset Management, LLC	0.79%	-0.58%	1.73%	1.48%
Equity	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.60%*	14.20%	11.50%	12.78%
Fixed Income	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares This Sub-Account is only available in policies issued before May 1, 2012 Investment Advisor: Neuberger Berman Investment Advisers LLC	0.83%	0.74%	1.95%	1.69%
Allocation	Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 3 This Sub-Account is only available in policies issued before May 1, 2018 Investment Advisor: ValMark Advisers, Inc. Sub-Advisor: Milliman Financial Risk Management, LLC	0.85%	8.50%	6.37%	5.26%
Allocation	Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 3 This Sub-Account is only available in policies issued before May 1, 2018 Investment Advisor: ValMark Advisers, Inc. Sub-Advisor: Milliman Financial Risk Management, LLC	0.84%	12.43%	8.16%	6.05%
Allocation	Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 3 This Sub-Account is only available in policies issued before May 1, 2018 Investment Advisor: ValMark Advisers, Inc. Sub-Advisor: Milliman Financial Risk Management, LLC	0.84%	10.98%	7.55%	6.03%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Allocation	PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class Investment Advisor: PIMCO Investment Sub-Advisor: Research Affiliates, LLC	1.23%*	16.23%	8.57%	6.02%
Commodities	PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Administrative Class Investment Advisor: PIMCO	0.93%*	33.34%	5.72%	-1.86%
Fixed Income	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Administrative Class Investment Advisor: PIMCO	0.91%	-7.51%	3.13%	1.01%
Fixed Income	PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class Investment Advisor: PIMCO	0.65%	-0.92%	1.54%	1.58%
Fixed Income	PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class Investment Advisor: PIMCO	0.60%	-0.05%	1.77%	1.64%
Alternative	Rydex Variable Trust - Multi-Hedge Strategies Fund (formerly, Guggenheim Variable Fund - Multi-Hedge Strategies) This Sub-Account is only available in policies issued before May 1, 2019 Investment Advisor: Guggenheim Investments	2.02%*	8.10%	3.70%	2.83%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio Investment Advisor: T. Rowe Price Associates, Inc.	0.94%*	13.10%	19.51%	20.43%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012 Investment Advisor: T. Rowe Price Associates, Inc.	1.19%*	12.82%	19.22%	20.12%
Equity	VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (formerly, VanEck VIP Trust - Global Resources Fund: Initial Class) Investment Advisor: Van Eck Associates Corporation	1.09%	18.91%	2.24%	-0.12%
Equity	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I Investment Advisor: Virtus Investment Advisers, Inc. Investment Sub-Advisor: Duff & Phelps Investment Management Co.	0.85%*	45.95%	12.85%	12.11%
*	This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Extended Death Benefit Guarantee Rider Investment Options
Nationwide limits the investment options available for allocation of Premium and transfers of Cash Value when the Extended Death Benefit Guarantee Rider is elected. Nationwide selected the available Sub-Accounts on the basis of risk factors associated with the underlying mutual fund’s investment objective and Sub-Accounts were excluded from availability with this Rider on the basis of similar risk considerations. The permitted investment options are more conservative than those that are not permitted. By electing this Rider and accepting the limited menu of investment options, policy owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under this Rider.

Some of the Sub-Accounts invest in underlying mutual funds that are funds of funds and/or funds that are designed to help reduce a policy owner’s exposure to equity investments when equity markets are more volatile. Additionally, some of the underlying mutual funds may not be available to a particular policy owner due to the date the policy was issued. This prospectus discloses only those investment options that are currently available with the Extended Death Benefit Guarantee Rider.
Only the investment options shown below are available for election while the Extended Death Benefit Guarantee Rider is In Force:
•	Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A
•	Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares
•	Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class P
•	Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 3
•	Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 3
•	Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 3

Outside back cover page
The Statement of Additional Information contains additional information about the Variable Account. To obtain a free copy of the Statement of Additional Information, request other information about the policy, request personalized illustrations of Death Benefits, Cash Surrender Values, and Cash Values, or to make any other service requests, contact Nationwide at 1-800-848-6331 or by one of the other methods described in Contacting the Service Center.
The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this prospectus. The SAI is also available at https://nationwide.onlineprospectus.net/NW/C000074531NW/index.php?ctype=product_sai. This prospectus is available at https://nationwide.onlineprospectus.net/NW/C000074531NW/index.php?ctype=product_prospectus.
Reports and other information about the Variable Account are available on the SEC’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
SEC Contract Identifier: C000074531

Nationwide YourLife® Survivorship VUL – New York
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2022
Last Survivor Flexible Premium Adjustable Variable Universal Life Insurance Policies
Nationwide VLI Separate Account-7
(Registrant)
Nationwide Life Insurance Company
(Depositor)
Service Center
P.O. Box 182835
Columbus, OH 43218-2835
1-800-848-6331
TDD: 1-800-238-3035
Facsimile: 1-888-677-7393
This Statement of Additional Information ("SAI") contains additional information regarding Last Survivor Flexible Premium Adjustable Variable Universal Life Insurance Policies offered by Nationwide Life Insurance Company ("Nationwide"). This SAI is not a prospectus and should be read together with the policy prospectus dated May 1, 2022 and the prospectuses for the mutual funds. The prospectus is incorporated by reference in this SAI. Copies may be obtained FREE OF CHARGE by writing or calling the Service Center. Capitalized terms in this SAI correspond to terms defined in the prospectus.

General Information and History
Nationwide VLI Separate Account-7 (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March of 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies.
Nationwide VLI Separate Account-7
Nationwide VLI Separate Account-7 is a separate account that invests in mutual funds offered and sold to insurance companies and certain retirement plans. Nationwide established the Variable Account on August 3, 2004 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940, the SEC does not supervise the management of Nationwide or the management of the Variable Account. Nationwide serves as the custodian of the assets of the Variable Account.
Nationwide Investment Services Corporation (NISC)
The policies are distributed by NISC, located at One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For policies issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.
The policies will be sold on a continuous basis by licensed insurance agents in those states where the policies may lawfully be sold. Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the Financial Industry Regulatory Authority (FINRA).
Gross first year commissions plus any expense allowance payments paid by Nationwide on the sale of these policies provided by NISC will not exceed the following. For the first policy year from the Policy Date or the date of an increase in the Base Policy Specified Amount: 99% of Premiums paid up to Commissionable Target Premium during the first policy year, plus 5% of any Premium paid in excess of the of the Commissionable Target Premium during the first policy year; for the second policy year from the Policy Date or the date of an increase in the Base Policy Specified Amount: 22% of Premiums paid up to Commissionable Target Premium during the second policy year plus 5% of any Premium paid in excess of the Commissionable Target Premium during the second policy year; and 20% of all renewal Premiums paid in the third policy year, and 10% of all renewal Premiums paid in the fourth policy year, and 5% of all renewal Premiums paid in the fifth through 10th policy years, and 3% of all renewal Premium paid after the 10th policy year. Commission may also be paid as an asset-based amount instead of a premium-based amount. If an asset-based commission is paid, it will not exceed 0.70% of the non-loaned cash value per year.
No underwriting commissions were paid to NISC for each of this Variable Account’s last three fiscal years.
Services
Nationwide or its affiliates provide services and incur expenses in promoting, marketing, or administrative services to the underlying funds. Nationwide or its affiliates have entered into agreements with the investment advisor and/or distributor for the underlying funds relating to the services Nationwide or its affiliates provide. For these services, some funds agree to pay mutual fund service fee payments based on the average aggregate net assets of the Variable Account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in the particular underlying fund.
These anticipated mutual fund service fee payments were taken into consideration when determining the expenses necessary to support the policies. Without these mutual fund service fee payments, policy charges would be higher. Generally, Nationwide expects to receive somewhere between 0.10% to 0.55% (an annualized rate of the daily net assets of the Variable Account) from the funds offered in the policies. What is actually received depends upon many factors, including but not limited to the type of fund (i.e., money market funds generally pay less mutual fund service fee payments than other fund types) and the types of services for which an underlying fund, or its distributor or advisor, pays mutual fund service fee payments.
2

Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the policies. Nationwide assumed 3.00% of the Commissionable Target Premium for marketing allowance when determining the charges for the policies. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. If the actual amount of marketing allowance paid is less than what was assumed, Nationwide may use the excess to pay other sales expenses, non-sales expenses, and/or profit. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
Commissionable Target Premium (CTP) is an amount used in the calculation of the Premium Load and total compensation Nationwide pays. CTP is actuarially derived based on the Base Policy Specified Amount, the Insured’s characteristics and the death benefit option of the policy.
When Nationwide is made aware that a Qualified Plan has been orphaned, commission payments payable with respect to that Qualified Plan will cease and commission payments that would have been due will not be sent to the Qualified Plan. An orphaned Qualified Plan is a plan without an agent or firm of record.
Independent Registered Public Accounting Firm
The financial statements of Nationwide VLI Separate Account-7 and the statutory financial statements and financial statement schedules I, III, IV and V of Nationwide Life Insurance Company have been included herein in reliance upon the report of KPMG LLP, independent registered public accounting firm, and upon the authority of said firm as experts in accounting and auditing.
The KPMG LLP report dated March 18, 2022 of Nationwide Life Insurance Company includes explanatory language that states that the financial statements are prepared by Nationwide Life Insurance Company using statutory accounting practices prescribed or permitted by the Ohio Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the financial statements are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with statutory accounting practices prescribed or permitted by the Ohio Department of Insurance.
Underwriting Procedure
Nationwide underwrites the policies issued through Nationwide VLI Separate Account-7. The policy's cost of insurance depends upon the Insureds' Attained Ages, sexes, Issue Ages, rates classes, rate types, any Substandard Ratings, the Total Specified Amount, the Base Policy Specified Amount, the death benefit option and the duration of time the policy has been In Force. The rates will vary depending upon tobacco use and other risk factors. Monthly cost of insurance rates will not exceed those guaranteed in the policy. Guaranteed cost of insurance rates are based on the 2001 Commissioners’ Standard Ordinary Mortality Tables, sex and smoker distinct, using the Frasier method for joint lives based on each Insured's Attained Age, sex, rate type, and any Substandard Ratings. The Frasier method is a standard actuarial method for determining a set of cost of insurance rates for two Insureds under joint and last survivor life insurance policies independent of when the first death occurs. As a component of base policy and Rider cost of insurance charges, we may deduct a "flat extra charge," which is an additional factor in determining the constant charge per $1,000 of Specified Amount, for certain activities or medical conditions of the Insured. Nationwide applies the same flat extra charge to all Insureds that engage in the same activity or have the same medical condition irrespective of their sex, issue age, underwriting class, or Substandard Rating, if any.
Mortality tables are unisex for policies issued in the State of Montana and group or sponsored arrangements (including our employees and their family members).
The rate class of an Insured may affect the cost of insurance rate. Nationwide currently places Insureds into both standard rate classes and substandard rate classes that involve a higher mortality risk. In an otherwise identical policy, an Insured in the standard rate class will have a lower cost of insurance than an Insured in a rate class with higher mortality
3

risks. Any change in the cost of insurance rates will apply to all Insureds with the same combination of Attained Ages, sexes, rate classes, rate types, any Substandard Ratings, the Total Specified Amount, the Base Policy Specified Amount, the death benefit option and the duration of time the policy has been In Force. The cost of insurance rates, policy charges, and payment options for policies issued in some states or in connection with certain employee benefit arrangements may be issued on a gender-neutral (unisex) basis. The unisex rates will be higher than those applicable to females and lower than those applicable to males. If the rating class for any increase in the Specified Amount of insurance coverage is not the same as the rating class at issue, the cost of insurance rate used after such increase will be a composite rate based upon a weighted average of the rates of the different rating classes. The actual charges made during the policy year will be shown in the annual report delivered to policy owners.
Policy Restoration Procedure
Requests to restore a surrendered policy must meet the following requirements:
•	the request must be in writing and signed by the policy owner (if the surrender was a Code Section1035 exchange to a new policy with a different insurer, the signature of an officer of the replacing insurer is also required);
•	the written request must be received at the Service Center within 30 days of the date the policy was surrendered (periods up to 60 days will be permitted based on the right to examine period applicable to replaced life insurance policies in the state where the policy was issued);
•	the surrender Proceeds must be returned in their entirety; and
•	at least one Insured must be alive on the date the restoration request is received.
No proof of insurability or additional underwriting will be required for requests to restore a surrendered policy that meet the above requirements.
A restored policy will be treated as if it had never been surrendered for all purposes, including Investment Experience, accrual of interest, and deduction of charges, resulting in the following:
•	the returned surrender proceeds and any amount taken as a surrender charge will be used to purchase Accumulation Units according to your allocations in affect on, and priced as of, the surrender date;
•	any charges that would otherwise have been assessed during the period of surrender will be assessed as of the date(s) they were due resulting in the cancellation of Accumulation Units priced as of the applicable date(s);
•	interest will be credited on any allocation to a fixed investment option at the rate(s) in effect during the period of surrender;
•	interest charged and credited on any Indebtedness will accrue at the rates in effect for the period of surrender; and
•	any transfer of loan interest charged or credited that would have occurred during the period of surrender will been transferred as of the date(s) such transfers would have otherwise occurred.
Policy restoration is not a contract right of the policy, it is an administrative procedure based on requirements of state insurance law and the terms are subject to change without notice at any time.
Maximum Surrender Charge Calculation
The maximum Surrender Charge under the policy is based on the following calculation:
Maximum Surrender Charge = the lesser of (1) or (2) where:
(1)	is [the lesser of (A x B; or C) + D – (E - F)] x G x I; and
(2)	is the greater of:
	a.	0; or
	b.	([the lesser of (A x B; or C) + D – (E - F)] – H) x I
4

Where:
A	=	the lesser of $40 per $1,000 of Base Policy Specified Amount and the amount of Premium that, if paid each year to the Maturity Date, would keep the policy In Force assuming: maximum guaranteed charges apply and investment in the fixed account only at a 4.0% rate of interest. This factor varies with the characteristics of the Insureds;
B	=	125%;
C	=	the lesser of $40 per $1,000 of Base Policy Specified Amount and 125 % times the amount of Premium that, if paid each year to the Maturity Date, would keep the policy In Force assuming: maximum guaranteed charges apply and investment in the fixed account only at a 4.0% rate of interest. This factor varies with the characteristics of the Insureds;
D	=	$10 per $1,000 of Base Policy Specified Amount;
E	=	guaranteed maximum first year charges assuming investment in the fixed account only;
F	=	the average of the guaranteed maximum charges for policy years 2 through 20, assuming investment in the fixed account only;
G	=	a Surrender Charge reduction percentage used to determine the applicable Surrender Charge as a percentage of the maximum first year Surrender Charge. This percentage is determined based on the characteristics of the Insureds; and
H	=	sum of all underwriting and distribution charges from year 2 to the current policy year.
I	=	a Surrender Charge reduction percentage that varies by the duration of the policy. These percentages range between 0% and 95%.
A table of maximum surrender charges applicable to your policy can be found in the Policy Data Pages. For additional information, contact us at the phone number or address listed on page 1 of the Statement of Additional Information.
Illustrations
Nationwide will provide illustrations of future benefits under the policy before the policy is purchased and upon request thereafter. Nationwide may assess a $25 fee for this service to persons who request more than one policy illustration during a policy year.
Note: The policy owner selects the Premium amount and frequency shown in the policy illustration to show Nationwide how much Premium the policy owner intends to pay and when. Illustrated Premium and hypothetical rates of return are not guaranteed. Investment Experience varies over time, is rarely the same year-over-year, and may be negative. Because the policy is a variable universal life insurance policy with the potential for unfavorable Investment Experience, including extended periods of significant stock market decline, additional Premium may be required to meet a policy owner's goals and/or to prevent the policy from Lapsing. Generally, variable universal life insurance is considered a long-term investment. Policy owners should weigh the investment risk and costs associated with the policy against their objectives, time horizon, risk tolerance, and ability to pay additional Premium if necessary.
5

NATIONWIDE

VLI SEPARATE

ACCOUNT-7

Annual Report

To

Policyholders

December 31, 2021

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide VLI Separate Account-7:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide VLI Separate Account-7 (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 8 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods in Note 8, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 4, 2022

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class I (BRVGA1)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

DELAWARE FUNDS BY MACQUARIE

Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio (DFVGB)

DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)1

DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)

DFA Investment Dimensions Group Inc. - VA International Small Portfolio (DFVIS)

DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)

DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio (DFVSTF)

DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio (DFVULV)

DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio (DFVUTV)

DWS INVESTMENT MANAGEMENT AMERICAS, INC.

Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

3

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 1 (FTVFA1)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)1

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

GUGGENHEIM INVESTMENTS

Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares (AVMCCI)1

Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)1

Invesco - Invesco V.I. Global Fund: Series I (OVGS)1

Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)1

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)1

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)1

Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II (WRBDP)1

Ivy Variable Insurance Portfolios - Delaware Ivy Balanced: Class II (WRBP)1

Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II (WRGNR)1

Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP)1

Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)1

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Aggressive: Class II (WRPAP)1

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive: Class II (WRPMAP)1

Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Growth: Class II (WRSCP)1

Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II (WRSTP)1

4

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Initial Class (MVIVIC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)1

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)1

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)1

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)1

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)1

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)1

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)1

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)1

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I (IDPGI)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)1

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I (NCPG)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I (NCPGI)

5

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)1

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class P (NVDBLP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class P (NVDMAP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class P (NVDMCP)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class P (NVIDAP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class P (NVIDCP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)1

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)1

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (NVNMO1)1

Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II (NVNSR2)1

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)1

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I (NVSTB1)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V (SAM5)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

6

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)

NORTHERN LIGHTS

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)

Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)

Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)1

Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio (TRHSP)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - Global Resources Fund: Initial Class (VWHA)1

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)

WELLS FARGO FUNDS

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)1

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from October 16, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from September 11, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)1

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from July 28, 2020 (inception) to December 31, 2020.

7

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from April 30, 2020 (inception) to December 31, 2020.

INVESCO INVESTMENTS

Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)1

(1)	See Note 1 to the financial statements for the former name of the sub-account.

8

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
ALVDAA	13,862	$179,020	$207,098	$-	$207,098	$8	$207,090
ALVIVB	1,025	14,447	16,004	-	16,004	3	16,001
ALVSVA	111,886	2,068,031	2,624,835	84	2,624,919	-	2,624,919
ACVIP1	53,937	585,339	617,574	11	617,585	-	617,585
ACVIP2	96,658	994,042	1,103,839	-	1,103,839	3	1,103,836
ACVMV1	180,084	3,534,640	4,505,691	79	4,505,770	-	4,505,770
BRVGA1	110,559	1,873,353	1,966,845	90	1,966,935	-	1,966,935
BRVHYI	41,500	310,118	314,984	1,161	316,145	-	316,145
MLVGA2	264,736	4,760,448	4,688,475	5	4,688,480	-	4,688,480
DSIF	122,825	6,070,444	9,556,986	130	9,557,116	-	9,557,116
DVSCS	189,039	3,179,133	4,451,869	35	4,451,904	-	4,451,904
DWVSVS	7,586	264,795	343,360	14	343,374	-	343,374
DFVGB	23,445	249,494	244,769	-	244,769	27	244,742
DFVGMI	7,543	100,896	119,032	-	119,032	8	119,024
DFVIPS	15,924	170,258	179,943	30	179,973	-	179,973
DFVIS	19,689	238,549	268,946	9	268,955	-	268,955
DFVIV	15,436	169,904	206,068	3	206,071	-	206,071
DFVSTF	20,259	206,642	206,238	3	206,241	-	206,241
DFVULV	15,616	401,364	517,212	27	517,239	-	517,239
DFVUTV	20,471	421,616	482,490	25	482,515	-	482,515
DSGIBA	31,433	735,300	841,785	6	841,791	-	841,791
FQB	114,274	1,273,032	1,286,728	12	1,286,740	-	1,286,740
FCS	23,302	1,119,555	1,258,300	26	1,258,326	-	1,258,326
FEIS	257,924	5,710,399	6,698,298	49	6,698,347	-	6,698,347
FEMS	32,963	459,256	415,669	40	415,709	-	415,709
FF10S	67,065	821,501	967,753	4	967,757	-	967,757
FF20S	274,561	3,714,922	4,220,001	-	4,220,001	7	4,219,994
FF30S	334,152	4,678,897	5,974,637	22	5,974,659	-	5,974,659
FGS	102,373	8,070,466	10,411,292	102	10,411,394	-	10,411,394
FIGBS	324,258	4,192,281	4,273,720	50	4,273,770	-	4,273,770
FMCS	247,062	8,420,143	10,038,136	-	10,038,136	462	10,037,674
FNRS2	238,975	3,863,497	3,749,524	142	3,749,666	-	3,749,666
FOS	121,638	2,656,882	3,543,327	80	3,543,407	-	3,543,407
FRESS	5,620	107,410	133,252	2	133,254	-	133,254
FVSS	16,963	223,308	277,346	-	277,346	7	277,339
FTVDM2	131,611	1,134,802	1,404,293	8	1,404,301	-	1,404,301
FTVFA1	10,834	65,914	65,219	24	65,243	-	65,243
FTVFA2	125,671	738,358	749,001	-	749,001	6	748,995
FTVGB1	44,091	716,670	609,338	48	609,386	-	609,386
FTVGI2	136,011	2,108,907	1,785,827	1	1,785,828	-	1,785,828
FTVIS1	18,864	301,741	329,548	-	329,548	37	329,511
FTVIS2	157,092	2,368,543	2,632,868	-	2,632,868	7	2,632,861
FTVSVI	345,575	5,738,849	6,368,952	86	6,369,038	-	6,369,038
TIF2	132,025	1,852,242	1,794,224	19	1,794,243	-	1,794,243
GVGMNS	2,989	36,736	38,442	8	38,450	-	38,450
GVMSAS	1,497	14,183	14,611	3	14,614	-	14,614
RVARS	6,333	157,641	171,056	9	171,065	-	171,065
ACEG	10,812	754,700	958,298	22	958,320	-	958,320
AVMCCI	5,680	69,189	73,671	-	73,671	-	73,671
IVBRA1	183,240	1,950,783	1,971,666	3	1,971,669	-	1,971,669
OVAG	16,416	1,336,640	1,881,780	26	1,881,806	-	1,881,806
OVGS	113,631	4,759,810	6,501,971	41	6,502,012	-	6,502,012
OVIG	770,164	1,960,829	2,248,878	76	2,248,954	-	2,248,954
OVSB	83,552	410,389	371,804	-	371,804	4	371,800
OVSC	104,595	2,521,516	3,291,594	8	3,291,602	-	3,291,602
WRASP	404,068	3,818,130	4,116,973	65	4,117,038	-	4,117,038
WRBDP	996	5,421	5,606	23	5,629	-	5,629
WRBP	1,046	8,381	9,824	12	9,836	-	9,836
WRGNR	745	3,041	3,067	26	3,093	-	3,093
WRHIP	225,023	768,647	763,412	31	763,443	-	763,443

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
WRMCG	93,734	1,397,507	1,672,386	31	1,672,417	-	1,672,417
WRPAP	4,254	20,247	23,253	77	23,330	-	23,330
WRPMAP	3,369	17,325	19,055	-	19,055	15	19,040
WRSCP	558	5,663	6,099	25	6,124	-	6,124
WRSTP	461	12,704	13,612	51	13,663	-	13,663
JACAS	101,280	4,286,948	5,736,493	65	5,736,558	-	5,736,558
JAEI	23,486	1,898,666	2,360,548	23	2,360,571	-	2,360,571
JAGTS	387,742	6,849,717	8,107,675	69	8,107,744	-	8,107,744
JAIGS	68,369	1,837,052	2,804,513	10	2,804,523	-	2,804,523
LOVTRC	44,517	755,880	750,105	39	750,144	-	750,144
MNDIC	83,608	1,891,190	1,948,075	3	1,948,078	-	1,948,078
MV2IGI	65,494	1,360,146	1,805,677	-	1,805,677	2	1,805,675
MV3MVI	10,641	107,145	118,006	3	118,009	-	118,009
MVFIC	417,894	8,081,294	10,330,345	59	10,330,404	-	10,330,404
MVIGIC	4,118	63,623	69,094	-	69,094	7	69,087
MVIVIC	26,748	761,360	1,006,278	36	1,006,314	-	1,006,314
MVIVSC	82,064	2,187,611	3,033,084	-	3,033,084	4	3,033,080
MSVFI	50,362	546,247	527,286	8	527,294	-	527,294
DTRTFB	4,121	40,897	40,712	3	40,715	-	40,715
EIF	223,122	3,707,661	5,084,953	26	5,084,979	-	5,084,979
GBF	268,221	2,942,598	2,915,561	11	2,915,572	-	2,915,572
GEM	240,009	2,912,241	3,297,722	37	3,297,759	-	3,297,759
GIG	55,744	594,365	710,737	83	710,820	-	710,820
GVAAA2	418,540	10,610,030	12,598,055	3	12,598,058	-	12,598,058
GVABD2	83,807	984,195	1,024,965	11	1,024,976	-	1,024,976
GVAGG2	110,397	3,522,122	5,025,270	57	5,025,327	-	5,025,327
GVAGI2	40,334	2,205,902	2,736,252	-	2,736,252	5	2,736,247
GVAGR2	70,756	6,179,055	10,224,897	16	10,224,913	-	10,224,913
GVDMA	3,543,433	44,981,343	52,088,468	-	52,088,468	8	52,088,460
GVDMC	91,417	1,000,575	1,086,031	5	1,086,036	-	1,086,036
GVEX1	754,648	14,559,204	21,084,875	20	21,084,895	-	21,084,895
GVIDA	801,540	9,956,897	11,870,810	-	11,870,810	18	11,870,792
GVIDC	82,126	824,398	882,036	-	882,036	4	882,032
GVIDM	1,766,408	21,477,546	23,210,597	-	23,210,597	1	23,210,596
GVIX2	46,588	441,971	520,854	18	520,872	-	520,872
HIBF	220,990	1,439,242	1,447,481	11	1,447,492	-	1,447,492
IDPG	9,654	110,739	125,113	-	125,113	1	125,112
IDPGI	9,050	98,718	108,603	5	108,608	-	108,608
MCIF	211,704	4,881,312	5,857,853	63	5,857,916	-	5,857,916
MSBF	216,872	1,977,029	1,984,383	38	1,984,421	-	1,984,421
NCPG	49,552	545,095	647,155	2	647,157	-	647,157
NCPGI	11,635	123,272	141,019	6	141,025	-	141,025
NVAMV1	201,699	3,041,190	4,007,762	7	4,007,769	-	4,007,769
NVAMVX	233,019	3,233,958	4,623,099	6	4,623,105	-	4,623,105
NVBX	90,741	972,614	970,025	-	970,025	5	970,020
NVCBD1	59,516	654,057	642,775	5	642,780	-	642,780
NVCCA1	527,474	5,659,005	6,466,831	30	6,466,861	-	6,466,861
NVCCN1	83,230	846,717	944,658	2	944,660	-	944,660
NVCMA1	1,676,266	15,744,314	18,824,465	84	18,824,549	-	18,824,549
NVCMC1	32,925	350,051	397,405	-	397,405	9	397,396
NVCMD1	511,320	5,400,752	6,299,467	10	6,299,477	-	6,299,477
NVCRA1	512,462	4,992,747	6,682,500	33	6,682,533	-	6,682,533
NVCRB1	234,634	2,584,516	2,928,232	122	2,928,354	-	2,928,354
NVDBL2	30,619	488,496	530,935	7	530,942	-	530,942
NVDBLP	37,040	572,860	640,784	36	640,820	-	640,820
NVDCA2	7,845	133,946	158,545	-	158,545	9	158,536
NVDCAP	56,315	1,019,648	1,133,059	11	1,133,070	-	1,133,070
NVDMAP	141,015	1,805,113	2,056,001	18	2,056,019	-	2,056,019
NVDMCP	43,081	477,643	508,358	-	508,358	4	508,354
NVFIII	593	6,621	6,511	-	6,511	2	6,509

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
NVGEII	1,184	14,161	19,270	4	19,274	-	19,274
NVIDAP	147,327	1,837,524	2,168,656	35	2,168,691	-	2,168,691
NVIDCP	37,290	372,638	399,005	189	399,194	-	399,194
NVIDMP	613,960	7,548,727	8,024,455	103	8,024,558	-	8,024,558
NVIE6	16,832	162,210	212,589	-	212,589	9	212,580
NVIX	136,851	1,372,702	1,532,737	47	1,532,784	-	1,532,784
NVLCP1	198,703	2,345,959	2,283,099	93	2,283,192	-	2,283,192
NVMIG1	323,386	3,623,201	3,738,347	31	3,738,378	-	3,738,378
NVMIVX	173,948	1,673,126	2,002,139	-	2,002,139	51	2,002,088
NVMLG1	883,436	8,863,388	9,258,413	22	9,258,435	-	9,258,435
NVMMG1	455,362	5,063,986	5,263,986	88	5,264,074	-	5,264,074
NVMMV1	14,211	120,901	135,288	2	135,290	-	135,290
NVMMV2	339,721	3,156,750	3,257,923	-	3,257,923	-	3,257,923
NVNMO1	139,762	1,475,820	2,117,387	-	2,117,387	213	2,117,174
NVNSR2	229,019	3,062,774	3,623,079	49	3,623,128	-	3,623,128
NVOLG1	1,602,375	31,495,150	38,505,068	-	38,505,068	93	38,504,975
NVRE1	495,402	3,395,008	5,226,495	15	5,226,510	-	5,226,510
NVSIX2	144,002	1,304,883	1,458,741	102	1,458,843	-	1,458,843
NVSTB1	11,995	124,748	123,073	-	123,073	66	123,007
NVSTB2	109,704	1,138,129	1,121,179	-	1,121,179	1	1,121,178
NVTIV3	152,052	1,759,732	1,763,807	-	1,763,807	2	1,763,805
SAM	7,684,549	7,684,549	7,684,549	2	7,684,551	-	7,684,551
SAM5	503,838	503,838	503,838	104	503,942	-	503,942
SCF	134,257	2,584,651	3,475,926	10	3,475,936	-	3,475,936
SCGF	101,955	1,786,298	2,025,844	33	2,025,877	-	2,025,877
SCVF	123,197	1,243,022	1,426,617	-	1,426,617	8	1,426,609
TRF	189,564	3,283,245	5,159,936	6	5,159,942	-	5,159,942
AMMCGS	7,962	211,476	286,808	-	286,808	4	286,804
AMSRS	32,336	767,319	1,197,407	4	1,197,411	-	1,197,411
AMTB	106,510	1,121,815	1,116,228	1	1,116,229	-	1,116,229
NOTB3	33,222	384,130	422,917	3	422,920	-	422,920
NOTG3	33,373	392,547	435,181	-	435,181	4	435,177
NOTMG3	20,999	251,422	281,598	-	281,598	3	281,595
PMVAAA	60,303	632,290	694,086	1	694,087	-	694,087
PMVFBA	47,444	480,490	435,064	7	435,071	-	435,071
PMVLDA	275,178	2,811,211	2,815,067	107	2,815,174	-	2,815,174
PMVRSA	30,787	214,871	238,294	-	238,294	3	238,291
PVEIB	19,510	509,051	601,293	-	601,293	6	601,287
PVGOB	48,318	573,940	774,052	-	774,052	15	774,037
TRHS2	84,341	4,054,165	5,160,819	-	5,160,819	36	5,160,783
TRHSP	44,550	2,279,754	2,883,283	52	2,883,335	-	2,883,335
VWHA	76,510	1,619,861	2,035,927	84	2,036,011	-	2,036,011
VRVDRI	4,429	90,376	112,095	5	112,100	-	112,100
WFVSCG	63,235	783,866	887,814	-	887,814	2	887,812

Total (unaudited)			$520,630,726	$5,264	$520,635,990	$1,189	$520,634,801

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no policyholders were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	Total (unaudited)	ALVDAA	ALVIVB	ALVSVA	ACVIP1	ACVIP2	ACVMV1	BRVGA1
Reinvested dividends	$3,840,595	3,721	250	19,260	14,817	33,467	49,127	17,918

Net investment income (loss)	3,840,595	3,721	250	19,260	14,817	33,467	49,127	17,918

Realized gain (loss) on investments	10,968,842	705	-	50,974	10,929	12,758	73,055	22,270
Change in unrealized gain (loss) on investments	43,581,969	12,975	839	646,754	1,789	20,307	741,615	(188,769)

Net gain (loss) on investments	54,550,811	13,680	839	697,728	12,718	33,065	814,670	(166,499)

Reinvested capital gains	18,469,975	-	-	-	-	-	-	271,225

Net increase (decrease) in contract owners’ equity resulting from operations	$76,861,381	17,401	1,089	716,988	27,535	66,532	863,797	122,644

Investment Activity*:	BRVHYI	MLVGA2	DCAP	DSIF	DVSCS	DWVSVS	DFVGB	DFVGMI
Reinvested dividends	$20,869	34,318	7,369	98,514	28,553	2,038	1,823	1,682

Net investment income (loss)	20,869	34,318	7,369	98,514	28,553	2,038	1,823	1,682

Realized gain (loss) on investments	13,752	133,221	601,953	215,337	42,160	89	(468)	1,816
Change in unrealized gain (loss) on investments	(10,925)	(544,631)	(349,756)	1,449,547	817,423	91,860	(3,880)	7,441

Net gain (loss) on investments	2,827	(411,410)	252,197	1,664,884	859,583	91,949	(4,348)	9,257

Reinvested capital gains	894	644,763	184,791	374,926	58,468	-	24	3,770

Net increase (decrease) in contract owners’ equity resulting from operations	$24,590	267,671	444,357	2,138,324	946,604	93,987	(2,501)	14,709

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	DFVIPS	DFVIS	DFVIV	DFVSTF	DFVULV	DFVUTV	DSGIBA	FQB
Reinvested dividends	$8,114	6,735	8,056	13	8,514	6,457	17,068	30,880

Net investment income (loss)	8,114	6,735	8,056	13	8,514	6,457	17,068	30,880

Realized gain (loss) on investments	4,047	436	691	(304)	4,261	5,655	(38)	(814)
Change in unrealized gain (loss) on investments	(3,900)	7,886	21,844	(189)	97,109	46,010	48,814	(57,916)

Net gain (loss) on investments	147	8,322	22,535	(493)	101,370	51,665	48,776	(58,730)

Reinvested capital gains	1,457	18,164	-	-	-	32,431	10,323	10,710

Net increase (decrease) in contract owners’ equity resulting from operations	$9,718	33,221	30,591	(480)	109,884	90,553	76,167	(17,140)

Investment Activity*:	FCS	FEIS	FEMS	FF10S	FF20S	FF30S	FGS	FIGBS
Reinvested dividends	$398	115,222	8,664	9,153	41,669	57,603	-	84,946

Net investment income (loss)	398	115,222	8,664	9,153	41,669	57,603	-	84,946

Realized gain (loss) on investments	40,578	59,281	5,197	16,473	114,668	153,887	421,276	63,312
Change in unrealized gain (loss) on investments	57,024	484,213	(75,322)	(4,591)	(8,176)	201,618	(432,731)	(303,426)

Net gain (loss) on investments	97,602	543,494	(70,125)	11,882	106,492	355,505	(11,455)	(240,114)

Reinvested capital gains	130,766	708,317	40,497	33,239	224,944	239,299	2,027,399	121,328

Net increase (decrease) in contract owners’ equity resulting from operations	$228,766	1,367,033	(20,964)	54,274	373,105	652,407	2,015,944	(33,840)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	FMCS	FNRS2	FOS	FRESS	FVSS	FTVDM2	FTVFA1	FTVFA2
Reinvested dividends	$48,393	76,995	14,831	1,180	3,729	13,374	1,263	12,517

Net investment income (loss)	48,393	76,995	14,831	1,180	3,729	13,374	1,263	12,517

Realized gain (loss) on investments	226,270	(123,476)	57,769	1,167	6,180	36,802	(1,638)	(5,672)
Change in unrealized gain (loss) on investments	353,877	1,301,707	264,235	34,846	32,344	(163,848)	7,394	72,710

Net gain (loss) on investments	580,147	1,178,231	322,004	36,013	38,524	(127,046)	5,756	67,038

Reinvested capital gains	1,520,215	-	248,135	704	22,128	30,651	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,148,755	1,255,226	584,970	37,897	64,381	(83,021)	7,019	79,555

Investment Activity*:	FTVGB1	FTVGI2	FTVIS1	FTVIS2	FTVRDI	FTVSVI	TIF2	GVGMNS
Reinvested dividends	$-	-	17,267	117,440	38,470	70,059	33,151	-

Net investment income (loss)	-	-	17,267	117,440	38,470	70,059	33,151	-

Realized gain (loss) on investments	(37,554)	(46,903)	3,515	(2,710)	1,149,359	(152,382)	(23,245)	175
Change in unrealized gain (loss) on investments	4,874	(48,808)	33,574	268,651	(470,300)	1,339,837	57,215	149

Net gain (loss) on investments	(32,680)	(95,711)	37,089	265,941	679,059	1,187,455	33,970	324

Reinvested capital gains	-	-	-	-	116,467	156,251	-	4,619

Net increase (decrease) in contract owners’ equity resulting from operations	$(32,680)	(95,711)	54,356	383,381	833,996	1,413,765	67,121	4,943

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	GVMSAS	RVARS	ACEG	AVMCCI	IVBRA1	OVAG	OVGI	OVGS
Reinvested dividends	$217	-	-	313	61,090	-	42,252	-

Net investment income (loss)	217	-	-	313	61,090	-	42,252	-

Realized gain (loss) on investments	62	543	24,972	(106)	(1,111)	39,152	1,345,027	99,155
Change in unrealized gain (loss) on investments	230	7,324	(29,044)	13,827	42,003	74,436	(286,660)	453,863

Net gain (loss) on investments	292	7,867	(4,072)	13,721	40,892	113,588	1,058,367	553,018

Reinvested capital gains	-	4,073	110,121	-	60,851	190,425	344,440	323,433

Net increase (decrease) in contract owners’ equity resulting from operations	$509	11,940	106,049	14,034	162,833	304,013	1,445,059	876,451

Investment Activity*:	OVIG	OVSB	OVSC	WRASP	WRBDP	WRBP	WRGNR	WRHIP
Reinvested dividends	$-	17,429	11,911	64,244	102	86	41	44,692

Net investment income (loss)	-	17,429	11,911	64,244	102	86	41	44,692

Realized gain (loss) on investments	13,208	(2,434)	101,954	(1,288)	(2)	108	(8)	(1,746)
Change in unrealized gain (loss) on investments	(18,675)	(27,407)	316,671	(78,319)	(353)	571	553	1,482

Net gain (loss) on investments	(5,467)	(29,841)	418,625	(79,607)	(355)	679	545	(264)

Reinvested capital gains	176,543	-	200,312	414,542	208	526	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$171,076	(12,412)	630,848	399,179	(45)	1,291	586	44,428

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	WRMCG	WRPAP	WRPMAP	WRSCP	WRSTP	JACAS	JAEI	JAGTS
Reinvested dividends	$-	342	317	56	-	-	6,760	8,258

Net investment income (loss)	-	342	317	56	-	-	6,760	8,258

Realized gain (loss) on investments	178,410	(38)	(22)	15	164	327,470	32,301	804,927
Change in unrealized gain (loss) on investments	(91,869)	2,268	1,535	(534)	(2,195)	89,695	114,371	(591,116)

Net gain (loss) on investments	86,541	2,230	1,513	(519)	(2,031)	417,165	146,672	213,811

Reinvested capital gains	179,657	1,007	790	688	3,777	672,369	178,387	946,808

Net increase (decrease) in contract owners’ equity resulting from operations	$266,198	3,579	2,620	225	1,746	1,089,534	331,819	1,168,877

Investment Activity*:	JAIGS	LOVTRC	MNDIC	MV2IGI	MV3MVI	MVFIC	MVIGIC	MVIVIC
Reinvested dividends	$28,297	14,647	-	4,086	854	128,616	366	3,248

Net investment income (loss)	28,297	14,647	-	4,086	854	128,616	366	3,248

Realized gain (loss) on investments	114,464	1,376	136,930	29,853	1,939	309,824	1,491	30,028
Change in unrealized gain (loss) on investments	188,796	(22,305)	(399,390)	133,155	10,113	1,567,919	1,399	38,772

Net gain (loss) on investments	303,260	(20,929)	(262,460)	163,008	12,052	1,877,743	2,890	68,800

Reinvested capital gains	-	5,011	309,921	217,592	724	214,179	2,985	25,451

Net increase (decrease) in contract owners’ equity resulting from operations	$331,557	(1,271)	47,461	384,686	13,630	2,220,538	6,241	97,499

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	MVIVSC	MSVFI	DTRTFB	EIF	GBF	GEM	GIG	GVAAA2
Reinvested dividends	$4,114	21,558	911	63,724	49,245	33,829	18,041	131,909

Net investment income (loss)	4,114	21,558	911	63,724	49,245	33,829	18,041	131,909

Realized gain (loss) on investments	79,731	2,110	46	137,170	12,206	101,188	58,678	133,640
Change in unrealized gain (loss) on investments	128,484	(61,137)	(1,210)	587,496	(123,723)	(392,531)	23,918	1,254,255

Net gain (loss) on investments	208,215	(59,027)	(1,164)	724,666	(111,517)	(291,343)	82,596	1,387,895

Reinvested capital gains	79,774	35,732	113	49,797	-	-	-	72,193

Net increase (decrease) in contract owners’ equity resulting from operations	$292,103	(1,737)	(140)	838,187	(62,272)	(257,514)	100,637	1,591,997

Investment Activity*:	GVABD2	GVAGG2	GVAGI2	GVAGR2	GVDMA	GVDMC	GVEX1	GVIDA
Reinvested dividends	$19,792	-	26,658	-	78,693	2,196	408,174	14,536

Net investment income (loss)	19,792	-	26,658	-	78,693	2,196	408,174	14,536

Realized gain (loss) on investments	1,036	204,233	60,910	242,580	969,791	1,553	444,458	251,298
Change in unrealized gain (loss) on investments	(33,165)	390,955	372,857	1,444,016	4,553,891	55,477	3,469,399	1,128,061

Net gain (loss) on investments	(32,129)	595,188	433,767	1,686,596	5,523,682	57,030	3,913,857	1,379,359

Reinvested capital gains	5,508	129,238	46,091	159,804	760,512	8,991	131,010	187,403

Net increase (decrease) in contract owners’ equity resulting from operations	$(6,829)	724,426	506,516	1,846,400	6,362,887	68,217	4,453,041	1,581,298

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	GVIDC	GVIDM	GVIX2	HIBF	IDPG	IDPGI	MCIF	MSBF
Reinvested dividends	$1,984	44,110	14,104	68,363	500	436	66,850	107,629

Net investment income (loss)	1,984	44,110	14,104	68,363	500	436	66,850	107,629

Realized gain (loss) on investments	30	373,681	16,537	270	723	197	25,238	6,662
Change in unrealized gain (loss) on investments	16,275	1,576,475	24,338	2,148	7,435	4,175	954,978	(15,891)

Net gain (loss) on investments	16,305	1,950,156	40,875	2,418	8,158	4,372	980,216	(9,229)

Reinvested capital gains	5,330	263,753	-	-	4,304	2,328	96,168	-

Net increase (decrease) in contract owners’ equity resulting from operations	$23,619	2,258,019	54,979	70,781	12,962	7,136	1,143,234	98,400

Investment Activity*:	NCPG	NCPGI	NVAMV1	NVAMVX	NVBX	NVCBD1	NVCCA1	NVCCN1
Reinvested dividends	$1,994	429	47,181	57,343	19,368	12,551	16,528	1,998

Net investment income (loss)	1,994	429	47,181	57,343	19,368	12,551	16,528	1,998

Realized gain (loss) on investments	14,033	970	153,411	102,686	739	114	(8,509)	(45)
Change in unrealized gain (loss) on investments	70,902	11,041	999,138	998,673	(42,388)	(37,381)	851,799	36,646

Net gain (loss) on investments	84,935	12,011	1,152,549	1,101,359	(41,649)	(37,267)	843,290	36,601

Reinvested capital gains	-	-	-	-	3,646	17,900	-	2,083

Net increase (decrease) in contract owners’ equity resulting from operations	$86,929	12,440	1,199,730	1,158,702	(18,635)	(6,816)	859,818	40,682

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	NVCMA1	NVCMC1	NVCMD1	NVCRA1	NVCRB1	NVDBL2	NVDBLP	NVDCA2
Reinvested dividends	$43,010	961	16,391	12,032	7,381	1,265	2,238	262

Net investment income (loss)	43,010	961	16,391	12,032	7,381	1,265	2,238	262

Realized gain (loss) on investments	(66,026)	2,258	25,362	34,393	(1,825)	24,646	1,188	21,923
Change in unrealized gain (loss) on investments	2,964,539	30,961	753,584	1,093,758	283,137	20,915	38,334	7,240

Net gain (loss) on investments	2,898,513	33,219	778,946	1,128,151	281,312	45,561	39,522	29,163

Reinvested capital gains	-	96	-	-	-	6,009	5,599	2,340

Net increase (decrease) in contract owners’ equity resulting from operations	$2,941,523	34,276	795,337	1,140,183	288,693	52,835	47,359	31,765

Investment Activity*:	NVDCAP	NVDMAP	NVDMCP	NVFIII	NVGEII	NVIDAP	NVIDCP	NVIDMP
Reinvested dividends	$3,779	5,955	2,043	58	215	4,988	1,584	31,727

Net investment income (loss)	3,779	5,955	2,043	58	215	4,988	1,584	31,727

Realized gain (loss) on investments	12,952	13,861	(115)	55	408	1,112	306	2,200
Change in unrealized gain (loss) on investments	72,307	207,926	26,233	(283)	2,802	246,817	6,601	513,726

Net gain (loss) on investments	85,259	221,787	26,118	(228)	3,210	247,929	6,907	515,926

Reinvested capital gains	15,717	28,963	4,245	2	10	34,340	2,388	86,908

Net increase (decrease) in contract owners’ equity resulting from operations	$104,755	256,705	32,406	(168)	3,435	287,257	10,879	634,561

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	NVIE6	NVIX	NVLCP1	NVMIG1	NVMIVX	NVMLG1	NVMMG1	NVMMV1
Reinvested dividends	$4,913	44,304	41,536	15,483	65,997	-	6,832	1,123

Net investment income (loss)	4,913	44,304	41,536	15,483	65,997	-	6,832	1,123

Realized gain (loss) on investments	7,334	25,673	34,387	15,944	34,701	(144,030)	128,842	(10,201)
Change in unrealized gain (loss) on investments	12,735	70,745	(106,420)	(208,938)	82,442	1,463,859	(1,134,119)	38,913

Net gain (loss) on investments	20,069	96,418	(72,033)	(192,994)	117,143	1,319,829	(1,005,277)	28,712

Reinvested capital gains	-	-	18,453	131,508	-	1,409,294	757,788	-

Net increase (decrease) in contract owners’ equity resulting from operations	$24,982	140,722	(12,044)	(46,003)	183,140	2,729,123	(240,657)	29,835

Investment Activity*:	NVMMV2	NVNMO1	NVNSR2	NVOLG1	NVRE1	NVSIX2	NVSTB1	NVSTB2
Reinvested dividends	$23,190	5,952	10,716	170,164	48,590	11,737	1,581	11,892

Net investment income (loss)	23,190	5,952	10,716	170,164	48,590	11,737	1,581	11,892

Realized gain (loss) on investments	(18,919)	7,788	17,825	(27,672)	43,962	(65,799)	(29)	(1,247)
Change in unrealized gain (loss) on investments	629,184	393,770	359,045	5,911,557	1,630,498	208,894	(2,088)	(18,001)

Net gain (loss) on investments	610,265	401,558	376,870	5,883,885	1,674,460	143,095	(2,117)	(19,248)

Reinvested capital gains	-	39,037	387,522	398,099	-	27,979	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$633,455	446,547	775,108	6,452,148	1,723,050	182,811	(536)	(7,356)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	NVTIV3	SAM	SCF	SCGF	SCVF	TRF	AMMCGS	AMSRS
Reinvested dividends	$42,811	3	-	-	-	37,147	-	4,225

Net investment income (loss)	42,811	3	-	-	-	37,147	-	4,225

Realized gain (loss) on investments	(3,391)	-	(6,143)	88,928	(50,464)	192,436	3,626	35,009
Change in unrealized gain (loss) on investments	138,688	-	815,614	(65,205)	415,194	502,021	(4,089)	173,099

Net gain (loss) on investments	135,297	-	809,471	23,723	364,730	694,457	(463)	208,108

Reinvested capital gains	-	-	33,905	173,036	-	220,576	33,067	21,603

Net increase (decrease) in contract owners’ equity resulting from operations	$178,108	3	843,376	196,759	364,730	952,180	32,604	233,936

Investment Activity*:	AMTB	NOTB3	NOTG3	NOTMG3	PMVAAA	PMVFBA	PMVLDA	PMVRSA
Reinvested dividends	$28,638	4,109	3,965	2,743	73,185	26,431	14,854	8,389

Net investment income (loss)	28,638	4,109	3,965	2,743	73,185	26,431	14,854	8,389

Realized gain (loss) on investments	603	3,163	2,119	2,419	2,276	(842)	1,858	(67)
Change in unrealized gain (loss) on investments	(22,055)	25,872	39,192	21,576	20,653	(61,265)	(43,158)	27,826

Net gain (loss) on investments	(21,452)	29,035	41,311	23,995	22,929	(62,107)	(41,300)	27,759

Reinvested capital gains	-	-	-	-	-	767	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$7,186	33,144	45,276	26,738	96,114	(34,909)	(26,446)	36,148

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	PMVTRA	PVEIB	PVGOB	TRHS2	TRHSP	VWHA	VRVDRI	WFVSCG
Reinvested dividends	$22,686	4,396	-	-	-	9,264	991	-

Net investment income (loss)	22,686	4,396	-	-	-	9,264	991	-

Realized gain (loss) on investments	(21,083)	2,076	27,305	182,467	148,968	48,219	154	59,152
Change in unrealized gain (loss) on investments	(83,566)	70,924	49,518	93,346	18,636	276,300	32,897	(86,557)

Net gain (loss) on investments	(104,649)	73,000	76,823	275,813	167,604	324,519	33,051	(27,405)

Reinvested capital gains	62,281	13,686	56,727	326,732	177,383	-	1,784	108,728

Net increase (decrease) in contract owners’ equity resulting from operations	$(19,682)	91,082	133,550	602,545	344,987	333,783	35,826	81,323

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	Total (unaudited)		ALVDAA		ALVIVB		ALVSVA
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$3,840,595	4,610,675	3,721	2,899	250	494	19,260	18,213
Realized gain (loss) on investments	10,968,842	(1,838,693)	705	1,741	-	(5,357)	50,974	(311,892)
Change in unrealized gain (loss) on investments	43,581,969	30,852,399	12,975	7,287	839	(971)	646,754	128,197
Reinvested capital gains	18,469,975	23,388,345	-	-	-	-	-	83,371

Net increase (decrease) in contract owners’ equity resulting from operations	76,861,381	57,012,726	17,401	11,927	1,089	(5,834)	716,988	(82,111)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	18,332,979	19,629,795	727	890	190	(38,073)	77,028	104,848
Transfers between funds	-	-	4,117	1,181	3,974	-	(68,295)	(489,645)
Surrenders (notes 2, 3, 4, 5 and 6)	(29,942,046)	(41,464,864)	7,513	39,672	674	970	(160,107)	(89,922)
Adjustments to maintain reserves	(2,474)	(11,257)	(4)	(9)	3	(5)	64	3

Net equity transactions	(11,611,541)	(21,846,326)	12,353	41,734	4,841	(37,108)	(151,310)	(474,716)

Net change in contract owners’ equity	65,249,840	35,166,400	29,754	53,661	5,930	(42,942)	565,678	(556,827)
Contract owners’ equity at beginning of period	455,384,961	420,218,561	177,336	123,675	10,071	53,013	2,059,241	2,616,068

Contract owners’ equity at end of period	$520,634,801	455,384,961	207,090	177,336	16,001	10,071	2,624,919	2,059,241

CHANGE IN UNITS:
Beginning units	17,967,986	18,470,451	11,130	8,152	1,092	5,875	78,373	102,920
Units purchased	1,973,151	3,101,108	1,055	4,671	494	(4,785)	3,185	6,951
Units surrendered	(2,380,051)	(3,603,573)	(334)	(1,693)	(21)	2	(8,072)	(31,498)

Ending units	17,561,086	17,967,986	11,851	11,130	1,565	1,092	73,486	78,373

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	ACVIP1		ACVIP2		ACVMV1		BRVGA1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$14,817	5,820	33,467	14,718	49,127	63,772	17,918	21,448
Realized gain (loss) on investments	10,929	3,256	12,758	(2,802)	73,055	(43,804)	22,270	(558)
Change in unrealized gain (loss) on investments	1,789	25,251	20,307	91,607	741,615	(33,636)	(188,769)	216,943
Reinvested capital gains	-	-	-	-	-	-	271,225	87,124

Net increase (decrease) in contract owners’ equity resulting from operations	27,535	34,327	66,532	103,523	863,797	(13,668)	122,644	324,957

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	288,015	17,164	45,180	44,929	196,659	220,951	111,639	142,121
Transfers between funds	(59,762)	9,593	61,346	(47,823)	(130,245)	(405,887)	(66,544)	6,804
Surrenders (notes 2, 3, 4, 5 and 6)	(12,884)	(51,820)	(131,903)	(283,675)	(206,371)	(310,654)	(67,810)	(89,866)
Adjustments to maintain reserves	(35)	(299)	(5)	9	1,650	7	56	(11)

Net equity transactions	215,334	(25,362)	(25,382)	(286,560)	(138,307)	(495,583)	(22,659)	59,048

Net change in contract owners’ equity	242,869	8,965	41,150	(183,037)	725,490	(509,251)	99,985	384,005
Contract owners’ equity at beginning of period	374,716	365,751	1,062,686	1,245,723	3,780,280	4,289,531	1,866,950	1,482,945

Contract owners’ equity at end of period	$617,585	374,716	1,103,836	1,062,686	4,505,770	3,780,280	1,966,935	1,866,950

CHANGE IN UNITS:
Beginning units	30,376	32,557	59,426	76,317	89,860	103,200	99,266	95,413
Units purchased	23,920	2,510	7,962	3,845	6,428	7,224	6,768	13,285
Units surrendered	(7,338)	(4,691)	(9,302)	(20,736)	(9,354)	(20,564)	(7,995)	(9,432)

Ending units	46,958	30,376	58,086	59,426	86,934	89,860	98,039	99,266

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	BRVHYI		MLVGA2		DCAP		DSIF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$20,869	12,193	34,318	32,377	7,369	13,931	98,514	104,354
Realized gain (loss) on investments	13,752	(2,743)	133,221	1,478	601,953	(56,252)	215,337	203,207
Change in unrealized gain (loss) on investments	(10,925)	10,416	(544,631)	371,110	(349,756)	267,799	1,449,547	417,883
Reinvested capital gains	894	-	644,763	150,966	184,791	145,924	374,926	402,988

Net increase (decrease) in contract owners’ equity resulting from operations	24,590	19,866	267,671	555,931	444,357	371,402	2,138,324	1,128,432

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	3,705	4,680	103,582	143,399	39,999	41,773	256,100	180,500
Transfers between funds	(139,764)	233,315	2,061,130	(150,161)	(2,083,158)	(283,933)	(142,493)	(163,801)
Surrenders (notes 2, 3, 4, 5 and 6)	(7,610)	(30,197)	(914,850)	(390,671)	(144,949)	(329,943)	(299,409)	(309,874)
Adjustments to maintain reserves	(520)	757	(6)	14	(9)	(450)	116	29

Net equity transactions	(144,189)	208,555	1,249,856	(397,419)	(2,188,117)	(572,553)	(185,686)	(293,146)

Net change in contract owners’ equity	(119,599)	228,421	1,517,527	158,512	(1,743,760)	(201,151)	1,952,638	835,286
Contract owners’ equity at beginning of period	435,744	207,323	3,170,953	3,012,441	1,743,760	1,944,911	7,604,478	6,769,192

Contract owners’ equity at end of period	$316,145	435,744	4,688,480	3,170,953	-	1,743,760	9,557,116	7,604,478

CHANGE IN UNITS:
Beginning units	35,001	17,863	123,815	142,097	40,427	55,772	180,791	189,913
Units purchased	8,295	22,301	86,619	8,542	822	2,023	9,569	10,919
Units surrendered	(19,189)	(5,163)	(38,618)	(26,824)	(41,249)	(17,368)	(13,418)	(20,041)

Ending units	24,107	35,001	171,816	123,815	-	40,427	176,942	180,791

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	DVSCS		DWVSVS		DFVGB		DFVGMI
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$28,553	30,625	2,038	2,574	1,823	57	1,682	1,061
Realized gain (loss) on investments	42,160	30,275	89	(14,525)	(468)	(1,044)	1,816	368
Change in unrealized gain (loss) on investments	817,423	112,054	91,860	(10,590)	(3,880)	3,869	7,441	7,942
Reinvested capital gains	58,468	174,383	-	14,677	24	-	3,770	1,147

Net increase (decrease) in contract owners’ equity resulting from operations	946,604	347,337	93,987	(7,864)	(2,501)	2,882	14,709	10,518

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	98,658	98,550	12,733	13,831	13,084	14,698	6,850	6,639
Transfers between funds	(85,077)	81,146	(12,228)	3,846	41,239	(6,442)	6,348	330
Surrenders (notes 2, 3, 4, 5 and 6)	(176,738)	(407,206)	(38,742)	(21,969)	(23,155)	3,962	(11,179)	(29,319)
Adjustments to maintain reserves	(683)	(492)	20	(2)	(20)	32	(15)	8

Net equity transactions	(163,840)	(228,002)	(38,217)	(4,294)	31,148	12,250	2,004	(22,342)

Net change in contract owners’ equity	782,764	119,335	55,770	(12,158)	28,647	15,132	16,713	(11,824)
Contract owners’ equity at beginning of period	3,669,140	3,549,805	287,604	299,762	216,095	200,963	102,311	114,135

Contract owners’ equity at end of period	$4,451,904	3,669,140	343,374	287,604	244,742	216,095	119,024	102,311

CHANGE IN UNITS:
Beginning units	91,724	98,180	15,516	15,820	18,066	17,046	7,660	9,510
Units purchased	2,601	8,280	663	1,052	4,907	3,407	1,033	777
Units surrendered	(6,098)	(14,736)	(2,356)	(1,356)	(2,297)	(2,387)	(890)	(2,627)

Ending units	88,227	91,724	13,823	15,516	20,676	18,066	7,803	7,660

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	DFVIPS		DFVIS		DFVIV		DFVSTF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$8,114	1,970	6,735	4,194	8,056	3,735	13	354
Realized gain (loss) on investments	4,047	5,197	436	(6,587)	691	(74,212)	(304)	(614)
Change in unrealized gain (loss) on investments	(3,900)	7,693	7,886	22,049	21,844	19,942	(189)	908
Reinvested capital gains	1,457	1,040	18,164	3,694	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	9,718	15,900	33,221	23,350	30,591	(50,535)	(480)	648

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	5,451	46,431	17,449	18,100	16,858	19,806	8,299	9,934
Transfers between funds	(13,960)	17,906	2,677	(2,812)	(3,545)	(46,754)	140,334	(42,482)
Surrenders (notes 2, 3, 4, 5 and 6)	(9,758)	(88,834)	(13,113)	(13,103)	(8,477)	(91,944)	(5,881)	(52,989)
Adjustments to maintain reserves	7	(233)	17	(9)	8	(262)	-	3

Net equity transactions	(18,260)	(24,730)	7,030	2,176	4,844	(119,154)	142,752	(85,534)

Net change in contract owners’ equity	(8,542)	(8,830)	40,251	25,526	35,435	(169,689)	142,272	(84,886)
Contract owners’ equity at beginning of period	188,515	197,345	228,704	203,178	170,636	340,325	63,969	148,855

Contract owners’ equity at end of period	$179,973	188,515	268,955	228,704	206,071	170,636	206,241	63,969

CHANGE IN UNITS:
Beginning units	15,298	17,891	11,438	11,118	11,535	22,600	5,934	13,891
Units purchased	859	6,051	905	3,260	1,006	5,097	13,780	1,199
Units surrendered	(2,324)	(8,644)	(602)	(2,940)	(747)	(16,162)	(546)	(9,156)

Ending units	13,833	15,298	11,741	11,438	11,794	11,535	19,168	5,934

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	DFVULV		DFVUTV		DSGIBA		FQB
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$8,514	8,123	6,457	2,710	17,068	17,013	30,880	31,738
Realized gain (loss) on investments	4,261	152	5,655	(6,184)	(38)	(9,161)	(814)	279
Change in unrealized gain (loss) on investments	97,109	(46,035)	46,010	19,963	48,814	31,795	(57,916)	55,847
Reinvested capital gains	-	-	32,431	-	10,323	12,529	10,710	3,399

Net increase (decrease) in contract owners’ equity resulting from operations	109,884	(37,760)	90,553	16,489	76,167	52,176	(17,140)	91,263

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	27,665	34,242	37,742	25,383	98,607	92,269	46,271	50,152
Transfers between funds	(5,021)	(40,565)	193,893	(5,325)	14,108	8,321	100,340	(48,895)
Surrenders (notes 2, 3, 4, 5 and 6)	(20,676)	(97,340)	(23,848)	(9,582)	(23,626)	(15,636)	(57,731)	(35,771)
Adjustments to maintain reserves	25	(212)	35	(19)	11	3	21	(10)

Net equity transactions	1,993	(103,875)	207,822	10,457	89,100	84,957	88,901	(34,524)

Net change in contract owners’ equity	111,877	(141,635)	298,375	26,946	165,267	137,133	71,761	56,739
Contract owners’ equity at beginning of period	405,362	546,997	184,140	157,194	676,524	539,391	1,214,979	1,158,240

Contract owners’ equity at end of period	$517,239	405,362	482,515	184,140	841,791	676,524	1,286,740	1,214,979

CHANGE IN UNITS:
Beginning units	16,240	21,613	7,950	7,057	46,428	40,081	60,526	62,384
Units purchased	1,103	2,117	8,509	1,875	7,393	9,011	8,126	4,652
Units surrendered	(1,031)	(7,490)	(1,545)	(982)	(1,755)	(2,664)	(3,644)	(6,510)

Ending units	16,312	16,240	14,914	7,950	52,066	46,428	65,008	60,526

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FCS		FEIS		FEMS		FF10S
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$398	507	115,222	86,773	8,664	1,523	9,153	10,754
Realized gain (loss) on investments	40,578	1,994	59,281	(72,190)	5,197	(8,002)	16,473	22,723
Change in unrealized gain (loss) on investments	57,024	73,479	484,213	54,498	(75,322)	17,353	(4,591)	35,656
Reinvested capital gains	130,766	1,081	708,317	233,136	40,497	24,550	33,239	38,066

Net increase (decrease) in contract owners’ equity resulting from operations	228,766	77,061	1,367,033	302,217	(20,964)	35,424	54,274	107,199

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	39,643	83,275	242,801	188,896	6,786	5,024	20,261	23,736
Transfers between funds	256,847	547,990	(146,350)	(144,834)	209,709	(30,754)	(2,444)	13,670
Surrenders (notes 2, 3, 4, 5 and 6)	(39,550)	(44,896)	(386,411)	(366,395)	(10,010)	(13,027)	(65,044)	(64,262)
Adjustments to maintain reserves	2	6	2	(172)	36	5	(3,703)	407

Net equity transactions	256,942	586,375	(289,958)	(322,505)	206,521	(38,752)	(50,930)	(26,449)

Net change in contract owners’ equity	485,708	663,436	1,077,075	(20,288)	185,557	(3,328)	3,344	80,750
Contract owners’ equity at beginning of period	772,618	109,182	5,621,272	5,641,560	230,152	233,480	964,413	883,663

Contract owners’ equity at end of period	$1,258,326	772,618	6,698,347	5,621,272	415,709	230,152	967,757	964,413

CHANGE IN UNITS:
Beginning units	15,533	2,863	192,646	205,997	16,290	21,677	36,523	37,612
Units purchased	5,970	13,775	12,472	11,895	14,528	8,580	767	1,579
Units surrendered	(1,694)	(1,105)	(21,217)	(25,246)	(707)	(13,967)	(2,647)	(2,668)

Ending units	19,809	15,533	183,901	192,646	30,111	16,290	34,643	36,523

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FF20S		FF30S		FGS		FIGBS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$41,669	45,479	57,603	55,160	-	4,385	84,946	99,235
Realized gain (loss) on investments	114,668	20,358	153,887	158,924	421,276	537,012	63,312	42,494
Change in unrealized gain (loss) on investments	(8,176)	268,610	201,618	300,839	(432,731)	1,577,531	(303,426)	261,399
Reinvested capital gains	224,944	184,103	239,299	237,371	2,027,399	683,711	121,328	1,753

Net increase (decrease) in contract owners’ equity resulting from operations	373,105	518,550	652,407	752,294	2,015,944	2,802,639	(33,840)	404,881

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	78,204	141,007	246,114	313,464	331,864	341,150	170,805	176,750
Transfers between funds	9,662	500,421	42,834	(239,295)	(224,350)	652,898	(82,426)	391,487
Surrenders (notes 2, 3, 4, 5 and 6)	(438,445)	(99,995)	(369,056)	(431,466)	(631,632)	(1,278,768)	(453,233)	(883,531)
Adjustments to maintain reserves	(24)	3	24	(8)	(1,318)	96	(675)	(761)

Net equity transactions	(350,603)	541,436	(80,084)	(357,305)	(525,436)	(284,624)	(365,529)	(316,055)

Net change in contract owners’ equity	22,502	1,059,986	572,323	394,989	1,490,508	2,518,015	(399,369)	88,826
Contract owners’ equity at beginning of period	4,197,492	3,137,506	5,402,336	5,007,347	8,920,886	6,402,871	4,673,139	4,584,313

Contract owners’ equity at end of period	$4,219,994	4,197,492	5,974,659	5,402,336	10,411,394	8,920,886	4,273,770	4,673,139

CHANGE IN UNITS:
Beginning units	142,512	122,412	163,443	176,878	149,928	154,665	231,344	247,950
Units purchased	21,007	25,653	18,382	11,971	8,673	22,921	18,604	31,655
Units surrendered	(32,634)	(5,553)	(20,780)	(25,406)	(16,437)	(27,658)	(36,833)	(48,261)

Ending units	130,885	142,512	161,045	163,443	142,164	149,928	213,115	231,344

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FMCS		FNRS2		FOS		FRESS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$48,393	39,904	76,995	57,873	14,831	9,014	1,180	2,088
Realized gain (loss) on investments	226,270	2,341	(123,476)	(259,053)	57,769	18,742	1,167	(3,889)
Change in unrealized gain (loss) on investments	353,877	1,283,182	1,301,707	(885,409)	264,235	350,018	34,846	(13,955)
Reinvested capital gains	1,520,215	-	-	-	248,135	11,764	704	5,230

Net increase (decrease) in contract owners’ equity resulting from operations	2,148,755	1,325,427	1,255,226	(1,086,589)	584,970	389,538	37,897	(10,526)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	256,271	320,073	111,447	183,440	91,119	91,656	7,156	8,060
Transfers between funds	(178,360)	(186,225)	290,909	(6,623)	74,439	29,325	(1,045)	84
Surrenders (notes 2, 3, 4, 5 and 6)	(895,513)	(503,223)	(242,937)	(244,309)	(196,429)	(215,882)	(10,276)	(33,745)
Adjustments to maintain reserves	(298)	(17)	29	(29)	66	32	(1)	4

Net equity transactions	(817,900)	(369,392)	159,448	(67,521)	(30,805)	(94,869)	(4,166)	(25,597)

Net change in contract owners’ equity	1,330,855	956,035	1,414,674	(1,154,110)	554,165	294,669	33,731	(36,123)
Contract owners’ equity at beginning of period	8,706,819	7,750,784	2,334,992	3,489,102	2,989,242	2,694,573	99,523	135,646

Contract owners’ equity at end of period	$10,037,674	8,706,819	3,749,666	2,334,992	3,543,407	2,989,242	133,254	99,523

CHANGE IN UNITS:
Beginning units	207,746	218,295	206,833	207,444	204,051	212,436	8,973	11,422
Units purchased	6,987	12,958	36,091	32,543	13,099	12,617	550	1,181
Units surrendered	(23,904)	(23,507)	(28,399)	(33,154)	(14,864)	(21,002)	(871)	(3,630)

Ending units	190,829	207,746	214,525	206,833	202,286	204,051	8,652	8,973

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FVSS		FTVDM2		FTVFA1		FTVFA2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$3,729	1,887	13,374	50,064	1,263	934	12,517	11,992
Realized gain (loss) on investments	6,180	(44,388)	36,802	(6,277)	(1,638)	(3,119)	(5,672)	(96,367)
Change in unrealized gain (loss) on investments	32,344	28,427	(163,848)	131,676	7,394	(6,810)	72,710	(50,329)
Reinvested capital gains	22,128	9,863	30,651	31,419	-	14,107	-	213,669

Net increase (decrease) in contract owners’ equity resulting from operations	64,381	(4,211)	(83,021)	206,882	7,019	5,112	79,555	78,965

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	6,044	30,961	46,157	63,368	6,232	6,109	6,150	6,335
Transfers between funds	58,446	(31,703)	104,083	(37,838)	(2,124)	(7,437)	(1,358)	(31,290)
Surrenders (notes 2, 3, 4, 5 and 6)	(32,160)	(16,871)	(151,023)	(86,033)	(5,977)	(2,759)	(22,691)	(294,470)
Adjustments to maintain reserves	(2)	5	9	2	33	(2)	(3)	(12)

Net equity transactions	32,328	(17,608)	(774)	(60,501)	(1,836)	(4,089)	(17,902)	(319,437)

Net change in contract owners’ equity	96,709	(21,819)	(83,795)	146,381	5,183	1,023	61,653	(240,472)
Contract owners’ equity at beginning of period	180,630	202,449	1,488,096	1,341,715	60,060	59,037	687,342	927,814

Contract owners’ equity at end of period	$277,339	180,630	1,404,301	1,488,096	65,243	60,060	748,995	687,342

CHANGE IN UNITS:
Beginning units	5,742	6,962	95,235	100,606	2,987	3,294	34,585	52,167
Units purchased	1,712	1,267	9,918	6,416	300	346	759	917
Units surrendered	(849)	(2,487)	(9,824)	(11,787)	(385)	(653)	(1,599)	(18,499)

Ending units	6,605	5,742	95,329	95,235	2,902	2,987	33,745	34,585

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FTVGB1		FTVGI2		FTVIS1		FTVIS2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	71,475	-	180,420	17,267	19,068	117,440	133,342
Realized gain (loss) on investments	(37,554)	(16,181)	(46,903)	(118,464)	3,515	(5,216)	(2,710)	(56,092)
Change in unrealized gain (loss) on investments	4,874	(102,646)	(48,808)	(184,097)	33,574	(22,390)	268,651	(84,519)
Reinvested capital gains	-	-	-	-	-	257	-	1,889

Net increase (decrease) in contract owners’ equity resulting from operations	(32,680)	(47,352)	(95,711)	(122,141)	54,356	(8,281)	383,381	(5,380)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	69,790	34,953	72,199	77,488	57,467	37,627	61,483	70,446
Transfers between funds	(52,508)	11,190	(11,548)	(180,173)	(70,429)	(2,814)	43,117	(95,065)
Surrenders (notes 2, 3, 4, 5 and 6)	(65,414)	(281,015)	(106,610)	(247,699)	(24,013)	(52,625)	(143,189)	(178,333)
Adjustments to maintain reserves	(115)	(1,042)	4	(3)	3	134	(8)	(2)

Net equity transactions	(48,247)	(235,914)	(45,955)	(350,387)	(36,972)	(17,678)	(38,597)	(202,954)

Net change in contract owners’ equity	(80,927)	(283,266)	(141,666)	(472,528)	17,384	(25,959)	344,784	(208,334)
Contract owners’ equity at beginning of period	690,313	973,579	1,927,494	2,400,022	312,127	338,086	2,288,077	2,496,411

Contract owners’ equity at end of period	$609,386	690,313	1,785,828	1,927,494	329,511	312,127	2,632,861	2,288,077

CHANGE IN UNITS:
Beginning units	61,235	81,981	193,243	227,910	18,489	20,221	102,370	112,466
Units purchased	10,933	5,805	10,661	12,115	3,349	2,872	4,787	5,576
Units surrendered	(15,491)	(26,551)	(15,455)	(46,782)	(5,156)	(4,604)	(6,265)	(15,672)

Ending units	56,677	61,235	188,449	193,243	16,682	18,489	100,892	102,370

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FTVRDI		FTVSVI		TIF2		GVGMNS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$38,470	44,257	70,059	78,675	33,151	49,180	-	82
Realized gain (loss) on investments	1,149,359	43,902	(152,382)	(85,262)	(23,245)	(111,998)	175	(2,651)
Change in unrealized gain (loss) on investments	(470,300)	241,863	1,339,837	12,359	57,215	25,124	149	1,865
Reinvested capital gains	116,467	152,931	156,251	281,922	-	-	4,619	425

Net increase (decrease) in contract owners’ equity resulting from operations	833,996	482,953	1,413,765	287,694	67,121	(37,694)	4,943	(279)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	66,842	70,294	116,178	118,787	65,490	71,190	1,322	1,072
Transfers between funds	(4,146,990)	(22,680)	(343,945)	32,376	121,061	(49,074)	51	1,098
Surrenders (notes 2, 3, 4, 5 and 6)	(154,337)	(126,527)	(405,600)	(250,829)	(102,253)	(122,427)	1,772	(10,221)
Adjustments to maintain reserves	9	2	11	5	5	(170)	10	(5)

Net equity transactions	(4,234,476)	(78,911)	(633,356)	(99,661)	84,303	(100,481)	3,155	(8,056)

Net change in contract owners’ equity	(3,400,480)	404,042	780,409	188,033	151,424	(138,175)	8,098	(8,335)
Contract owners’ equity at beginning of period	3,400,480	2,996,438	5,588,629	5,400,596	1,642,819	1,780,994	30,352	38,687

Contract owners’ equity at end of period	$-	3,400,480	6,369,038	5,588,629	1,794,243	1,642,819	38,450	30,352

CHANGE IN UNITS:
Beginning units	82,555	84,551	158,094	161,036	171,000	183,230	2,012	2,670
Units purchased	2,053	3,441	3,716	9,418	21,726	16,097	335	2,471
Units surrendered	(84,608)	(5,437)	(18,441)	(12,360)	(13,427)	(28,327)	(153)	(3,129)

Ending units	-	82,555	143,369	158,094	179,299	171,000	2,194	2,012

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GVMSAS		RVARS		ACEG		AVMCCI
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$217	83	-	1,893	-	510	313	385
Realized gain (loss) on investments	62	(11)	543	6,884	24,972	10,715	(106)	(3,063)
Change in unrealized gain (loss) on investments	230	200	7,324	5,036	(29,044)	167,195	13,827	(5,204)
Reinvested capital gains	-	-	4,073	-	110,121	53,247	-	10,900

Net increase (decrease) in contract owners’ equity resulting from operations	509	272	11,940	13,813	106,049	231,667	14,034	3,018

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,313	1,286	10,082	13,433	17,004	70,711	691	691
Transfers between funds	9,323	464	11,650	(22,529)	4,926	(53,483)	(551)	(366)
Surrenders (notes 2, 3, 4, 5 and 6)	(1,088)	(698)	(6,467)	(82,589)	(52,816)	(62,655)	(1,222)	(9,620)
Adjustments to maintain reserves	6	(5)	(12)	(201)	37	(27)	(3)	4

Net equity transactions	9,554	1,047	15,253	(91,886)	(30,849)	(45,454)	(1,085)	(9,291)

Net change in contract owners’ equity	10,063	1,319	27,193	(78,073)	75,200	186,213	12,949	(6,273)
Contract owners’ equity at beginning of period	4,551	3,232	143,872	221,945	883,120	696,907	60,722	66,995

Contract owners’ equity at end of period	$14,614	4,551	171,065	143,872	958,320	883,120	73,671	60,722

CHANGE IN UNITS:
Beginning units	413	313	12,226	20,254	23,231	26,097	2,956	3,563
Units purchased	947	168	1,740	1,145	854	1,214	29	40
Units surrendered	(95)	(68)	(519)	(9,173)	(1,562)	(4,080)	(75)	(647)

Ending units	1,265	413	13,447	12,226	22,523	23,231	2,910	2,956

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	IVBRA1		OVAG		OVGI		OVGS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$61,090	122,210	-	-	42,252	72,031	-	33,796
Realized gain (loss) on investments	(1,111)	(58,836)	39,152	26,469	1,345,027	(19,282)	99,155	35,251
Change in unrealized gain (loss) on investments	42,003	(9,297)	74,436	470,704	(286,660)	122,267	453,863	1,005,322
Reinvested capital gains	60,851	78,783	190,425	-	344,440	474,367	323,433	176,085

Net increase (decrease) in contract owners’ equity resulting from operations	162,833	132,860	304,013	497,173	1,445,059	649,383	876,451	1,250,454

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	89,523	80,042	32,904	18,256	134,249	159,644	177,898	194,713
Transfers between funds	11,459	(239,149)	92,523	989,958	(6,546,703)	(182,165)	77,874	(442,865)
Surrenders (notes 2, 3, 4, 5 and 6)	68,982	(174,183)	(44,742)	(8,304)	(330,504)	(682,461)	(318,522)	(494,265)
Adjustments to maintain reserves	6	(6)	29	(4)	(285)	20	(12)	(109)

Net equity transactions	169,970	(333,296)	80,714	999,906	(6,743,243)	(704,962)	(62,762)	(742,526)

Net change in contract owners’ equity	332,803	(200,436)	384,727	1,497,079	(5,298,184)	(55,579)	813,689	507,928
Contract owners’ equity at beginning of period	1,638,866	1,839,302	1,497,079	-	5,298,184	5,353,763	5,688,323	5,180,395

Contract owners’ equity at end of period	$1,971,669	1,638,866	1,881,806	1,497,079	-	5,298,184	6,502,012	5,688,323

CHANGE IN UNITS:
Beginning units	113,421	140,308	100,972	-	140,620	161,907	181,966	211,518
Units purchased	15,323	10,255	10,681	106,360	4,821	6,724	9,597	10,194
Units surrendered	(4,180)	(37,142)	(5,086)	(5,388)	(145,441)	(28,011)	(11,464)	(39,746)

Ending units	124,564	113,421	106,567	100,972	-	140,620	180,099	181,966

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	OVIG		OVSB		OVSC		WRASP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	13,062	17,429	20,113	11,911	14,878	64,244	72,856
Realized gain (loss) on investments	13,208	(3,825)	(2,434)	(3,976)	101,954	(130,356)	(1,288)	(205,175)
Change in unrealized gain (loss) on investments	(18,675)	308,288	(27,407)	(4,606)	316,671	463,952	(78,319)	534,602
Reinvested capital gains	176,543	19,292	-	-	200,312	33,701	414,542	60,031

Net increase (decrease) in contract owners’ equity resulting from operations	171,076	336,817	(12,412)	11,531	630,848	382,175	399,179	462,314

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	88,565	66,904	22,074	22,812	95,226	145,545	154,810	202,706
Transfers between funds	371,023	595,625	24,782	(6,311)	(132,014)	(638,243)	(6,599)	(503,300)
Surrenders (notes 2, 3, 4, 5 and 6)	(21,922)	(92,069)	(25,477)	(25,733)	(139,403)	(223,118)	(265,920)	(340,432)
Adjustments to maintain reserves	78	(4)	(5)	3	371	(54)	24	(7)

Net equity transactions	437,744	570,456	21,374	(9,229)	(175,820)	(715,870)	(117,685)	(641,033)

Net change in contract owners’ equity	608,820	907,273	8,962	2,302	455,028	(333,695)	281,494	(178,719)
Contract owners’ equity at beginning of period	1,640,134	732,861	362,838	360,536	2,836,574	3,170,269	3,835,544	4,014,263

Contract owners’ equity at end of period	$2,248,954	1,640,134	371,800	362,838	3,291,602	2,836,574	4,117,038	3,835,544

CHANGE IN UNITS:
Beginning units	111,939	60,772	28,634	29,420	66,044	88,523	203,887	243,000
Units purchased	31,562	59,700	3,999	2,214	3,269	5,542	8,637	15,644
Units surrendered	(4,242)	(8,533)	(2,255)	(3,000)	(6,778)	(28,021)	(14,365)	(54,757)

Ending units	139,259	111,939	30,378	28,634	62,535	66,044	198,159	203,887

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	WRBDP		WRBP		WRGNR		WRHIP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$102	115	86	88	41	40	44,692	61,547
Realized gain (loss) on investments	(2)	(1)	108	25	(8)	(15)	(1,746)	(19,530)
Change in unrealized gain (loss) on investments	(353)	364	571	525	553	(289)	1,482	(3,548)
Reinvested capital gains	208	-	526	334	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(45)	478	1,291	972	586	(264)	44,428	38,469

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	459	471	1,533	1,533	306	306	35,425	63,181
Transfers between funds	-	-	(133)	86	-	-	4,595	(131,936)
Surrenders (notes 2, 3, 4, 5 and 6)	(59)	(67)	(670)	(785)	(29)	(25)	(53,429)	(160,388)
Adjustments to maintain reserves	24	(10)	14	(15)	13	10	20	(55)

Net equity transactions	424	394	744	819	290	291	(13,389)	(229,198)

Net change in contract owners’ equity	379	872	2,035	1,791	876	27	31,039	(190,729)
Contract owners’ equity at beginning of period	5,250	4,378	7,801	6,010	2,217	2,190	732,404	923,133

Contract owners’ equity at end of period	$5,629	5,250	9,836	7,801	3,093	2,217	763,443	732,404

CHANGE IN UNITS:
Beginning units	295	273	298	262	474	412	28,907	38,631
Units purchased	27	27	54	71	54	68	2,148	4,181
Units surrendered	(3)	(5)	(28)	(35)	(6)	(6)	(2,645)	(13,905)

Ending units	319	295	324	298	522	474	28,410	28,907

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	WRMCG		WRPAP		WRPMAP		WRSCP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	-	342	218	317	213	56	-
Realized gain (loss) on investments	178,410	60,780	(38)	(103)	(22)	(45)	15	(2)
Change in unrealized gain (loss) on investments	(91,869)	300,943	2,268	528	1,535	235	(534)	1,461
Reinvested capital gains	179,657	45,657	1,007	1,885	790	1,538	688	-

Net increase (decrease) in contract owners’ equity resulting from operations	266,198	407,380	3,579	2,528	2,620	1,941	225	1,459

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	31,448	104,041	1,650	1,712	2,982	2,982	306	306
Transfers between funds	7,193	380,129	-	-	-	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(93,923)	(37,441)	(455)	(445)	(1,447)	(2,182)	(69)	(60)
Adjustments to maintain reserves	5	(2)	70	(24)	(5)	(12)	23	(7)

Net equity transactions	(55,277)	446,727	1,265	1,243	1,530	788	260	239

Net change in contract owners’ equity	210,921	854,107	4,844	3,771	4,150	2,729	485	1,698
Contract owners’ equity at beginning of period	1,461,496	607,389	18,486	14,715	14,890	12,161	5,639	3,941

Contract owners’ equity at end of period	$1,672,417	1,461,496	23,330	18,486	19,040	14,890	6,124	5,639

CHANGE IN UNITS:
Beginning units	25,105	15,546	671	618	585	550	158	152
Units purchased	1,527	11,251	56	72	107	136	9	9
Units surrendered	(1,942)	(1,692)	(15)	(19)	(52)	(101)	(2)	(3)

Ending units	24,690	25,105	712	671	640	585	165	158

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	WRSTP		JACAS		JAEI		JAGTS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	-	-	6,106	6,760	1,225	8,258	158
Realized gain (loss) on investments	164	179	327,470	134,125	32,301	16,606	804,927	646,622
Change in unrealized gain (loss) on investments	(2,195)	1,628	89,695	868,667	114,371	245,913	(591,116)	1,187,564
Reinvested capital gains	3,777	1,154	672,369	279,878	178,387	121,842	946,808	459,347

Net increase (decrease) in contract owners’ equity resulting from operations	1,746	2,961	1,089,534	1,288,776	331,819	385,586	1,168,877	2,293,691

Equity transactions:
Purchase payments received frompolicyholders (notes 2 and 6)	880	880	70,930	76,447	111,606	124,191	305,089	404,192
Transfers between funds	(261)	(539)	75,873	192,872	74,635	540,734	387,303	(133,272)
Surrenders (notes 2, 3, 4, 5 and 6)	(318)	(455)	(202,825)	(104,755)	(122,247)	(145,898)	(702,915)	(539,191)
Adjustments to maintain reserves	43	4	12	(78)	21	3	(77)	120

Net equity transactions	344	(110)	(56,010)	164,486	64,015	519,030	(10,600)	(268,151)

Net change in contract owners’ equity	2,090	2,851	1,033,524	1,453,262	395,834	904,616	1,158,277	2,025,540
Contract owners’ equity at beginning of period	11,573	8,722	4,703,034	3,249,772	1,964,737	1,060,121	6,949,467	4,923,927

Contract owners’ equity at end of period	$13,663	11,573	5,736,558	4,703,034	2,360,571	1,964,737	8,107,744	6,949,467

CHANGE IN UNITS:
Beginning units	199	203	80,036	76,892	104,871	67,605	122,836	131,184
Units purchased	14	18	2,886	8,596	10,414	55,700	23,452	23,677
Units surrendered	(9)	(22)	(3,294)	(5,452)	(7,437)	(18,434)	(24,577)	(32,025)

Ending units	204	199	79,628	80,036	107,848	104,871	121,711	122,836

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	JAIGS		LOVTRC		MNDIC		MV2IGI
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$28,297	27,037	14,647	13,053	-	-	4,086	13,431
Realized gain (loss) on investments	114,464	42,030	1,376	3,950	136,930	66,347	29,853	570,698
Change in unrealized gain (loss) on investments	188,796	264,007	(22,305)	7,811	(399,390)	399,499	133,155	(512,027)
Reinvested capital gains	-	-	5,011	10,387	309,921	143,733	217,592	284,492

Net increase (decrease) in contract owners’ equity resulting from operations	331,557	333,074	(1,271)	35,201	47,461	609,579	384,686	356,594

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	111,032	77,889	69,207	18,719	48,046	104,884	26,742	27,460
Transfers between funds	(62,433)	(298,256)	146,148	80,697	125,149	(445,400)	(7,632)	(1,874,310)
Surrenders (notes 2, 3, 4, 5 and 6)	(136,469)	(130,717)	(29,895)	8,694	(87,365)	(114,370)	(92,556)	(132,231)
Adjustments to maintain reserves	(59)	(265)	40	(5)	(34)	27	(15)	15

Net equity transactions	(87,929)	(351,349)	185,500	108,105	85,796	(454,859)	(73,461)	(1,979,066)

Net change in contract owners’ equity	243,628	(18,275)	184,229	143,306	133,257	154,720	311,225	(1,622,472)
Contract owners’ equity at beginning of period	2,560,895	2,579,170	565,915	422,609	1,814,821	1,660,101	1,494,450	3,116,922

Contract owners’ equity at end of period	$2,804,523	2,560,895	750,144	565,915	1,948,078	1,814,821	1,805,675	1,494,450

CHANGE IN UNITS:
Beginning units	183,388	214,294	46,984	37,692	48,470	64,683	64,365	164,483
Units purchased	15,528	8,666	18,504	11,292	6,601	3,874	1,125	3,670
Units surrendered	(21,634)	(39,572)	(3,056)	(2,000)	(3,962)	(20,087)	(3,755)	(103,788)

Ending units	177,282	183,388	62,432	46,984	51,109	48,470	61,735	64,365

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	MV3MVI		MVFIC		MVIGIC		MVIVIC
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$854	64	128,616	136,743	366	219	3,248	8,290
Realized gain (loss) on investments	1,939	3	309,824	(49,685)	1,491	(97)	30,028	55,033
Change in unrealized gain (loss) on investments	10,113	748	1,567,919	(335,220)	1,399	4,212	38,772	76,389
Reinvested capital gains	724	216	214,179	383,245	2,985	199	25,451	16,705

Net increase (decrease) in contract owners’ equity resulting from operations	13,630	1,031	2,220,538	135,083	6,241	4,533	97,499	156,417

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	4,592	5,000	261,410	308,305	3,567	6,259	66,561	49,290
Transfers between funds	102,898	-	(704,973)	(1,282,099)	12,396	32,191	13,165	(76,337)
Surrenders (notes 2, 3, 4, 5 and 6)	(9,083)	(61)	(482,399)	(720,980)	(2,574)	(1,444)	(57,959)	(132,236)
Adjustments to maintain reserves	7	(5)	(201)	(132)	(6)	(2)	(13)	(211)

Net equity transactions	98,414	4,934	(926,163)	(1,694,906)	13,383	37,004	21,754	(159,494)

Net change in contract owners’ equity	112,044	5,965	1,294,375	(1,559,823)	19,624	41,537	119,253	(3,077)
Contract owners’ equity at beginning of period	5,965	-	9,036,029	10,595,852	49,463	7,926	887,061	890,138

Contract owners’ equity at end of period	$118,009	5,965	10,330,404	9,036,029	69,087	49,463	1,006,314	887,061

CHANGE IN UNITS:
Beginning units	433	-	249,746	303,035	3,895	723	33,060	39,983
Units purchased	6,665	438	9,920	15,348	1,324	3,350	3,483	5,113
Units surrendered	(558)	(5)	(32,073)	(68,637)	(240)	(178)	(2,619)	(12,036)

Ending units	6,540	433	227,593	249,746	4,979	3,895	33,924	33,060

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	MVIVSC		MSVFI		DTRTFB		EIF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$4,114	20,722	21,558	13,719	911	817	63,724	65,673
Realized gain (loss) on investments	79,731	222,158	2,110	3,939	46	1,963	137,170	202,076
Change in unrealized gain (loss) on investments	128,484	179,375	(61,137)	14,098	(1,210)	1,052	587,496	(275,457)
Reinvested capital gains	79,774	54,211	35,732	5,015	113	-	49,797	164,648

Net increase (decrease) in contract owners’ equity resulting from operations	292,103	476,466	(1,737)	36,771	(140)	3,832	838,187	156,940

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	74,158	131,183	20,609	16,322	4,872	5,147	155,739	246,718
Transfers between funds	(56,898)	(606,697)	37,676	35,416	-	2,012	183,254	(42,539)
Surrenders (notes 2, 3, 4, 5 and 6)	(134,454)	(259,749)	(50,975)	(27,960)	2,565	(29,466)	(254,694)	(311,857)
Adjustments to maintain reserves	(16)	10	(521)	45	(2)	2	(26)	(6)

Net equity transactions	(117,210)	(735,253)	6,789	23,823	7,435	(22,305)	84,273	(107,684)

Net change in contract owners’ equity	174,893	(258,787)	5,052	60,594	7,295	(18,473)	922,460	49,256
Contract owners’ equity at beginning of period	2,858,187	3,116,974	522,242	461,648	33,420	51,893	4,162,519	4,113,263

Contract owners’ equity at end of period	$3,033,080	2,858,187	527,294	522,242	40,715	33,420	5,084,979	4,162,519

CHANGE IN UNITS:
Beginning units	93,934	123,138	26,313	25,074	2,968	4,781	134,870	138,111
Units purchased	3,547	6,820	3,414	3,027	869	1,944	10,371	11,248
Units surrendered	(7,088)	(36,024)	(3,073)	(1,788)	(205)	(3,757)	(8,274)	(14,489)

Ending units	90,393	93,934	26,654	26,313	3,632	2,968	136,967	134,870

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GBF		GEM		GIG		GVAAA2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$49,245	63,069	33,829	57,970	18,041	7,928	131,909	143,900
Realized gain (loss) on investments	12,206	38,617	101,188	58,162	58,678	(18,069)	133,640	104,098
Change in unrealized gain (loss) on investments	(123,723)	108,593	(392,531)	268,445	23,918	56,815	1,254,255	167,731
Reinvested capital gains	-	-	-	-	-	-	72,193	744,032

Net increase (decrease) in contract owners’ equity resulting from operations	(62,272)	210,279	(257,514)	384,577	100,637	46,674	1,591,997	1,159,761

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	316,980	166,270	144,670	170,082	40,722	38,677	857,663	754,165
Transfers between funds	(140,914)	211,132	5,030	(119,681)	(151,014)	(207,554)	91,821	240,626
Surrenders (notes 2, 3, 4, 5 and 6)	(211,976)	(1,447,228)	(177,898)	(257,391)	(43,093)	(30,399)	(808,776)	(1,351,394)
Adjustments to maintain reserves	(701)	(385)	(32)	(393)	79	(2)	6,759	(714)

Net equity transactions	(36,611)	(1,070,211)	(28,230)	(207,383)	(153,306)	(199,278)	147,467	(357,317)

Net change in contract owners’ equity	(98,883)	(859,932)	(285,744)	177,194	(52,669)	(152,604)	1,739,464	802,444
Contract owners’ equity at beginning of period	3,014,455	3,874,387	3,583,503	3,406,309	763,489	916,093	10,858,594	10,056,150

Contract owners’ equity at end of period	$2,915,572	3,014,455	3,297,759	3,583,503	710,820	763,489	12,598,058	10,858,594

CHANGE IN UNITS:
Beginning units	177,788	242,404	249,676	268,892	57,054	73,894	403,046	418,042
Units purchased	26,274	27,670	17,344	19,454	3,354	4,776	34,625	45,667
Units surrendered	(28,452)	(92,286)	(19,224)	(38,670)	(13,262)	(21,616)	(30,022)	(60,663)

Ending units	175,610	177,788	247,796	249,676	47,146	57,054	407,649	403,046

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GVABD2		GVAGG2		GVAGI2		GVAGR2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$19,792	16,899	-	25,034	26,658	30,865	-	47,351
Realized gain (loss) on investments	1,036	3,897	204,233	54,027	60,910	65,837	242,580	188,884
Change in unrealized gain (loss) on investments	(33,165)	51,900	390,955	735,618	372,857	(46,443)	1,444,016	2,085,424
Reinvested capital gains	5,508	545	129,238	255,216	46,091	190,570	159,804	620,079

Net increase (decrease) in contract owners’ equity resulting from operations	(6,829)	73,241	724,426	1,069,895	506,516	240,829	1,846,400	2,941,738

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	34,070	36,501	128,714	124,142	60,873	53,566	181,188	243,463
Transfers between funds	163,922	(23,346)	(140,228)	(2,624)	223,524	45,593	122,740	95,740
Surrenders (notes 2, 3, 4, 5 and 6)	(22,177)	(27,737)	(250,138)	(485,855)	(206,408)	(179,371)	(486,541)	(351,483)
Adjustments to maintain reserves	2	5	(14)	(710)	(78)	(49)	296	(67)

Net equity transactions	175,817	(14,577)	(261,666)	(365,047)	77,911	(80,261)	(182,317)	(12,347)

Net change in contract owners’ equity	168,988	58,664	462,760	704,848	584,427	160,568	1,664,083	2,929,391
Contract owners’ equity at beginning of period	855,988	797,324	4,562,567	3,857,719	2,151,820	1,991,252	8,560,830	5,631,439

Contract owners’ equity at end of period	$1,024,976	855,988	5,025,327	4,562,567	2,736,247	2,151,820	10,224,913	8,560,830

CHANGE IN UNITS:
Beginning units	52,119	53,016	118,297	129,958	75,858	79,378	176,951	176,341
Units purchased	12,488	2,537	3,448	8,199	9,169	4,599	8,143	14,087
Units surrendered	(1,749)	(3,434)	(9,425)	(19,860)	(7,013)	(8,119)	(11,194)	(13,477)

Ending units	62,858	52,119	112,320	118,297	78,014	75,858	173,900	176,951

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GVDMA		GVDMC		GVEX1		GVIDA
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$78,693	94,177	2,196	1,319	408,174	262,909	14,536	20,291
Realized gain (loss) on investments	969,791	534,266	1,553	(28,145)	444,458	297,152	251,298	247,215
Change in unrealized gain (loss) on investments	4,553,891	1,784,765	55,477	81,108	3,469,399	1,660,613	1,128,061	292,435
Reinvested capital gains	760,512	2,680,950	8,991	28,011	131,010	283,033	187,403	598,053

Net increase (decrease) in contract owners’ equity resulting from operations	6,362,887	5,094,158	68,217	82,293	4,453,041	2,503,707	1,581,298	1,157,994

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,399,129	1,535,075	50,613	43,125	884,678	863,163	441,762	479,274
Transfers between funds	(506,546)	(1,511,995)	(15,439)	(93,014)	1,093,957	1,052,485	45,764	(720,211)
Surrenders (notes 2, 3, 4, 5 and 6)	(2,761,450)	(2,712,205)	(41,040)	(164,414)	(1,324,928)	(988,967)	(485,065)	(378,376)
Adjustments to maintain reserves	(4,616)	521	(4)	15	17	(81)	(3,511)	386

Net equity transactions	(1,873,483)	(2,688,604)	(5,870)	(214,288)	653,724	926,600	(1,050)	(618,927)

Net change in contract owners’ equity	4,489,404	2,405,554	62,347	(131,995)	5,106,765	3,430,307	1,580,248	539,067
Contract owners’ equity at beginning of period	47,599,056	45,193,502	1,023,689	1,155,684	15,978,130	12,547,823	10,290,544	9,751,477

Contract owners’ equity at end of period	$52,088,460	47,599,056	1,086,036	1,023,689	21,084,895	15,978,130	11,870,792	10,290,544

CHANGE IN UNITS:
Beginning units	1,645,739	1,755,206	45,980	56,348	586,674	544,502	337,329	360,626
Units purchased	60,586	71,700	2,347	2,265	68,169	96,888	28,629	23,617
Units surrendered	(121,340)	(181,167)	(2,613)	(12,633)	(51,750)	(54,716)	(29,057)	(46,914)

Ending units	1,584,985	1,645,739	45,714	45,980	603,093	586,674	336,901	337,329

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GVIDC		GVIDM		GVIX2		HIBF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$1,984	812	44,110	31,009	14,104	12,448	68,363	74,804
Realized gain (loss) on investments	30	(3,530)	373,681	214,130	16,537	(12,342)	270	(20,907)
Change in unrealized gain (loss) on investments	16,275	61,902	1,576,475	621,699	24,338	7,777	2,148	26,506
Reinvested capital gains	5,330	7,734	263,753	1,280,133	-	18,314	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	23,619	66,918	2,258,019	2,146,971	54,979	26,197	70,781	80,403

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	27,995	27,695	130,520	466,278	21,953	22,473	48,700	66,148
Transfers between funds	349	156,135	(832,832)	(2,094,490)	(93,997)	(43,178)	(20,219)	(54,036)
Surrenders (notes 2, 3, 4, 5 and 6)	(30,445)	(75,517)	(1,039,942)	(1,068,515)	(30,435)	(93,940)	(130,487)	(143,102)
Adjustments to maintain reserves	(559)	41	(1)	(5)	16	2	(19)	(188)

Net equity transactions	(2,660)	108,354	(1,742,255)	(2,696,732)	(102,463)	(114,643)	(102,025)	(131,178)

Net change in contract owners’ equity	20,959	175,272	515,764	(549,761)	(47,484)	(88,446)	(31,244)	(50,775)
Contract owners’ equity at beginning of period	861,073	685,801	22,694,832	23,244,593	568,356	656,802	1,478,736	1,529,511

Contract owners’ equity at end of period	$882,032	861,073	23,210,596	22,694,832	520,872	568,356	1,447,492	1,478,736

CHANGE IN UNITS:
Beginning units	45,772	38,903	888,195	1,003,813	43,796	54,325	57,914	63,506
Units purchased	1,609	11,189	5,208	33,885	1,735	3,809	2,704	3,759
Units surrendered	(1,750)	(4,320)	(69,952)	(149,503)	(9,217)	(14,338)	(6,609)	(9,351)

Ending units	45,631	45,772	823,451	888,195	36,314	43,796	54,009	57,914

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	IDPG		IDPGI		MCIF		MSBF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$500	100	436	128	66,850	47,489	107,629	61,635
Realized gain (loss) on investments	723	(2,982)	197	309	25,238	(219,266)	6,662	(18,217)
Change in unrealized gain (loss) on investments	7,435	8,743	4,175	2,641	954,978	474,974	(15,891)	31,094
Reinvested capital gains	4,304	1,495	2,328	1,151	96,168	208,862	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	12,962	7,356	7,136	4,229	1,143,234	512,059	98,400	74,512

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	23,064	21,154	29,163	34,855	212,066	167,445	54,469	57,304
Transfers between funds	519	10,351	(5)	(12,347)	8,245	(19,396)	63,123	(26,807)
Surrenders (notes 2, 3, 4, 5 and 6)	(13,808)	(72,379)	(16,168)	(38,985)	(231,744)	(795,104)	(101,107)	(250,986)
Adjustments to maintain reserves	2	(5)	9	(2)	(13)	(678)	(15)	(427)

Net equity transactions	9,777	(40,879)	12,999	(16,479)	(11,446)	(647,733)	16,470	(220,916)

Net change in contract owners’ equity	22,739	(33,523)	20,135	(12,250)	1,131,788	(135,674)	114,870	(146,404)
Contract owners’ equity at beginning of period	102,373	135,896	88,473	100,723	4,726,128	4,861,802	1,869,551	2,015,955

Contract owners’ equity at end of period	$125,112	102,373	108,608	88,473	5,857,916	4,726,128	1,984,421	1,869,551

CHANGE IN UNITS:
Beginning units	7,189	10,172	6,576	7,848	111,270	129,476	96,716	108,524
Units purchased	1,531	2,408	2,065	2,761	6,699	7,053	6,550	4,460
Units surrendered	(899)	(5,391)	(1,147)	(4,033)	(6,978)	(25,259)	(5,717)	(16,268)

Ending units	7,821	7,189	7,494	6,576	110,991	111,270	97,549	96,716

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NCPG		NCPGI		NVAMV1		NVAMVX
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$1,994	3,434	429	667	47,181	67,466	57,343	34,990
Realized gain (loss) on investments	14,033	384	970	(187)	153,411	(523,297)	102,686	(1,677)
Change in unrealized gain (loss) on investments	70,902	35,488	11,041	5,641	999,138	260,802	998,673	390,467
Reinvested capital gains	-	-	-	-	-	121,888	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	86,929	39,306	12,440	6,121	1,199,730	(73,141)	1,158,702	423,780

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	129,572	81,191	19,753	19,913	(4,662)	119,121	254,270	69,742
Transfers between funds	(66,948)	58,297	2,797	5,732	(773,702)	(921,387)	322,893	2,705,698
Surrenders (notes 2, 3, 4, 5 and 6)	(43,290)	(36,044)	(13,022)	(12,428)	(387,077)	(670,805)	(170,601)	(141,388)
Adjustments to maintain reserves	6	(1)	8	(6)	13	(571)	(79)	88

Net equity transactions	19,340	103,443	9,536	13,211	(1,165,428)	(1,473,642)	406,483	2,634,140

Net change in contract owners’ equity	106,269	142,749	21,976	19,332	34,302	(1,546,783)	1,565,185	3,057,920
Contract owners’ equity at beginning of period	540,888	398,139	119,049	99,717	3,973,467	5,520,250	3,057,920	-

Contract owners’ equity at end of period	$647,157	540,888	141,025	119,049	4,007,769	3,973,467	4,623,105	3,057,920

CHANGE IN UNITS:
Beginning units	38,665	30,605	8,972	7,915	110,612	155,966	257,940	-
Units purchased	8,272	10,984	1,591	2,064	-	5,044	48,088	271,854
Units surrendered	(6,960)	(2,924)	(922)	(1,007)	(27,681)	(50,398)	(16,540)	(13,914)

Ending units	39,977	38,665	9,641	8,972	82,931	110,612	289,488	257,940

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVBX		NVCBD1		NVCCA1		NVCCN1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$19,368	19,063	12,551	17,848	16,528	46,936	1,998	2,267
Realized gain (loss) on investments	739	1,892	114	6,324	(8,509)	(69,600)	(45)	(7,092)
Change in unrealized gain (loss) on investments	(42,388)	23,939	(37,381)	21,009	851,799	404,279	36,646	73,899
Reinvested capital gains	3,646	-	17,900	1,595	-	183,648	2,083	2,213

Net increase (decrease) in contract owners’ equity resulting from operations	(18,635)	44,894	(6,816)	46,776	859,818	565,263	40,682	71,287

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	22,545	13,995	29,815	34,010	367,009	374,860	28,661	32,601
Transfers between funds	103,869	246,280	3,162	(41,079)	(53,329)	(31,388)	-	53,790
Surrenders (notes 2, 3, 4, 5 and 6)	(16,936)	(19,765)	(38,027)	(94,153)	(94,029)	(352,880)	(37,312)	(42,758)
Adjustments to maintain reserves	(2)	(5)	4	10	(10)	(64)	(2)	1

Net equity transactions	109,476	240,505	(5,046)	(101,212)	219,641	(9,472)	(8,653)	43,634

Net change in contract owners’ equity	90,841	285,399	(11,862)	(54,436)	1,079,459	555,791	32,029	114,921
Contract owners’ equity at beginning of period	879,179	593,780	654,642	709,078	5,387,402	4,831,611	912,631	797,710

Contract owners’ equity at end of period	$970,020	879,179	642,780	654,642	6,466,861	5,387,402	944,660	912,631

CHANGE IN UNITS:
Beginning units	69,966	50,654	37,674	43,668	249,997	250,374	54,004	50,834
Units purchased	11,196	21,077	3,711	3,731	21,156	21,576	1,654	8,357
Units surrendered	(2,328)	(1,765)	(4,009)	(9,725)	(11,899)	(21,953)	(2,159)	(5,187)

Ending units	78,834	69,966	37,376	37,674	259,254	249,997	53,499	54,004

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVCMA1		NVCMC1		NVCMD1		NVCRA1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$43,010	156,404	961	1,972	16,391	45,782	12,032	54,929
Realized gain (loss) on investments	(66,026)	(486,112)	2,258	(3,612)	25,362	(314,191)	34,393	(65,562)
Change in unrealized gain (loss) on investments	2,964,539	1,787,109	30,961	31,143	753,584	687,829	1,093,758	628,930
Reinvested capital gains	-	310,087	96	2,487	-	153,568	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,941,523	1,767,488	34,276	31,990	795,337	572,988	1,140,183	618,297

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	880,134	758,907	24,196	28,123	275,840	464,655	282,383	318,134
Transfers between funds	(490,828)	(291,217)	182	62	(102,403)	473	(179,728)	46,278
Surrenders (notes 2, 3, 4, 5 and 6)	(820,711)	(1,152,786)	(35,769)	(38,204)	(808,866)	(1,402,075)	(258,841)	(198,494)
Adjustments to maintain reserves	(6)	(7)	(11)	(5)	(41)	(1,832)	16	20

Net equity transactions	(431,411)	(685,103)	(11,402)	(10,024)	(635,470)	(938,779)	(156,170)	165,938

Net change in contract owners’ equity	2,510,112	1,082,385	22,874	21,966	159,867	(365,791)	984,013	784,235
Contract owners’ equity at beginning of period	16,314,437	15,232,052	374,522	352,556	6,139,610	6,505,401	5,698,520	4,914,285

Contract owners’ equity at end of period	$18,824,549	16,314,437	397,396	374,522	6,299,477	6,139,610	6,682,533	5,698,520

CHANGE IN UNITS:
Beginning units	739,554	775,827	19,853	20,399	296,900	348,469	252,996	245,973
Units purchased	42,833	53,583	1,249	1,705	13,388	29,062	13,369	24,284
Units surrendered	(59,942)	(89,856)	(1,816)	(2,251)	(42,211)	(80,631)	(19,514)	(17,261)

Ending units	722,445	739,554	19,286	19,853	268,077	296,900	246,851	252,996

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVCRB1		NVDBL2		NVDBLP		NVDCA2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$7,381	16,057	1,265	773	2,238	642	262	825
Realized gain (loss) on investments	(1,825)	(17,457)	24,646	3,909	1,188	(797)	21,923	(8,020)
Change in unrealized gain (loss) on investments	283,137	197,502	20,915	35,604	38,334	33,092	7,240	24,798
Reinvested capital gains	-	32,658	6,009	17,044	5,599	14,151	2,340	26,711

Net increase (decrease) in contract owners’ equity resulting from operations	288,693	228,760	52,835	57,330	47,359	47,088	31,765	44,314

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	238,971	264,016	41,406	51,259	68,257	73,504	(1)	3,546
Transfers between funds	10,873	(9,276)	(90,149)	15,691	2,241	144	(160,705)	(91,410)
Surrenders (notes 2, 3, 4, 5 and 6)	(183,086)	(171,277)	(111,950)	(58,424)	(28,166)	(41,899)	(127,247)	(38,398)
Adjustments to maintain reserves	248	143	11	21	31	193	(13)	14

Net equity transactions	67,006	83,606	(160,682)	8,547	42,363	31,942	(287,966)	(126,248)

Net change in contract owners’ equity	355,699	312,366	(107,847)	65,877	89,722	79,030	(256,201)	(81,934)
Contract owners’ equity at beginning of period	2,572,655	2,260,289	638,789	572,912	551,098	472,068	414,737	496,671

Contract owners’ equity at end of period	$2,928,354	2,572,655	530,942	638,789	640,820	551,098	158,536	414,737

CHANGE IN UNITS:
Beginning units	130,628	125,913	26,960	26,454	31,435	29,486	14,084	18,826
Units purchased	12,014	15,149	4,138	3,198	4,429	4,600	-	144
Units surrendered	(8,835)	(10,434)	(10,396)	(2,692)	(2,160)	(2,651)	(9,284)	(4,886)

Ending units	133,807	130,628	20,702	26,960	33,704	31,435	4,800	14,084

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVDCAP		NVDMAP		NVDMCP		NVFIII
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$3,779	959	5,955	4,182	2,043	589	58	129
Realized gain (loss) on investments	12,952	(6,488)	13,861	(29,486)	(115)	(2,683)	55	623
Change in unrealized gain (loss) on investments	72,307	51,114	207,926	151,547	26,233	29,569	(283)	191
Reinvested capital gains	15,717	31,077	28,963	119,052	4,245	12,512	2	20

Net increase (decrease) in contract owners’ equity resulting from operations	104,755	76,662	256,705	245,295	32,406	39,987	(168)	963

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	147,198	89,401	258,426	246,171	48,544	50,802	1,628	1,819
Transfers between funds	165,228	159,167	(298,881)	8,315	391	25,496	(5,641)	24,818
Surrenders (notes 2, 3, 4, 5 and 6)	(75,937)	(131,113)	(289,953)	(183,045)	(39,962)	(38,103)	(605)	(26,145)
Adjustments to maintain reserves	20	(9)	(15)	118	3	(6)	(1)	4

Net equity transactions	236,509	117,446	(330,423)	71,559	8,976	38,189	(4,619)	496

Net change in contract owners’ equity	341,264	194,108	(73,718)	316,854	41,382	78,176	(4,787)	1,459
Contract owners’ equity at beginning of period	791,806	597,698	2,129,737	1,812,883	466,972	388,796	11,296	9,837

Contract owners’ equity at end of period	$1,133,070	791,806	2,056,019	2,129,737	508,354	466,972	6,509	11,296

CHANGE IN UNITS:
Beginning units	38,854	32,791	98,905	94,739	28,333	25,645	998	931
Units purchased	14,180	13,318	11,256	17,704	2,864	5,246	146	2,449
Units surrendered	(3,557)	(7,255)	(26,286)	(13,538)	(2,337)	(2,558)	(557)	(2,382)

Ending units	49,477	38,854	83,875	98,905	28,860	28,333	587	998

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVGEII		NVIDAP		NVIDCP		NVIDMP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$215	185	4,988	3,417	1,584	355	31,727	3,909
Realized gain (loss) on investments	408	286	1,112	(29,440)	306	(80)	2,200	(11,777)
Change in unrealized gain (loss) on investments	2,802	1,550	246,817	129,023	6,601	20,427	513,726	185,397
Reinvested capital gains	10	-	34,340	100,716	2,388	3,377	86,908	161,384

Net increase (decrease) in contract owners’ equity resulting from operations	3,435	2,021	287,257	203,716	10,879	24,079	634,561	338,913

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,955	330	188,681	237,507	26,347	27,516	822,980	475,937
Transfers between funds	(296)	3,311	(3,166)	20,370	266	120,211	2,802,303	631,480
Surrenders (notes 2, 3, 4, 5 and 6)	(1,641)	(586)	(94,860)	(89,035)	(15,382)	(15,772)	(283,774)	(165,726)
Adjustments to maintain reserves	5	1	37	(7)	147	(152)	401	(392)

Net equity transactions	23	3,056	90,692	168,835	11,378	131,803	3,341,910	941,299

Net change in contract owners’ equity	3,458	5,077	377,949	372,551	22,257	155,882	3,976,471	1,280,212
Contract owners’ equity at beginning of period	15,816	10,739	1,790,742	1,418,191	376,937	221,055	4,048,087	2,767,875

Contract owners’ equity at end of period	$19,274	15,816	2,168,691	1,790,742	399,194	376,937	8,024,558	4,048,087

CHANGE IN UNITS:
Beginning units	1,257	988	77,433	69,297	26,358	16,532	213,100	161,135
Units purchased	136	326	7,545	12,938	1,861	11,007	187,979	64,960
Units surrendered	(136)	(57)	(3,955)	(4,802)	(1,077)	(1,181)	(18,576)	(12,995)

Ending units	1,257	1,257	81,023	77,433	27,142	26,358	382,503	213,100

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVIE6		NVIX		NVLCP1		NVMIG1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$4,913	1,889	44,304	26,884	41,536	56,282	15,483	27,837
Realized gain (loss) on investments	7,334	13,141	25,673	3,980	34,387	(304)	15,944	2,193
Change in unrealized gain (loss) on investments	12,735	(1,415)	70,745	27,085	(106,420)	33,443	(208,938)	307,769
Reinvested capital gains	-	-	-	30,976	18,453	-	131,508	869,268

Net increase (decrease) in contract owners’ equity resulting from operations	24,982	13,615	140,722	88,925	(12,044)	89,421	(46,003)	1,207,067

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	34,595	53,792	30,295	25,909	99,585	180,788
Transfers between funds	(2,280)	(10,607)	206,730	32,775	169,103	1,500,224	345,212	92,619
Surrenders (notes 2, 3, 4, 5 and 6)	(14,406)	(35,777)	(74,889)	(43,165)	(64,118)	(81,567)	(195,928)	(316,998)
Adjustments to maintain reserves	(1,635)	118	47	-	65	(139)	(223)	82

Net equity transactions	(18,321)	(46,266)	166,483	43,402	135,345	1,444,427	248,646	(43,509)

Net change in contract owners’ equity	6,661	(32,651)	307,205	132,327	123,301	1,533,848	202,643	1,163,558
Contract owners’ equity at beginning of period	205,919	238,570	1,225,579	1,093,252	2,159,891	626,043	3,535,735	2,372,177

Contract owners’ equity at end of period	$212,580	205,919	1,532,784	1,225,579	2,283,192	2,159,891	3,738,378	3,535,735

CHANGE IN UNITS:
Beginning units	15,638	19,510	94,568	90,713	114,300	36,213	175,382	177,721
Units purchased	-	-	18,145	7,968	57,475	82,983	23,769	20,475
Units surrendered	(1,275)	(3,872)	(6,009)	(4,113)	(50,069)	(4,896)	(11,695)	(22,814)

Ending units	14,363	15,638	106,704	94,568	121,706	114,300	187,456	175,382

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVMIVX		NVMLG1		NVMMG1		NVMMV1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$65,997	-	-	-	6,832	-	1,123	2,181
Realized gain (loss) on investments	34,701	(173)	(144,030)	(116,557)	128,842	(153,551)	(10,201)	(2,343)
Change in unrealized gain (loss) on investments	82,442	246,571	1,463,859	(1,224,393)	(1,134,119)	1,830,649	38,913	1,095
Reinvested capital gains	-	-	1,409,294	3,008,372	757,788	647,753	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	183,140	246,398	2,729,123	1,667,422	(240,657)	2,324,851	29,835	933

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	147,192	32,266	139,000	133,530	188,455	194,274	10,968	12,529
Transfers between funds	71,905	1,469,705	(188,836)	(280,011)	(244,498)	(246,798)	6,012	13,993
Surrenders (notes 2, 3, 4, 5 and 6)	(131,734)	(16,736)	(267,820)	(555,170)	(382,120)	(654,287)	(36,928)	(6,197)
Adjustments to maintain reserves	32	(80)	(207)	4	(260)	333	12	(15)

Net equity transactions	87,395	1,485,155	(317,863)	(701,647)	(438,423)	(706,478)	(19,936)	20,310

Net change in contract owners’ equity	270,535	1,731,553	2,411,260	965,775	(679,080)	1,618,373	9,899	21,243
Contract owners’ equity at beginning of period	1,731,553	-	6,847,175	5,881,400	5,943,154	4,324,781	125,391	104,148

Contract owners’ equity at end of period	$2,002,088	1,731,553	9,258,435	6,847,175	5,264,074	5,943,154	135,290	125,391

CHANGE IN UNITS:
Beginning units	146,968	-	188,493	210,614	132,191	154,743	5,339	4,387
Units purchased	21,745	149,245	4,872	7,241	5,462	7,399	805	1,285
Units surrendered	(15,040)	(2,277)	(11,904)	(29,362)	(14,813)	(29,951)	(1,506)	(333)

Ending units	153,673	146,968	181,461	188,493	122,840	132,191	4,638	5,339

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVMMV2		NVNMO1		NVNSR2		NVOLG1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$23,190	50,065	5,952	6,343	10,716	20,265	170,164	256,054
Realized gain (loss) on investments	(18,919)	(239,489)	7,788	63,608	17,825	(29,019)	(27,672)	(344,645)
Change in unrealized gain (loss) on investments	629,184	117,647	393,770	4,066	359,045	162,410	5,911,557	1,504,399
Reinvested capital gains	-	-	39,037	137,805	387,522	180,013	398,099	1,946,406

Net increase (decrease) in contract owners’ equity resulting from operations	633,455	(71,777)	446,547	211,822	775,108	333,669	6,452,148	3,362,214

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	83,460	90,891	6,455	7,294	75,971	82,436	519,335	531,178
Transfers between funds	46,963	(48,092)	(5,076)	(135,361)	(11,900)	(107,439)	12,230,745	(669,811)
Surrenders (notes 2, 3, 4, 5 and 6)	(154,257)	(321,312)	(15,610)	(113,212)	(145,968)	(935,790)	(1,999,082)	(1,788,625)
Adjustments to maintain reserves	(225)	10	80	(498)	(411)	(1,708)	20	(409)

Net equity transactions	(24,059)	(278,503)	(14,151)	(241,777)	(82,308)	(962,501)	10,751,018	(1,927,667)

Net change in contract owners’ equity	609,396	(350,280)	432,396	(29,955)	692,800	(628,832)	17,203,166	1,434,547
Contract owners’ equity at beginning of period	2,648,527	2,998,807	1,684,778	1,714,733	2,930,328	3,559,160	21,301,809	19,867,262

Contract owners’ equity at end of period	$3,257,923	2,648,527	2,117,174	1,684,778	3,623,128	2,930,328	38,504,975	21,301,809

CHANGE IN UNITS:
Beginning units	100,679	112,690	59,709	69,005	101,598	139,859	387,838	430,074
Units purchased	5,764	6,048	416	604	3,357	5,218	187,547	14,310
Units surrendered	(6,582)	(18,059)	(843)	(9,900)	(5,852)	(43,479)	(37,111)	(56,546)

Ending units	99,861	100,679	59,282	59,709	99,103	101,598	538,274	387,838

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVRE1		NVSIX2		NVSTB1		NVSTB2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$48,590	56,074	11,737	9,389	1,581	2,129	11,892	13,391
Realized gain (loss) on investments	43,962	(99,602)	(65,799)	(141,860)	(29)	(143)	(1,247)	(791)
Change in unrealized gain (loss) on investments	1,630,498	(235,870)	208,894	287,008	(2,088)	1,282	(18,001)	10,402
Reinvested capital gains	-	17,389	27,979	44,114	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,723,050	(262,009)	182,811	198,651	(536)	3,268	(7,356)	23,002

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	151,489	156,441	63,391	61,521	10,057	11,269	12,207	12,382
Transfers between funds	(218,146)	(221,579)	(31,801)	21,742	8,936	14,287	330,190	57,385
Surrenders (notes 2, 3, 4, 5 and 6)	(214,231)	(412,116)	(63,279)	(139,145)	(8,700)	(8,410)	(40,860)	(46,633)
Adjustments to maintain reserves	(18)	(213)	101	8	(71)	(24)	(1,309)	42

Net equity transactions	(280,906)	(477,467)	(31,588)	(55,874)	10,222	17,122	300,228	23,176

Net change in contract owners’ equity	1,442,144	(739,476)	151,223	142,777	9,686	20,390	292,872	46,178
Contract owners’ equity at beginning of period	3,784,366	4,523,842	1,307,620	1,164,843	113,321	92,931	828,306	782,128

Contract owners’ equity at end of period	$5,226,510	3,784,366	1,458,843	1,307,620	123,007	113,321	1,121,178	828,306

CHANGE IN UNITS:
Beginning units	186,896	211,385	56,842	60,417	9,670	8,184	64,288	62,423
Units purchased	11,633	12,631	3,477	7,293	1,705	2,217	27,406	5,798
Units surrendered	(22,635)	(37,120)	(4,789)	(10,868)	(832)	(731)	(4,159)	(3,933)

Ending units	175,894	186,896	55,530	56,842	10,543	9,670	87,535	64,288

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVTIV3		SAM		SAM5		SCF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$42,811	23,172	3	15,183	-	3,059	-	453
Realized gain (loss) on investments	(3,391)	(66,239)	-	-	-	-	(6,143)	(73,348)
Change in unrealized gain (loss) on investments	138,688	119,016	-	-	-	-	815,614	498,275
Reinvested capital gains	-	-	-	-	-	-	33,905	95,591

Net increase (decrease) in contract owners’ equity resulting from operations	178,108	75,949	3	15,183	-	3,059	843,376	520,971

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	(2)	77,379	373,322	411,593	86,704	194,149	61,860	79,599
Transfers between funds	(41,981)	(146,849)	(2,387,043)	7,392,838	(768,294)	841,675	43,425	(129,409)
Surrenders (notes 2, 3, 4, 5 and 6)	(106,986)	(202,893)	(694,559)	(2,629,727)	(51,332)	(369,602)	(256,453)	(88,523)
Adjustments to maintain reserves	(127)	-	8,897	(14)	(24)	(13)	649	(92)

Net equity transactions	(149,096)	(272,363)	(2,699,383)	5,174,690	(732,946)	666,209	(150,519)	(138,425)

Net change in contract owners’ equity	29,012	(196,414)	(2,699,380)	5,189,873	(732,946)	669,268	692,857	382,546
Contract owners’ equity at beginning of period	1,734,793	1,931,207	10,383,931	5,194,058	1,236,888	567,620	2,783,079	2,400,533

Contract owners’ equity at end of period	$1,763,805	1,734,793	7,684,551	10,383,931	503,942	1,236,888	3,475,936	2,783,079

CHANGE IN UNITS:
Beginning units	91,094	106,660	870,481	436,476	118,831	54,674	70,786	74,909
Units purchased	-	7,478	80,035	664,756	9,230	177,893	2,716	4,329
Units surrendered	(7,201)	(23,044)	(306,323)	(230,751)	(79,646)	(113,736)	(5,930)	(8,452)

Ending units	83,893	91,094	644,193	870,481	48,415	118,831	67,572	70,786

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	SCGF		SCVF		TRF		AMMCGS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	-	-	749	37,147	46,817	-	-
Realized gain (loss) on investments	88,928	(35,902)	(50,464)	(206,187)	192,436	327,489	3,626	58,769
Change in unrealized gain (loss) on investments	(65,205)	397,874	415,194	239,450	502,021	(259,590)	(4,089)	26,635
Reinvested capital gains	173,036	205,218	-	5,215	220,576	301,673	33,067	16,254

Net increase (decrease) in contract owners’ equity resulting from operations	196,759	567,190	364,730	39,227	952,180	416,389	32,604	101,658

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	42,469	58,431	34,998	43,174	128,793	144,287	7,012	7,433
Transfers between funds	3,056	(205,198)	(23,956)	(62,277)	(98,937)	(123,352)	(532)	(107,687)
Surrenders (notes 2, 3, 4, 5 and 6)	(96,906)	(134,765)	(140,252)	(115,139)	(206,308)	(431,251)	(7,670)	(102,572)
Adjustments to maintain reserves	(3)	30	5	(94)	(342)	46	(10)	4

Net equity transactions	(51,384)	(281,502)	(129,205)	(134,336)	(176,794)	(410,270)	(1,200)	(202,822)

Net change in contract owners’ equity	145,375	285,688	235,525	(95,109)	775,386	6,119	31,404	(101,164)
Contract owners’ equity at beginning of period	1,880,502	1,594,814	1,191,084	1,286,193	4,384,556	4,378,437	255,400	356,564

Contract owners’ equity at end of period	$2,025,877	1,880,502	1,426,609	1,191,084	5,159,942	4,384,556	286,804	255,400

CHANGE IN UNITS:
Beginning units	43,016	51,397	40,440	45,919	120,335	132,610	11,856	23,125
Units purchased	3,541	2,250	1,711	2,809	4,539	6,258	327	796
Units surrendered	(4,546)	(10,631)	(5,468)	(8,288)	(8,683)	(18,533)	(372)	(12,065)

Ending units	42,011	43,016	36,683	40,440	116,191	120,335	11,811	11,856

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	AMSRS		AMTB		NOTB3		NOTG3
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$4,225	5,277	28,638	23,092	4,109	7,923	3,965	6,611
Realized gain (loss) on investments	35,009	33,118	603	943	3,163	(409)	2,119	(129)
Change in unrealized gain (loss) on investments	173,099	92,127	(22,055)	8,432	25,872	9,217	39,192	15,312
Reinvested capital gains	21,603	36,250	-	-	-	5,101	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	233,936	166,772	7,186	32,467	33,144	21,832	45,276	21,794

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	31,440	31,565	41,727	44,574	24,986	36,480	57,925	39,532
Transfers between funds	(54,553)	(39,878)	134,993	(9,992)	577	1,625	10,016	1,254
Surrenders (notes 2, 3, 4, 5 and 6)	(28,110)	(50,113)	(67,960)	(156,785)	(27,427)	(23,085)	(30,639)	(4,578)
Adjustments to maintain reserves	(164)	36	(208)	10	6	(5)	(11)	9

Net equity transactions	(51,387)	(58,390)	108,552	(122,193)	(1,858)	15,015	37,291	36,217

Net change in contract owners’ equity	182,549	108,382	115,738	(89,726)	31,286	36,847	82,567	58,011
Contract owners’ equity at beginning of period	1,014,862	906,480	1,000,491	1,090,217	391,634	354,787	352,610	294,599

Contract owners’ equity at end of period	$1,197,411	1,014,862	1,116,229	1,000,491	422,920	391,634	435,177	352,610

CHANGE IN UNITS:
Beginning units	25,554	27,290	74,222	83,675	28,981	27,741	25,319	22,249
Units purchased	831	1,103	13,727	5,702	1,807	3,044	5,123	5,875
Units surrendered	(1,967)	(2,839)	(5,750)	(15,155)	(1,946)	(1,804)	(2,649)	(2,805)

Ending units	24,418	25,554	82,199	74,222	28,842	28,981	27,793	25,319

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NOTMG3		PMVAAA		PMVFBA		PMVLDA
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$2,743	4,567	73,185	24,731	26,431	22,049	14,854	36,324
Realized gain (loss) on investments	2,419	115	2,276	6,158	(842)	(1,726)	1,858	(14,780)
Change in unrealized gain (loss) on investments	21,576	7,447	20,653	13,871	(61,265)	21,120	(43,158)	63,413
Reinvested capital gains	-	1,807	-	-	767	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	26,738	13,936	96,114	44,760	(34,909)	41,443	(26,446)	84,957

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	36,109	35,353	28,685	68,614	22,099	25,941	57,290	66,149
Transfers between funds	99	1,014	(2,793)	(36,908)	26,715	10,114	204,056	(71,389)
Surrenders (notes 2, 3, 4, 5 and 6)	(17,997)	(12,318)	(13,273)	(17,857)	(17,430)	(47,493)	(153,636)	(455,813)
Adjustments to maintain reserves	5	(6)	4	(3)	(27)	27	62	292

Net equity transactions	18,216	24,043	12,623	13,846	31,357	(11,411)	107,772	(460,761)

Net change in contract owners’ equity	44,954	37,979	108,737	58,606	(3,552)	30,032	81,326	(375,804)
Contract owners’ equity at beginning of period	236,641	198,662	585,350	526,744	438,623	408,591	2,733,848	3,109,652

Contract owners’ equity at end of period	$281,595	236,641	694,087	585,350	435,071	438,623	2,815,174	2,733,848

CHANGE IN UNITS:
Beginning units	16,780	14,918	40,618	39,480	28,139	29,036	196,756	230,499
Units purchased	2,399	2,825	1,867	5,630	3,731	3,813	21,577	9,022
Units surrendered	(1,187)	(963)	(1,048)	(4,492)	(1,690)	(4,710)	(13,830)	(42,765)

Ending units	17,992	16,780	41,437	40,618	30,180	28,139	204,503	196,756

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PMVRSA		PMVTRA		PVEIB		PVGOB
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$8,389	4,846	22,686	32,773	4,396	4,342	-	96
Realized gain (loss) on investments	(67)	(6,230)	(21,083)	33,736	2,076	(5,016)	27,305	81,880
Change in unrealized gain (loss) on investments	27,826	2,677	(83,566)	45,803	70,924	4,940	49,518	144,800
Reinvested capital gains	-	-	62,281	17,576	13,686	17,482	56,727	13,595

Net increase (decrease) in contract owners’ equity resulting from operations	36,148	1,293	(19,682)	129,888	91,082	21,748	133,550	240,371

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	3,766	4,346	59,592	113,752	11,150	9,019	4,980	103,202
Transfers between funds	110,775	3,216	(1,309,792)	(178,909)	200,850	5,831	20,512	258,776
Surrenders (notes 2, 3, 4, 5 and 6)	(3,447)	(3,753)	(151,886)	(154,584)	(17,686)	8,407	(16,631)	(32,326)
Adjustments to maintain reserves	(2)	(4)	(43)	109	(8)	(5)	(12)	6

Net equity transactions	111,092	3,805	(1,402,129)	(219,632)	194,306	23,252	8,849	329,658

Net change in contract owners’ equity	147,240	5,098	(1,421,811)	(89,744)	285,388	45,000	142,399	570,029
Contract owners’ equity at beginning of period	91,051	85,953	1,421,811	1,511,555	315,899	270,899	631,638	61,609

Contract owners’ equity at end of period	$238,291	91,051	-	1,421,811	601,287	315,899	774,037	631,638

CHANGE IN UNITS:
Beginning units	14,458	13,833	99,084	114,438	22,020	19,979	24,495	3,314
Units purchased	15,126	1,480	9,646	8,049	12,197	2,557	904	22,650
Units surrendered	(1,207)	(855)	(108,730)	(23,403)	(1,293)	(516)	(926)	(1,469)

Ending units	28,377	14,458	-	99,084	32,924	22,020	24,473	24,495

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	TRHS2		TRHSP		VWHA		VRVDRI
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	-	-	-	9,264	12,665	991	910
Realized gain (loss) on investments	182,467	385,950	148,968	121,213	48,219	(163,109)	154	(1,388)
Change in unrealized gain (loss) on investments	93,346	419,131	18,636	361,408	276,300	373,047	32,897	(2,541)
Reinvested capital gains	326,732	257,263	177,383	148,509	-	-	1,784	1,346

Net increase (decrease) in contract owners’ equity resulting from operations	602,545	1,062,344	344,987	631,130	333,783	222,603	35,826	(1,673)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	140,136	195,697	243,420	227,671	67,085	67,806	2,612	4,402
Transfers between funds	126,734	133,349	(222,452)	195,390	204,580	(10,091)	(321)	(1,988)
Surrenders (notes 2, 3, 4, 5 and 6)	(233,549)	(480,118)	(178,447)	(153,919)	(214,697)	(331,062)	(1,845)	(1,979)
Adjustments to maintain reserves	(9)	(26)	52	(14)	36	(194)	8	(2)

Net equity transactions	33,312	(151,098)	(157,427)	269,128	57,004	(273,541)	454	433

Net change in contract owners’ equity	635,857	911,246	187,560	900,258	390,787	(50,938)	36,280	(1,240)
Contract owners’ equity at beginning of period	4,524,926	3,613,680	2,695,775	1,795,517	1,645,224	1,696,162	75,820	77,060

Contract owners’ equity at end of period	$5,160,783	4,524,926	2,883,335	2,695,775	2,036,011	1,645,224	112,100	75,820

CHANGE IN UNITS:
Beginning units	69,479	71,727	56,741	48,986	208,477	256,009	7,047	7,067
Units purchased	4,371	14,337	4,915	13,992	34,101	15,305	213	514
Units surrendered	(3,618)	(16,585)	(7,998)	(6,237)	(25,626)	(62,837)	(166)	(534)

Ending units	70,232	69,479	53,658	56,741	216,952	208,477	7,094	7,047

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	WFVSCG		IVKMG1		GVDIVI		NVMLV1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	-	-	-	-	123,544	-	26,743
Realized gain (loss) on investments	59,152	(7,547)	-	(291,360)	-	(694,364)	-	(1,468,026)
Change in unrealized gain (loss) on investments	(86,557)	216,394	-	(85,909)	-	356,640	-	495,880
Reinvested capital gains	108,728	29,190	-	315,739	-	-	-	713,526

Net increase (decrease) in contract owners’ equity resulting from operations	81,323	238,037	-	(61,530)	-	(214,180)	-	(231,877)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	25,662	93,908	-	10,078	-	46,795	-	59,197
Transfers between funds	(17,565)	94,625	-	(1,065,437)	-	(1,312,413)	-	(1,703,479)
Surrenders (notes 2, 3, 4, 5 and 6)	(52,314)	(90,132)	-	(11,305)	-	(85,200)	-	(135,661)
Adjustments to maintain reserves	24	(38)	-	(1)	-	5	-	2

Net equity transactions	(44,193)	98,363	-	(1,066,665)	-	(1,350,813)	-	(1,779,941)

Net change in contract owners’ equity	37,130	336,400	-	(1,128,195)	-	(1,564,993)	-	(2,011,818)
Contract owners’ equity at beginning of period	850,682	514,282	-	1,128,195	-	1,564,993	-	2,011,818

Contract owners’ equity at end of period	$887,812	850,682	-	-	-	-	-	-

CHANGE IN UNITS:
Beginning units	12,750	12,162	-	48,951	-	145,016	-	92,330
Units purchased	2,268	3,369	-	745	-	7,238	-	3,655
Units surrendered	(2,656)	(2,781)	-	(49,696)	-	(152,254)	-	(95,985)

Ending units	12,362	12,750	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVLCAP		NVLMP
	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	266	-	2,044
Realized gain (loss) on investments	-	3,249	-	(10,404)
Change in unrealized gain (loss) on investments	-	(6,064)	-	(19,227)
Reinvested capital gains	-	953	-	22,214

Net increase (decrease) in contract owners’ equity resulting from operations	-	(1,596)	-	(5,373)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	4,490	-	18,225
Transfers between funds	-	(75,082)	-	(378,679)
Surrenders (notes 2, 3, 4, 5 and 6)	-	(4,248)	-	(41,464)
Adjustments to maintain reserves	-	3	-	(3)

Net equity transactions	-	(74,837)	-	(401,921)

Net change in contract owners’ equity	-	(76,433)	-	(407,294)
Contract owners’ equity at beginning of period	-	76,433	-	407,294

Contract owners’ equity at end of period	$-	-	-	-

CHANGE IN UNITS:
Beginning units	-	4,697	-	26,736
Units purchased	-	346	-	1,301
Units surrendered	-	(5,043)	-	(28,037)

Ending units	-	-	-	-

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-7 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 4, 2004. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers four Individual Flexible Premium Variable Life Insurance Policies through the Separate Account: The Best of America Next Generation® II FPVUL; Nationwide® Options Select (offered in the State of New York); Nationwide YourLife® Accumulation VUL – NY (offered in the State of New York); and Nationwide YourLife® Protection VUL – NY (offered in the State of New York). The Company offers a Last Survivor Flexible Premium Adjustable Variable Universal Life Insurance Policy: Nationwide YourLife® Survivorship VUL- NY (offered in the State of New York).

(b) The Policies

The Separate Account offers variable investment options through life insurance policies intended to provide benefits to the policyholder and/or the beneficiary named by the policyholder. Policy features are described in the applicable prospectus.

With certain exceptions, policyholders may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class I (BRVGA1)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)*

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

DELAWARE FUNDS BY MACQUARIE

Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio (DFVGB)

DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)

DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)

DFA Investment Dimensions Group Inc. - VA International Small Portfolio (DFVIS)

DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)

DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio (DFVSTF)

DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio (DFVULV)

DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio (DFVUTV)

DWS INVESTMENT MANAGEMENT AMERICAS, INC.

Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 1 (FTVFA1)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

GUGGENHEIM INVESTMENTS

Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares (AVMCCI)

Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)*

Invesco - Invesco V.I. Global Fund: Series I (OVGS)

Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)

Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II (WRBDP)

Ivy Variable Insurance Portfolios - Delaware Ivy Balanced: Class II (WRBP)

Ivy Variable Insurance Portfolios - Delaware Ivy Core Equity: Class II (WRCEP)*

Ivy Variable Insurance Portfolios - Delaware Ivy Global Equity Income: Class II (WRDIV)*

Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II (WRENG)*

Ivy Variable Insurance Portfolios - Delaware Ivy Global Bond: Class II (WRGBP)*

Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II (WRGNR)

Ivy Variable Insurance Portfolios - Delaware Ivy Growth: Class II (WRGP)*

Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP)

Ivy Variable Insurance Portfolios - Delaware Ivy International Core Equity: Class II (WRI2P)*

Ivy Variable Insurance Portfolios - Delaware Ivy Global Growth: Class II (WRIP)*

Ivy Variable Insurance Portfolios - Delaware Ivy Limited-Term Bond: Class II (WRLTBP)*

Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)

Ivy Variable Insurance Portfolios - Delaware Ivy Government Money Market: Class II (WRMMP)*

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Aggressive: Class II (WRPAP)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Conservative: Class II (WRPCP)*

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive: Class II (WRPMAP)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive - Managed Volatility: Class II (WRPMAV)*

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Conservative: Class II (WRPMCP)*

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Conservative - Managed Volatility: Class II (WRPMCV)*

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderate - Managed Volatility: Class II (WRPMMV)*

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderate: Class II (WRPMP)*

Ivy Variable Insurance Portfolios - Delaware Ivy Securian Real Estate Securities: Class II (WRRESP)*

Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Growth: Class II (WRSCP)

Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Core: Class II (WRSCV)*

Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II (WRSTP)

Ivy Variable Insurance Portfolios - Delaware Ivy Value: Class II (WRVP)*

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Initial Class (MVIVIC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I (IDPGI)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I (NCPG)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I (NCPGI)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class Y (NJMMAY)*

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class P (NVDBLP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class P (NVDMAP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class P (NVDMCP)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class P (NVIDAP)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class P (NVIDCP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II (NVNSR2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I (NVSTB1)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V (SAM5)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)

NORTHERN LIGHTS

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)

Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)

Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)*

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio (TRHSP)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - Global Resources Fund: Initial Class (VWHA)

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)

WELLS FARGO FUNDS

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

*	At December 31, 2021, policyholders were not invested in this fund.

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by policyholders and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only policyholders’ purchase payments pertaining to the variable portions of their policies and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a policyholder due to a policy cancellation during the free look period, and/or if a gain is realized by the policyholder during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the policyholder. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the policy.

Unless listed below, the financial statements presented are as of December 31, 2021 and for each of the years in the two-year period ended December 31, 2021. For the subaccounts listed below with inception dates in 2021, the financial statements are as of December 31, 2021 and for the period from the inception date to December 31, 2021. For the subaccounts listed below with liquidation dates in 2021, the financial statements are for the period from January 1, 2021 to the liquidation date. For the subaccounts listed below with inception dates in 2020, the prior year financial statements reflect the period from inception date to December 31, 2020. For the subaccounts listed below with liquidation dates in 2020, the prior year financial statements reflect the period from January 1, 2020 to the liquidation date:

	Inception Date	Liquidation Date
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)	10/16/2020
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)	9/11/2020
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)	7/28/2020
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)	4/30/2020

For the two-year period ending December 31, 2021, the following underlying mutual fund mergers occurred. Underlying mutual funds that were acquired during the period ending December 31, 2021 are no longer available as of December 31, 2021. Underlying mutual funds that were acquired during the period ending December 31, 2020 are no longer available as of December 31, 2020.

Acquired Underlying Mutual Fund	Acquiring Underlying Mutual Fund	Effective Date
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II (NVLCA2)	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)	10/23/2020
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class P (NVLCAP)	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)	10/23/2020
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class P (NVLMP)	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)	10/23/2020
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)	10/16/2020
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)	9/11/2020
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares (IVKMG1)	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)	4/30/2020

For the one-year period ended December 31, 2021, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
DFVGMI	DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class	DFA Investment Dimensions Group Inc. - DFA VA Global Moderate Allocation Portfolio: Institutional Class	5/1/2021
GVGMNS	Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares	Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares	12/31/2021
AVMCCI	Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares	Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares	5/1/2021
OVAG	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I	5/1/2021

NATIONWIDE VLI SEPARATE ACCOUNT - 7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

OVGI	Invesco - Invesco V.I. Main Street Fund: Series I	Invesco Oppenheimer V.I. Main Street Fund: Series I	5/1/2021
OVGS	Invesco - Invesco V.I. Global Fund: Series I	Invesco Oppenheimer V.I. Global Fund: Series I	5/1/2021
OVSB	Invesco - Invesco V.I. Global Strategic Income Fund: Series I	Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I	5/1/2021
OVSC	Invesco - Invesco V.I. Main Street Small Cap Fund: Series I	Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I	5/1/2021
WRASP	Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II	Ivy Variable Insurance Portfolios - Asset Strategy: Class II	7/1/2021
WRBDP	Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II	Ivy Variable Insurance Portfolios - Corporate Bond: Class II	7/1/2021
WRBP	Ivy Variable Insurance Portfolios - Delaware Ivy Balanced: Class II	Ivy Variable Insurance Portfolios - Balanced: Class II	7/1/2021
WRCEP	Ivy Variable Insurance Portfolios - Delaware Ivy Core Equity: Class II	Ivy Variable Insurance Portfolios - Core Equity: Class II	7/1/2021
WRDIV	Ivy Variable Insurance Portfolios - Delaware Ivy Global Equity Income: Class II	Ivy Variable Insurance Portfolios - Global Equity Income: Class II	7/1/2021
WRENG	Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II	Ivy Variable Insurance Portfolios - Energy: Class II	7/1/2021
WRGBP	Ivy Variable Insurance Portfolios - Delaware Ivy Global Bond: Class II	Ivy Variable Insurance Portfolios - Global Bond: Class II	7/1/2021
WRGNR	Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II	Ivy Variable Insurance Portfolios - Natural Resources: Class II	7/1/2021
WRGP	Ivy Variable Insurance Portfolios - Delaware Ivy Growth: Class II	Ivy Variable Insurance Portfolios - Growth: Class II	7/1/2021
WRHIP	Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II	Ivy Variable Insurance Portfolios - High Income: Class II	7/1/2021
WRI2P	Ivy Variable Insurance Portfolios - Delaware Ivy International Core Equity: Class II	Ivy Variable Insurance Portfolios - International Core Equity: Class II	7/1/2021
WRIP	Ivy Variable Insurance Portfolios - Delaware Ivy Global Growth: Class II	Ivy Variable Insurance Portfolios - Global Growth: Class II	7/1/2021
WRLTBP	Ivy Variable Insurance Portfolios - Delaware Ivy Limited-Term Bond: Class II	Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II	7/1/2021
WRMCG	Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II	Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II	7/1/2021
WRMMP	Ivy Variable Insurance Portfolios - Delaware Ivy Government Money Market: Class II	Ivy Variable Insurance Portfolios - Government Money Market: Class II	7/1/2021
WRPAP	Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Aggressive: Class II	Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II	7/1/2021
WRPCP	Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Conservative: Class II	Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II	7/1/2021
WRPMAP	Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive: Class II	Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II	7/1/2021
WRPMAV	Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive - Managed Volatility: Class II	Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II	7/1/2021
WRPMCP	Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Conservative: Class II	Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II	7/1/2021
WRPMCV	Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Conservative - Managed Volatility: Class II	Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II	7/1/2021
WRPMMV	Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderate - Managed Volatility: Class II	Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II	7/1/2021
WRPMP	Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderate: Class II	Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II	7/1/2021
WRRESP	Ivy Variable Insurance Portfolios - Delaware Ivy Securian Real Estate Securities: Class II	Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II	7/1/2021
WRSCP	Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Growth: Class II	Ivy Variable Insurance Portfolios - Small Cap Growth: Class II	7/1/2021
WRSCV	Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Core: Class II	Ivy Variable Insurance Portfolios - Small Cap Core: Class II	7/1/2021
WRSTP	Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II	Ivy Variable Insurance Portfolios - Science and Technology: Class II	7/1/2021
WRVP	Ivy Variable Insurance Portfolios - Delaware Ivy Value: Class II	Ivy Variable Insurance Portfolios - Value: Class II	7/1/2021

NATIONWIDE VLI SEPARATE ACCOUNT - 7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

DTRTFB	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II	Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II	5/1/2021
EIF	Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I	Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I	5/1/2021
GVAAA2	Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II	5/1/2021
GVABD2	Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II	Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II	5/1/2021
GVAGG2	Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II	Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II	5/1/2021
GVAGI2	Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II	Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II	5/1/2021
GVAGR2	Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II	Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II	5/1/2021
HIBF	Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I	5/1/2021
MSBF	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I	Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I	5/1/2021
NVAMV1	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I	8/31/2021
NVAMVX	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X	8/31/2021
NVLCP1	Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I	9/7/2021
NVMMG1	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I	12/6/2021
NVNMO1	Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I	5/1/2021
NVNSR2	Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II	8/31/2021
NVOLG1	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I	8/31/2021
PVEIB	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB	Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB	5/1/2021
VWHA	VanEck VIP Trust - Global Resources Fund: Initial Class	VanEck VIP Trust - Global Hard Assets Fund: Initial Class	5/1/2021
WFVSCG	Allspring Variable Trust - VT Small Cap Growth Fund: Class 2	Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2	10/11/2021

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2021 of such funds. The cost of investments sold is determined on a first in—first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex - dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the policyholder upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(f) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Policy Charges

The Separate Account assesses charges associated with the policy. These charges are either assessed as a direct deduction from premium payments or through a surrender of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the policy and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each product are described in detail in the applicable prospectus.

Policy Charges
Mortality and Expense Risk Charge/Percent of Subaccount Value Charge - assessed through a surrender of units	Equal, on an annual basis, to 0.0% - 0.60% of the daily value of the assets invested in each fund
Sales Charge/Percent of Premium Charge - assessed through a deduction from premium payments	0.50% - 6.50% of each premium payment
Premium Tax Charge - assessed through a deduction from premium payments	3.50% of each premium payment
Short-Term Trading Fee - assessed through a surrender of units	1% of the dollar amount transferred out of a subaccount within 60 days of being applied to that subaccount
Cost of Insurance Charges (including any flat extra charge) -assessed through a surrender of units	$0.00 - $83.34 per $1,000 of a policy’s net amount at risk
Underwriting and Distribution Charge - assessed through a surrender of units	$0.00 - $0.74 per $1,000 of specified amount
Administrative Charge - assessed through a surrender of units	$8.75 - $20.00 per policy, per month
Surrender Charge - assessed through a surrender of units	$0.00 - $56.00 per $1,000 of a policy’s specified amount
Policy Loan Interest Charge - assessed through a surrender of units	3.90% - 4.50% of an outstanding policy loan
Illustration/Partial Surrender Fees - assessed through a surrender of units	$25.00 per request
Rider Charges - assessed through a surrender of units monthly, unless otherwise specified.
Adjusted Sales Load Life Insurance Rider Charge	$0.14 for each $1,000 of premium for each 1% of sales load reduction elected
Children’s Term Insurance Rider Charge	$0.43 per $1,000 of the rider’s specified amount
Long-Term Care Rider Charge	$0.00 - $28.65 per $1,000 of the rider’s net amount risk
Acceleration of Life Insurance Death Benefit for Qualified Long-Term Care Services Rider Charge	0.00 - $13.65 per $1,000 of the rider’s net amount risk
Spouse Life Insurance Rider Charge	$0.10 - $10.23 per $1,000 of the rider’s specified amount
Accidental Death Benefit Rider Charge	$0.05 - $0.75 per $1,000 of the rider’s specified amount
Waiver of Monthly Deductions Rider Charge	$85 - $855 per $1,000 of the rider’s benefit amount
Premium Waiver Rider Charge	$42 - $315 per $1,000 of the rider’s benefit amount
Additional Term Insurance/Additional Protection Rider Charge	$0.01 - $83.34 per $1,000 of the rider’s death benefit
Overloan Lapse Protection/Policy Guard Rider Charge	$1.50 - $42.50 per $1,000 of the policy’s cash value at the time the rider is invoked
Extended Death Benefit Guarantee Rider Charge	$0.01 - $0.16 of elected policy specified amount coverage
Four Year Term Insurance Rider Charge	$0.01 - $83.34 per $1,000 of a rider death benefit
Policy Split Option Rider Charge	$0.01 - $0.03 of policy and Additional Term Insurance Rider specified amount
Wealth Guard Rider Charge	$0.58 - $1.25 per $1,000 of cash value

For the years ended December 31, 2021 and 2020, total front-end sales charge deductions were $961,146 and $984,991, respectively and were recognized as part of purchase payments on the Statements of Changes in Contract Owners’ Equity.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk. Asset charges are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

For the Best of America Next Generation® II FPVUL and the Nationwide® Options Select- NY policies, the Company deducts a charge as follows:

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

In policy years 1 through 10, the Company deducts an annualized charge of 0.60% on the first $25,000 of variable cash value, 0.30% for the next $225,000 in variable cash value, and 0.10% for variable cash value in excess of $250,000.

In policy years 11 through 20, the Company deducts an annualized charge of 0.30% on the first $25,000 of variable cash value, 0.20% on the next $225,000 of variable cash value, and 0.05% for variable cash value in excess of $250,000.

In policy years 21 and later, the Company does not deduct charges on any variable cash values.

For Nationwide® YourLife Accumulation VUL – NY policies, the Company deducts a charge as follows:

In policy years 1 through 10, the Company deducts an annualized charge of 0.60% on the first $250,000 of variable cash value and 0.00% for variable cash value in excess of $250,000.

For Nationwide® YourLife Protection VUL – NY policies, the Company deducts a charge as follows:

In policy years 1 through 15, the Company deducts an annualized charge of 0.80% on the first $250,000 of variable cash value, and 0.30% for variable cash value in excess of $250,000.

In policy years 16 and later, the Company deducts an annualized charge of 0.30% on the first $250,000 of variable cash value, 0.20% for variable cash value in excess of $250,000.

For Nationwide YourLife® Survivorship VUL – NY policies, the Company deducts a charge as follows:

In policy years 1 through 15, the Company deducts an annualized charge of 0.80% on the first $225,000 in variable cash value, and 0.50% for variable cash value in excess of $250,000.

In policy years 16 through 20, the Company deducts an annualized charge of 0.50% on the first $225,000 of variable cash value, and 0.50% for variable cash value in excess of $250,000.

In policy years 21 and later, the Company does not deduct charges on any variable cash values.

The above charges are assessed monthly against each policy by liquidating units.

(4) Death Benefits

Death benefit proceeds result in a surrender of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account. Death benefits are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(5) Policy Loans (Net of Repayments)

Policy provisions allow policyholders to borrow 90% of a policy’s variable cash surrender value plus 100% of a policy’s fixed cash surrender value less the applicable value of surrender charge. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary date. For Best of America Next Generation® II FPVUL policies, Nationwide® Options Select—NY policies, Nationwide YourLife® Accumulation VUL – NY policies and Nationwide YourLife® Survivorship VUL – NY policies, the maximum guaranteed and current loan interest charged is 3.9%. For Nationwide YourLife® Protection VUL – NY policies, the maximum guaranteed loan interest charged is 4.5%. Current loan interest charged may vary. At the time the loan is granted, the amount of the loan is transferred from the Separate Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Separate Account. Loan repayments result in a transfer of collateral including interest credited back to the Separate Account. Policy loans (net of repayments) are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Policyholders may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the policyholder executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Separate Account are included in purchase payments received from policyholders, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the policyholder, also result in transfers between the Separate Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements. For the years ended December 31, 2021 and 2020, total transfers to the Separate Account from the fixed account were $7,696,533 and $9,014,924, respectively, and total transfers from the Separate Account to the fixed account were $6,262,261 and $13,264,722, respectively.

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quotes prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quotes prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate, Secures Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2021:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$520,630,726	$-	$-	$520,630,726

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2021 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALVDAA	$20,804	$4,726
ALVIVB	5,090	1
ALVSVA	178,988	311,103
ACVIP1	329,361	99,176
ACVIP2	173,219	165,129
ACVMV1	278,207	369,038
BRVGA1	392,652	126,224
BRVHYI	176,522	298,428
MLVGA2	2,853,844	924,901
DCAP	260,335	2,256,283
DSIF	804,498	516,861
DVSCS	149,585	225,728
DWVSVS	19,260	55,459
DFVGB	55,958	22,944
DFVGMI	19,340	11,870
DFVIPS	19,083	27,780
DFVIS	40,611	8,699
DFVIV	22,284	9,392
DFVSTF	235,030	92,265
DFVULV	28,512	18,028
DFVUTV	278,499	31,824
DSGIBA	134,934	18,453
FQB	232,467	101,996
FCS	517,719	129,615
FEIS	1,161,836	628,257
FEMS	281,555	25,910
FF10S	63,999	68,833
FF20S	752,122	836,088

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

FF30S	812,432	595,638
FGS	2,530,858	1,027,575
FIGBS	663,428	822,006
FMCS	1,833,926	1,082,921
FNRS2	678,656	442,241
FOS	421,736	189,641
FRESS	13,439	15,719
FVSS	93,208	35,022
FTVDM2	206,723	163,482
FTVFA1	6,961	7,567
FTVFA2	27,199	32,582
FTVGB1	99,763	147,896
FTVGI2	147,425	193,384
FTVIS1	74,751	94,458
FTVIS2	195,935	117,084
FTVRDI	214,736	4,294,284
FTVSVI	326,608	733,665
TIF2	228,851	111,402
GVGMNS	9,839	2,074
GVMSAS	10,672	907
RVARS	23,794	4,456
ACEG	133,778	54,541
AVMCCI	676	1,446
IVBRA1	334,565	42,659
OVAG	373,211	102,102
OVGI	507,580	6,863,846
OVGS	619,266	358,582
OVIG	679,288	65,077
OVSB	55,626	16,819
OVSC	348,343	312,310
WRASP	582,482	221,406
WRBDP	769	59
WRBP	2,021	680
WRGNR	346	29
WRHIP	87,622	56,339
WRMCG	627,088	502,713
WRPAP	2,999	455
WRPMAP	2,890	248
WRSCP	1,050	68
WRSTP	4,563	485
JACAS	1,367,958	751,613
JAEI	375,563	126,423
JAGTS	3,132,698	2,188,155
JAIGS	237,997	297,570
LOVTRC	234,488	29,370
MNDIC	932,992	537,240
MV2IGI	245,989	97,757
MV3MVI	109,027	9,042
MVFIC	680,233	1,263,401
MVIGIC	26,421	9,681
MVIVIC	129,284	78,817
MVIVSC	194,880	228,185
MSVFI	118,395	53,795
DTRTFB	10,097	1,637
EIF	447,801	249,981
GBF	442,135	428,800
GEM	269,208	263,577
GIG	78,635	213,981
GVAAA2	1,045,841	701,030
GVABD2	214,684	13,571

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

GVAGG2	486,604	619,018
GVAGI2	359,244	208,507
GVAGR2	549,024	571,832
GVDMA	2,723,344	3,753,006
GVDMC	47,460	42,139
GVEX1	2,546,841	1,353,950
GVIDA	917,396	712,997
GVIDC	27,776	22,563
GVIDM	562,815	1,997,208
GVIX2	34,027	122,403
HIBF	145,604	179,248
IDPG	20,516	5,936
IDPGI	21,104	5,349
MCIF	494,248	342,665
MSBF	300,581	176,466
NCPG	117,770	96,442
NCPGI	18,504	8,547
NVAMV1	52,765	1,171,025
NVAMVX	801,837	337,932
NVBX	157,389	24,897
NVCBD1	76,975	51,574
NVCCA1	423,943	187,765
NVCCN1	20,138	24,707
NVCMA1	842,202	1,230,598
NVCMC1	20,820	31,155
NVCMD1	969,573	1,588,610
NVCRA1	208,055	352,208
NVCRB1	195,868	121,728
NVDBL2	211,769	365,190
NVDBLP	66,258	16,089
NVDCA2	2,603	287,954
NVDCAP	366,593	110,607
NVDMAP	233,120	528,608
NVDMCP	45,886	30,624
NVFIII	1,532	6,091
NVGEII	1,785	1,543
NVIDAP	170,951	40,967
NVIDCP	21,840	6,636
NVIDMP	3,578,333	118,187
NVIE6	7,408	19,181
NVIX	315,409	104,670
NVLCP1	1,855,545	1,660,277
NVMIG1	644,304	248,444
NVMIVX	318,141	164,780
NVMLG1	1,567,675	476,039
NVMMG1	970,182	643,724
NVMMV1	25,601	44,427
NVMMV2	171,690	172,334
NVNMO1	50,143	19,384
NVNSR2	439,700	123,359
NVOLG1	13,576,518	2,257,257
NVRE1	313,485	545,782
NVSIX2	196,849	188,821
NVSTB1	28,234	16,360
NVSTB2	394,758	81,330
NVTIV3	45,644	151,803
SAM	2,628,250	5,336,527
SAM5	2,107,747	2,840,669
SCF	224,564	341,828
SCGF	467,457	345,802

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

SCVF	71,492	200,702
TRF	355,496	274,224
AMMCGS	40,231	8,354
AMSRS	44,140	69,535
AMTB	173,525	36,127
NOTB3	27,405	25,159
NOTG3	72,842	31,575
NOTMG3	35,843	14,887
PMVAAA	99,545	13,741
PMVFBA	81,222	22,638
PMVLDA	276,161	153,598
PMVRSA	127,261	7,778
PMVTRA	235,653	1,552,772
PVEIB	231,230	18,834
PVGOB	148,914	83,326
TRHS2	827,650	467,598
TRHSP	471,545	451,643
VWHA	475,114	408,883
VRVDRI	5,038	1,817
WFVSCG	293,645	229,133

	$81,052,092	$70,350,598

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(8) Financial Highlights

The Company offers several variable life products through the Separate Account that have unique combinations of features and fees that are assessed to the policyholder. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life insurance policies as of December 31, 2021, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2021. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)
2021	0.00%	11,851	$17.47	$207,090	1.93%	9.67%
2020	0.00%	11,130	15.93	177,336	1.92%	5.02%
2019	0.00%	8,152	15.17	123,675	1.82%	15.51%
2018	0.00%	10,689	13.13	140,386	2.13%	-7.07%
2017	0.00%	7,091	14.13	100,213	2.01%	14.67%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
2021	0.00%	1,565	10.22	16,001	2.07%	10.85%
2020	0.00%	1,092	9.22	10,071	1.29%	2.21%
2019	0.00%	5,875	9.02	53,013	2.11%	16.79%
2018	0.00%	1,138	7.73	8,792	1.19%	-22.74%	****
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
2021	0.00%	73,486	35.72	2,624,919	0.77%	35.95%
2020	0.00%	78,373	26.27	2,059,241	0.97%	3.37%
2019	0.00%	102,920	25.42	2,616,068	0.59%	20.10%
2018	0.00%	104,197	21.17	2,205,335	0.48%	-15.03%
2017	0.00%	107,977	24.91	2,689,541	0.45%	13.15%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)
2021	0.00%	46,958	13.15	617,585	3.54%	6.61%
2020	0.00%	30,376	12.34	374,716	1.58%	9.81%
2019	0.00%	32,557	11.23	365,751	2.54%	9.16%
2018	0.00%	34,926	10.29	359,453	3.07%	-2.57%
2017	0.00%	37,504	10.56	396,173	2.48%	3.92%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
2021	0.00%	58,086	19.00	1,103,836	3.13%	6.27%
2020	0.00%	59,426	17.88	1,062,686	1.31%	9.55%
2019	0.00%	76,317	16.32	1,245,723	2.31%	8.90%
2018	0.00%	84,420	14.99	1,265,344	2.87%	-2.82%
2017	0.00%	83,460	15.42	1,287,236	2.46%	3.67%
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
2021	0.00%	86,934	51.83	4,505,770	1.16%	23.20%
2020	0.00%	89,860	42.07	3,780,280	1.79%	1.21%
2019	0.00%	103,200	41.57	4,289,531	2.06%	29.15%
2018	0.00%	107,010	32.18	3,443,983	1.42%	-12.84%
2017	0.00%	111,972	36.92	4,134,330	1.55%	11.69%
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class I (BRVGA1)
2021	0.00%	98,039	20.06	1,966,935	0.93%	6.67%
2020	0.00%	99,266	18.81	1,866,950	1.36%	21.01%
2019	0.00%	95,413	15.54	1,482,945	1.34%	17.99%
2018	0.00%	93,251	13.17	1,228,365	0.97%	-7.34%
2017	0.00%	91,672	14.22	1,303,175	1.38%	13.86%
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)
2021	0.00%	24,107	13.11	316,145	4.65%	5.34%
2020	0.00%	35,001	12.45	435,744	4.81%	7.27%
2019	0.00%	17,863	11.61	207,323	5.43%	15.29%
2018	0.00%	12,094	10.07	121,750	5.53%	-2.66%
2017	0.00%	7,065	10.34	73,063	2.07%	3.42%	****

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)
2021	0.00%	171,816	27.29	4,688,480	0.78%	6.55%
2020	0.00%	123,815	25.61	3,170,953	1.13%	20.80%
2019	0.00%	142,097	21.20	3,012,441	1.16%	17.83%
2018	0.00%	153,420	17.99	2,760,275	0.75%	-7.52%
2017	0.00%	186,437	19.45	3,627,014	1.13%	13.74%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
2020	0.00%	40,427	43.13	1,743,760	0.77%	23.69%
2019	0.00%	55,772	34.87	1,944,911	1.17%	36.10%
2018	0.00%	65,689	25.62	1,683,175	1.26%	-6.85%
2017	0.00%	69,417	27.51	1,909,533	1.34%	27.33%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2021	0.00%	176,942	54.01	9,557,116	1.14%	28.41%
2020	0.00%	180,791	42.06	7,604,478	1.58%	18.01%
2019	0.00%	189,913	35.64	6,769,192	1.73%	31.18%
2018	0.00%	200,324	27.17	5,442,977	1.68%	-4.63%
2017	0.00%	191,812	28.49	5,464,989	1.66%	21.54%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares(DVSCS)
2021	0.00%	88,227	50.46	4,451,904	0.67%	26.14%
2020	0.00%	91,724	40.00	3,669,140	1.05%	10.64%
2019	0.00%	98,180	36.16	3,549,805	0.88%	22.21%
2018	0.00%	110,427	29.58	3,266,943	0.82%	-8.97%
2017	0.00%	119,370	32.50	3,879,711	0.67%	12.40%
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
2021	0.00%	13,823	24.84	343,374	0.62%	34.01%
2020	0.00%	15,516	18.54	287,604	1.06%	-2.18%
2019	0.00%	15,820	18.95	299,762	0.78%	27.72%
2018	0.00%	16,561	14.84	245,699	0.56%	-16.94%
2017	0.00%	16,144	17.86	288,372	0.57%	11.76%
DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio(DFVGB)
2021	0.00%	20,676	11.84	244,742	0.77%	-1.04%
2020	0.00%	18,066	11.96	216,095	0.03%	1.46%
2019	0.00%	17,046	11.79	200,963	2.67%	4.19%
2018	0.00%	15,419	11.32	174,479	5.22%	1.75%
2017	0.00%	13,111	11.12	145,814	1.94%	2.11%
DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)
2021	0.00%	7,803	15.25	119,024	1.48%	14.20%
2020	0.00%	7,660	13.36	102,311	1.00%	11.29%
2019	0.00%	9,510	12.00	114,135	2.93%	18.12%
2018	0.00%	5,743	10.16	58,349	3.03%	-6.90%
2017	0.00%	6,171	10.91	67,342	0.00%	9.13%	****
DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)
2021	0.00%	13,833	13.01	179,973	4.56%	5.58%
2020	0.00%	15,298	12.32	188,515	1.21%	11.72%
2019	0.00%	17,891	11.03	197,345	1.43%	8.46%
2018	0.00%	22,081	10.17	224,569	2.11%	-1.33%
2017	0.00%	19,810	10.31	204,191	4.28%	3.27%
DFA Investment Dimensions Group Inc. - VA International Small Portfolio (DFVIS)
2021	0.00%	11,741	22.91	268,955	2.64%	14.56%
2020	0.00%	11,438	20.00	228,704	2.25%	9.41%
2019	0.00%	11,118	18.27	203,178	2.91%	23.90%
2018	0.00%	10,594	14.75	156,258	1.87%	-19.77%
2017	0.00%	8,514	18.38	156,526	3.18%	29.95%
DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)
2021	0.00%	11,794	17.47	206,071	4.13%	18.11%
2020	0.00%	11,535	14.79	170,636	1.93%	-1.76%
2019	0.00%	22,600	15.06	340,325	3.56%	15.86%
2018	0.00%	22,904	13.00	297,693	2.72%	-17.08%
2017	0.00%	21,377	15.68	335,096	4.03%	25.81%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio (DFVSTF)
2021	0.00%	19,168	10.76	206,241	0.01%	-0.19%
2020	0.00%	5,934	10.78	63,969	0.40%	0.60%
2019	0.00%	13,891	10.72	148,855	3.13%	2.52%
2018	0.00%	5,126	10.45	53,582	1.76%	1.78%
2017	0.00%	4,075	10.27	41,852	1.31%	0.83%
DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio (DFVULV)
2021	0.00%	16,312	31.71	517,239	1.77%	27.04%
2020	0.00%	16,240	24.96	405,362	2.02%	-1.37%
2019	0.00%	21,613	25.31	546,997	2.23%	25.78%
2018	0.00%	21,291	20.12	428,389	2.17%	-12.12%
2017	0.00%	22,044	22.89	504,688	2.03%	19.08%
DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio (DFVUTV)
2021	0.00%	14,914	32.35	482,515	2.00%	39.68%
2020	0.00%	7,950	23.16	184,140	1.89%	3.98%
2019	0.00%	7,057	22.27	157,194	1.62%	22.56%
2018	0.00%	5,895	18.17	107,141	0.86%	-15.87%
2017	0.00%	7,139	21.60	154,225	1.08%	9.77%
Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)
2021	0.00%	52,066	16.17	841,791	2.27%	10.95%
2020	0.00%	46,428	14.57	676,524	3.10%	8.28%
2019	0.00%	40,081	13.46	539,391	3.52%	20.16%
2018	0.00%	29,986	11.20	335,820	2.78%	-7.66%
2017	0.00%	13,284	12.13	161,117	1.92%	16.54%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
2021	0.00%	65,008	19.79	1,286,740	2.43%	-1.40%
2020	0.00%	60,526	20.07	1,214,979	2.70%	8.12%
2019	0.00%	62,384	18.57	1,158,240	2.90%	9.44%
2018	0.00%	64,836	16.96	1,099,899	3.08%	-0.59%
2017	0.00%	66,734	17.07	1,138,850	3.20%	4.04%
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)
2021	0.00%	19,809	63.52	1,258,326	0.04%	27.71%
2020	0.00%	15,533	49.74	772,618	0.16%	30.43%
2019	0.00%	2,863	38.14	109,182	0.29%	31.45%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)
2021	0.00%	183,901	36.42	6,698,347	1.82%	24.83%
2020	0.00%	192,646	29.18	5,621,272	1.73%	6.55%
2019	0.00%	205,997	27.39	5,641,560	1.87%	27.32%
2018	0.00%	234,566	21.51	5,045,360	2.20%	-8.40%
2017	0.00%	238,886	23.48	5,609,463	1.64%	12.80%
Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)
2021	0.00%	30,111	13.81	415,709	2.19%	-2.28%
2020	0.00%	16,290	14.13	230,152	1.21%	31.17%
2019	0.00%	21,677	10.77	233,480	2.88%	29.30%
2018	0.00%	29	8.33	242	0.87%	-16.70%	****
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
2021	0.00%	34,643	27.94	967,757	0.95%	5.79%
2020	0.00%	36,523	26.41	964,413	1.21%	12.39%
2019	0.00%	37,612	23.49	883,663	2.03%	16.00%
2018	0.00%	38,707	20.25	783,965	1.53%	-4.10%
2017	0.00%	40,297	21.12	851,099	1.40%	12.99%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
2021	0.00%	130,885	32.24	4,219,994	1.00%	9.47%
2020	0.00%	142,512	29.45	4,197,492	1.37%	14.92%
2019	0.00%	122,412	25.63	3,137,506	1.97%	20.01%
2018	0.00%	125,750	21.36	2,685,697	1.40%	-5.98%
2017	0.00%	139,339	22.72	3,165,092	1.41%	16.47%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
2021	0.00%	161,045	37.10	5,974,659	1.01%	12.24%
2020	0.00%	163,443	33.05	5,402,336	1.15%	16.76%
2019	0.00%	176,878	28.31	5,007,347	1.91%	24.37%
2018	0.00%	177,599	22.76	4,042,467	1.25%	-7.88%
2017	0.00%	188,118	24.71	4,648,372	1.37%	20.82%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)
2021	0.00%	142,164	73.24	10,411,394	0.00%	23.08%
2020	0.00%	149,928	59.50	8,920,886	0.06%	43.75%
2019	0.00%	154,665	41.39	6,402,871	0.16%	34.18%
2018	0.00%	177,407	30.85	5,472,552	0.15%	-0.27%
2017	0.00%	169,222	30.93	5,234,454	0.12%	35.00%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
2021	0.00%	213,115	20.05	4,273,770	1.86%	-0.72%
2020	0.00%	231,344	20.20	4,673,139	2.14%	9.25%
2019	0.00%	247,950	18.49	4,584,313	2.61%	9.58%
2018	0.00%	258,379	16.87	4,359,469	2.44%	-0.63%
2017	0.00%	258,728	16.98	4,393,128	2.25%	4.16%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
2021	0.00%	190,829	52.60	10,037,674	0.51%	25.51%
2020	0.00%	207,746	41.91	8,706,819	0.56%	18.04%
2019	0.00%	218,295	35.51	7,750,784	0.78%	23.35%
2018	0.00%	240,070	28.79	6,910,474	0.55%	-14.64%
2017	0.00%	262,933	33.72	8,866,549	0.61%	20.70%
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
2021	0.00%	214,525	17.48	3,749,666	2.38%	54.83%
2020	0.00%	206,833	11.29	2,334,992	2.61%	-32.88%
2019	0.00%	207,444	16.82	3,489,102	1.75%	9.82%
2018	0.00%	222,745	15.32	3,411,351	0.68%	-24.77%
2017	0.00%	185,697	20.36	3,780,193	1.55%	-2.78%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)
2021	0.00%	202,286	17.52	3,543,407	0.45%	19.57%
2020	0.00%	204,051	14.65	2,989,242	0.35%	15.49%
2019	0.00%	212,436	12.68	2,694,573	1.72%	27.67%
2018	0.00%	208,975	9.93	2,076,139	1.41%	-14.88%
2017	0.00%	217,178	11.67	2,534,934	1.38%	30.10%
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)
2021	0.00%	8,652	15.40	133,254	1.01%	38.86%
2020	0.00%	8,973	11.09	99,523	2.00%	-6.61%
2019	0.00%	11,422	11.88	135,646	2.21%	23.09%
2018	0.00%	5,844	9.65	56,386	3.08%	-6.31%
2017	0.00%	10,285	10.30	105,914	0.25%	2.98%	****
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
2021	0.00%	6,605	41.99	277,339	1.62%	33.48%
2020	0.00%	5,742	31.46	180,630	1.33%	8.18%
2019	0.00%	6,962	29.08	202,449	1.62%	34.29%
2018	0.00%	5,207	21.65	112,752	0.79%	-17.33%
2017	0.00%	6,660	26.19	174,447	1.41%	19.21%
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
2021	0.00%	95,329	14.73	1,404,301	0.89%	-5.74%
2020	0.00%	95,235	15.63	1,488,096	4.10%	17.18%
2019	0.00%	100,606	13.34	1,341,715	1.01%	26.70%
2018	0.00%	114,309	10.53	1,203,239	0.83%	-15.79%
2017	0.00%	133,346	12.50	1,666,901	0.98%	40.41%
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 1 (FTVFA1)
2021	0.00%	2,902	22.48	65,243	1.98%	11.81%
2020	0.00%	2,987	20.11	60,060	1.69%	12.19%
2019	0.00%	3,294	17.92	59,037	3.82%	20.04%
2018	0.00%	3,039	14.93	45,374	3.50%	-9.34%
2017	0.00%	3,666	16.47	60,371	2.88%	12.17%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
2021	0.00%	33,745	22.20	748,995	1.74%	11.68%
2020	0.00%	34,585	19.87	687,342	1.56%	11.74%
2019	0.00%	52,167	17.79	927,814	4.05%	19.86%
2018	0.00%	74,227	14.84	1,101,430	3.01%	-9.65%
2017	0.00%	83,085	16.42	1,364,523	2.58%	11.98%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)
2021	0.00%	56,677	10.75	609,386	0.00%	-4.62%
2020	0.00%	61,235	11.27	690,313	8.56%	-5.07%
2019	0.00%	81,981	11.88	973,579	6.79%	2.26%
2018	0.00%	113,177	11.61	1,314,384	0.00%	2.21%
2017	0.00%	113,666	11.36	1,291,464	0.00%	2.15%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
2021	0.00%	188,449	9.48	1,785,828	0.00%	-4.99%
2020	0.00%	193,243	9.97	1,927,494	8.54%	-5.28%
2019	0.00%	227,910	10.53	2,400,022	7.21%	2.01%
2018	0.00%	275,864	10.32	2,847,681	0.00%	1.94%
2017	0.00%	275,857	10.13	2,793,466	0.00%	1.93%
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)
2021	0.00%	16,682	19.75	329,511	4.88%	17.00%
2020	0.00%	18,489	16.88	312,127	5.95%	0.97%
2019	0.00%	20,221	16.72	338,086	5.54%	16.42%
2018	0.00%	19,321	14.36	277,476	4.92%	-4.09%
2017	0.00%	22,422	14.97	336,036	4.06%	9.94%
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
2021	0.00%	100,892	26.10	2,632,861	4.67%	16.75%
2020	0.00%	102,370	22.35	2,288,077	5.98%	0.69%
2019	0.00%	112,466	22.20	2,496,411	5.39%	16.06%
2018	0.00%	120,079	19.13	2,296,599	4.76%	-4.30%
2017	0.00%	136,887	19.99	2,735,808	4.14%	9.67%
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)
2020	0.00%	82,555	41.19	3,400,480	1.50%	16.23%
2019	0.00%	84,551	35.44	2,996,438	1.49%	29.58%
2018	0.00%	88,308	27.35	2,415,085	1.47%	-4.84%
2017	0.00%	95,893	28.74	2,755,954	1.69%	20.85%
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)
2021	0.00%	143,369	44.42	6,369,038	1.12%	25.67%
2020	0.00%	158,094	35.35	5,588,629	1.70%	5.41%
2019	0.00%	161,036	33.54	5,400,596	1.29%	26.72%
2018	0.00%	170,281	26.46	4,506,340	1.12%	-12.69%
2017	0.00%	174,174	30.31	5,279,082	0.72%	10.92%
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
2021	0.00%	179,299	10.01	1,794,243	1.83%	4.16%
2020	0.00%	171,000	9.61	1,642,819	3.32%	-1.16%
2019	0.00%	183,230	9.72	1,780,994	1.74%	12.53%
2018	0.00%	225,424	8.64	1,947,166	2.66%	-15.44%
2017	0.00%	222,644	10.22	2,274,340	2.53%	16.69%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)
2021	0.00%	2,194	17.53	38,450	0.00%	16.17%
2020	0.00%	2,012	15.09	30,352	0.26%	4.11%
2019	0.00%	2,670	14.49	38,687	1.32%	11.94%
2018	0.00%	4,672	12.94	60,477	1.50%	-4.34%
2017	0.00%	1,318	13.53	17,834	0.29%	13.11%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
2021	0.00%	1,265	11.55	14,614	1.73%	4.84%
2020	0.00%	413	11.02	4,551	2.17%	6.72%
2019	0.00%	313	10.33	3,232	1.10%	8.82%
2018	0.00%	1,657	9.49	15,722	2.17%	-5.12%	****

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)
2021	0.00%	13,447	12.72	171,065	0.00%	8.10%
2020	0.00%	12,226	11.77	143,872	1.15%	7.39%
2019	0.00%	20,254	10.96	221,945	2.20%	5.01%
2018	0.00%	25,682	10.43	267,991	0.00%	-5.07%
2017	0.00%	24,750	10.99	272,072	0.00%	3.67%
Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)
2021	0.00%	22,523	42.55	958,320	0.00%	11.93%
2020	0.00%	23,231	38.01	883,120	0.07%	42.35%
2019	0.00%	26,097	26.70	696,907	0.00%	36.76%
2018	0.00%	27,945	19.53	545,687	0.00%	-3.62%
2017	0.00%	32,529	20.26	659,082	0.08%	27.34%
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares (AVMCCI)
2021	0.00%	2,910	25.32	73,671	0.45%	23.24%
2020	0.00%	2,956	20.54	60,722	0.71%	9.25%
2019	0.00%	3,563	18.80	66,995	0.50%	25.28%
2018	0.00%	3,676	15.01	55,174	0.52%	-11.35%
2017	0.00%	3,772	16.93	63,863	0.61%	14.92%
Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
2021	0.00%	124,564	15.83	1,971,669	3.31%	9.54%
2020	0.00%	113,421	14.45	1,638,866	7.49%	10.22%
2019	0.00%	140,308	13.11	1,839,302	0.00%	15.21%
2018	0.00%	140,920	11.38	1,603,498	1.45%	-6.46%
2017	0.00%	175,238	12.16	2,131,707	4.18%	10.16%
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
2021	0.00%	106,567	17.66	1,881,806	0.00%	19.10%
2020	0.00%	100,972	14.83	1,497,079	0.00%	48.27%	****
Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)
2020	0.00%	140,620	37.68	5,298,184	1.45%	13.94%
2019	0.00%	161,907	33.07	5,353,763	1.07%	32.08%
2018	0.00%	174,937	25.04	4,379,616	1.15%	-7.89%
2017	0.00%	191,799	27.18	5,212,828	1.23%	16.91%
Invesco - Invesco V.I. Global Fund: Series I (OVGS)
2021	0.00%	180,099	36.10	6,502,012	0.00%	15.49%
2020	0.00%	181,966	31.26	5,688,323	0.69%	27.64%
2019	0.00%	211,518	24.49	5,180,395	0.90%	31.79%
2018	0.00%	218,071	18.58	4,052,665	1.00%	-13.18%
2017	0.00%	223,738	21.41	4,789,154	0.94%	36.66%
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)
2021	0.00%	139,259	16.15	2,248,954	0.00%	10.22%
2020	0.00%	111,939	14.65	1,640,134	1.16%	21.50%
2019	0.00%	60,772	12.06	732,861	1.09%	28.60%
2018	0.00%	67,531	9.38	633,247	0.84%	-19.42%
2017	0.00%	127,298	11.64	1,481,312	1.75%	26.29%
Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)
2021	0.00%	30,378	12.24	371,800	4.83%	-3.41%
2020	0.00%	28,634	12.67	362,838	5.88%	3.40%
2019	0.00%	29,420	12.25	360,536	3.76%	10.80%
2018	0.00%	32,006	11.06	353,984	5.12%	-4.40%
2017	0.00%	34,203	11.57	395,683	2.27%	6.27%
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)
2021	0.00%	62,535	52.64	3,291,602	0.37%	22.55%
2020	0.00%	66,044	42.95	2,836,574	0.59%	19.93%
2019	0.00%	88,523	35.81	3,170,269	0.20%	26.47%
2018	0.00%	103,215	28.32	2,922,765	0.30%	-10.32%
2017	0.00%	108,717	31.58	3,432,946	0.85%	14.16%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)
2021	0.00%	198,159	20.78	4,117,038	1.60%	10.44%
2020	0.00%	203,887	18.81	3,835,544	2.05%	13.88%
2019	0.00%	243,000	16.52	4,014,263	2.15%	21.78%
2018	0.00%	256,744	13.57	3,482,830	1.80%	-5.44%
2017	0.00%	293,257	14.35	4,206,940	1.52%	18.27%
Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II (WRBDP)
2021	0.00%	319	17.65	5,629	1.98%	-0.85%
2020	0.00%	295	17.80	5,250	2.51%	10.97%
2019	0.00%	273	16.04	4,378	2.71%	12.18%
2018	0.00%	254	14.30	3,631	2.09%	-1.90%
2017	0.00%	232	14.57	3,381	1.56%	4.01%
Ivy Variable Insurance Portfolios - Delaware Ivy Balanced: Class II (WRBP)
2021	0.00%	324	30.36	9,836	0.97%	15.97%
2020	0.00%	298	26.18	7,801	1.38%	14.11%
2019	0.00%	262	22.94	6,010	1.71%	22.09%
2018	0.00%	224	18.79	4,209	1.54%	-3.24%
2017	0.00%	185	19.42	3,592	1.54%	11.37%
Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II (WRGNR)
2021	0.00%	522	5.93	3,093	1.59%	26.68%
2020	0.00%	474	4.68	2,217	2.29%	-11.99%
2019	0.00%	412	5.32	2,190	0.98%	9.46%
2018	0.00%	369	4.86	1,792	0.30%	-23.23%
2017	0.00%	319	6.33	2,018	0.14%	2.97%
Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP)
2021	0.00%	28,410	26.87	763,443	5.87%	6.06%
2020	0.00%	28,907	25.34	732,404	7.50%	6.03%
2019	0.00%	38,631	23.90	923,133	6.50%	11.19%
2018	0.00%	47,880	21.49	1,028,983	6.32%	-2.11%
2017	0.00%	48,181	21.96	1,057,824	5.67%	6.68%
Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)
2021	0.00%	24,690	67.74	1,672,417	0.00%	16.36%
2020	0.00%	25,105	58.22	1,461,496	0.00%	49.00%
2019	0.00%	15,546	39.07	607,389	0.00%	37.94%
2018	0.00%	12,076	28.32	342,042	0.00%	-0.06%
2017	0.00%	11,016	28.34	312,199	0.00%	26.89%
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Aggressive: Class II (WRPAP)
2021	0.00%	712	32.77	23,330	1.62%	18.93%
2020	0.00%	671	27.55	18,486	1.43%	15.70%
2019	0.00%	618	23.81	14,715	2.70%	23.24%
2018	0.00%	570	19.32	11,013	1.77%	-4.27%
2017	0.00%	538	20.18	10,858	0.89%	19.83%
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive: Class II (WRPMAP)
2021	0.00%	640	29.75	19,040	1.85%	16.88%
2020	0.00%	585	25.45	14,890	1.71%	15.12%
2019	0.00%	550	22.11	12,161	2.64%	21.40%
2018	0.00%	507	18.21	9,234	1.69%	-4.71%
2017	0.00%	462	19.11	8,830	0.80%	16.72%
Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Growth: Class II (WRSCP)
2021	0.00%	165	37.11	6,124	0.93%	3.99%
2020	0.00%	158	35.69	5,639	0.00%	37.66%
2019	0.00%	152	25.92	3,941	0.00%	23.37%
2018	0.00%	146	21.01	3,068	0.38%	-4.11%
2017	0.00%	137	21.92	3,002	0.00%	23.12%
Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II (WRSTP)
2021	0.00%	204	66.98	13,663	0.00%	15.17%
2020	0.00%	199	58.16	11,573	0.00%	35.36%
2019	0.00%	203	42.96	8,722	0.00%	49.48%
2018	0.00%	200	28.74	5,748	0.00%	-5.23%
2017	0.00%	189	30.33	5,732	0.00%	32.12%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)
2021	0.00%	79,628	72.04	5,736,558	0.00%	22.60%
2020	0.00%	80,036	58.76	4,703,034	0.17%	39.03%
2019	0.00%	76,892	42.26	3,249,772	0.02%	36.85%
2018	0.00%	83,802	30.88	2,588,067	1.23%	1.72%
2017	0.00%	82,297	30.36	2,498,630	0.00%	29.99%
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)
2021	0.00%	107,848	21.89	2,360,571	0.31%	16.83%
2020	0.00%	104,871	18.73	1,964,737	0.09%	19.47%
2019	0.00%	67,605	15.68	1,060,121	0.21%	35.49%
2018	0.00%	52,378	11.57	606,226	0.32%	-0.41%
2017	0.00%	11,334	11.62	131,726	0.01%	16.22%	****
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
2021	0.00%	121,711	66.61	8,107,744	0.11%	17.75%
2020	0.00%	122,836	56.58	6,949,467	0.00%	50.73%
2019	0.00%	131,184	37.53	4,923,927	0.38%	44.82%
2018	0.00%	101,415	25.92	2,628,504	1.10%	0.91%
2017	0.00%	101,756	25.68	2,613,570	0.45%	44.91%
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)
2021	0.00%	177,282	15.82	2,804,523	1.01%	13.29%
2020	0.00%	183,388	13.96	2,560,895	1.20%	16.02%
2019	0.00%	214,294	12.04	2,579,170	1.85%	26.71%
2018	0.00%	225,720	9.50	2,144,084	1.68%	-15.14%
2017	0.00%	233,028	11.19	2,608,284	1.57%	30.80%
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
2021	0.00%	62,432	12.02	750,144	2.20%	-0.24%
2020	0.00%	46,984	12.04	565,915	2.62%	7.43%
2019	0.00%	37,692	11.21	422,609	2.44%	8.41%
2018	0.00%	48,114	10.34	497,615	4.35%	-1.03%
2017	0.00%	21,776	10.45	227,552	6.56%	3.86%
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)
2021	0.00%	51,109	38.12	1,948,078	0.00%	1.80%
2020	0.00%	48,470	37.44	1,814,821	0.00%	45.89%
2019	0.00%	64,683	25.67	1,660,101	0.00%	41.70%
2018	0.00%	44,495	18.11	805,908	0.00%	-1.48%
2017	0.00%	30,506	18.38	560,809	0.00%	26.65%
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)
2021	0.00%	61,735	29.25	1,805,675	0.25%	25.97%
2020	0.00%	64,365	23.22	1,494,450	0.53%	22.53%
2019	0.00%	164,483	18.95	3,116,922	0.59%	39.95%
2018	0.00%	176,439	13.54	2,389,014	0.57%	0.81%
2017	0.00%	205,129	13.43	2,755,182	0.65%	28.42%
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)
2021	0.00%	6,540	18.04	118,009	1.11%	30.99%
2020	0.00%	433	13.78	5,965	1.19%	37.76%	****
MFS(R) Insurance Trust - MFS Value Series: Initial Class (MVFIC)
2021	0.00%	227,593	45.39	10,330,404	1.31%	25.45%
2020	0.00%	249,746	36.18	9,036,029	1.53%	3.48%
2019	0.00%	303,035	34.97	10,595,852	2.14%	29.80%
2018	0.00%	337,246	26.94	9,084,721	1.52%	-10.09%
2017	0.00%	358,696	29.96	10,746,450	1.96%	17.65%
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)
2021	0.00%	4,979	13.88	69,087	0.53%	9.27%
2020	0.00%	3,895	12.70	49,463	1.31%	15.84%
2019	0.00%	723	10.96	7,926	1.19%	9.63%	****

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
MFS(R)Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Initial Class (MVIVIC)
2021	0.00%	33,924	29.66	1,006,314	0.34%	10.55%
2020	0.00%	33,060	26.83	887,061	0.98%	20.52%
2019	0.00%	39,983	22.26	890,138	1.83%	25.94%
2018	0.00%	39,851	17.68	704,444	1.11%	-9.49%
2017	0.00%	39,093	19.53	763,492	1.55%	27.14%
MFS(R)Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
2021	0.00%	90,393	33.55	3,033,080	0.14%	10.28%
2020	0.00%	93,934	30.43	2,858,187	0.75%	20.21%
2019	0.00%	123,138	25.31	3,116,974	1.54%	25.65%
2018	0.00%	143,582	20.15	2,892,476	0.92%	-9.72%
2017	0.00%	161,165	22.31	3,596,381	1.36%	26.82%
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)
2021	0.00%	26,654	19.78	527,294	4.05%	-0.32%
2020	0.00%	26,313	19.85	522,242	2.85%	7.80%
2019	0.00%	25,074	18.41	461,648	3.93%	10.88%
2018	0.00%	30,072	16.60	499,341	2.54%	-0.65%
2017	0.00%	29,838	16.71	498,703	3.19%	6.24%
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)
2021	0.00%	3,632	11.21	40,715	2.35%	-0.45%
2020	0.00%	2,968	11.26	33,420	1.37%	3.74%
2019	0.00%	4,781	10.85	51,893	4.46%	6.59%
2018	0.00%	1,392	10.18	14,175	3.77%	1.83%	****
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)
2021	0.00%	136,967	37.13	5,084,979	1.33%	20.29%
2020	0.00%	134,870	30.86	4,162,519	1.79%	3.63%
2019	0.00%	138,111	29.78	4,113,263	1.81%	27.31%
2018	0.00%	149,234	23.39	3,491,092	1.82%	-7.26%
2017	0.00%	153,490	25.22	3,871,564	3.16%	18.00%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2021	0.00%	175,610	16.60	2,915,572	1.62%	-2.08%
2020	0.00%	177,788	16.96	3,014,455	1.86%	6.08%
2019	0.00%	242,404	15.98	3,874,387	2.68%	6.27%
2018	0.00%	174,430	15.04	2,623,453	2.08%	-0.05%
2017	0.00%	196,901	15.05	2,962,843	2.10%	2.08%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
2021	0.00%	247,796	13.31	3,297,759	0.93%	-7.28%
2020	0.00%	249,676	14.35	3,583,503	1.94%	13.30%
2019	0.00%	268,892	12.67	3,406,309	2.41%	22.95%
2018	0.00%	292,690	10.30	3,015,798	0.66%	-17.42%
2017	0.00%	347,881	12.48	4,340,389	1.51%	41.50%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
2021	0.00%	47,146	15.08	710,820	2.37%	12.66%
2020	0.00%	57,054	13.38	763,489	1.10%	7.95%
2019	0.00%	73,894	12.40	916,093	2.69%	19.12%
2018	0.00%	69,997	10.41	728,456	2.07%	-14.53%
2017	0.00%	69,700	12.18	848,726	1.84%	27.45%
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)
2021	0.00%	407,649	30.90	12,598,058	1.12%	14.71%
2020	0.00%	403,046	26.94	10,858,594	1.47%	12.00%
2019	0.00%	418,042	24.06	10,056,150	1.62%	20.78%
2018	0.00%	394,997	19.92	7,866,887	1.24%	-4.98%
2017	0.00%	376,456	20.96	7,890,465	1.12%	15.79%
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)
2021	0.00%	62,858	16.31	1,024,976	2.13%	-0.72%
2020	0.00%	52,119	16.42	855,988	2.03%	9.21%
2019	0.00%	53,016	15.04	797,324	1.85%	8.98%
2018	0.00%	51,331	13.80	708,353	2.38%	-1.07%
2017	0.00%	47,559	13.95	663,421	1.23%	3.21%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)
2021	0.00%	112,320	44.74	5,025,327	0.00%	16.00%
2020	0.00%	118,297	38.57	4,562,567	0.65%	29.93%
2019	0.00%	129,958	29.68	3,857,719	0.67%	34.78%
2018	0.00%	138,511	22.02	3,050,652	0.23%	-9.42%
2017	0.00%	141,719	24.32	3,445,979	0.71%	30.97%
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)
2021	0.00%	78,014	35.07	2,736,247	1.09%	23.65%
2020	0.00%	75,858	28.37	2,151,820	1.64%	13.08%
2019	0.00%	79,378	25.09	1,991,252	1.33%	25.67%
2018	0.00%	86,518	19.96	1,727,082	1.04%	-2.18%
2017	0.00%	89,117	20.41	1,818,695	1.39%	21.93%
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)
2021	0.00%	173,900	58.80	10,224,913	0.00%	21.53%
2020	0.00%	176,951	48.38	8,560,830	0.72%	51.49%
2019	0.00%	176,341	31.93	5,631,439	0.35%	30.29%
2018	0.00%	191,011	24.51	4,681,969	0.31%	-0.66%
2017	0.00%	199,101	24.67	4,912,496	0.31%	27.80%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2021	0.00%	1,584,985	32.86	52,088,460	0.16%	13.63%
2020	0.00%	1,645,739	28.92	47,599,056	0.22%	12.33%
2019	0.00%	1,755,206	25.75	45,193,502	2.08%	21.83%
2018	0.00%	1,856,017	21.13	39,226,888	1.60%	-7.73%
2017	0.00%	1,993,728	22.90	45,665,516	1.63%	16.68%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2021	0.00%	45,714	23.76	1,086,036	0.21%	6.71%
2020	0.00%	45,980	22.26	1,023,689	0.13%	8.55%
2019	0.00%	56,348	20.51	1,155,684	1.91%	13.48%
2018	0.00%	73,685	18.07	1,331,710	1.89%	-3.73%
2017	0.00%	80,239	18.77	1,506,371	1.87%	9.21%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)
2021	0.00%	603,093	34.96	21,084,895	2.27%	28.37%
2020	0.00%	586,674	27.24	15,978,130	2.01%	52.30%
2019	0.00%	544,502	23.04	12,547,823	2.29%	31.16%
2018	0.00%	442,741	17.57	7,778,574	1.90%	-4.62%
2017	0.00%	346,747	18.42	6,386,983	2.14%	21.53%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2021	0.00%	336,901	35.24	11,870,792	0.13%	15.50%
2020	0.00%	337,329	30.51	10,290,544	0.22%	12.82%
2019	0.00%	360,626	27.04	9,751,477	2.00%	23.73%
2018	0.00%	385,881	21.85	8,433,080	1.51%	-8.85%
2017	0.00%	391,889	23.98	9,396,335	1.51%	18.43%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2021	0.00%	45,631	19.33	882,032	0.23%	2.75%
2020	0.00%	45,772	18.81	861,073	0.10%	6.71%
2019	0.00%	38,903	17.63	685,801	2.26%	9.53%
2018	0.00%	37,159	16.09	598,047	1.85%	-1.80%
2017	0.00%	46,389	16.39	760,307	1.80%	5.68%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2021	0.00%	823,451	28.19	23,210,596	0.19%	10.31%
2020	0.00%	888,195	25.55	22,694,832	0.14%	10.34%
2019	0.00%	1,003,813	23.16	23,244,593	2.13%	17.74%
2018	0.00%	1,106,796	19.67	21,766,848	1.83%	-5.68%
2017	0.00%	1,180,019	20.85	24,604,286	1.74%	12.93%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)
2021	0.00%	36,314	14.34	520,872	2.65%	10.53%
2020	0.00%	43,796	12.98	568,356	2.15%	7.34%
2019	0.00%	54,325	12.09	656,802	3.19%	21.42%
2018	0.00%	51,908	9.96	516,886	2.47%	-13.90%
2017	0.00%	51,590	11.57	596,645	2.61%	24.56%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)
2021	0.00%	54,009	26.80	1,447,492	4.68%	4.96%
2020	0.00%	57,914	25.53	1,478,736	5.22%	6.02%
2019	0.00%	63,506	24.08	1,529,511	5.43%	14.74%
2018	0.00%	72,042	20.99	1,512,198	5.96%	-3.00%
2017	0.00%	72,443	21.64	1,567,626	5.44%	6.76%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)
2021	0.00%	7,821	16.00	125,112	0.43%	12.34%
2020	0.00%	7,189	14.24	102,373	0.12%	6.59%
2019	0.00%	10,172	13.36	135,896	2.66%	15.52%
2018	0.00%	7,770	11.56	89,859	2.47%	-5.82%
2017	0.00%	4,069	12.28	49,966	3.03%	17.23%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I (IDPGI)
2021	0.00%	7,494	14.49	108,608	0.44%	7.72%
2020	0.00%	6,576	13.45	88,473	0.14%	4.83%
2019	0.00%	7,848	12.83	100,723	2.76%	13.37%
2018	0.00%	4,857	11.32	54,984	2.47%	-5.38%
2017	0.00%	3,749	11.96	44,853	2.35%	14.30%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2021	0.00%	110,991	52.78	5,857,916	1.22%	24.26%
2020	0.00%	111,270	42.47	4,726,128	1.17%	13.11%
2019	0.00%	129,476	37.55	4,861,802	1.29%	25.65%
2018	0.00%	142,407	29.88	4,255,719	1.35%	-11.38%
2017	0.00%	140,820	33.72	4,748,879	1.13%	15.78%
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)
2021	0.00%	97,549	20.34	1,984,421	5.52%	5.24%
2020	0.00%	96,716	19.33	1,869,551	3.32%	4.06%
2019	0.00%	108,524	18.58	2,015,955	4.63%	9.17%
2018	0.00%	127,321	17.02	2,166,505	2.71%	-2.34%
2017	0.00%	134,413	17.42	2,342,099	4.57%	6.33%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I (NCPG)
2021	0.00%	39,977	16.19	647,157	0.32%	15.72%
2020	0.00%	38,665	13.99	540,888	0.81%	7.53%
2019	0.00%	30,605	13.01	398,139	3.08%	15.59%
2018	0.00%	23,791	11.25	267,742	2.47%	-6.79%
2017	0.00%	19,034	12.07	229,802	2.56%	17.98%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I (NCPGI)
2021	0.00%	9,641	14.63	141,025	0.33%	10.24%
2020	0.00%	8,972	13.27	119,049	0.66%	5.32%
2019	0.00%	7,915	12.60	99,717	2.84%	14.05%
2018	0.00%	6,934	11.05	76,596	2.27%	-6.81%
2017	0.00%	7,218	11.85	85,559	2.10%	14.96%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)
2021	0.00%	82,931	48.33	4,007,769	1.17%	34.53%
2020	0.00%	110,612	35.92	3,973,467	1.50%	1.49%
2019	0.00%	155,966	35.39	5,520,250	2.67%	26.95%
2018	0.00%	173,945	27.88	4,849,523	1.40%	-9.35%
2017	0.00%	193,185	30.75	5,941,326	1.67%	8.67%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)
2021	0.00%	289,488	15.97	4,623,105	1.41%	34.71%
2020	0.00%	257,940	11.86	3,057,920	1.53%	18.55%	****
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)
2021	0.00%	78,834	12.30	970,020	2.10%	-2.08%
2020	0.00%	69,966	12.57	879,179	2.68%	7.20%
2019	0.00%	50,654	11.72	593,780	2.61%	8.40%
2018	0.00%	51,347	10.81	555,280	2.79%	-0.36%
2017	0.00%	38,038	10.85	412,856	2.22%	3.12%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
2021	0.00%	37,376	17.20	642,780	1.96%	-1.03%
2020	0.00%	37,674	17.38	654,642	2.56%	7.01%
2019	0.00%	43,668	16.24	709,078	2.77%	8.94%
2018	0.00%	49,919	14.91	744,043	3.20%	-0.42%
2017	0.00%	54,214	14.97	811,461	2.65%	4.40%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)
2021	0.00%	259,254	24.94	6,466,861	0.28%	15.75%
2020	0.00%	249,997	21.55	5,387,402	0.99%	11.67%
2019	0.00%	250,374	19.30	4,831,611	2.98%	20.22%
2018	0.00%	257,983	16.05	4,141,236	2.16%	-8.04%
2017	0.00%	257,591	17.46	4,496,626	1.82%	16.01%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)
2021	0.00%	53,499	17.66	944,660	0.22%	4.49%
2020	0.00%	54,004	16.90	912,631	0.26%	7.69%
2019	0.00%	50,834	15.69	797,710	2.65%	10.77%
2018	0.00%	51,267	14.17	726,266	2.43%	-2.51%
2017	0.00%	49,735	14.53	722,683	2.29%	6.35%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)
2021	0.00%	722,445	26.06	18,824,549	0.24%	18.12%
2020	0.00%	739,554	22.06	16,314,437	1.09%	12.36%
2019	0.00%	775,827	19.63	15,232,052	2.98%	22.32%
2018	0.00%	888,971	16.05	14,268,446	2.15%	-9.39%
2017	0.00%	913,181	17.71	16,175,634	1.57%	18.16%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)
2021	0.00%	19,286	20.61	397,396	0.25%	9.23%
2020	0.00%	19,853	18.86	374,522	0.56%	9.15%
2019	0.00%	20,399	17.28	352,556	2.67%	14.28%
2018	0.00%	22,790	15.12	344,673	2.05%	-4.68%
2017	0.00%	28,179	15.87	447,081	1.63%	10.08%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)
2021	0.00%	268,077	23.50	6,299,477	0.26%	13.64%
2020	0.00%	296,900	20.68	6,139,610	0.83%	10.77%
2019	0.00%	348,469	18.67	6,505,401	2.84%	18.32%
2018	0.00%	381,845	15.78	6,024,721	2.13%	-7.07%
2017	0.00%	415,576	16.98	7,055,414	1.83%	14.05%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)
2021	0.00%	246,851	27.07	6,682,533	0.19%	20.19%
2020	0.00%	252,996	22.52	5,698,520	1.16%	12.74%
2019	0.00%	245,973	19.98	4,914,285	2.88%	24.15%
2018	0.00%	251,531	16.09	4,047,912	1.99%	-10.72%
2017	0.00%	241,045	18.03	4,345,027	1.41%	19.99%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)
2021	0.00%	133,807	21.88	2,928,354	0.27%	11.12%
2020	0.00%	130,628	19.69	2,572,655	0.70%	9.71%
2019	0.00%	125,913	17.95	2,260,289	2.84%	16.29%
2018	0.00%	122,333	15.44	1,888,329	2.37%	-6.04%
2017	0.00%	116,186	16.43	1,908,805	1.56%	12.01%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
2021	0.00%	20,702	25.65	530,942	0.20%	8.24%
2020	0.00%	26,960	23.69	638,789	0.13%	9.41%
2019	0.00%	26,454	21.66	572,912	1.87%	15.34%
2018	0.00%	37,993	18.78	713,373	1.97%	-4.85%
2017	0.00%	33,785	19.73	666,690	1.99%	11.13%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class P (NVDBLP)
2021	0.00%	33,704	19.01	640,820	0.38%	8.45%
2020	0.00%	31,435	17.53	551,098	0.13%	9.50%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
2019	0.00%	29,486	16.01	472,068	2.54%	15.51%
2018	0.00%	26,621	13.86	368,980	2.22%	-4.63%
2017	0.00%	24,453	14.53	355,385	2.08%	11.27%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
2021	0.00%	4,800	33.03	158,536	0.11%	12.16%
2020	0.00%	14,084	29.45	414,737	0.18%	11.62%
2019	0.00%	18,826	26.38	496,671	2.00%	19.94%
2018	0.00%	21,464	22.00	472,125	1.67%	-6.47%
2017	0.00%	22,604	23.52	531,595	1.83%	14.81%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)
2021	0.00%	49,477	22.90	1,133,070	0.40%	12.38%
2020	0.00%	38,854	20.38	791,806	0.17%	20.04%
2019	0.00%	32,791	18.23	597,698	2.47%	20.11%
2018	0.00%	30,532	15.18	463,338	2.00%	-6.36%
2017	0.00%	26,876	16.21	435,567	1.95%	15.00%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class P (NVDMAP)
2021	0.00%	83,875	24.51	2,056,019	0.31%	13.84%
2020	0.00%	98,905	21.53	2,129,737	0.23%	12.53%
2019	0.00%	94,739	19.14	1,812,883	2.50%	22.04%
2018	0.00%	86,553	15.68	1,357,132	1.93%	-7.61%
2017	0.00%	79,833	16.97	1,354,993	1.89%	16.83%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class P (NVDMCP)
2021	0.00%	28,860	17.61	508,354	0.42%	6.87%
2020	0.00%	28,333	16.48	466,972	0.14%	8.71%
2019	0.00%	25,645	15.16	388,796	2.50%	13.67%
2018	0.00%	24,232	13.34	323,206	2.25%	-3.58%
2017	0.00%	22,137	13.83	306,220	2.15%	9.33%
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)
2021	0.00%	587	11.09	6,509	0.95%	-2.02%
2020	0.00%	998	11.32	11,296	0.91%	7.12%
2019	0.00%	931	10.57	9,837	1.13%	5.66%	****
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)
2021	0.00%	1,257	15.33	19,274	1.20%	21.87%
2020	0.00%	1,257	12.58	15,816	1.63%	15.76%
2019	0.00%	988	10.87	10,739	0.47%	8.69%	****
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class P (NVIDAP)
2021	0.00%	81,023	26.77	2,168,691	0.25%	15.74%
2020	0.00%	77,433	23.13	1,790,742	0.24%	13.00%
2019	0.00%	69,297	20.47	1,418,191	2.35%	23.80%
2018	0.00%	64,584	16.53	1,067,651	1.70%	-8.66%
2017	0.00%	59,753	18.10	1,081,384	2.14%	18.65%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class P (NVIDCP)
2021	0.00%	27,142	14.71	399,194	0.41%	2.85%
2020	0.00%	26,358	14.30	376,937	0.12%	6.95%
2019	0.00%	16,532	13.37	221,055	2.47%	9.65%
2018	0.00%	15,366	12.20	187,390	2.60%	-1.62%
2017	0.00%	12,429	12.40	154,076	1.94%	5.89%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)
2021	0.00%	382,503	20.98	8,024,558	0.46%	10.44%
2020	0.00%	213,100	19.00	4,048,087	0.14%	17.83%
2019	0.00%	161,135	17.18	2,767,875	2.47%	17.83%
2018	0.00%	156,141	14.58	2,276,303	2.26%	-5.53%
2017	0.00%	134,732	15.43	2,079,099	1.97%	13.16%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2021	0.00%	14,363	14.80	212,580	2.28%	12.40%
2020	0.00%	15,638	13.17	205,919	0.96%	7.69%
2019	0.00%	19,510	12.23	238,570	2.23%	18.91%
2018	0.00%	29,789	10.28	306,327	1.78%	-14.80%
2017	0.00%	32,280	12.07	389,611	1.47%	27.07%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)
2021	0.00%	106,704	14.36	1,532,784	3.05%	10.84%
2020	0.00%	94,568	12.96	1,225,579	2.62%	7.53%
2019	0.00%	90,713	12.05	1,093,252	4.25%	21.77%
2018	0.00%	51,025	9.90	505,007	2.99%	-13.81%
2017	0.00%	34,764	11.48	399,190	3.07%	24.88%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)
2021	0.00%	121,706	18.76	2,283,192	4.98%	-0.72%
2020	0.00%	114,300	18.90	2,159,891	6.19%	9.31%
2019	0.00%	36,213	17.29	626,043	2.94%	9.89%
2018	0.00%	43,614	15.73	686,162	2.71%	-1.20%
2017	0.00%	44,853	15.92	714,254	3.44%	3.94%
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1)
2021	0.00%	187,456	19.94	3,738,378	0.39%	-1.08%
2020	0.00%	175,382	20.16	3,535,735	1.02%	51.04%
2019	0.00%	177,721	13.35	2,372,177	1.25%	33.15%
2018	0.00%	184,932	10.02	1,853,893	1.06%	-16.46%
2017	0.00%	199,856	12.00	2,398,157	1.24%	25.77%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)
2021	0.00%	153,673	13.03	2,002,088	3.40%	10.58%
2020	0.00%	146,968	11.78	1,731,553	0.00%	17.82%	****
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)
2021	0.00%	181,461	51.02	9,258,435	0.00%	40.45%
2020	0.00%	188,493	36.33	6,847,175	0.00%	30.09%
2019	0.00%	210,614	27.93	5,881,400	4.11%	30.53%
2018	0.00%	225,217	21.39	4,818,217	0.31%	-3.08%
2017	0.00%	237,078	22.07	5,232,954	0.37%	30.20%
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)
2021	0.00%	122,840	42.85	5,264,074	0.12%	-4.70%
2020	0.00%	132,191	44.97	5,943,154	0.00%	60.90%
2019	0.00%	154,743	27.95	4,324,781	0.00%	37.25%
2018	0.00%	158,438	20.36	3,226,174	0.00%	-6.85%
2017	0.00%	173,342	21.86	3,789,231	0.00%	27.74%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)
2021	0.00%	4,638	29.17	135,290	0.80%	24.20%
2020	0.00%	5,339	23.49	125,391	2.31%	-1.07%
2019	0.00%	4,387	23.74	104,148	2.30%	23.97%
2018	0.00%	4,808	19.15	92,072	1.28%	-13.12%
2017	0.00%	4,198	22.04	92,526	1.32%	13.95%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2021	0.00%	99,861	32.62	3,257,923	0.76%	24.02%
2020	0.00%	100,679	26.31	2,648,527	2.05%	-1.14%
2019	0.00%	112,690	26.61	2,998,807	2.22%	23.85%
2018	0.00%	125,897	21.49	2,705,190	1.04%	-13.15%
2017	0.00%	140,709	24.74	3,481,423	1.10%	13.84%
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (NVNMO1)
2021	0.00%	59,282	35.71	2,117,174	0.31%	26.57%
2020	0.00%	59,709	28.22	1,684,778	0.40%	13.55%
2019	0.00%	69,005	24.85	1,714,733	0.64%	28.07%
2018	0.00%	74,585	19.40	1,447,156	0.56%	-4.76%
2017	0.00%	74,248	20.37	1,512,697	0.54%	24.85%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II (NVNSR2)
2021	0.00%	99,103	36.56	3,623,128	0.33%	26.76%
2020	0.00%	101,598	28.84	2,930,328	0.70%	13.34%
2019	0.00%	139,859	25.45	3,559,160	0.69%	26.05%
2018	0.00%	173,261	20.19	3,498,074	0.57%	-5.87%
2017	0.00%	179,944	21.45	3,859,736	0.53%	18.36%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
2021	0.00%	538,274	71.53	38,504,975	0.68%	30.24%
2020	0.00%	387,838	54.92	21,301,809	1.34%	18.90%
2019	0.00%	430,074	46.19	19,867,262	1.72%	37.62%
2018	0.00%	471,092	33.57	15,813,728	0.78%	-1.27%
2017	0.00%	503,866	34.00	17,131,874	0.48%	27.31%
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
2021	0.00%	175,894	29.71	5,226,510	1.08%	46.75%
2020	0.00%	186,896	20.25	3,784,366	1.52%	-5.39%
2019	0.00%	211,385	21.40	4,523,842	1.72%	30.70%
2018	0.00%	221,367	16.37	3,624,642	1.87%	-3.92%
2017	0.00%	232,181	17.04	3,956,889	2.09%	6.50%
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
2021	0.00%	55,530	26.27	1,458,843	0.82%	14.20%
2020	0.00%	56,842	23.00	1,307,620	0.97%	19.32%
2019	0.00%	60,417	19.28	1,164,843	1.01%	24.96%
2018	0.00%	51,692	15.43	797,556	1.18%	-11.34%
2017	0.00%	37,811	17.40	658,023	0.96%	14.18%
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I (NVSTB1)
2021	0.00%	10,543	11.67	123,007	1.39%	-0.44%
2020	0.00%	9,670	11.72	113,321	2.05%	3.20%
2019	0.00%	8,184	11.36	92,931	2.46%	4.33%
2018	0.00%	8,276	10.88	90,073	2.18%	0.98%
2017	0.00%	9,545	10.78	102,875	2.13%	1.95%
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
2021	0.00%	87,535	12.81	1,121,178	1.17%	-0.59%
2020	0.00%	64,288	12.88	828,306	1.65%	2.83%
2019	0.00%	62,423	12.53	782,128	2.25%	4.09%
2018	0.00%	64,419	12.04	775,444	2.11%	0.82%
2017	0.00%	70,684	11.94	843,936	1.73%	1.58%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)
2021	0.00%	83,893	21.02	1,763,805	2.36%	10.40%
2020	0.00%	91,094	19.04	1,734,793	1.38%	5.18%
2019	0.00%	106,660	18.11	1,931,207	2.46%	12.49%
2018	0.00%	108,312	16.10	1,743,425	1.91%	-15.69%
2017	0.00%	115,338	19.09	2,201,979	2.00%	22.72%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2021	0.00%	644,193	11.93	7,684,551	0.00%	0.00%
2020	0.00%	870,481	11.93	10,383,931	0.20%	0.24%
2019	0.00%	436,476	11.90	5,194,058	1.76%	1.78%
2018	0.00%	503,327	11.69	5,884,755	1.36%	1.39%
2017	0.00%	466,997	11.53	5,385,104	-3.60%	0.42%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V (SAM5)
2021	0.00%	48,415	10.41	503,942	0.00%	0.00%
2020	0.00%	118,831	10.41	1,236,888	0.20%	0.26%
2019	0.00%	54,674	10.38	567,620	1.93%	1.83%
2018	0.00%	435,541	10.20	4,440,381	1.16%	1.44%
2017	0.00%	203,549	10.05	2,045,715	0.51%	0.47%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2021	0.00%	67,572	51.44	3,475,936	0.00%	30.84%
2020	0.00%	70,786	39.32	2,783,079	0.02%	22.69%
2019	0.00%	74,909	32.05	2,400,533	0.07%	25.65%
2018	0.00%	83,105	25.50	2,119,561	0.01%	-12.63%
2017	0.00%	86,198	29.19	2,516,345	0.00%	13.49%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2021	0.00%	42,011	48.22	2,025,877	0.00%	10.31%
2020	0.00%	43,016	43.72	1,880,502	0.00%	40.89%
2019	0.00%	51,397	31.03	1,594,814	0.00%	35.71%
2018	0.00%	48,117	22.86	1,100,151	0.00%	-7.94%
2017	0.00%	50,135	24.84	1,245,143	0.00%	24.92%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2021	0.00%	36,683	38.89	1,426,609	0.00%	32.04%
2020	0.00%	40,440	29.45	1,191,084	0.08%	5.15%
2019	0.00%	45,919	28.01	1,286,193	1.13%	19.00%
2018	0.00%	41,951	23.54	987,433	0.61%	-16.95%
2017	0.00%	53,348	28.34	1,512,017	0.50%	9.06%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
2021	0.00%	116,191	44.41	5,159,942	0.78%	21.88%
2020	0.00%	120,335	36.44	4,384,556	1.13%	10.35%
2019	0.00%	132,610	33.02	4,378,437	1.29%	29.31%
2018	0.00%	104,884	25.53	2,678,133	1.06%	0.00%
2017	0.00%	115,502	25.53	2,949,329	1.01%	20.52%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
2021	0.00%	11,811	24.28	286,804	0.00%	12.72%
2020	0.00%	11,856	21.54	255,400	0.00%	39.71%
2019	0.00%	23,125	15.42	356,564	0.00%	32.48%
2018	0.00%	21,468	11.64	249,858	0.00%	-6.56%
2017	0.00%	22,298	12.46	277,730	0.00%	24.56%
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2021	0.00%	24,418	49.04	1,197,411	0.38%	23.48%
2020	0.00%	25,554	39.71	1,014,862	0.62%	19.56%
2019	0.00%	27,290	33.22	906,480	0.43%	25.88%
2018	0.00%	29,564	26.39	780,091	0.49%	-5.73%
2017	0.00%	30,080	27.99	841,908	0.49%	18.43%
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
2021	0.00%	82,199	13.58	1,116,229	2.69%	0.74%
2020	0.00%	74,222	13.48	1,000,491	2.28%	3.46%
2019	0.00%	83,675	13.03	1,090,217	1.72%	3.69%
2018	0.00%	106,049	12.57	1,332,603	1.73%	1.02%
2017	0.00%	98,879	12.44	1,229,949	1.15%	0.89%
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)
2021	0.00%	28,842	14.66	422,920	1.00%	8.51%
2020	0.00%	28,981	13.51	391,634	2.23%	5.66%
2019	0.00%	27,741	12.79	354,787	2.31%	14.48%
2018	0.00%	23,416	11.17	261,589	1.75%	-6.15%
2017	0.00%	19,128	11.90	227,690	1.67%	10.58%
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)
2021	0.00%	27,793	15.66	435,177	0.99%	12.43%
2020	0.00%	25,319	13.93	352,610	2.11%	5.18%
2019	0.00%	22,249	13.24	294,599	1.93%	16.93%
2018	0.00%	19,615	11.32	222,109	1.90%	-8.84%
2017	0.00%	11,079	12.42	137,613	1.69%	17.45%
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)
2021	0.00%	17,992	15.65	281,595	1.04%	10.98%
2020	0.00%	16,780	14.10	236,641	2.26%	5.90%
2019	0.00%	14,918	13.32	198,662	2.13%	16.16%
2018	0.00%	13,281	11.46	152,253	1.53%	-7.38%
2017	0.00%	12,438	12.38	153,944	1.70%	13.83%
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)
2021	0.00%	41,437	16.75	694,087	11.09%	16.23%
2020	0.00%	40,618	14.41	585,350	5.03%	8.01%
2019	0.00%	39,480	13.34	526,744	2.84%	11.90%
2018	0.00%	45,629	11.92	544,065	3.23%	-5.41%
2017	0.00%	41,154	12.61	518,756	4.73%	13.54%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)
2021	0.00%	30,180	14.42	435,071	5.90%	-7.52%
2020	0.00%	28,139	15.59	438,623	5.48%	10.77%
2019	0.00%	29,036	14.07	408,591	2.02%	7.02%
2018	0.00%	35,369	13.15	465,042	4.91%	-3.98%
2017	0.00%	38,215	13.69	523,265	1.60%	10.85%
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)
2021	0.00%	204,503	13.77	2,815,174	0.52%	-0.93%
2020	0.00%	196,756	13.89	2,733,848	1.23%	2.99%
2019	0.00%	230,499	13.49	3,109,652	2.78%	4.03%
2018	0.00%	222,241	12.97	2,882,171	1.93%	0.34%
2017	0.00%	212,261	12.93	2,743,723	1.35%	1.35%
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)
2021	0.00%	28,377	8.40	238,291	5.33%	33.34%
2020	0.00%	14,458	6.30	91,051	6.21%	1.35%
2019	0.00%	13,833	6.21	85,953	4.48%	11.43%
2018	0.00%	17,701	5.58	98,705	2.16%	-14.13%
2017	0.00%	9,743	6.49	63,270	10.83%	2.15%
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
2020	0.00%	99,084	14.35	1,421,811	2.11%	8.64%
2019	0.00%	114,438	13.21	1,511,555	3.03%	8.35%
2018	0.00%	123,555	12.19	1,506,139	2.54%	-0.54%
2017	0.00%	118,367	12.26	1,450,669	1.98%	4.92%
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)
2021	0.00%	32,924	18.26	601,287	1.06%	27.30%
2020	0.00%	22,020	14.35	315,899	1.64%	5.80%
2019	0.00%	19,979	13.56	270,899	1.83%	30.40%
2018	0.00%	17,160	10.40	178,427	0.02%	-8.49%
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)
2021	0.00%	24,473	31.63	774,037	0.00%	22.65%
2020	0.00%	24,495	25.79	631,638	0.02%	38.71%
2019	0.00%	3,314	18.59	61,609	0.14%	36.74%
2018	0.00%	2,443	13.60	33,213	0.00%	2.38%
2017	0.00%	1,504	13.28	19,972	0.04%	30.90%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
2021	0.00%	70,232	73.48	5,160,783	0.00%	12.83%
2020	0.00%	69,479	65.13	4,524,926	0.00%	29.27%
2019	0.00%	71,727	50.38	3,613,680	0.00%	28.63%
2018	0.00%	76,656	39.17	3,002,421	0.00%	0.86%
2017	0.00%	70,003	38.83	2,718,511	0.00%	27.31%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio (TRHSP)
2021	0.00%	53,658	53.74	2,883,335	0.00%	13.10%
2020	0.00%	56,741	47.51	2,695,775	0.00%	29.62%
2019	0.00%	48,986	36.65	1,795,517	0.00%	28.95%
2018	0.00%	39,316	28.43	1,117,589	0.00%	1.11%
2017	0.00%	31,424	28.11	883,456	0.00%	27.58%
VanEck VIP Trust - Global Resources Fund: Initial Class (VWHA)
2021	0.00%	216,952	9.38	2,036,011	0.44%	18.92%
2020	0.00%	208,477	7.89	1,645,224	0.92%	19.11%
2019	0.00%	256,009	6.63	1,696,162	0.00%	11.87%
2018	0.00%	242,828	5.92	1,438,147	0.00%	-28.28%
2017	0.00%	178,322	8.26	1,472,474	0.00%	-1.70%
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)
2021	0.00%	7,094	15.80	112,100	1.07%	46.87%
2020	0.00%	7,047	10.76	75,820	1.32%	-1.33%
2019	0.00%	7,067	10.90	77,060	3.37%	9.04%	****
Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)
2021	0.00%	12,362	71.82	887,812	0.00%	7.64%
2020	0.00%	12,750	66.72	850,682	0.00%	57.78%
2019	0.00%	12,162	42.29	514,282	0.00%	24.83%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2018	0.00%	15,298	33.88	518,220	0.00%	1.31%
2017	0.00%	14,852	33.44	496,608	0.00%	25.86%

*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the policyholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

NATIONWIDE LIFE INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2021

Independent Auditors’ Report

Audit Committee of the Board of Directors Nationwide Life Insurance Company:

Opinions

We have audited the financial statements of Nationwide Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2021 and 2020, and the related statutory statements of operations and changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2021, and the related notes to the statutory financial statements (financial statements).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2021 and 2020, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2021, in accordance with the statutory accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department) described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2021 and 2020, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2021.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company, and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 of the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Department. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.

●

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

●

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

●

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

●

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Supplementary Information

Our audit was conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information Schedule I Summary of Investments – Other Than Investments in Related Parties, Schedule III Supplementary Insurance Information, Schedule IV Reinsurance and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

/s/KPMG LLP

Columbus, Ohio

March 18, 2022

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in millions, except share amounts)	2021	2020

Admitted assets
Invested assets
Bonds	$37,931	$37,207
Stocks	3,016	2,835
Mortgage loans, net of allowance	8,185	7,783
Policy loans	913	888
Derivative assets	64	51
Cash, cash equivalents and short-term investments	636	461
Securities lending collateral assets	170	101
Other invested assets	1,225	955
Total invested assets	$52,140	$50,281
Accrued investment income	577	692
Deferred federal income tax assets, net	618	642
Other assets	125	195
Separate account assets	125,372	114,407
Total admitted assets	$178,832	$166,217

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$42,499	$41,002
Policyholders dividend accumulation	414	430
Asset valuation reserve	610	466
Interest maintenance reserve	17	-
Current federal income taxes payable	161	-
Payable for securities	113	177
Derivative liabilities	31	87
Securities lending payable	171	101
Funds held under coinsurance	1,052	965
Other liabilities	922	967
Accrued transfers from separate accounts	(1,621)	(1,490)
Separate account liabilities	125,372	114,407
Total liabilities	$169,741	$157,112

Capital and surplus
Capital shares ($1 par value; authorized - 5,000,000 shares,issued and outstanding - 3,814,779 shares)	$4	$4
Surplus notes	1,100	1,100
Additional paid-in capital	1,998	1,998
Unassigned surplus	5,989	6,003
Total capital and surplus	$9,091	$9,105
Total liabilities, capital and surplus	$178,832	$166,217

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Operations

	Year ended December 31,
(in millions)	2021	2020	2019
Revenues
Premiums and annuity considerations	$12,664	$10,637	$10,168
Net investment income	2,231	2,107	1,974
Amortization of interest maintenance reserve	(8)	-	(2)
Other revenues	2,463	2,372	2,312
Total revenues	$17,350	$15,116	$14,452

Benefits and expenses
Benefits to policyholders and beneficiaries	$16,884	$15,013	$14,782
Increase in reserves for future policy benefits and claims	807	1,627	1,501
Net transfers from separate accounts	(3,002)	(3,544)	(3,747)
Commissions	858	646	674
Dividends to policyholders	30	36	38
Reserve adjustment on reinsurance assumed	(151)	(172)	(246)
Other expenses	439	444	417
Total benefits and expenses	$15,865	$14,050	$13,419

Income before federal income tax expense and net realized capital losses on investments	$1,485	$1,066	$1,033
Federal income tax (benefit) expense	(9)	4	(73)

Income before net realized capital losses on investments	$1,494	$1,062	$1,106
Net realized capital (losses) on investments, net of federal income tax expense (benefit) of $59, $(26) and $7 in 2021, 2020 and 2019, respectively, and excluding $15, $(4) and $0 of net realized capital gains (losses) transferred to the interest maintenance reserve in 2021, 2020 and 2019, respectively	(683)	(575)	(477)
Net income	$811	$487	$629

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Changes in Capital and Surplus

(in millions)	Capital shares	Surplus notes	Additional paid-in capital	Unassigned surplus	Capital and surplus
Balance as of December 31, 2018	$4	$700	$1,398	$4,743	$6,845

Net income	-	-	-	629	629
Change in asset valuation reserve	-	-	-	(107)	(107)
Change in deferred income taxes	-	-	-	(29)	(29)
Change in net unrealized capital gains and losses, net of tax (benefit) of $(29)	-	-	-	426	426
Change in nonadmitted assets	-	-	-	59	59
Change in surplus notes	-	400	-	-	400
Capital contribution from Nationwide Financial Services, Inc.	-	-	600	-	600
Other, net	-	-	-	(1)	(1)
Balance as of December 31, 2019	$4	$1,100	$1,998	$5,720	$8,822

Change in reserve on account of change in valuation basis	-	-	-	78	78
Cumulative effect of change in accounting principle	-	-	-	5	5
Balance as of January 1, 2020	$4	$1,100	$1,998	$5,803	$8,905

Net income	-	-	-	487	487
Change in asset valuation reserve	-	-	-	13	13
Change in deferred income taxes	-	-	-	41	41
Change in net unrealized capital gains and losses, net of tax (benefit) of $(3)	-	-	-	(313)	(313)
Change in nonadmitted assets	-	-	-	(21)	(21)
Other, net	-	-	-	(7)	(7)
Balance as of December 31, 2020	$4	$1,100	$1,998	$6,003	$9,105

Change in reserve on account of change in valuation basis	-	-	-	2	2
Cumulative effect of change in accounting principle	-	-	-	6	6
Balance as of January 1, 2021	$4	$1,100	$1,998	$6,011	$9,113

Net income	-	-	-	811	811
Change in asset valuation reserve	-	-	-	(144)	(144)
Change in deferred income taxes	-	-	-	50	50
Change in net unrealized capital gains and losses, net of tax expense of $30	-	-	-	(142)	(142)
Change in nonadmitted assets	-	-	-	(47)	(47)
Dividends paid to Nationwide
Financial Services, Inc.	-	-	-	(550)	(550)
Balance as of December 31, 2021	$4	$1,100	$1,998	$5,989	$9,091

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Cash Flow

	Years ended December 31,
(in millions)	2021	2020	2019

Cash flows from operating activities:
Premiums collected, net of reinsurance	$12,661	$10,648	$10,184
Net investment income	2,404	2,034	1,825
Other revenue	2,367	2,664	2,708
Policy benefits and claims paid	(16,735)	(14,886)	(14,778)
Commissions, operating expenses and taxes, other than federal income tax paid	(1,122)	(885)	(847)
Net transfers from separate accounts	2,871	3,620	3,805
Policyholders’ dividends paid	(36)	(38)	(40)
Federal income taxes recovered	121	121	87
Net cash provided by operating activities	$2,531	$3,278	$2,944

Cash flows from investing activities:
Proceeds from investments sold, matured or repaid:
Bonds	$6,953	$3,404	$3,547
Stocks	127	37	58
Mortgage loans	1,053	640	910
Other assets	279	905	385
Total investment proceeds	$8,412	$4,986	$4,900
Cost of investments acquired:
Bonds	$(7,744)	$(5,527)	$(6,327)
Stocks	(538)	(517)	(454)
Mortgage loans	(1,441)	(769)	(800)
Derivative assets	(589)	(580)	(687)
Other assets	(594)	(837)	(340)
Total investments acquired	$(10,906)	$(8,230)	$(8,608)
Net (increase) decrease in policy loans	(25)	15	2
Net cash used in investing activities	$(2,519)	$(3,229)	$(3,706)

Cash flows from financing activities and miscellaneous sources:
Surplus notes	$-	$-	$400
Capital contribution from Nationwide Financial Services, Inc.	-	-	600
Dividend paid to Nationwide Financials Services, Inc.	(550)	-	-
Net change in deposits on deposit-type contract funds and other insurance liabilities	517	160	(714)
Net change in short-term debt	-	(200)	(162)
Derivative liabilities	(56)	65	2
Other cash provided (used)	252	(169)	93
Net cash provided by (used in) financing activities and miscellaneous	$163	$(144)	$219

Net increase (decrease) in cash, cash equivalents and short-term investments	$175	$(95)	$(543)
Cash, cash equivalents and short-term investments at beginning of year	461	556	1,099
Cash, cash equivalents and short-term investments at end of year	$636	$461	$556
Supplemental disclosure of non-cash activities:
Exchange of bond investments	$277	$799	$592
See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC” or “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed and variable individual annuities, private and public sector group retirement plans, life insurance, investment advisory services and other investment products. The Company is licensed to conduct business in all fifty states, the District of Columbia, Guam, Puerto Rico and the U.S. Virgin Islands.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouses and regional firms, pension plan administrators, life insurance agencies, life insurance specialists and registered investment advisors. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. and Nationwide Financial Network producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC. NMIC completed the transition away from utilizing the exclusive agent model in 2020. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

Wholly-owned subsidiaries of NLIC as of December 31, 2021 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiaries, Olentangy Reinsurance, LLC (“Olentangy”) and Nationwide SBL, LLC (“NWSBL”), Jefferson National Financial Corporation (“JNF”) and its wholly-owned subsidiaries, Jefferson National Securities Corporation (“JNSC”) and Jefferson National Life Insurance Company (“JNLIC”), and its wholly-owned subsidiary, Jefferson National Life Insurance Company of New York (“JNLNY”), Eagle Captive Reinsurance, LLC (“Eagle”), Nationwide Investment Services Corporation (“NISC”) and Nationwide Investment Advisors, LLC (“NIA”). NLAIC primarily offers individual annuity contracts including fixed annuity contracts, group annuity contracts including pension risk transfer contacts, universal life insurance, variable universal life insurance, term life insurance and corporate-owned life insurance on a non-participating basis. Olentangy is a Vermont domiciled special purpose financial insurance company. NWSBL offers a securities-based lending product and is an Ohio limited liability company and nonadmitted subsidiary. JNF is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve. JNSC is a registered broker-dealer. JNLIC and JNLNY are licensed to underwrite both fixed and variable annuity products. Eagle is an Ohio domiciled special purpose financial captive insurance company. NISC is a registered broker-dealer. NIA is a registered investment advisor.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2021 and 2020, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include certain investment and derivative valuations and future policy benefits and claims. Actual results could differ significantly from those estimates.

Basis of Presentation

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state but allowed by the domiciliary state regulatory authority.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Effective January 1, 2021, NLIC and NLAIC elected to apply a prescribed practice promulgated under Ohio Administrative Code Section 3901-1-67 (“OAC 3901-1-67”) to its derivative instruments hedging indexed products and indexed annuity reserve liabilities in order to better align the measurement of indexed product reserves and the derivatives that hedge them. Under OAC 3901-1-67, derivative instruments are carried at amortized cost with the initial hedge cost amortized over the term and asset payoffs realized at the end of the term being reported through net investment income, rather than the derivative instruments being carried at fair value with asset payoffs realized over the term through net realized capital gains and losses. Additionally, the cash surrender value reserves for indexed annuity products only reflect index interest credits at the end of the crediting term as compared to partial index interest credits accumulating throughout the crediting term in increase in reserves for future policy benefits and claims.

The Company’s subsidiary, Eagle, applies one prescribed practice with multiple applications as provided under the State of Ohio’s captive law, which values assumed guaranteed minimum death benefits (“GMDB”) and guaranteed lifetime withdrawal benefits (“GLWB”) risks on variable annuity contracts from NLIC and GLWB risks on fixed indexed annuity contracts from NLIC and NLAIC using an alternative reserving basis from the Statutory Accounting Principles detailed within the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) pursuant to Ohio Revised Code Chapter 3964 and approved by the Department.

Olentangy was granted a permitted practice from the State of Vermont allowing Olentangy to carry the assets placed into a trust account by Union Hamilton Reinsurance Ltd. (“UHRL”) on its statutory statements of admitted assets, liabilities and surplus at net admitted asset value for certain universal life and term life insurance policies.

If the prescribed or permitted practices were not applied, the Company’s risk-based capital would continue to be above regulatory action levels. A reconciliation of the Company’s net income between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	F/S Page	State of domicile	December 31,
				2021	2020	2019

Net Income
Statutory Net Income			OH	$811	$487	$629
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	4	OH	9	-	-
Reserves for indexed annuities	51	4	OH	(20)	-	-
Tax impact	101	4	OH	3	-	-

NAIC SAP				$803	$487	$629

A reconciliation of the Company’s capital and surplus between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	F/S Page	State of domicile	As of December 31,
				2021	2020
Surplus
Statutory Capital and Surplus			OH	$9,091	$9,105
State Prescribed Practice:
Subsidiary valuation - Eagle: NLIC risks ceded	51	2	OH	791	711
Subsidiary valuation - Eagle: NLAIC risks ceded	51	2	OH	(810)	(523)
OAC 3901-1-67:
Derivative instruments	86	2,4	OH	13	-
Reserves for indexed annuities	51	3,4	OH	(22)	-
Tax impact	101	2,4	OH	2	-
Subsidiary Valuation - NLAIC	51,86,101	2	OH	274	-
State Permitted Practice:
Subsidiary valuation - Olentangy	20	2	VT	(67)	(67)

NAIC SAP				$9,272	$9,226

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Financial Statements

●	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

●

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

●

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

●

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and the amortization of the IMR is reported as revenue;

●	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

●	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

●	surplus notes are accounted for as a component of capital and surplus;

●	costs related to successful policy acquisitions are charged to operations in the year incurred;

●	negative cash balances are reported as negative assets;

●	certain income and expense items are charged or credited directly to capital and surplus;

●	amounts on deposit in internal qualified cash pools are reported as cash equivalents;

●	the statutory statements of cash flows are presented on the basis prescribed by the NAIC; and

●	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

●	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

●	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

●	Certain assets and liabilities are reported net of ceded reinsurance balances; and

●	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

●	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

●	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

●	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value and are not reversible;

●	the proportional amortized cost method is utilized to determine the liquidation value of Low-Income Housing Tax Credit Funds (“Tax Credit Funds”);

●

admitted subsidiary, controlled and affiliated entities are not consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks or other invested assets;

●

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

●

undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses;

●	changes in non-specific mortgage loan reserves are measured under an incurred loss model and are recorded directly in capital and surplus as net unrealized capital gains or losses; and

●	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

●	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

Derivative Instruments

●	Derivatives used in effective hedging transactions are valued in a manner consistent with the hedged asset or liability;

●

With the exception of derivatives applying the prescribed practice under OAC 3901-1-67, unrealized gains and losses on derivatives that are not considered to be effective hedges are charged to capital and surplus;

●	interest earned on derivatives is charged to net investment income; and

●	embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

Goodwill

●	Goodwill is limited to 10% of the prior reporting period’s adjusted statutory surplus, with any goodwill in excess of this limitation nonadmitted through a charge to surplus; and

●	goodwill is amortized and charged to surplus.

Federal Income Taxes

●

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of capital and surplus); and

●	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

●

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software, disallowed IMR and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies when due. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 4.0% and 3.5% and the 2017 CSO table at an interest rate of 3.5% and 4.5%. Beginning January 1, 2020, the Company has applied principles-based reserving to all new individual life business. For business subject to principles-based reserving, additional reserves may be held where the deterministic and/or stochastic reserves are in excess of net premium reserves, as defined by Valuation Manual 20, Requirements for Principle-Based Reserves for Life Products (“VM-20”).

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”). For business subject to principles-based reserving, the Company has calculated reserves under VM-20.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

Future policy benefits for pension risk transfer (“PRT”) products have been established in accordance with the CARVM. Statutory reserves for PRT business written during or after 2020 are calculated as the present value of future benefit payments, using the prescribed 1994 Group Annuity Mortality (“GAM”) table along with the AA projection mortality improvement scale and prescribed valuation rates as specified in Chapter 22 of the Valuation Manual. For the PRT business written before 2020, the statutory reserves are calculated using prescribed GAM tables and valuation interest rates that vary by issue year, as specified in the Standard Valuation Law.

As of 2019, the Company calculated its reserves for variable annuity products with guaranteed minimum death, accumulation and withdrawal benefits and other contracts involving guaranteed benefits similar to those offered with variable annuities under the standard scenario of Actuarial Guideline XLIII “CARVM for Variable Annuities”, which exceeded the stochastic 70th percentile Conditional Tail Expectations scenario. Effective January 1, 2020, the Company changed its reserve valuation basis for variable annuities due to changes to Valuation Manual 21, Requirements for Principle-Based Reserves for Variable Annuities (“VM-21”) and as a result, the Company calculated its reserves using a stochastic reserve, which is floored at the cash surrender value.

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. Refer to Note 9 for additional details.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are primarily recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets. In limited circumstances, other separate account assets are recorded at book value when the policyholder does not participate in the underlying portfolio experience.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to separate accounts and federal income tax, respectively.

Retained Assets

The Company does not retain beneficiary assets. During a death benefit claim, the death benefit settlement method is payment to the beneficiary in the form of a check or electronic funds transfer.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized, and compared to pricing from additional sources when available, to determine the fair value of bonds and stocks for which market quotations or quotations on comparable securities or models are used. For these bonds and stocks, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

A corporate pricing matrix is used in valuing certain corporate bonds. The corporate pricing matrix was developed using publicly available spreads for certain privately-placed corporate bonds with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular bond to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when valuations are not available from independent pricing services or a corporate pricing matrix. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiaries, NLAIC and Eagle, are carried using the equity method of accounting applicable to U.S. insurance subsidiary, controlled and affiliated (“SCA”) entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. In accordance with the “look through” provisions of Statements of Statutory Accounting Principles (“SSAP”) No. 97, Investments in Subsidiary, Controlled and Affiliated Entities, the valuation of JNF, an unaudited downstream noninsurance holding company, is based on the individual audited SCA entities owned by the holding company. Additionally, all non-affiliated liabilities, commitments, contingencies, guarantees or obligations of the holding company are reflected in the determination of the carrying value of the investments. The Company’s investment in NISC and NIA, wholly-owned non-insurance subsidiaries, are carried using the equity method of accounting applicable to U.S. non-insurance subsidiary, controlled and affiliated entities. This requires the investment to be recorded based on its underlying audited GAAP equity. Investments in NLAIC, JNF and NISC are included in stocks, and the investment in Eagle is included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less a valuation allowance. The Company also holds commercial mortgage loans of these property types that are under development. Mortgage loans under development are collateralized by the borrower’s common stock.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts as the loans are collateral dependent or guaranteed.

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Loan-specific reserve charges are recorded in net realized capital gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized capital gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimates of probable credit losses inherent in the portfolio of loans without specific reserves as of the date of the statutory statements of admitted assets, liabilities, capital and surplus. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a group of borrowers’ ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded directly in capital and surplus as net unrealized capital gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually. Due to the nature of the collateral underlying mortgage loans under development, these loans are not evaluated using the LTV and DSC ratios described above.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months and, effective December 31, 2020, amounts on deposit in internal qualified cash pools. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants in the internal qualified cash pool.

Short-term investments. Short-term investments consist primarily of government agency discount notes with maturities of twelve months or less at acquisition. Short-term investments also include outstanding promissory notes with initial maturity dates of one-year or less with certain affiliates. The Company carries short-term investments at amortized cost, which approximates fair value.

Other invested assets. Other invested assets consist primarily of alternative investments in private equity funds, private debt funds, tax credit funds, real estate partnerships and the investment in Eagle. Except for investments in certain tax credit funds, these investments are recorded using the equity method of accounting. Changes in carrying value as a result of the equity method are reflected as net unrealized capital gains and losses as a direct adjustment to capital and surplus. Gains and losses are generally recognized through income at the time of disposal or when operating distributions are received. Partnership interests in tax credit funds are held at amortized cost with amortization charged to net investment income over the period in which the tax benefits, primarily credits, are earned. Tax credits are recorded as an offset to tax expense in the period utilized.

The Company sold $2.6 billion, $2.3 billion and $2.2 billion in Tax Credit Funds to unrelated third parties with outstanding guarantees as of December 31, 2021, 2020 and 2019, respectively. The Company guaranteed after-tax benefits to the third-party investors through periods ending in 2038. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.5 billion, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Securities Lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total invested assets of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in bonds. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. If the fair value of the collateral received (cash and/or securities) is less than the fair value of the securities loaned, the shortfall is nonadmitted. Net income received from securities lending activities is included in net investment income. Because the borrower or the Company may terminate a securities lending transaction at any time, if loans are terminated in advance of the reinvested collateral asset maturities, the Company would repay its securities lending obligations from operating cash flows or the proceeds of sales from its investment portfolio, which includes significant liquid securities.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, cross-currency swaps, futures and options.

Derivative instruments used in hedging transactions considered to be effective hedges are reported in a manner consistent with the hedged items. With the exception of derivatives applying the prescribed practice under OAC 3901-1-67, derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with changes in fair value recorded in capital and surplus as unrealized gains or losses.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs and internal models. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Cash flows and payment accruals on derivatives are recorded in net investment income.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

•

for bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

•	the bond must never have been classified as a default security;

•

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

•	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as a net liability. This liability is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified as an asset and fully nonadmitted. The Company utilizes the grouped method for amortization. Under the grouped method, the liability is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands.

Goodwill

For companies whose operations are primarily insurance related, goodwill is the excess of the cost to acquire a company over the Company’s share of the statutory book value of the acquired entity. Goodwill is recorded in stocks in the statutory statements of admitted assets, liabilities and surplus. Goodwill is amortized on a straight-line basis over the period of economic benefit, not to exceed ten years, with a corresponding charge to surplus. Goodwill was immaterial as of December 31, 2021 and 2020.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes, excluding the impact of taxes on unrealized capital gains or losses and nonadmitted deferred taxes, is charged directly to capital and surplus.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 4% of the Company’s life insurance in force in 2021 and 2020, and 50% of the number of life insurance policies in force in 2021 and 2020. The provision for policyholder dividends was based on the respective year’s dividend scales, as approved by the Board of Directors. Policyholder dividends are recognized when declared. No additional income was allocated to participating policyholders during 2021 and 2020.

Accounting Changes and Corrections of Errors

Effective January 1, 2021, the Company elected to apply OAC 3901-1-67 to its derivative instruments hedging indexed products and indexed annuity reserve liabilities. As a result of the Company’s election to apply OAC 3901-1-67 as of January 1, 2021, the Company’s admitted assets decreased $3 million, total liabilities decreased $2 million and capital and surplus decreased $1 million, which included a $3 million reduction to unassigned surplus from the cumulative effect of the change in accounting principle.

During 2020, the Company identified and corrected an error in the variable annuity ceded premium calculation under the intercompany 100% coinsurance agreement with Eagle. The error resulted in an understatement of ceded premiums for the years ended December 31, 2019 and 2018. In accordance with SSAP No. 3, Accounting Changes and Corrections of Errors, the total prior period correction of $9 million was reported in 2020 as a negative adjustment to unassigned funds (surplus) and consisted of $11 million of ceded premiums, offset by $2 million of taxes.

Effective January 1, 2020, the Company changed its reserve valuation basis for variable annuities due to changes to VM-21. As a result of this change, the Company records stochastic reserves, floored at the cash surrender value, instead of reserves using the standard scenario previously required under Actuarial Guideline XLIII “CARVM for Variable Annuities”. The impacts of the valuation basis change were recognized as of January 1, 2020, resulting in an increase to statutory capital and surplus of $78 million. In addition, the Company changed its reserve valuation basis for stable value wraps covering certain group life insurance policies from Separate Accounts Funding Guaranteed Minimum Benefits Under Group Contracts, to VM-21. There was no impact to statutory capital and surplus as a result of this change.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

During 2020, the Company modified its approach used to schedule the reversals of its deferred tax assets for policyholder reserves under SSAP No. 101, Income Taxes (“SSAP No. 101”). Prior to 2020 the Company scheduled the reversals of its deferred tax assets for policyholder reserves by estimating the reserve reversal using the aggregate policyholder reserve. As of January 1, 2020, the Company is now taking a disaggregated approach and calculates reversal of the deferred tax assets for policyholder reserves on a product-by-product basis. The new method is more precise and better reflects how the deferred tax assets for policyholder reserves moves with the underlying reserve liability. SSAP No. 101 permits a company to modify its scheduling method so long as the modification is treated as change in accounting principle. The impact of the change increases the Company’s net admitted deferred tax asset $6 million and $5 million as of December 31, 2020 and January 1, 2020, respectively, with a commensurate increase in capital and surplus. There was no impact on net income.

Recently Adopted Accounting Standard

Effective January 1, 2021, the Company adopted revisions to SSAP No. 32R, Preferred Stock (“SSAP No. 32R”). The adopted revisions updated the definition for redeemable and perpetual preferred stock and furthermore, updated the valuation classification for perpetual preferred stock to fair value. Previously, perpetual preferred stock could have been valued at amortized cost or fair value based on the rating of the security. Per SSAP No. 32R, any valuation classification changes from amortized cost to fair value are to be recognized in statutory surplus. Going forward, changes to fair value will be recognized as a change in net unrealized capital gains and losses to in statutory surplus. As a result of this change, the Company recorded an increase to statutory capital and surplus of $9 million as of January 1, 2021.

In December 2020, the Company adopted revisions to SSAP No. 2R, Cash, Cash Equivalents, Drafts and Short-Term Investments (“SSAP No. 2R”). The adopted revisions require internal cash pooling arrangements to meet certain criteria to be considered qualified cash pools, with investments in qualifying pools reported as cash equivalents on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s cash pool meets the criteria to be considered a qualified cash pool under SSAP No. 2R. The internal cash pooling arrangement with NCMC was historically classified as short-term investments, resulting in a change in classification to cash equivalents.

COVID-19

On March 11, 2020, the World Health Organization declared the novel coronavirus (“COVID-19”) a pandemic. In response to the COVID-19 pandemic, governments have enacted various measures to reduce the spread of the virus. The COVID-19 pandemic conditions have created financial market volatility and uncertainty regarding whether and when certain customer behaviors will return to historical patterns, including sales of new and retention of existing policies, life insurance mortality and credit allowance exposure. None of the aforementioned items have had a material impact on the overall financial condition of the Company. While many of the government-imposed measures have eased in 2021, the extent to which the COVID-19 pandemic may impact the Company’s ongoing operations and financial condition will depend on future developments that are evolving and uncertain.

Subsequent Events

The Company evaluated subsequent events through March 18 2022, the date the statutory financial statements were issued.

Effective January 1, 2022, Harleysville Life Insurance Company (“HLIC”), an Ohio domiciled stock life insurance company and subsidiary of NMIC that offers universal and traditional life insurance, disability income insurance and fixed annuity contracts on a non-participating basis, completed a merger agreement with NLAIC. Pursuant to the merger agreement, the operations of HLIC merged with and into NLAIC, with NLAIC continuing as the surviving entity. There was not a material impact on the Company’s surplus as a result of the merger.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2021
Subject to discretionary withdrawal:
With market value adjustment	$622	125	-	$747	1%
At book value less current surrender charge of 5% or more	209	-	-	209	0%
At fair value	12	-	73,141	73,153	93%
Total with market value adjustment or at fair value	$843	$125	$73,141	$74,109	94%
At book value without adjustment (minimal or no charge or adjustment)	3,295	-	6	3,301	4%
Not subject to discretionary withdrawal	1,749	-	69	1,818	2%
Total, gross	$5,887	$125	$73,216	$79,228	100%
Less: Reinsurance ceded	(114)	-	-	(114)
Total, net	$5,773	$125	$73,216	$79,114
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$53	$-	$-	$53

December 31, 2020
Subject to discretionary withdrawal:
With market value adjustment	$190	$162	$-	$352	0%
At book value less current surrender charge of 5% or more	219	-	-	219	0%
At fair value	-	-	65,990	65,990	92%
Total with market value adjustment or at fair value	$409	$162	$65,990	$66,561	92%
At book value without adjustment (minimal or no charge or adjustment)	3,480	-	8	3,488	5%
Not subject to discretionary withdrawal	1,755	-	62	1,817	3%
Total, gross	$5,644	$162	$66,060	$71,866	100%
Less: Reinsurance ceded	(112)	-	-	(112)
Total, net	$5,532	$162	$66,060	$71,754
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$67	$-	$-	$67
[1]	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The following table summarizes the analysis of group annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2021
Subject to discretionary withdrawal:
With market value adjustment	$18,205	2,389	-	$20,594	44%
At book value less current surrender charge of 5% or more	6	-	-	6	0%
At fair value	-	-	20,679	20,679	44%
Total with market value adjustment or at fair value	$18,211	$2,389	$20,679	$41,279	88%
At book value without adjustment (minimal or no charge or adjustment)	5,227	-	-	5,227	11%
Not subject to discretionary withdrawal	673	-	3	676	1%
Total, gross	$24,111	$2,389	$20,682	$47,182	100%
Less: Reinsurance ceded	(55)	-	-	(55)
Total, net	$24,056	$2,389	$20,682	$47,127
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$6	$-	$-	$6

December 31, 2020
Subject to discretionary withdrawal:
With market value adjustment	$17,393	$2,483	$-	$19,876	43%
At book value less current surrender charge of 5% or more	3	-	-	3	0%
At fair value	-	-	19,670	19,670	43%
Total with market value adjustment or at fair value	$17,396	$2,483	$19,670	$39,549	86%
At book value without adjustment (minimal or no charge or adjustment)	6,000	-	-	6,000	13%
Not subject to discretionary withdrawal	591	-	3	594	1%
Total, gross	$23,987	$2,483	$19,673	$46,143	100%
Less: Reinsurance ceded	(58)	-	-	(58)
Total, net	$23,929	$2,483	$19,673	$46,085
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$3	$-	$-	$3
[1]	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account non- guaranteed	Total	% of Total
December 31, 2021
Subject to discretionary withdrawal:
With market value adjustment	$2	$-	$2	0%
At fair value	-	-	-	0%
Total with market value adjustment or at fair value	$2	$-	$2	0%
At book value without adjustment (minimal or no charge or adjustment)	665	3	668	17%
Not subject to discretionary withdrawal	3,132	17	3,149	83%
Total, gross	$3,799	$20	$3,819	100%
Less: Reinsurance ceded	-	-	-
Total, net	$3,799	$20	$3,819

December 31, 2020
Subject to discretionary withdrawal:
With market value adjustment	$2	$-	$2	0%
At fair value	12	-	12	0%
Total with market value adjustment or at fair value	$14	$-	$14	0%
At book value without adjustment (minimal or no charge or adjustment)	728	3	731	22%
Not subject to discretionary withdrawal	2,540	13	2,553	78%
Total, gross	$3,282	$16	$3,298	100%
Less: Reinsurance ceded	-	-	-
Total, net	$3,282	$16	$3,298

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in millions)	2021	2020
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$29,815	$29,445
Supplemental contracts with life contingencies, net	15	16
Deposit-type contracts	3,799	3,282
Subtotal	$33,629	$32,743
Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$96,412	$88,378
Other contract deposit funds	20	16
Subtotal	$96,432	$88,394
Total annuity actuarial reserves and deposit fund liabilities, net	$130,061	$121,137

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The following table summarizes the analysis of life actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2021
Subject to discretionary withdrawal,surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,609	2,624	2,783	-	-	-
Universal life with secondary guarantees	395	320	855	-	-	-
Indexed universal life with secondary guarantees	232	174	251	-	-	-
Other permanent cash value life insurance	-	1,271	2,539	-	-	-
Variable life	2,334	2,403	2,503	27,487	27,480	27,480
Miscellaneous reserves	-	-	-	-	-	6
Subtotal	$5,570	$6,803	$8,942	$27,487	$27,480	$27,486
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	241	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	14	-	-	-
Disability - disabled lives	-	-	58	-	-	-
Miscellaneous reserves	-	-	33	-	-	-
Total, gross	$5,570	$6,803	$9,289	$27,487	$27,480	$27,486
Less: reinsurance ceded	(9)	(9)	(209)	-	-	-
Total, net	$5,561	$6,794	$9,080	$27,487	$27,480	$27,486

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

	General account			Separate account - nonguaranteed[1]
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2020
Subject to discretionary withdrawal,surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,585	2,600	2,764	-	-	-
Universal life with secondary guarantees	360	288	720	-	-	-
Indexed universal life with secondary guarantees	179	130	191	-	-	-
Other permanent cash value life insurance	-	1,300	2,607	-	-	-
Variable life	1,887	1,965	2,060	24,591	24,581	24,582
Miscellaneous reserves	-	-	-	-	-	9
Subtotal	$5,011	$6,294	$8,353	$24,591	$24,581	$24,591
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	275	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	13	-	-	-
Disability - disabled lives	-	-	58	-	-	-
Miscellaneous reserves	-	-	30	-	-	-
Total, gross	$5,011	$6,294	$8,730	$24,591	$24,581	$24,591
Less: reinsurance ceded	(10)	(10)	(240)	-	-	-
Total, net	$5,001	$6,284	$8,490	$24,591	$24,581	$24,591
1

In 2020, the classification of certain group life insurance policies was changed from separate accounts with guarantees to separate accounts nonguaranteed as a result of a change in the reserve valuation basis, as described in Note 2.

The following table is a reconciliation of life actuarial reserves, as of the dates indicated:

	December 31,
(in millions)	2021	2020
Life, accident and health annual statement:
Life Insurance, net	$8,986	$8,400
Accidental death benefits, net	1	1
Disability - active lives, net	13	12
Disability - disabled lives, net	51	51
Miscellaneous reserves, net	29	26
Subtotal	$9,080	$8,490
Separate accounts annual statement:
Life insurance[1]	$27,788	$24,884
Miscellaneous reserves	6	9
Subtotal	$27,794	$24,893
Total life actuarial reserves, net	$36,874	$33,383
1

In 2021, life insurance account value, cash value and reserve includes separate accounts with guarantees of $308 million for universal life. In 2020, life insurance account value, cash value and reserve includes separate accounts with guarantees of 302 million for universal life.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Direct Premium Written by Managing General Agents and Third Party Administrators

The following table summarizes direct premium written by managing general agents and third party administrators as of December 31, 2021:

(in millions)
Managing general agent/ third party reserve	FEIN number	Exclusive contract	Types of business written	Types of authority granted[1]	Total Direct Premium
AccuRisk Solutions, LLC	31-1777676	Not Exclusive	Accident & health	C / CA / B / P / U	109
Fringe Insurance Benefits, Inc.	74-2616364	Not Exclusive	Accident & health	B /P / U	55
Gilsbar, Inc.	72-0519951	Not Exclusive	Accident & health	B / P / U	24
IRC	74-2824053	Not Exclusive	Accident & health	C / CA / B / P / U	27
K&K Insurance Group, Inc.	35-1003799	Not Exclusive	Accident & health	C / CA / B / P / U	12
Matrix	01-0544915	Not Exclusive	Accident & health	C / CA / B / P / U	12
Merchants Benefit Administration, Inc.	86-0875918	Exclusive	Accident & health	B / C / CA / P	22
PRAM Insurance Services, Inc.	33-0367265	Not Exclusive	Accident & health	C / CA / B / P / U	4
RMTS - Manufacturers & Traders Trust Co.	20-1049240	Not Exclusive	Accident & health	C / CA / B / P / U	24
Roundstone Management, Ltd.	27-0371422	Not Exclusive	Accident & health	C / CA / B / P / U	78
Star Line Group	04-3499188	Not Exclusive	Accident & health	C / CA / B / P / U	5
TMS RE Inc	65-0644164	Not Exclusive	Accident & health	C / CA / B / P / U	61
United Group Programs Inc.	59-1896277	Not Exclusive	Accident & health	C / CA / B / P / U	10
USMGU	46-4619917	Not Exclusive	Accident & health	C / CA / B / P / U	1
Total Direct Premiums Written and Produced					$444
1	Authority code key includes: C– claims payment, CA– claims adjustment, B- binding authority, P-premium collection, U- underwriting.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2021		December 31, 2020
(in millions)	Separate account assets legally insulated	Separate account assets (not legally insulated)	Separate account assets legally insulated	Separate account assets (not legally insulated)
Product / Transaction:
Individual annuities	$79,416	$-	$71,875	$-
Group annuities	18,091	-	17,550	-
Life insurance	27,865	-	24,982	-
Total	$125,372	$-	$114,407	$-

The following table summarizes amounts paid towards separate account guarantees by the general account and related risk charges paid by the separate account for the years ended:

(in millions)	Total paid toward separate account guarantees	Risk charges paid to general account
2021	$12	$674
2020	$26	$631
2019	$58	$612
2018	$18	$594
2017	$13	$559

The Company does not engage in securities lending transactions within its separate accounts.

Most separate accounts held by the Company relate to individual and group variable annuity and variable universal life insurance contracts of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The individual variable annuity contracts generally provide an incidental death benefit of the greater of account value or premium paid (net of prior withdrawals). However, many individual variable annuity contracts also provide death benefits equal to (i) the most recent fifth-year anniversary account value, (ii) the highest account value on any previous anniversary, (iii) premiums paid increased 5% or certain combinations of these, all adjusted for prior withdrawals. The death benefit and cash value under the variable universal life policies may vary with the investment performance of the underlying investments in the separate accounts. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed.

Certain other separate accounts offered by the Company contain groups of variable universal life policies wherein the assets supporting account values on the underlying policies reside in Private Placement Separate Accounts. They provide a quarterly interest rate based on a crediting formula that reflects the market value to book value ratio of the investments, investment portfolio yield and a specified duration.

Certain other separate accounts relate to a guaranteed term option, which provides a guaranteed interest rate that is paid over certain maturity durations ranging from three to ten years, so long as certain conditions are met. If amounts allocated to the guaranteed term option are distributed prior to the maturity period, a market value adjustment can be assessed. The assets and liabilities of these separate accounts are carried at fair value.

Another separate account offered by the Company contains a group of universal life policies wherein the assets supporting the account values on the underlying policies reside in a Private Placement Separate Account. It provides an annual interest rate guarantee, subject to a minimum guarantee of 3%. The interest rate declared each year reflects the anticipated investment experience of the account. The business has been included as a nonindexed guarantee less than or equal to 4%.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in millions)	Indexed	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2021
Premiums, considerations or deposits	$-	$221	$-	$8,088	$8,309
Reserves
For accounts with assets at:
Fair value	$-	$2,368	$146	$121,404	$123,918
Amortized cost	-	308	-	-	308
Total reserves	$-	$2,676	$146	$121,404	$124,226
By withdrawal characteristics:
With market value adjustment	$-	$2,368	$146	$-	$2,514
At book value without market value adjustment and with current surrender charge of 5% or more	-	-	-	-	-
At fair value	-	-	-	121,307	121,307
At book value without market value adjustment and with current surrender charge less than 5%	-	308	-	9	317
Subtotal	$-	$2,676	$146	$121,316	$124,138
Not subject to discretionary withdrawal	-	-	-	88	88
Total reserves[1]	$-	$2,676	$146	$121,404	$124,226
1

The total reserves balance does not equal the liabilities related to separate accounts of $125.4 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.2 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

(in millions)	Indexed	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2020
Premiums, considerations or deposits	$-	$417	$-	$5,392	$5,809
Reserves
For accounts with assets at:
Fair value	$-	$2,480	$166	$110,340	$112,986
Amortized cost	-	302	-	-	302
Total reserves	$-	$2,782	$166	$110,340	$113,288
By withdrawal characteristics:
With market value adjustment	$-	$2,480	$166	$-	$2,646
At book value without market value adjustment and with current surrender charge of 5% or more	-	-	-	-	-
At fair value	-	-	-	110,252	110,252
At book value without market value adjustment and with current surrender charge less than 5%	-	302	-	11	313
Subtotal	$-	$2,782	$166	$110,263	$113,211
Not subject to discretionary withdrawal	-	-	-	77	77
Total reserves[1]	$-	$2,782	$166	$110,340	$113,288

1

The total reserves balance does not equal the liabilities related to separate accounts of $114.4 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.1 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

The following table is a reconciliation of net transfers from separate accounts, as of the dates indicated:

		December 31,
(in millions)	2021	2020	2019
Transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$8,309	$5,809	$6,142
Transfers from separate accounts	(10,860)	(8,921)	(9,470)
Net transfers from separate accounts	$(2,551)	$(3,112)	$(3,328)
Reconciling adjustments:
Exchange accounts offsetting in the general account	(552)	(337)	(321)
Fees not included in general account transfers	68	(67)	(68)
Other miscellaneous adjustments not included in the general account balance	33	(28)	(30)
Transfers as reported in the statutory statements of operations	$(3,002)	$(3,544)	$(3,747)

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

(5)	Investments

Bonds and Stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2021
Bonds:
U.S. Government	$12	$-	$-	$12
States, territories and possessions	463	44	1	506
Political subdivisions	376	66	-	442
Special revenues	2,882	489	2	3,369
Industrial and miscellaneous	28,233	2,649	86	30,796
Loan-backed and structured securities	5,965	183	31	6,117
Total bonds	$37,931	$3,431	$120	$41,242
Common stocks unaffiliated	$225	$-	$-	$225
Preferred stocks unaffiliated	50	-	-	50
Total unaffiliated stocks[1]	$275	$-	$-	$275
Total bonds and unaffiliated stocks[1]	$38,206	$3,431	$120	$41,517

December 31, 2020
Bonds:
U.S. Government	$7	$-	$-	$7
States, territories and possessions	370	59	-	429
Political subdivisions	343	71	-	414
Special revenues	2,763	564	-	3,327
Industrial and miscellaneous	26,583	3,656	46	30,193
Loan-backed and structured securities	7,141	336	37	7,440
Total bonds	$37,207	$4,686	$83	$41,810
Common stocks unaffiliated	$142	$-	$-	$142
Preferred stocks unaffiliated	97	12	-	109
Total unaffiliated stocks[1]	$239	$12	$-	$251
Total bonds and unaffiliated stocks[1]	$37,446	$4,698	$83	$42,061

1

Excludes affiliated common stocks with a carrying value of $2.7 billion and $2.6 billion as of December 31, 2021 and 2020, respectively. Affiliated common stocks include investment in NLAIC and JNF of $2.6 billion and $186 million as of December 31, 2021, respectively, and $2.4 billion and $180 million as of December 31, 2020, respectively.

The carrying value of bonds on deposit with various states as required by law or special escrow agreement was $3 million as of December 31, 2021 and 2020.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2021. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties:

(in millions)	Carrying value	Fair value
Bonds:
Due in one year or less	$1,376	$1,398
Due after one year through five years	7,602	8,013
Due after five years through ten years	9,671	10,182
Due after ten years	13,317	15,531
Total bonds excluding loan-backed and structured securities	$31,966	$35,124
Loan-backed and structured securities	5,965	6,118
Total bonds	$37,931	$41,242

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2021
Bonds:
U.S. Government	$3	$-	$-	$-	$3	$-
States, territories and possessions	77	1	1	-	78	1
Special revenues	76	2	-	-	76	2
Industrial and miscellaneous	3,355	74	455	48	3,810	122
Loan-backed and structured securities	2,005	14	332	19	2,337	33
Total bonds	$5,516	$91	$788	$67	$6,304	$158
Common stocks unaffiliated	$-	$-	$23	$2	$23	$2
Preferred stocks unaffiliated	14	-	-	-	14	-
Total unaffiliated stocks	$14	$-	$23	$2	$37	$2
Total bonds and unaffiliated stocks	$5,530	$91	$811	$69	$6,341	$160

December 31, 2020
Bonds:
U.S. Government	$-	$-	$-	$-	$-	$-
States, territories and possessions	1	-	-	-	1	-
Special revenues	14	-	-	-	14	-
Industrial and miscellaneous	636	27	408	38	1,044	65
Loan-backed and structured securities	1,454	15	870	23	2,324	38
Total bonds	$2,105	$42	$1,278	$61	$3,383	$103
Common stocks unaffiliated	$21	$4	$-	$-	$21	$4
Preferred stocks unaffiliated	9	-	-	-	9	-
Total unaffiliated stocks	$30	$4	$-	$-	$30	4
Total bonds and unaffiliated stocks	$2,135	$46	$1,278	$61	$3,413	$107

As of December 31, 2021, management evaluated securities in an unrealized loss position and all non-marketable securities for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

There was no intent to sell other-than-temporary impairments on loan-backed and structured securities for the years ended December 31, 2021 and 2020.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2021	2020
Amortized cost:
Loans with non-specific reserves	$8,219	$7,819
Loans with specific reserves	9	12
Total amortized cost	$8,228	$7,831
Valuation allowance:
Non-specific reserves	$42	$45
Specific reserves	1	3
Total valuation allowance[1]	$43	$48
Mortgage loans, net of allowance	$8,185	$7,783

1	Changes in the valuation allowance are due to current period provisions. These changes in the valuation allowance for the years ended December 31, 2021, 2020, and 2019 were immaterial.

As of December 31, 2021 and 2020, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.

The following table summarizes the LTV ratio and DSC ratio of the mortgage loan portfolio as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than or equal to 1.00	Total
December 31, 2021
Apartment	$3,441	$33	$3,474	$3,445	$29	$3,474
Industrial	1,137	-	1,137	1,137	-	1,137
Office	1,226	25	1,251	1,231	20	1,251
Retail	2,067	41	2,108	2,068	40	2,108
Other	171	-	171	171	-	171
Total[1]	$8,042	$99	$8,141	$8,052	$89	$8,141
Weighted average DSC ratio	2.22	1.31	2.21	2.22	0.90	2.21
Weighted average LTV ratio	58%	94%	59%	59%	78%	59%

December 31, 2020
Apartment	$2,988	$25	$3,013	$2,993	$20	$3,013
Industrial	1,026	-	1,026	1,005	21	1,026
Office	1,307	-	1,307	1,304	3	1,307
Retail	2,155	27	2,182	2,169	13	2,182
Other	218	-	218	218	-	218
Total[1]	$7,694	$52	$7,746	$7,689	$57	$7,746
Weighted average DSC ratio	2.21	1.52	2.20	2.21	0.91	2.20
Weighted average LTV ratio	57%	98%	57%	57%	65%	57%

1	Excludes $87 million and $85 million of commercial mortgage loans that were under development as of December 31, 2021 and 2020, respectively.

As of December 31, 2021 and 2020, the Company has a diversified mortgage loan portfolio with no more than 24%, in a geographic region in the U.S. and no more than 1% with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2021 were 4.1% and 1.9%, respectively, and for those originated or acquired during 2020 were 4.3% and 1.9%, respectively. As of December 31, 2021 and 2020, the maximum LTV ratio of any one loan at the time of loan origination was 80%. As of December 31, 2021 and 2020, the Company did not hold mortgage loans with interest 90 days or more past due. Additionally, there were no taxes, assessments or any amounts advanced and not included in the mortgage loan portfolio.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Securities Lending

The fair value of loaned securities was $547 million and $244 million as of December 31, 2021 and 2020, respectively. The Company held $170 million and $101 million of cash collateral on securities lending as of December 31, 2021 and 2020, respectively. As of December 31, 2021, the carrying value and fair value of reinvested collateral assets was $170 million. As of December 31, 2020, the carrying value and fair value of reinvested collateral assets was $101 million. The fair value of bonds acquired with reinvested collateral assets was $173 million and $103 million as of December 31, 2021 and 2020, respectively. There are no securities lending transactions that extend beyond one year as of the reporting date. The Company received $388 million and $148 million of non-cash collateral on securities lending as of December 31, 2021 and 2020, respectively.

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in millions)	2021	2020	2019
Bonds	$1,417	$1,419	$1,408
Mortgage loans	358	339	353
Other invested assets	499	384	225
Policy loans	43	43	45
Derivative instruments[1]	31	25	23
Other	12	16	28
Gross investment income	$2,360	$2,226	$2,082
Investment expenses	(129)	(119)	(108)
Net investment income	$2,231	$2,107	$1,974

1	Includes net investment income applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

There was no investment income due and accrued that was nonadmitted as of December 31, 2021 and 2020.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

	December 31,
(in millions)	2021	2020	2019
Gross gains on sales	$106	$36	$71
Gross losses on sales	(32)	(42)	(21)
Net realized gains (losses) on sales	$74	$(6)	$50
Net realized derivative losses[1]	(679)	(521)	(515)
Other-than-temporary impairments	(4)	(78)	(5)
Total net realized losses	$(609)	$ (605)	$(470)
Tax expense (benefit) on net losses	59	(26)	7
Net realized capital losses, net of tax	$(668)	$(579)	$(477)
Less: Realized losses transferred to the IMR	15	(4)	-
Net realized capital losses, net of tax and transfers to the IMR	$(683)	$(575)	$(477)

1	Includes impacts to derivative instruments applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

For the year ended December 31, 2021, gross realized gains and gross realized losses on sales of bonds were $80 million and $31 million, respectively. For the year ended December 31, 2020, gross realized gains and gross realized losses on sales of bonds were $26 million and $38 million, respectively. For the year ended December 31, 2019, gross realized gains and gross realized losses on sales of bonds were $56 million and $19 million, respectively.

The Company did not enter into any material repurchase transactions that would be considered wash sales during the years ended December 31, 2021 and 2020.

Investment Commitments

The Company had unfunded commitments related to its investment in limited partnerships and limited liability companies totaling $793 million and $483 million as of December 31, 2021 and 2020, respectively. As of December 31, 2021 and 2020, there were $89 million and $21 million of commitments to purchase private placement bonds and $0 and $114 million of outstanding commitments to fund mortgage loans, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

(6)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company may use interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Equity market risk management. The Company issues a variety of insurance products that expose it to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including futures and options.

Indexed crediting risk management. The Company issues a variety of insurance and annuity products with indexed crediting features that expose the Company to risks related to the performance of an underlying index. To mitigate these risks, the Company enters into a variety of derivatives including index options, total return swaps and futures. The underlying indices can have exposure to equites, commodities and fixed income securities.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2021 and 2020, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

The following table summarizes the fair value, carrying value and related notional amounts of derivative instruments, as of the dates indicated:

(in millions)	Notional amount	Net Carrying Value	Fair value asset	Fair value liability	Average fair value
December 31, 2021
Interest rate swaps	$7	$-	$-	$-	$-
Options	25	1	1	-	-
Cross currency swaps	1,465	32	101	(13)	1
Futures	2,715	-	-	-	-
Total derivatives¹	$4,212	$33	$102	$(13)	$1

December 31, 2020
Interest rate swaps	$7	$(1)	$-	$(1)	$(1)
Options	-	-	-	-	-
Cross currency swaps	1,524	(36)	75	(49)	-
Futures	3,342	-	-	-	-
Total derivatives¹	$4,873	$(37)	$75	$(50)	$(1)
1	Fair value balance excludes immaterial accrued interest on derivative assets for December 31, 2021 and 2020.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Of the $102 million and $75 million of fair value of derivative assets as of December 31, 2021 and 2020, $13 million and $24 million were subject to master netting agreements as of December 31, 2021 and 2020, the Company received $92 million and $35 million of cash collateral and $17 million and $22 million in pledged securities, respectively, resulting in an immaterial uncollateralized position as of December 31, 2021 and 2020. Of the $13 million and $50 million of fair value of derivative liabilities as of December 31, 2021 and 2020, $13 million and $24 million were subject to master netting agreements as of December 31, 2021 and 2020, the Company posted $0 and $28 million of cash collateral, respectively, resulting in an immaterial uncollateralized position as of December 31, 2021 and 2020. Securities received as collateral are recorded off-balance sheet and exclude initial margin posted on derivatives of $171 million and $280 million as of December 31, 2021 and 2020, respectively.

The following table summarizes net gains and losses on derivatives programs by type of derivative instrument, as of the dates indicated:

	Net realized (losses) gains recorded in operations			Unrealized gains (losses) recorded in capital and surplus
	December 31,			December 31,
(in millions)	2021	2020	2019	2021	2020	2019
Options	$-	$-	$3	$-	$(1)	$4
Cross currency swaps	1	4	(1)	69	(102)	(13)
Futures	(680)	(525)	(517)	27	1	(169)
Total	$(679)	$(521)	$(515)	$96	$(102)	$(178)

(7)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2021:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$7	$1	$-	$8
Common stocks unaffiliated	82	143	-	-	225
Preferred stocks unaffiliated	-	44	6	-	50
Separate account assets	119,549	2,087	49	3,354	125,039
Assets at fair value	$119,631	$2,281	$56	$3,354	$125,322

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2021:

(in millions)	Bonds	Common stocks unaffiliated	Preferred stocks unaffiliated	Separate account assets	Assets at fair value
Balance as of December 31, 2020	$1	$1	$-	$58	$60
Net gains (losses):
In operations	-	-	-	-	-
In surplus	-	-	1	6	7
Purchases	1	-	1	-	2
Sales	(1)	-	-	(15)	(16)
Transfers into Level 3	-	-	4	-	4
Transfers out of Level 3	-	(1)	-	-	(1)
Balance as of December 31, 2021	$1	$-	$6	$49	$56

Preferred stocks unaffiliated transfers into Level 3 are primarily related to the Company’s adoption of SSAP No. 32R. Refer to Note 2 for more information.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The following table summarizes assets and liabilities held at fair value as of December 31, 2020:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$4	$1	$-	$5
Common stocks unaffiliated	53	88	1	-	142
Separate account assets	109,265	2,047	58	2,720	114,090
Assets at fair value	$109,318	$2,139	$60	$2,720	$114,237

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2020:

(in millions)	Bonds	Common stocks unaffiliated	Derivative assets[1]	Separate account assets	Assets at fair value
Balance as of December 31, 2019	$6	$1	$6	$87	$100
Net gains (losses):
In operations	(2)	-	-	-	(2)
In surplus	5	-	(1)	(17)	(13)
Purchases	2	-	-	-	2
Sales	(9)	-	(5)	(12)	(26)
Transfers into Level 3	1	-	-	-	1
Transfers out of Level 3	(2)	-	-	-	(2)
Balance as of December 31, 2020	$1	$1	$-	$58	60

1	Non-binding broker quotes are utilized to determine fair value of all Level 3 derivative assets.

Bond transfers into and/or out of Level 3 during the year ended December 31, 2020 are due to the changes in observability of pricing inputs and changes resulting from application of the lower of amortized cost or fair value rules based on the security’s NAIC designation.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair Value
(in millions)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2021
Assets:
Bonds[1,2,3]	$2	$35,874	$5,358	$41,234	$37,923
Mortgage loans, net of allowance	-	-	8,340	8,340	8,185
Policy loans	-	-	913	913	913
Derivative assets	-	101	1	102	64
Cash, cash equivalents and short-term investments	127	509	-	636	636
Securities lending collateral assets	170	-	-	170	170
Separate account assets	3	374	3	380	333
Total assets	$302	$36,858	$14,615	$51,775	$48,224
Liabilities:
Investment contracts	$-	$-	$2,720	$2,720	$2,715
Derivative liabilities	-	13	-	13	31
Total liabilities	$-	$13	$2,720	$2,733	$2,746

December 31, 2020
Assets:
Bonds[3]	$1,366	$39,072	$1,367	$41,805	$37,202
Preferred stocks unaffiliated	-	104	5	109	97
Mortgage loans, net of allowance	-	-	7,952	7,952	7,783
Policy loans	-	-	888	888	888
Derivative assets	-	75	-	75	51
Cash, cash equivalents and short-term investments	(90)	551	-	461	461
Securities lending collateral assets	101	-	-	101	101
Separate account assets	7	368	-	375	317
Total assets	$1,384	$40,170	$10,212	$51,766	$46,900
Liabilities:
Investment contracts	$-	$-	$2,097	$2,097	$2,076
Derivative liabilities	-	48	-	48	86
Total liabilities	$-	$48	$2,097	$2,145	$2,162

1

The Company changed pricing services for certain investments in 2021 resulting in the Company applying a practical expedient within SSAP No. 100, Fair Value, that resulted in those investments being classified in Level 2.

2	The Company changed to a pricing service for certain investments in 2021. The service incorporates a proprietary input which resulted in these investments being classified in Level 3.
3	Level 3 is primarily composed of industrial and miscellaneous bonds.

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Securities lending collateral assets. These assets are comprised of bonds and short-term investments and the respective fair values are estimated based on the fair value methods described in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

(8)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2021
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$759	$30	$789
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$759	$30	$789
Less: Deferred tax assets nonadmitted	(71)	(12)	(83)
Net admitted deferred tax assets	$688	$18	$706
Less: Deferred tax liabilities	(81)	(7)	(88)
Net admitted deferred tax assets	$607	$11	$618

	December 31, 2020
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$770	$16	$786
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$770	$16	$786
Less: Deferred tax assets nonadmitted	(41)	-	(41)
Net admitted deferred tax assets	$729	$16	$745
Less: Deferred tax liabilities	(94)	(9)	(103)
Net admitted deferred tax assets	$635	$7	$642

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in millions)	2021	2020	Change
Adjusted gross deferred tax assets	$789	$786	$3
Total deferred tax liabilities	(88)	(103)	15
Net deferred tax assets	$701	$683	$18
Less: Tax effect of unrealized gains			(30)
Less: Prior period adjustment			(2)
Change in deferred income tax			$50

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2021
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$11	$11
Adjusted gross deferred tax assets expected to be realized[1]	607	-	607
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	81	7	88
Admitted deferred tax assets	$688	$18	$706

	December 31, 2020
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$7	$7
Adjusted gross deferred tax assets expected to be realized[1]	633	2	635
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	96	7	103
Admitted deferred tax assets	$729	$16	$745
1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2021 and 2020, the threshold limitation for adjusted capital and surplus was $1.3 billion.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $8.4 billion as of December 31, 2021 and 2020. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 1,125% and 1,176% as of December 31, 2021 and 2020, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	December 31, 2021
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	8.36%	0.00%	8.36%

	December 31, 2020
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	32.64%	0.00%	32.64%

The Company’s tax planning strategies included the use of affiliated reinsurance for the years ended December 31, 2021 and 2020.

There are no temporary differences for which deferred tax liabilities are not recognized for the years ended December 31, 2021 and 2020.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in millions)	2021	2020	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$90	$108	$(18)
Investments	128	116	12
Deferred acquisition costs	214	202	12
Policyholders’ dividends accumulation	4	5	(1)
Compensation and benefits accrual	11	10	1
Tax credit carry-forward	299	316	(17)
Other	13	13	-
Subtotal	$759	$770	$(11)
Nonadmitted	(71)	(41)	(30)
Admitted ordinary deferred tax assets	$688	$729	$(41)
Capital:
Investments	30	16	14
Subtotal	$30	$16	$14
Nonadmitted	(12)	-	(12)
Admitted capital deferred tax assets	$18	$16	$2
Admitted deferred tax assets	$706	$745	$(39)

Deferred tax liabilities
Ordinary:
Investments	$(12)	$(2)	$(10)
Deferred and uncollected premium	(6)	(6)	-
Future policy benefits and claims	(38)	(57)	19
Deferred acquisition costs	(14)	(28)	14
Marketing allowance and trail commission	(10)	-	(10)
Other	(1)	(1)	-
Subtotal	$(81)	$(94)	$13
Capital:
Investments	(7)	(9)	2
Subtotal	$(7)	$(9)	$2
Deferred tax liabilities	$(88)	$(103)	$15
Net deferred tax assets	$618	$642	$(24)

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowances have been established as of December 31, 2021 and 2020.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income (loss) before tax as follows, for the years ended:

	December 31,
(in millions)	2021	2020	2019
Current income tax (benefit) expense	$50	$(22)	$(66)
Change in deferred income tax (without tax on unrealized gains and losses)	(50)	(41)	29
Total income tax (benefit) reported	$-	$(63)	$(37)

Income before income and capital gains taxes	$861	$465	$563
Federal statutory tax rate	21%	21%	21%
Expected income tax expense at statutory tax rate	$181	$98	$118
(Decrease) increase in actual tax reported resulting from:
Dividends received deduction	(137)	(117)	(101)
Change in tax reserves	-	16	-
Tax credits	(47)	(48)	(53)
Loss carryback rate differential	-	(10)	-
Other	3	(2)	(1)
Total income tax (benefit) reported	$-	$(63)	$(37)

The Company incurred $10 million in federal income tax expense in 2021 which is available for recoupment in the event of future net losses.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2021:

(in millions)	Amount	Origination	Expiration
Business credits	$15	2014	2034
Business credits	$47	2015	2035
Business credits	$62	2016	2036
Business credits	$62	2017	2037
Business credits	$30	2018	2038
Business credits	$27	2019	2039
Business credits	$29	2020	2040
Business credits	$27	2021	2041

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

Nationwide Mutual Insurance Company

AGMC Reinsurance, Ltd

Allied Group, Inc.

Allied Holding (Delaware), Inc.

Allied Insurance Company of America

Allied Property & Casualty Insurance Company

Allied Texas Agency, Inc.

AMCO Insurance Company

American Marine Underwriters

Crestbrook Insurance Company

Depositors Insurance Company

DVM Insurance Agency, Inc.

Eagle Captive Reinsurance, LLC

Freedom Specialty Insurance Company

Harleysville Group Inc.

Harleysville Insurance Co. of New York

Harleysville Insurance Company

Harleysville Insurance Company of New Jersey

Harleysville Lake States Insurance Company

Harleysville Life Insurance Company

Harleysville Preferred Insurance Company

Harleysville Worcester Insurance Company

Jefferson National Financial Corporation

Jefferson National Securities Corporation

Lone Star General Agency, Inc.

National Casualty Company

Nationwide Advantage Mortgage Company

Nationwide Affinity Insurance Company of America

Nationwide Agent Risk Purchasing Group. Inc.

Nationwide Agribusiness Insurance Company

Nationwide Assurance Company

Nationwide Cash Management Company

Nationwide Corporation

Nationwide Financial Assignment Company

Nationwide Financial General Agency, Inc.

Nationwide Financial Services, Inc.

Nationwide General Insurance Company

Nationwide Indemnity Company

Nationwide Insurance Company of America

Nationwide Insurance Company of Florida

Nationwide Investment Services Corporation

Nationwide Life and Annuity Ins. Company

Nationwide Life Insurance Company

Nationwide Lloyds

Nationwide Property & Casualty Ins. Company

Nationwide Retirement Solutions, Inc.

Nationwide Sales Solutions, Inc.

Nationwide Trust Company, FSB

NBS Insurance Agency, Inc.

NFS Distributors, Inc.

Registered Investment Advisors Services, Inc.

Retention Alternatives SAC Ltd.

Scottsdale Indemnity Company

Scottsdale Insurance Company

Scottsdale Surplus Lines Insurance Company

THI Holdings (Delaware), Inc.

Titan Insurance Company

Titan Insurance Services, Inc.

Veterinary Pet Insurance Company

Victoria Fire & Casualty Company

Victoria National Insurance Company

Victoria Select Insurance Company

VPI Services, Inc.

The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2021 and 2020.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

(9)	Short-Term Debt and Federal Home Loan Bank Funding Agreement

Short-Term Debt

The Company participated in a commercial paper program with a limit of $750 million, which was terminated in 2021. There were no amounts outstanding under the program as of December 31, 2020.

As of December 31, 2020, the Company had access to borrow up to $300 million from the FHLB to provide financing for operations that expired in March 2021. As of December 31, 2020, the Company had $4.3 billion in eligible collateral and no amounts outstanding under the agreement. In February 2021, the Company terminated this agreement and entered into a new agreement with the FHLB, which expired February 4, 2022, that allowed the Company and NLAIC access to collectively borrow up to $1.1 billion in the aggregate, which would be collateralized by pledged securities. As of December 31, 2021, the Company had $3.6 billion in eligible collateral and no amounts outstanding under the agreement. In February 2022, this agreement was extended through February 3, 2023.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2021 and 2020.

The terms of certain debt instruments contain various restrictive covenants, including, but not limited to, minimum statutory surplus defined in the agreements. The Company was in compliance with all covenants as of December 31, 2021 and 2020.

The amount of interest paid on short-term debt was immaterial in 2021, 2020 and 2019.

Federal Home Loan Bank Funding Agreements

The Company is a member of the FHLB. Through its membership, the FHLB established the Company’s capacity for short-term borrowings and cash advances under the funding agreement program at up to 50% of total admitted assets.

The Company’s Board of Directors has authorized the issuance of funding agreements up to $4.0 billion to the FHLB, shared between the Company and NLAIC, in exchange for cash advances, which are collateralized by pledged securities. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB for use in general operations would be accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. Membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $25 million and $30 million in membership stock as of December 31, 2021 and 2020, respectively. As part of the agreement, the Company purchased and held an additional $118 million and $58 million in activity stock as of December 31, 2021 and 2020, respectively, which is included in the general account in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s liability for advances from the FHLB was $2.7 billion and $2.1 billion as of December 31, 2021 and 2020, respectively, which is included in future policy benefits and claims on the statutory statements of admitted assets, liabilities, capital and surplus. The advances were collateralized by bonds and mortgage loans with carrying values of $3.1 billion (1.7 % of total admitted assets) as of December 31, 2021 and $2.4 billion (1.5% of total admitted assets) as of December 31, 2020, which are included in the general account in bonds and mortgage loans on the statutory statements of admitted assets, liabilities, capital and surplus.

(10)	Surplus Notes

The following table summarizes the carrying value of surplus notes issued by the Company to NFS, as of the dates indicated:

(in millions)
Date issued	Interest rate	Par value	Carrying value	Interest and/ or principal paid in current year	Total interest and/ or principal paid	Unapproved interest and/ or principal	Date of maturity
December 31, 2021
12/19/2001	7.50%	$300	$300	$22	$450	$-	12/31/2031
6/27/2002	8.15%	300	300	25	473	-	6/27/2032
12/23/2003	6.75%	100	100	7	119	-	12/23/2033
12/20/2019	4.21%	400	400	17	34	-	12/19/2059
Total		$1,100	$1,100	$71	$1,076	$-

December 31, 2020
12/19/2001	7.50%	$300	$300	$22	$428	$-	12/31/2031
6/27/2002	8.15%	300	300	25	448	-	6/27/2032
12/23/2003	6.75%	100	100	7	112	-	12/23/2033
12/20/2019	4.21%	400	400	17	17	-	12/19/2059
Total		$1,100	$1,100	$71	$1,005	$-

The surplus notes were issued in accordance with Section 3901.72 of the Ohio Revised Code. The principal and interest on these surplus notes shall not be a liability or claim against NLIC, or any of its assets, except as provided in Section 3901.72 of the Ohio Revised Code. The Department must approve interest and principal payments before they are paid.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

(11)	Reinsurance

The Company has 100% coinsurance agreement with funds withheld with Eagle to cede specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts and certain fixed indexed annuity contracts issued and to be issued by NLIC. While the GMDB and GLWB contract riders are ceded by NLIC to Eagle, the base annuity contracts and any non-reinsured risks will be retained by NLIC. Amounts ceded to Eagle during 2021, 2020 and 2019 included premiums of $607 million, $627 million and $529 million, respectively, benefits and claims, net of third party reinsurance recoveries of $8 million, $23 million, and $17 million respectively, net investment earnings on funds withheld assets of $40 million, $49 million and $33 million, respectively, and an expense allowance for third party reinsurance premiums of $1 million, $1 million and $1 million, respectively. As of December 31, 2021 and 2020, the carrying value of the funds withheld assets recorded within funds held under coinsurance was $1.1 billion and $965 million, respectively, which consists of bonds and cash equivalents that had a carrying value of $954 million and $856 million, respectively, and mortgage loans that had a carrying value of $98 million and $108 million, respectively. As of December 31, 2021 and 2020, the Company’s reserve credit for guaranteed benefits ceded under the reinsurance agreements was $50 million and $65 million, respectively. Amounts payable to Eagle related to the reinsurance agreements were $204 million and $402 million as of as of December 31, 2021 and December 31, 2020, respectively.

The Company has a reinsurance agreement with NMIC whereby nearly all of the Company’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of the Company’s agreement, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the policyholder. Amounts ceded to NMIC include revenues of $281 million, $281 million and $279 million for the years ended December 31, 2021, 2020 and 2019, respectively, while benefits, claims and expenses ceded were $257 million, $260 million and $273 million, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are assumed on a modified coinsurance basis. Under modified coinsurance agreements, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under terms of the agreement, the Company bears the investment risk associated with changes in interest rates. Risk of asset default remains with NLAIC, and the Company pays a fee to NLAIC for the retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Amounts assumed from NLAIC are included in the Company’s statutory statement of operations for 2021, 2020 and 2019 and include premiums of $10 million, $12 million and $14 million, respectively, net investment income of $42 million, $46 million and $49 million, respectively, and benefits, claims and other expenses of $147 million, $171 million and $251 million, respectively. The reserve adjustment for 2021, 2020 and 2019 of $(151) million, $(172) million and $(246) million, respectively, represents changes in reserves related to this fixed block of business, offset by investment earnings on the underlying assets. Policy reserves under this agreement totaled $985 million and $1.1 billion as of December 31, 2021 and 2020, respectively, and amounts payable related to this agreement were $8 million for the years ended December 31, 2021 and 2020.

The Company has an intercompany reinsurance agreement with NLAIC whereby certain variable universal life insurance, whole life insurance and universal life insurance policies are assumed on a modified coinsurance basis. Total policy reserves under this treaty were $35 million and $37 million as of December 31, 2021 and 2020, respectively. Total premiums assumed under this treaty were $12 million, $8 million and $11 million during 2021, 2020 and 2019, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby a certain life insurance contract is assumed on a 100% coinsurance basis. Policy reserves assumed under this agreement totaled $155 million and $158 million as of December 31, 2021 and 2020, respectively.

The Company has entered into reinsurance contracts to cede a portion of its individual annuity and life insurance business to unrelated reinsurers. Total reserve credits taken as of December 31, 2021 and 2020 were $382 million and $420 million, respectively. The three largest contracts are with Security Benefit Life Insurance Company (“SBL”), SCOR Global Life Americas Reinsurance (“SGLAR”), and Security Life of Denver Insurance Company (“SLD”) as of December 31, 2021. Total reserve credits taken on these contracts as of December 31, 2021 and 2020 totaled $96 million and $100 million for each year, from SBL, $32 million and $44 million, respectively, from SGLAR and $29 million and $36 million, respectively, from SLD. The ceding of risk does not relieve the Company, as the original insurer, from its primary obligation to the policyholder. Under the terms of the contracts, SBL has established a trust as collateral for the recoveries, whereby the trust assets are invested in investment grade securities, the fair value of which must at all times be greater or equal to 100% of the reinsured reserves.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

(12)	Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space cost sharing arrangements, and agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, several benefit plans sponsored by NMIC are available to Nationwide employees, for which the Company has no legal obligations. Measures used to determine the allocation among companies includes individual employee estimates of time spent, special cost studies, the number of full-time employees and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the Enterprise Cost Sharing Agreement. For the years ended December 31, 2021, 2020 and 2019, the Company was allocated costs from NMIC and NSC totaling $288 million, $281 million and $220 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.8 billion, $3.7 billion and $3.5 billion as of December 31, 2021, 2020 and 2019, respectively. Total revenues from these contracts were $121 million, $122 million and $120 million for the years ended December 31, 2021, 2020 and 2019, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $113 million, $115 million and $112 million for the years ended December 31, 2021, 2020 and 2019, respectively.

The Company may underwrite insurance policies for its officers, directors, and/or other personnel providing services to the Company. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

Under the enterprise cost sharing agreement, the Company has a cost sharing arrangement with NMIC to occupy office space. For the years ended December 31, 2021, 2020 and 2019, the Company was allocated costs from NMIC of $12 million, $13 million and $11 million, respectively.

The Company receives an annual fee payable from the Tax Credit Funds, for which it is a guarantor and Managing Member, for its services in connection with the oversight of the performance of the Investee Partnerships and the compliance by their managing members and managing agents thereof with the provisions of the various operating level agreements and applicable laws. The Company earned $3 million, $2 million, and $2 million for the years ended December 31, 2021, 2020 and 2019, respectively.

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2021, 2020 and 2019, customer allocations to NFG funds totaled $76.8 billion, $69.2 billion and $66.8 billion, respectively. For the years ended December 31, 2021, 2020 and 2019, NFG paid the Company $265 million, $229 million and $227 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $509 million and $551 million as of December 31, 2021 and 2020, respectively. As of December 31, 2021 and 2020, amounts on deposit with NCMC were comprised of $483 million and $547 million, respectively, of cash equivalents, with remaining amounts in short-term investments.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2021, 2020 and 2019 was $74 million, $69 million and $71 million, respectively.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC with interest rates ranging from 3.3% to 5.0% and maturity dates ranging from January 2022 to July 2041. As of December 31, 2021 and 2020, the Company had mortgage loans outstanding of $358 million and $414 million, respectively.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities from the buyer at the original sales price plus interest. As of December 31, 2021 and 2020, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2021 and 2020, there were no outstanding borrowings from affiliated entities at any given time. The amount the Company incurred for interest expense on intercompany repurchase agreements during 2021, 2020 and 2019 were immaterial.

During 2019, the Company received capital contributions of $600 million from NFS. In March 2022, the Company received a capital contribution of $50 million from NFS.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

During 2020, the Company sold securities of $59 million to Nationwide Mutual Fire Insurance Company for cash, which resulted in a realized loss of $2 million.

During 2021, 2020 and 2019, the Company paid capital contributions of $400 million, $500 million and $400 million, respectively, to NLAIC. During 2022, the Company paid additional capital contributions totaling $100 million to NLAIC through the subsequent event date.

The company has an unsecured promissory note and revolving line of credit with JNLNY whereby JNLNY can borrow up to $5 million. No amounts have been drawn on the note as of December 31, 2021 or through the subsequent event date.

Pursuant to financial support agreements, the Company has agreed to provide NLAIC and JNLIC with the minimum capital and surplus required by each state in which NLAIC and JNLIC does business. These agreements do not constitute the Company as guarantor of any obligation or indebtedness of NLAIC or JNLIC or provide any creditor of NLAIC or JNLIC with recourse to or against any of the assets of the Company.

Eagle’s surplus position is evaluated quarterly to determine if an additional surplus contribution is required from the Company or if a distribution to the Company can be declared as of each quarter end.

During 2020, the Company made surplus contributions to Eagle. On March 31, 2020 and April 17, 2020, the Company made surplus contributions to Eagle of $555 million and $50 million, respectively.

During 2021 and 2020 Eagle declared distributions to the Company based on their earned surplus position. On February 10, 2022, the Company received a dividend distribution of $168 million that was declared on December 31, 2021. The dividend receivable was recorded in accrued investment income as of December 31, 2021. On November 10, 2021, the Company received a dividend distribution of $45 million that was declared on September 30, 2021. On August 10, 2021, the Company received a dividend distribution of $20 million that was declared on June 30, 2021. On May 10, 2021, the Company received a dividend distribution of $191 million that was declared on March 31, 2021. On February 10, 2021, the Company received a dividend distribution of $292 million from Eagle that was declared on December 31, 2020. The dividend receivable was recorded in accrued investment income as of December 31, 2020. On November 10, 2020 the Company received a total distribution of $267 million from Eagle that was declared on September 30, 2020 and consisted of a return of contributed surplus of $184 million and a dividend of $83 million. On August 10, 2020 the Company received a return of contributed surplus distribution of $421 million from Eagle that was declared on June 30, 2020.

On December 22, 2021, the Company and NLAIC entered into a short-term loan where NLAIC borrowed $80 million from the Company. NLAIC repaid the short-term loan in full on January 4, 2022.

In March 2022, the Company executed a $850 million unsecured promissory note and revolving line of credit agreement with Nationwide SBL, LLC, an affiliate, at an interest rate of 1-month LIBOR plus 1.25% with a maturity date of March 1, 2023.

The Company utilizes the look-through approach in valuing its investment in Nationwide Real Estate Investors (NLIC), LLC (“NW REI (NLIC)”), a subsidiary of NMIC, at $71 million and $90 million as of December 31, 2021 and 2020, respectively. NW REI (NLIC)’s financial statements are not audited and the Company has limited the value of its investment in NW REI (NLIC) to the value contained in the audited statutory financial statements of the underlying investments. All liabilities, commitments, contingencies, guarantees or obligations of the NW REI (NLIC), which are required under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in NW REI (NLIC), if not already recorded in the financial statements of NW REI (NLIC).

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

(13)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there is no net financial statement impact related to these guarantees.

The contractual obligations under NLAIC’s single premium deferred annuity (“SPDA”) contracts in force and issued before September 1, 1988 are guaranteed by the Company. Total SPDA contracts affected by this guarantee in force as of December 31, 2021 and 2020 were approximately $7 million and $8 million, respectively.

The Company has guaranteed the obligations and liabilities of NISC, including, without limitation, the full and prompt payment of all accounts payable to any party now or in the future. If for any reason NISC fails to satisfy any of its obligations, the Company will cause such obligation, loss or liability to be fully satisfied.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(14)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The State of Ohio insurance laws require insurers to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (i) 10% of statutory-basis capital and surplus as of the prior December 31 or (ii) the statutory-basis net income of the insurer for the prior year. In March 2021, the Company paid an ordinary dividend of $550 million to NFS. No dividends were paid by the Company to NFS for the years ended December 31, 2020 and 2019. The Company’s statutory capital and surplus as of December 31, 2021, was $9.1 billion and statutory net income for 2021 was $811 million. As of January 1, 2022, the Company has the ability to pay dividends to NFS totaling $359 million without obtaining prior approval.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned capital and surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I     Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2021:

(in millions)	Column A	Column B	Column C	Column D
	Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
	Bonds:
	U.S. Treasury securities and obligations of U.S. government corporations	$2	$2	$2
	U.S. government and agencies	117	139	117
	Obligations of states and political subdivisions	3,506	4,089	3,506
	Foreign governments	197	200	197
	Public utilities	3,722	4,037	3,715
	All other corporate, mortgage-backed and asset-backed securities	30,420	32,776	30,394
	Total fixed maturity securities	$37,964	$41,243	$37,931
	Equity securities:
	Common Stocks:
	Banks, trust and insurance companies	56	59	59
	Industrial, miscellaneous and all other	168	167	167
	Nonredeemable preferred stocks	45	50	50
	Total equity securities[1]	$269	$276	$276
	Mortgage loans[2]	8,229		8,185
	Short-term investments	636		636
	Policy loans	914		913
	Other long-term investments[3]	1,323		1,324
	Total invested assets	$49,335		$49,265
1	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $2.7 billion are excluded.
2	Difference from Column B is attributable to valuation allowances on mortgage loans (see Note 5 to the audited statutory financial statements).
3

Includes derivatives, securities lending reinvested collateral assets and other invested assets. Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $134 million are excluded.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III     Supplementary Insurance Information

As of December 31, 2021, 2020 and 2019 and for each of the years then ended (in millions):

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs[1]	Future policy benefits, losses, claims and loss expenses	Unearned premiums[2]	Other policy claims and benefits payable[2]	Premium revenue
2021
Life Insurance		$5,306			$425
Annuities		8,026			6,686
Retirement Solutions		22,446			4,377
Corporate Solutions and Other		6,721			1,176

Total		$42,499			$12,664

2020
Life Insurance		$5,204			$394
Annuities		7,837			3,443
Retirement Solutions		22,362			5,939
Corporate Solutions and Other		5,599			861

Total		$41,002			$10,637

2019
Life Insurance		$5,125			$413
Annuities		7,955			4,202
Retirement Solutions		20,781			4,324
Corporate Solutions and Other		5,278			1,229

Total		$39,139			$10,168

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[3]	Benefits, claims, losses and settlement expenses[4]	Amortization of deferred policy acquisition costs[1]	Other operating expenses	Premiums written
2021
Life Insurance	$254	$311		$107
Annuities	337	9,489		41
Retirement Solutions	861	6,895		122
Corporate Solutions and Other	779	1,304		169

Total	$2,231	$17,999		$439

2020
Life Insurance	$247	$772		$123
Annuities	338	7,539		55
Retirement Solutions	843	8,258		131
Corporate Solutions and Other	679	717		135

Total	$2,107	$17,286		$444

2019
Life Insurance	$262	$807		$133
Annuities	319	8,460		57
Retirement Solutions	824	6,539		122
Corporate Solutions and Other	569	1,151		105

Total	$1,974	$16,957		$417

1	Deferred policy acquisition costs and amortization of deferred policy acquisition costs are not applicable for statutory basis of accounting.
2	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
3

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates and reported segment operating results would change if different methods were applied.

4	Benefits to policyholders and beneficiaries, reserves for future policy benefits and claims and commissions are included in Column H amounts.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV    Reinsurance

As of December 31, 2021, 2020 and 2019 and each of the years then ended:

(in millions)
Column A	Column B	Column C	Column D	Column E
		Ceded to	Assumed
	Gross	other	from other	Net
	amount	companies	companies	amount
2021
Life insurance in force	$144,115	$(29,120)	$653	$115,648
Premiums:
Life Insurance[1]	$1,624	$(140)	$12	$1,496
Accident and health insurance	445	(444)		1
Total	$2,069	$(584)	$12	$1,497

2020
Life insurance in force	$146,855	$(31,055)	$686	$116,486
Premiums:
Life Insurance[1]	$1,378	$(133)	$8	$1,253
Accident and health insurance	441	(440)	-	1
Total	$1,819	$(573)	$8	$1,254

2019
Life insurance in force	$146,044	$(31,691)	$728	$115,081
Premiums:
Life Insurance[1]	$1,761	$(661)	$10	$1,110
Accident and health insurance	444	(445)	2	1
Total	$2,205	$(1,106)	$12	$1,111
1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V     Valuation and Qualifying Accounts

Years ended December 31, 2021, 2020 and 2019:

(in millions)
Column A	Column B	Column C	Column D	Column E
	Balance at	Charged to		Balance at
	beginning	costs and		end of
Description	of period	expenses	Deductions[1]	period
2021
Valuation allowances - mortgage loans	$48	$(4)	$(1)	$43

2020
Valuation allowances - mortgage loans	$34	$14	$-	$48

2019
Valuation allowances - mortgage loans	$25	$9	$-	$34
1	Amounts generally represent recoveries, payoffs and sales.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

PART C. OTHER INFORMATION
Item 30. Exhibits
a)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant – Filed previously with registration statement (333-117998) on August 6, 2004, as document "item26a.txt," and hereby incorporated by reference.
b)	Not Applicable.
c)	Underwriting or Distribution contracts between the Depositor and Principal Underwriter – Filed previously with registration statement (333-117998) on August 6, 2004, as document "item26c.txt," and hereby incorporated by reference.
d)	Contract – Filed previously with registration statement (333-156020) on June 10, 2009, as document "contract.htm," and hereby incorporated by reference.
e)	Applications – Filed previously with registration statement (333-156020) on June 10, 2009, as document "application.htm," and hereby incorporated by reference.
f)	Depositor’s Certificate of Incorporation and By-Laws –
1)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164119) on January 4, 2010 as document "exhibitf1.htm" and hereby incorporated by reference.
2)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164119) on January 4, 2010 as document "exhibitf2.htm" and hereby incorporated by reference.
3)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164119) on January 4, 2010 as document "exhibitf3.htm" and hereby incorporated by reference.
g)	Reinsurance Agreements –
1)	Automatic Self Administered YRT Reinsurance Agreement with Swiss Re Life & Health America, Inc. dated June 1, 2006, previously filed on April 12, 2011 with registration statement (333-149295), as Exhibit (g)(2) and hereby incorporated by reference.
2)	Automatic/Facultative YRT Reinsurance Agreement with RGA Reinsurance Company dated October 1, 2006, previously filed on April 12, 2011 with registration statement (333-149295), as Exhibit (g)(1) and hereby incorporated by reference.
3)	Automatic YRT Reinsurance Agreement with SCOR Global Life U.S. Re Insurance Company of Texas, dated April 1, 2008, filed previously with registration statement (333-156020) on April 13, 2011 as document "scorreinsuranceagmt.htm" and hereby incorporated by reference.
h)	Form of Participation Agreements –
The following fund participation agreements were previously filed and are hereby incorporated by reference.
1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimfpa99h1.htm
2)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebernsteinfpa.htm
3)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentfpa99h2.htm
4)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockfpa.htm

5)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawarefpa.htm
6)	Fund Participation Agreement with DFA Investment Dimensions Group Inc.; Dimensional Fund Advisors LP; and DFA Securities LLC. dated February 8, 2012 with the registration statement under 333-149213, post-effective amendment number 7 filed on April 11, 2012 as document dfafpa.htm
7)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation, as amended, dated January 27, 2000 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusfpa99h3.htm
8)	Fund Participation Agreement with DWS Variable Series I and DWS Variable Series II (formerly Scudder Variable Series I, Scudder Variable Series II), Deutsche Investment Management Americas, Inc. and DWS Investments Distributors, Inc. (formerly DWS Scudder Distributors, Inc.) dated July 1, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document dwsfpa.htm
9)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended, dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedfpa99h4.htm
10)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated May 1, 1988 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidifpa99h5.htm
11)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund II dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated July 15, 1989 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiifpa99h6.htm
12)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund III dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated November 22, 1994 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiifpa99h7.htm
13)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankfpa99h8.htm
14)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co. dated December 22, 1998 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsfpa.htm
15)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusfpa99h9a.htm
16)	Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, as amended, dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettfpa.htm
17)	Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc., dated May 2, 2011 with the registration statement under 333-227783, post-effective amendment number 3 filed on September 9, 2019 as document d737458dex9924b24.htm
18)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm

19)	Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm
20)	Fund Participation Agreement with Northern Lights Variable Trust and Northern Lights Distributors, LLC. dated February 8, 2012 with the registration statement under 333-62692, post-effective amendment number 28 filed on June 11, 2012 as document northernlightsfpa.htm
21)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenfpa99h14.htm
22)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, as amended, dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcofpa.htm
23)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P. dated February 1, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamfpa.htm
24)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
25)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc., as amended, dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document trowefpa99h15.htm
26)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, and Morgan Stanley Investment Management, Inc., as amended, dated February 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univfpa99h16.htm
27)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, as amended, dated September 1, 1989 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckfpa.htm
28)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc, as amended, dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedfpa.htm
29)	Fund Participation Agreement with Wells Fargo Management, LLC, and Stephens, Inc., as amended, dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargofpa.htm
30)	Fund Participation Agreement with Virtus Variable Insurance Trust and VP Distributors, LLC, dated October 1, 2018 with the registration statement under 333-215169, post-effective amendment number 5 filed on April 18, 2019 as document d674921dex9926h32.htm
i)	Form of Administrative Contracts –
The following administrative contracts were previously filed and are hereby incorporated by reference.
1)	Administrative Services Agreement with AIM Advisors, Inc. dated July 1, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimasa99i1a.htm
2)	Financial Support Agreement with AIM Distributors, Inc. dated July 1, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimasa99i1b.htm
3)	Administrative Services Agreement with Alliance Fund Distributors, Inc. dated June 3, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebersteinasa.htm

4)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentasa99i2.htm
5)	Administrative Services Agreement with BlackRock (formerly FAM Distributors, Inc., and Merrill Lynch Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockasa.htm
6)	Administrative Services Agreement with Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawareasa.htm
7)	Fund Participation Agreement with DFA Investment Dimensions Group Inc.; Dimensional Fund Advisors LP; and DFA Securities LLC. dated February 8, 2012 with the registration statement under 333-149213, post-effective amendment number 7 filed on April 11, 2012 as document dfafpa.htm
8)	Restated Administrative Services Agreement with The Dreyfus Corporation, as amended, and 12b-1 letter agreement dated, as amended, dated June 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusasa99i3.htm
9)	Fund Participation Agreement with DWS Variable Series I and DWS Variable Series II (formerly Scudder Variable Series I, Scudder Variable Series II), Deutsche Investment Management Americas, Inc. and DWS Investments Distributors, Inc. (formerly DWS Scudder Distributors, Inc.) dated July 1, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document dwsfpa.htm
10)	Dealer Agreement with Federated Securities Corp. dated October 26, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedasa99i4a.htm
11)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedasa99i4b.htm
12)	Administrative Service Agreement with Fidelity Investments Institutional Operations Company, Inc., as amended dated April 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiiasa99i5a.htm
13)	Service Contract, with Fidelity Distributors Corporation, as amended dated April 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiiasa99i5b.htm
14)	Administrative Services Agreement with Franklin Templeton Services, LLC, as amended dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankasa99i6.htm
15)	Agreement with Goldman, Sachs & Co. dated January 6, 1999 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsasa.htm
16)	Distribution and Shareholder Services Agreement with Janus Distributors, Inc. dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusasa99i7.htm
17)	Administrative Services Agreement with Lord Abbett Series Fund, Inc., as amended dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettasa.htm
18)	Amended and Restated Fund Participation and Shareholder Services Agreement with MFS Variable Insurance Trust and Massachusetts Financial Service Company, as amended dated February 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document mfsasa99i9.htm
19)	Letter Agreement between MFS Fund Distributors, Inc. ("MFD") and Nationwide Financial Services, Inc. dated January 30, 2013 with the registration statement under 333-227783, post-effective amendment number 3 filed on September 9, 2019 as document d737458dex9924b39.htm

20)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), as amended dated May 2, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwasa99i10.htm
21)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
22)	Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm
23)	Service Agreement with Northern Lights Variable Trust. dated February 8, 2012 with the registration statement under 333-155153, post-effective amendment number 6 filed on April 19, 2013 as document d470080dex99i24.htm
24)	Revenue Sharing Agreement with Oppenheimer Funds, Inc. dated April 17, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenasa99i12.htm
25)	Administrative Services Agreement with Pacific Investment Management Company LLC, as amended dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcoasaa.htm
26)	Administrative Services Agreement with PIMCO Variable Insurance Trust, as amended dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcoasab.htm
27)	Administrative Services Agreement with Putnam Retail Management Limited Partnership, as amended dated August 1, 2006 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamasa.htm
28)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
29)	Administrative Services Letter Agreement with T. Rowe Price Associates, Inc. and T. Rowe Price International, Inc., as amended dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document troweasa99i13.htm
30)	Administrative Services Agreement with Morgan Stanley Distribution, Inc. (The Universal Institutional Funds, Inc.), as amended dated May 5, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univasa99i14.htm
31)	Administrative Services Agreement with Van Eck Securities Corporation, as amended dated November 3, 1997 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckasa.htm
32)	Administrative Services Agreement with Waddell & Reed, Inc., as amended dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedasa.htm
33)	Administrative Services Agreement with Wells Fargo Funds Management, LLC and Stephens, Inc., as amended dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargoasa.htm
34)	Administrative Services Agreement with Virtus Variable Insurance Trust and VP Distributors, LLC, dated October 1, 2018 with the registration statement under 333-215169, post-effective amendment number 5 filed on April 18, 2019 as document d674921dex9926i36.htm
j)	Not Applicable.
k)	Opinion of Counsel – Filed previously with registration statement (333-156020) on June 10, 2009, as document "opinionofcounsel.htm," and hereby incorporated by reference.

l)	Not Applicable.
m)	Not Applicable.
n)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
o)	Not Applicable.
p)	Not Applicable.
q)	Redeemability Exemption – Filed previously with registration statement (333-31725) on December 21, 2009 under document "exhibit_26q.htm" and is hereby incorporated by reference.
r)	Not Applicable.
99)	Power of Attorney – Attached hereto.
Item 31. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Carter, John L.
Executive Vice President-Chief Human Resources Officer	Clements, Vinita J.
Executive Vice President-Chief Information Officer	Fowler, James R.
Executive Vice President and Director	Frommeyer, Timothy G.
Senior Vice President-NF Strategic Customer Solutions	Ambrozy, Tina S.
Senior Vice President-Marketing Management - Financial Services	Bair, Ann S.
Senior Vice President-Head of Taxation	Biesecker, Pamela A.
Senior Vice President-Chief Investment Officer	Coleman, Joel L.
Senior Vice President-Chief Compliance Officer	Dankovic, Rae Ann
Senior Vice President-External Affairs	English, Steven M.
Senior Vice President-Chief Financial Officer - Nationwide Financial and Director	Ginnan, Steven A.
Senior Vice President-Annuity Distribution	Guymon, Rona
Senior Vice President-Nationwide Annuity and Director	Henderson, Eric S.
Senior Vice President and Treasurer	LaPaul, David
Senior Vice President-IT Chief Financial Officer, Procurement & BTO	O'Brien, Kevin G.
Senior Vice President-Corporate Solutions	Perez, Juan J.
Senior Vice President-Retirement Solutions Sales	Hawley, Craig A.
Senior Vice President-Chief Technology Officer - Nationwide Financial	Richardson, Michael A.
Senior Vice President-Nationwide Retirement Institute	Rodriguez, Kristi L.
Senior Vice President-Finance & Strategy Legal and Corporate Secretary	Skingle, Denise L.
Senior Vice President-Nationwide Life and Director	Snyder, Holly R.
Senior Vice President-Investment Management Group	Spangler, Michael S.
Senior Vice President-Retirement Solutions	Stevenson, Eric
Director	Walker, Kirt A.
Item 32. Persons Controlled by or Under Common Control with the Depositor or Registrant
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Trust Company, FSB	Federal	This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
525 Cleveland Avenue, LLC	Ohio	This is a limited liability company organized under the laws of the State of Ohio. The company was formed to provide remedial real property cleanup prior to sale.
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation[3]	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company[2,3]	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Company C2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account E2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account F2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account G2,3		A separate account issuing variable annuity products.
Jefferson National Life Insurance Company of New York[2,3]	New York	The company provides variable annuity products.
Jefferson National Life of New York Annuity Account 1[2,3]		A separate account issuing variable annuity products.
Jefferson National Securities Corporation[3]	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Variable Account-15[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Nationwide SBL, LLC	Ohio	The company is a lender offering securities-back lines of credit.
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.

Item 33. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 34. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-15
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B

b)	Directors and Officers of NISC:

President and Director	Ambrozy, Tina S.
Senior Vice President-Head of Taxation	Biesecker, Pamela A.
Senior Vice President and Secretary	Skingle, Denise L.
Vice President-Tax	Eppley, Daniel P.
Vice President and Assistant Secretary	Garman, David A.
Vice President-Chief Compliance Officer	Rabenstine, James J.
Vice President-CFO – Life Insurance	Wild, Keith D.
Associate Vice President and Assistant Treasurer	Conner, David A.
Associate Vice President and Assistant Treasurer	Hacker, Hope C.
Associate Vice President and Assistant Treasurer	Reese, John A.
Associate Vice President and Treasurer	Roswell, Ewan T.
Assistant Secretary	Bowman, Heidi
Assistant Secretary	Dokko, David
Assistant Secretary	Hartman, Mark E.
Assistant Secretary	Hinze, Keith W.
Director	Henderson, Eric S.
Director	Stevenson, Eric
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts	Compensation on Redemption	Brokerage Commissions	Other Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 35. Location of Accounts and Records
Steven A. Ginnan
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 36. Management Services
Not Applicable
Item 37. Fee Representation
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 26, 2022.
Nationwide VLI Separate Account-7
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact
Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated, on April 26, 2022.
JOHN L. CARTER
John L. Carter, President and Chief Operating Officer and Director
HOLLY R. SNYDER
Holly R. Snyder, Senior Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President-Nationwide Annuity and Director
STEVEN A. GINNAN
Steven A. Ginnan, Senior Vice President-Chief Financial Officer-Nationwide Financial and Director
KIRT A. WALKER
Director
By /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact